UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31st
Date of reporting period: September 30, 2015
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (58.4%)[1]
Basic Materials (1.4%)
^	Dow Chemical Co.	828,292	35,120
	EI du Pont de Nemours & Co.	641,078	30,900
	LyondellBasell Industries NV Class A	271,018	22,592
	Praxair Inc.	204,811	20,862
	Ecolab Inc.	184,404	20,233
	Air Products & Chemicals Inc.	135,680	17,310
	PPG Industries Inc.	193,788	16,993
	Sigma-Aldrich Corp.	82,385	11,445
	International Paper Co.	297,748	11,252
	Nucor Corp.	260,244	9,772
	Alcoa Inc.	949,194	9,169
	CF Industries Holdings Inc.	165,500	7,431
	Mosaic Co.	234,317	7,290
	Freeport-McMoRan Inc.	676,502	6,555
	Eastman Chemical Co.	97,107	6,285
	Celanese Corp. Class A	105,691	6,254
	International Flavors & Fragrances Inc.	55,689	5,750
	Newmont Mining Corp.	335,700	5,395
	Ashland Inc.	46,749	4,704
*	WR Grace & Co.	50,247	4,675
	Airgas Inc.	47,011	4,199
	RPM International Inc.	91,812	3,846
	Cytec Industries Inc.	49,072	3,624
	Avery Dennison Corp.	62,843	3,555
	Albemarle Corp.	78,791	3,475
	Reliance Steel & Aluminum Co.	61,833	3,340
	Steel Dynamics Inc.	192,472	3,307
	FMC Corp.	94,553	3,206
	NewMarket Corp.	7,316	2,612
	Compass Minerals International Inc.	31,645	2,480
*	Axalta Coating Systems Ltd.	97,814	2,479
	Royal Gold Inc.	47,747	2,243
	Sensient Technologies Corp.	32,282	1,979
	PolyOne Corp.	61,880	1,816
	CONSOL Energy Inc.	181,554	1,779
	Commercial Metals Co.	127,831	1,732
	Domtar Corp.	43,974	1,572
	Huntsman Corp.	155,311	1,505
	Balchem Corp.	24,471	1,487
	Westlake Chemical Corp.	27,626	1,434
	Carpenter Technology Corp.	47,175	1,404
	Cabot Corp.	42,448	1,340
*	Chemtura Corp.	46,208	1,322
	Kaiser Aluminum Corp.	16,221	1,302
*	Platform Specialty Products Corp.	100,588	1,272
	Allegheny Technologies Inc.	88,103	1,249
*	Stillwater Mining Co.	116,013	1,198
	HB Fuller Co.	34,933	1,186
	Minerals Technologies Inc.	23,992	1,155

	Worthington Industries Inc.	38,342	1,015
	KapStone Paper and Packaging Corp.	60,016	991
	Innospec Inc.	19,707	917
^	Olin Corp.	53,409	898
	Quaker Chemical Corp.	10,739	828
	Chemours Co.	125,395	811
	A Schulman Inc.	23,666	768
*	Cambrex Corp.	19,120	759
	OM Group Inc.	23,000	756
	Globe Specialty Metals Inc.	59,125	717
	Innophos Holdings Inc.	18,010	714
	Calgon Carbon Corp.	45,480	709
	Neenah Paper Inc.	12,101	705
	Hecla Mining Co.	355,589	700
*	Clearwater Paper Corp.	13,582	642
	Aceto Corp.	22,266	611
	US Silica Holdings Inc.	40,949	577
	Stepan Co.	13,316	554
*	Ferro Corp.	49,386	541
	SunCoke Energy Inc.	66,454	517
	PH Glatfelter Co.	30,014	517
*	Resolute Forest Products Inc.	58,192	484
*	Kraton Performance Polymers Inc.	26,421	473
	Haynes International Inc.	12,139	459
*	AK Steel Holding Corp.	180,684	435
	Koppers Holdings Inc.	21,205	428
	Deltic Timber Corp.	6,307	377
*	Coeur Mining Inc.	127,966	361
	Chase Corp.	8,579	338
*	Univar Inc.	17,590	319
*	Intrepid Potash Inc.	56,331	312
*	Westmoreland Coal Co.	21,288	300
*	OMNOVA Solutions Inc.	53,353	296
	United States Steel Corp.	27,234	284
^	Peabody Energy Corp.	196,487	271
*	LSB Industries Inc.	17,459	267
*	Real Industry Inc.	29,802	263
	Gold Resource Corp.	99,722	252
*	Cloud Peak Energy Inc.	94,675	249
	Hawkins Inc.	6,172	238
*	Veritiv Corp.	5,308	198
^,* Uranium Energy Corp.		193,200	193
	Axiall Corp.	11,177	175
	Wausau Paper Corp.	27,396	175
*	Horsehead Holding Corp.	57,437	175
	Olympic Steel Inc.	17,319	172
	Tredegar Corp.	13,065	171
*	Universal Stainless & Alloy Products Inc.	15,138	160
	American Vanguard Corp.	12,311	142
*	Northern Technologies International Corp.	7,900	123
*	Handy & Harman Ltd.	5,100	122
	Ampco-Pittsburgh Corp.	10,863	119
*	Senomyx Inc.	26,231	117
*	Fairmount Santrol Holdings Inc.	39,050	105
	FutureFuel Corp.	9,700	96
	Synalloy Corp.	9,475	87
	KMG Chemicals Inc.	3,499	67
	Rentech Inc.	11,991	67

	Kronos Worldwide Inc.	10,200	63
*	NL Industries Inc.	17,949	54
^	Cliffs Natural Resources Inc.	21,555	53
	United-Guardian Inc.	2,401	43
*	Codexis Inc.	8,779	30
	Tronox Ltd. Class A	6,379	28
*	General Moly Inc.	84,579	24
*	Centrus Energy Corp. Class A	7,300	23
^,* Paramount Gold Nevada Corp.		11,995	14
*	Solitario Exploration & Royalty Corp.	24,560	11
*	Noranda Aluminum Holding Corp.	4,688	8
*	Comstock Mining Inc.	9,150	6
*	Uranium Resources Inc.	7,072	6
			347,565
Consumer Goods (6.0%)
	Procter & Gamble Co.	1,912,628	137,594
	Coca-Cola Co.	2,783,066	111,657
	PepsiCo Inc.	1,042,985	98,353
	Philip Morris International Inc.	1,095,179	86,881
	Altria Group Inc.	1,392,281	75,740
	NIKE Inc. Class B	487,330	59,927
	Mondelez International Inc. Class A	1,087,268	45,524
	Colgate-Palmolive Co.	644,257	40,885
	Ford Motor Co.	2,891,978	39,244
	Kraft Heinz Co.	429,717	30,329
	Monsanto Co.	338,188	28,861
	General Motors Co.	959,491	28,804
	Kimberly-Clark Corp.	260,805	28,438
	Reynolds American Inc.	601,404	26,624
	General Mills Inc.	414,191	23,249
	Johnson Controls Inc.	476,565	19,711
	Archer-Daniels-Midland Co.	441,118	18,284
^,* Tesla Motors Inc.		68,177	16,935
	VF Corp.	239,045	16,305
	Delphi Automotive plc	208,584	15,861
*	Monster Beverage Corp.	109,361	14,779
	Constellation Brands Inc. Class A	115,148	14,418
*	Electronic Arts Inc.	211,718	14,344
	Estee Lauder Cos. Inc. Class A	158,887	12,819
*	Under Armour Inc. Class A	125,982	12,193
	ConAgra Foods Inc.	297,236	12,041
	Kellogg Co.	169,965	11,311
	Activision Blizzard Inc.	360,099	11,123
	Dr Pepper Snapple Group Inc.	136,903	10,822
	Clorox Co.	92,075	10,637
	Stanley Black & Decker Inc.	107,566	10,432
	Mead Johnson Nutrition Co.	144,214	10,153
	Tyson Foods Inc. Class A	214,770	9,257
	JM Smucker Co.	79,957	9,122
	Hershey Co.	98,180	9,021
	Molson Coors Brewing Co. Class B	102,133	8,479
	Harley-Davidson Inc.	152,104	8,350
	Genuine Parts Co.	99,461	8,244
	Whirlpool Corp.	55,572	8,184
	Hanesbrands Inc.	276,464	8,001
*	Mohawk Industries Inc.	43,970	7,993
	Church & Dwight Co. Inc.	93,306	7,828

	DR Horton Inc.	253,726	7,449
	Newell Rubbermaid Inc.	185,174	7,353
	Brown-Forman Corp. Class B	73,790	7,150
	Coca-Cola Enterprises Inc.	144,346	6,979
	Bunge Ltd.	93,831	6,878
	BorgWarner Inc.	164,766	6,853
*	Jarden Corp.	140,153	6,851
	Campbell Soup Co.	131,790	6,679
	McCormick & Co. Inc.	75,799	6,229
	PVH Corp.	60,141	6,131
	Snap-on Inc.	40,046	6,045
	Lennar Corp. Class A	125,554	6,043
	Lear Corp.	54,982	5,981
	Hormel Foods Corp.	91,133	5,770
	Coach Inc.	198,953	5,756
	Goodyear Tire & Rubber Co.	190,718	5,594
	Hasbro Inc.	77,264	5,574
*	LKQ Corp.	188,570	5,348
	Polaris Industries Inc.	43,568	5,222
*	Michael Kors Holdings Ltd.	122,046	5,155
	Ralph Lauren Corp. Class A	43,215	5,106
	Mattel Inc.	239,026	5,034
	Harman International Industries Inc.	50,585	4,856
*	WhiteWave Foods Co. Class A	120,656	4,844
	Leucadia National Corp.	214,433	4,344
	PulteGroup Inc.	229,753	4,335
*	NVR Inc.	2,840	4,332
	Ingredion Inc.	49,170	4,293
*	Middleby Corp.	39,554	4,161
*	WABCO Holdings Inc.	39,406	4,131
	Leggett & Platt Inc.	99,899	4,121
*	Edgewell Personal Care Co.	50,329	4,107
	Keurig Green Mountain Inc.	77,933	4,063
*	Toll Brothers Inc.	115,426	3,952
*	Skechers U.S.A. Inc. Class A	29,126	3,905
*	Hain Celestial Group Inc.	70,642	3,645
*	lululemon athletica Inc.	70,336	3,562
	Pinnacle Foods Inc.	80,124	3,356
	Carter's Inc.	36,261	3,287
*	Visteon Corp.	31,167	3,155
	Brunswick Corp.	64,026	3,066
	Flowers Foods Inc.	122,760	3,037
*	Tempur Sealy International Inc.	41,994	3,000
	Gentex Corp.	193,074	2,993
*	Post Holdings Inc.	41,936	2,478
^,* Herbalife Ltd.		44,820	2,443
*	TreeHouse Foods Inc.	28,125	2,188
	Thor Industries Inc.	40,482	2,097
	Pool Corp.	28,584	2,067
*	Helen of Troy Ltd.	21,953	1,960
*	Vista Outdoor Inc.	44,046	1,957
	Scotts Miracle-Gro Co. Class A	31,733	1,930
*	Tenneco Inc.	40,156	1,798
	Dana Holding Corp.	112,364	1,784
*	Fossil Group Inc.	31,511	1,761
*	Kate Spade & Co.	92,128	1,761
	Energizer Holdings Inc.	43,929	1,700
	Vector Group Ltd.	74,643	1,688

	Nu Skin Enterprises Inc. Class A	40,521	1,673
	Spectrum Brands Holdings Inc.	17,999	1,647
*	G-III Apparel Group Ltd.	26,466	1,632
	B&G Foods Inc.	44,377	1,618
*	Take-Two Interactive Software Inc.	55,729	1,601
^,* GoPro Inc. Class A		50,910	1,589
	Cooper Tire & Rubber Co.	39,987	1,580
	Wolverine World Wide Inc.	70,016	1,515
	Tupperware Brands Corp.	29,444	1,457
*	Steven Madden Ltd.	39,537	1,448
	Snyder's-Lance Inc.	41,632	1,404
	Lancaster Colony Corp.	14,353	1,399
*	Deckers Outdoor Corp.	24,006	1,394
	Coty Inc. Class A	51,001	1,380
*	Boston Beer Co. Inc. Class A	6,394	1,347
*	Darling Ingredients Inc.	119,568	1,344
	HNI Corp.	30,788	1,321
*	TRI Pointe Group Inc.	100,715	1,318
	J&J Snack Foods Corp.	11,583	1,316
	Columbia Sportswear Co.	22,052	1,296
	Ryland Group Inc.	31,116	1,270
	Herman Miller Inc.	42,085	1,214
*	Zynga Inc. Class A	515,369	1,175
*	Gentherm Inc.	24,992	1,123
	Fresh Del Monte Produce Inc.	27,156	1,073
	Cal-Maine Foods Inc.	19,344	1,056
^,* Fitbit Inc.		27,751	1,046
*	Dorman Products Inc.	20,331	1,035
	La-Z-Boy Inc.	38,861	1,032
	Steelcase Inc. Class A	55,028	1,013
	WD-40 Co.	11,317	1,008
	Dean Foods Co.	60,127	993
*	Meritage Homes Corp.	27,145	991
	KB Home	72,628	984
^	Sanderson Farms Inc.	13,963	957
*	Standard Pacific Corp.	117,921	943
	Oxford Industries Inc.	12,425	918
*	American Axle & Manufacturing Holdings Inc.	45,473	907
	Interface Inc. Class A	38,594	866
*	Tumi Holdings Inc.	48,500	855
	MDC Holdings Inc.	31,807	833
	Knoll Inc.	37,546	825
^	Pilgrim's Pride Corp.	38,735	805
	Universal Corp.	16,025	794
	Andersons Inc.	23,033	784
*	Select Comfort Corp.	34,864	763
	Remy International Inc.	25,871	757
*	Seaboard Corp.	237	730
	Schweitzer-Mauduit International Inc.	20,942	720
*	Crocs Inc.	55,484	717
	Drew Industries Inc.	12,922	706
	Nutrisystem Inc.	25,976	689
*	USANA Health Sciences Inc.	5,014	672
*	TiVo Inc.	76,018	658
*	Central Garden & Pet Co. Class A	37,633	606
	Briggs & Stratton Corp.	30,814	595
*	Iconix Brand Group Inc.	40,311	545
	Ethan Allen Interiors Inc.	19,828	524

	Libbey Inc.	15,729	513
	Winnebago Industries Inc.	26,569	509
*	iRobot Corp.	17,280	504
^,* Wayfair Inc.		13,916	488
	Phibro Animal Health Corp. Class A	15,403	487
	Standard Motor Products Inc.	13,847	483
*	Universal Electronics Inc.	10,955	460
*	Unifi Inc.	15,391	459
	Coca-Cola Bottling Co. Consolidated	2,339	452
	Movado Group Inc.	17,479	451
*	Cooper-Standard Holding Inc.	7,558	438
	Tootsie Roll Industries Inc.	13,549	424
	Callaway Golf Co.	49,970	417
*	LGI Homes Inc.	15,044	409
*	Diamond Foods Inc.	13,162	406
*	ACCO Brands Corp.	56,963	403
	Inter Parfums Inc.	16,144	401
*	Blue Buffalo Pet Products Inc.	21,584	387
*	Cavco Industries Inc.	5,396	367
*	M/I Homes Inc.	15,193	358
	Calavo Growers Inc.	8,012	358
*	Vera Bradley Inc.	27,600	348
	Culp Inc.	10,839	348
	Kimball International Inc. Class B	35,921	340
*	Revlon Inc. Class A	11,180	329
	Orchids Paper Products Co.	12,453	325
*	Taylor Morrison Home Corp. Class A	17,400	325
*	Boulder Brands Inc.	37,697	309
*	Sequential Brands Group Inc.	21,189	307
*	Perry Ellis International Inc.	13,920	306
*	DTS Inc.	11,395	304
*	Medifast Inc.	11,307	304
*	National Beverage Corp.	9,474	291
	John B Sanfilippo & Son Inc.	5,657	290
*	Glu Mobile Inc.	65,501	286
*	Nutraceutical International Corp.	11,999	283
*	Motorcar Parts of America Inc.	8,769	275
*	Lakeland Industries Inc.	19,600	272
*	Tower International Inc.	11,407	271
*	WCI Communities Inc.	11,471	260
*	Central Garden & Pet Co.	15,938	247
*	Beazer Homes USA Inc.	18,315	244
	MGP Ingredients Inc.	14,780	237
	Bassett Furniture Industries Inc.	8,483	236
*	RealD Inc.	23,425	225
	National Presto Industries Inc.	2,562	216
	Titan International Inc.	32,248	213
	Superior Industries International Inc.	11,347	212
*	Eastman Kodak Co.	13,500	211
*	Nautilus Inc.	13,942	209
	Arctic Cat Inc.	9,186	204
*	Stoneridge Inc.	16,264	201
*	William Lyon Homes Class A	9,742	201
*	Omega Protein Corp.	11,680	198
	Weyco Group Inc.	7,270	197
	Strattec Security Corp.	2,925	184
*	Blount International Inc.	31,829	177
	Flexsteel Industries Inc.	5,296	165

*	ZAGG Inc.	23,585	160
	Hooker Furniture Corp.	6,619	156
*	Alliance One International Inc.	7,305	149
	Alico Inc.	3,661	149
*	Federal-Mogul Holdings Corp.	21,259	145
	Johnson Outdoors Inc. Class A	6,125	129
	A-Mark Precious Metals Inc.	10,615	123
*	Farmer Bros Co.	4,375	119
*	Lifevantage Corp.	141,310	116
*	Modine Manufacturing Co.	14,529	114
*	New Home Co. Inc.	7,785	101
*	Jamba Inc.	7,035	100
*	Century Communities Inc.	4,912	97
*	Malibu Boats Inc. Class A	6,763	95
^,* Elizabeth Arden Inc.		7,751	91
*	Inventure Foods Inc.	10,030	89
*	Lifeway Foods Inc.	8,078	85
*	JAKKS Pacific Inc.	9,900	84
	Lifetime Brands Inc.	6,025	84
	Oil-Dri Corp. of America	3,637	83
*	Shiloh Industries Inc.	10,144	82
	Nature's Sunshine Products Inc.	6,088	73
	Rocky Brands Inc.	4,880	69
*	Charles & Colvard Ltd.	52,713	68
	Escalade Inc.	4,289	68
*	Cherokee Inc.	4,265	66
	Limoneira Co.	3,951	66
*	Dixie Group Inc.	7,526	63
^,* Clean Diesel Technologies Inc.		41,054	63
	LS Starrett Co. Class A	4,950	60
*	Fox Factory Holding Corp.	3,400	57
*	Black Diamond Inc.	8,914	56
	Metaldyne Performance Group Inc.	2,600	55
	Marine Products Corp.	7,638	53
*	Skullcandy Inc.	9,100	50
	Acme United Corp.	2,950	50
*	Seneca Foods Corp. Class A	1,893	50
*	P&F Industries Inc. Class A	4,580	44
*	Hovnanian Enterprises Inc. Class A	23,109	41
*	Quantum Fuel Systems Technologies Worldwide Inc.	28,106	31
*	Female Health Co.	17,555	28
	Golden Enterprises Inc.	6,718	27
^,* Nova Lifestyle Inc.		11,924	27
	Superior Uniform Group Inc.	1,500	27
*	Craft Brew Alliance Inc.	2,154	17
*	Lipocine Inc.	1,400	17
	Emerson Radio Corp.	12,062	15
*	Natural Alternatives International Inc.	2,300	14
	Griffin Industrial Realty Inc.	562	14
^,* American Apparel Inc.		105,885	12
*	Fuel Systems Solutions Inc.	1,842	9
*	Amplify Snack Brands Inc.	810	9
*	LeapFrog Enterprises Inc.	10,655	8
*	Willamette Valley Vineyards Inc.	902	6
*	MCBC Holdings Inc.	434	6
*	Crystal Rock Holdings Inc.	1,860	1

*	Stanley Furniture Co. Inc.	364	1
			1,510,951
Consumer Services (8.2%)
*	Amazon.com Inc.	266,132	136,230
	Walt Disney Co.	1,080,339	110,411
	Home Depot Inc.	930,838	107,503
	Comcast Corp. Class A	1,569,440	89,270
	CVS Health Corp.	801,154	77,295
	Wal-Mart Stores Inc.	1,038,565	67,341
	McDonald's Corp.	683,057	67,302
	Starbucks Corp.	1,008,388	57,317
	Walgreens Boots Alliance Inc.	616,720	51,249
	Lowe's Cos. Inc.	673,605	46,425
	Costco Wholesale Corp.	311,914	45,093
*	Priceline Group Inc.	36,213	44,790
	Time Warner Inc.	554,023	38,089
	Time Warner Cable Inc.	200,912	36,038
	Target Corp.	454,248	35,731
	Twenty-First Century Fox Inc. Class A	1,212,044	32,701
	TJX Cos. Inc.	456,065	32,572
	McKesson Corp.	165,046	30,538
*	Netflix Inc.	285,111	29,441
	Delta Air Lines Inc.	564,941	25,349
	Yum! Brands Inc.	306,973	24,543
	Kroger Co.	654,100	23,593
*	eBay Inc.	764,726	18,690
	Southwest Airlines Co.	483,312	18,385
	American Airlines Group Inc.	462,757	17,969
	Cardinal Health Inc.	231,328	17,771
*	O'Reilly Automotive Inc.	65,943	16,486
	L Brands Inc.	179,542	16,182
*	Chipotle Mexican Grill Inc. Class A	21,923	15,790
*	AutoZone Inc.	21,810	15,787
	Sysco Corp.	398,488	15,529
*	United Continental Holdings Inc.	277,212	14,706
	Dollar General Corp.	200,702	14,539
	Carnival Corp.	292,149	14,520
	Ross Stores Inc.	289,870	14,050
	AmerisourceBergen Corp. Class A	147,455	14,007
	Macy's Inc.	241,099	12,373
	CBS Corp. Class B	302,678	12,077
	Omnicom Group Inc.	168,095	11,077
	Royal Caribbean Cruises Ltd.	123,166	10,973
	Viacom Inc. Class B	254,008	10,960
	Las Vegas Sands Corp.	283,545	10,766
	Comcast Corp. Special Class A	185,765	10,633
*	Nielsen Holdings plc	236,794	10,530
*	Dollar Tree Inc.	156,466	10,430
	Advance Auto Parts Inc.	51,245	9,712
^,* Charter Communications Inc. Class A		53,570	9,420
	Hilton Worldwide Holdings Inc.	378,484	8,682
	Marriott International Inc. Class A	125,626	8,568
*	DISH Network Corp. Class A	146,605	8,553
*	CarMax Inc.	143,940	8,539
	Expedia Inc.	68,744	8,090
*	Liberty Interactive Corp. QVC Group Class A	305,214	8,006
	Tractor Supply Co.	93,878	7,916

Starwood Hotels & Resorts Worldwide Inc.	117,617	7,819
Best Buy Co. Inc.	210,438	7,811
Whole Foods Market Inc.	244,466	7,737
Signet Jewelers Ltd.	56,622	7,708
Alaska Air Group Inc.	90,030	7,153
Nordstrom Inc.	98,255	7,046
Foot Locker Inc.	96,294	6,930
^ H&R Block Inc.	191,339	6,926
* Ulta Salon Cosmetics & Fragrance Inc.	42,026	6,865
* Bed Bath & Beyond Inc.	113,100	6,449
Kohl's Corp.	136,717	6,331
* Norwegian Cruise Line Holdings Ltd.	105,916	6,069
Tiffany & Co.	77,436	5,980
* MGM Resorts International	323,908	5,976
Wyndham Worldwide Corp.	82,524	5,933
Darden Restaurants Inc.	83,722	5,738
* Sirius XM Holdings Inc.	1,509,677	5,646
* JetBlue Airways Corp.	216,369	5,576
Interpublic Group of Cos. Inc.	284,018	5,433
* IHS Inc. Class A	45,034	5,224
Staples Inc.	440,476	5,167
* Hertz Global Holdings Inc.	300,382	5,025
* TripAdvisor Inc.	76,652	4,831
Cablevision Systems Corp. Class A	147,777	4,798
News Corp. Class A	369,750	4,666
* Discovery Communications Inc.	190,234	4,621
Aramark	155,373	4,605
* Liberty Media Corp.	132,560	4,568
Gap Inc.	159,105	4,535
FactSet Research Systems Inc.	28,068	4,486
Williams-Sonoma Inc.	56,921	4,346
* Rite Aid Corp.	709,150	4,305
Domino's Pizza Inc.	38,354	4,139
Service Corp. International	132,483	3,590
TEGNA Inc.	155,986	3,493
KAR Auction Services Inc.	97,839	3,473
* Panera Bread Co. Class A	17,545	3,393
* Avis Budget Group Inc.	76,572	3,345
Dunkin' Brands Group Inc.	67,791	3,322
Dick's Sporting Goods Inc.	64,652	3,207
* AutoNation Inc.	54,936	3,196
* Pandora Media Inc.	146,475	3,126
* Madison Square Garden Co. Class A	42,961	3,099
* AMC Networks Inc. Class A	42,050	3,077
^ GameStop Corp. Class A	73,656	3,035
Wynn Resorts Ltd.	57,046	3,030
Vail Resorts Inc.	28,084	2,940
* VCA Inc.	53,978	2,842
Casey's General Stores Inc.	26,784	2,757
* Discovery Communications Inc. Class A	103,116	2,684
Six Flags Entertainment Corp.	58,270	2,668
* Spirit Airlines Inc.	56,388	2,667
Dun & Bradstreet Corp.	24,949	2,620
* Copart Inc.	78,855	2,594
* Sally Beauty Holdings Inc.	109,061	2,590
* Burlington Stores Inc.	50,534	2,579
Scripps Networks Interactive Inc. Class A	52,031	2,559
Sabre Corp.	93,910	2,552

*	Buffalo Wild Wings Inc.	13,178	2,549
*	ServiceMaster Global Holdings Inc.	74,181	2,489
^	Cracker Barrel Old Country Store Inc.	16,560	2,439
^	Lions Gate Entertainment Corp.	66,023	2,430
*	Office Depot Inc.	377,345	2,423
	GNC Holdings Inc. Class A	59,594	2,409
	Cinemark Holdings Inc.	72,227	2,347
*	Live Nation Entertainment Inc.	97,162	2,336
*	Restoration Hardware Holdings Inc.	24,800	2,314
*	Liberty Media Corp. Class A	64,716	2,312
*	Starz	60,641	2,264
	Brinker International Inc.	42,030	2,214
	Allegiant Travel Co. Class A	9,548	2,065
*	Bright Horizons Family Solutions Inc.	31,797	2,043
	Rollins Inc.	74,388	1,999
	Jack in the Box Inc.	25,920	1,997
*	Urban Outfitters Inc.	67,397	1,980
	American Eagle Outfitters Inc.	121,014	1,891
*	United Natural Foods Inc.	37,923	1,840
	Graham Holdings Co. Class B	3,186	1,838
*	JC Penney Co. Inc.	196,708	1,827
	Texas Roadhouse Inc. Class A	48,963	1,821
^,* SolarCity Corp.		42,162	1,801
	AMERCO	4,560	1,794
	Big Lots Inc.	37,282	1,787
*	Sprouts Farmers Market Inc.	84,410	1,781
	John Wiley & Sons Inc. Class A	33,985	1,700
	Lithia Motors Inc. Class A	15,709	1,698
	CST Brands Inc.	50,452	1,698
*	Houghton Mifflin Harcourt Co.	83,354	1,693
	Cheesecake Factory Inc.	30,636	1,653
*	Cabela's Inc.	36,075	1,645
*	Murphy USA Inc.	29,811	1,638
	Aaron's Inc.	45,192	1,632
*	Ascena Retail Group Inc.	114,614	1,594
	Tribune Media Co. Class A	44,458	1,583
*	HomeAway Inc.	59,284	1,573
	Monro Muffler Brake Inc.	22,902	1,547
	Dillard's Inc. Class A	17,675	1,545
	Chico's FAS Inc.	97,894	1,540
	Chemed Corp.	11,328	1,512
	Bloomin' Brands Inc.	81,194	1,476
	Wendy's Co.	169,776	1,469
*	SUPERVALU Inc.	198,367	1,424
	Men's Wearhouse Inc.	33,306	1,416
	Papa John's International Inc.	20,676	1,416
	DSW Inc. Class A	55,596	1,407
*	Asbury Automotive Group Inc.	17,089	1,387
	Sotheby's	43,128	1,379
*	Cable One Inc.	3,266	1,370
	Penske Automotive Group Inc.	28,141	1,363
	Sinclair Broadcast Group Inc. Class A	53,230	1,348
*	Hyatt Hotels Corp. Class A	28,603	1,347
*	Pinnacle Entertainment Inc.	39,802	1,347
	Time Inc.	68,152	1,298
	HSN Inc.	21,856	1,251
	Group 1 Automotive Inc.	14,623	1,245
*	Grand Canyon Education Inc.	32,704	1,242

Morningstar Inc.	15,441	1,239
Churchill Downs Inc.	9,156	1,225
* Five Below Inc.	35,867	1,204
Matthews International Corp. Class A	23,779	1,164
Abercrombie & Fitch Co.	54,622	1,157
* Michaels Cos. Inc.	50,097	1,157
Choice Hotels International Inc.	24,020	1,145
Hillenbrand Inc.	43,590	1,134
Gannett Co. Inc.	76,543	1,127
* Groupon Inc. Class A	341,894	1,115
Dolby Laboratories Inc. Class A	34,125	1,112
Meredith Corp.	26,024	1,108
* comScore Inc.	23,978	1,107
PriceSmart Inc.	14,074	1,089
New York Times Co. Class A	91,094	1,076
* GrubHub Inc.	43,456	1,058
DineEquity Inc.	11,524	1,056
Extended Stay America Inc.	62,766	1,053
* Beacon Roofing Supply Inc.	31,872	1,036
Marriott Vacations Worldwide Corp.	15,044	1,025
* Popeyes Louisiana Kitchen Inc.	17,987	1,014
Guess? Inc.	46,930	1,002
* La Quinta Holdings Inc.	63,419	1,001
DeVry Education Group Inc.	36,447	992
Regal Entertainment Group Class A	53,004	991
* Hawaiian Holdings Inc.	39,298	970
Nexstar Broadcasting Group Inc. Class A	20,476	970
* Acxiom Corp.	48,693	962
* WebMD Health Corp.	23,902	952
* Penn National Gaming Inc.	56,493	948
SeaWorld Entertainment Inc.	53,000	944
* Boyd Gaming Corp.	56,217	916
* Media General Inc.	64,660	905
* Yelp Inc. Class A	40,800	884
* Genesco Inc.	15,399	879
* DreamWorks Animation SKG Inc. Class A	49,685	867
Core-Mark Holding Co. Inc.	13,212	865
* Shutterfly Inc.	23,878	854
Sonic Corp.	36,826	845
Scholastic Corp.	21,366	832
Children's Place Inc.	14,430	832
Buckle Inc.	22,209	821
Rent-A-Center Inc.	33,816	820
SkyWest Inc.	48,366	807
* Fresh Market Inc.	35,434	800
* Express Inc.	43,700	781
SpartanNash Co.	30,091	778
* Dave & Buster's Entertainment Inc.	20,300	768
Caleres Inc.	24,445	746
* Fiesta Restaurant Group Inc.	16,411	745
ClubCorp Holdings Inc.	34,456	739
Finish Line Inc. Class A	37,093	716
Bob Evans Farms Inc.	16,473	714
* Stamps.com Inc.	9,326	690
* Hibbett Sports Inc.	19,289	675
Cato Corp. Class A	19,785	673
EW Scripps Co. Class A	37,239	658
National CineMedia Inc.	48,573	652

*	Steiner Leisure Ltd.	10,184	643
*	zulily Inc. Class A	36,811	641
*	Denny's Corp.	57,980	640
	Ingles Markets Inc. Class A	13,209	632
*	Virgin America Inc.	18,200	623
*	Red Robin Gourmet Burgers Inc.	8,221	623
*	Constant Contact Inc.	25,028	607
*	BJ's Restaurants Inc.	14,075	606
*	Vitamin Shoppe Inc.	18,521	605
*	Diamond Resorts International Inc.	25,225	590
*	Bankrate Inc.	56,518	585
	AMC Entertainment Holdings Inc.	22,877	576
^,* Zoe's Kitchen Inc.		14,569	575
*	Apollo Education Group Inc.	51,584	571
*	Diplomat Pharmacy Inc.	19,644	564
*	Krispy Kreme Doughnuts Inc.	38,230	559
	Sonic Automotive Inc. Class A	27,233	556
	International Speedway Corp. Class A	17,499	555
*	Rush Enterprises Inc. Class A	22,674	549
*	Gray Television Inc.	42,779	546
	Interval Leisure Group Inc.	27,598	507
*	Conn's Inc.	20,994	505
	New Media Investment Group Inc.	31,832	492
	MDC Partners Inc. Class A	26,696	492
^,* Sears Holdings Corp.		21,675	490
*	Mattress Firm Holding Corp.	11,658	487
*	Belmond Ltd. Class A	47,755	483
^,* Coupons.com Inc.		52,200	470
*	Regis Corp.	33,533	439
*	Lands' End Inc.	15,258	412
*	FTD Cos. Inc.	13,416	400
*	Ruby Tuesday Inc.	62,948	391
	Capella Education Co.	7,860	389
*	Pep Boys-Manny Moe & Jack	31,098	379
	Fred's Inc. Class A	31,791	377
*	Global Eagle Entertainment Inc.	32,463	373
^,* Scientific Games Corp. Class A		35,364	370
	Pier 1 Imports Inc.	52,371	361
*	Blue Nile Inc.	10,736	360
^,* Shake Shack Inc. Class A		7,540	357
	PetMed Express Inc.	22,001	354
	World Wrestling Entertainment Inc. Class A	20,153	341
	Weis Markets Inc.	8,026	335
^,* Clean Energy Fuels Corp.		74,054	333
	Barnes & Noble Inc.	27,347	331
*	Chegg Inc.	45,886	331
*	American Public Education Inc.	13,660	320
*	Providence Service Corp.	7,254	316
*	Carmike Cinemas Inc.	15,527	312
*	Natural Grocers by Vitamin Cottage Inc.	13,500	306
	Marcus Corp.	15,559	301
*	XO Group Inc.	20,857	295
^,* Caesars Entertainment Corp.		48,700	287
	Carriage Services Inc. Class A	13,202	285
*	Del Frisco's Restaurant Group Inc.	19,976	277
	Ruth's Hospitality Group Inc.	17,050	277
*	Entercom Communications Corp. Class A	27,038	275
*	Francesca's Holdings Corp.	22,300	273

*	TechTarget Inc.	31,042	264
	Stage Stores Inc.	26,792	264
*	Isle of Capri Casinos Inc.	15,073	263
*	Smart & Final Stores Inc.	16,426	258
*	Strayer Education Inc.	4,690	258
*	Carrols Restaurant Group Inc.	21,476	256
	Shoe Carnival Inc.	10,511	250
	Haverty Furniture Cos. Inc.	10,595	249
*	Biglari Holdings Inc.	680	249
*	Party City Holdco Inc.	15,498	248
	Entravision Communications Corp. Class A	37,271	248
	Kirkland's Inc.	11,486	247
^,* Etsy Inc.		17,845	244
*	Liquidity Services Inc.	32,900	243
*	Career Education Corp.	63,788	240
*	Zumiez Inc.	15,329	240
*	Everyday Health Inc.	24,895	228
*	Chefs' Warehouse Inc.	15,709	222
*	Barnes & Noble Education Inc.	17,283	220
*	RetailMeNot Inc.	26,500	218
*	SP Plus Corp.	9,382	217
*	1-800-Flowers.com Inc. Class A	23,555	214
*	Eldorado Resorts Inc.	23,752	214
	Citi Trends Inc.	9,013	211
*	Rubicon Project Inc.	14,500	211
*	Daily Journal Corp.	1,128	210
*	TrueCar Inc.	39,700	207
	Stein Mart Inc.	21,111	204
*	West Marine Inc.	23,189	204
*	America's Car-Mart Inc.	6,119	202
*	Clear Channel Outdoor Holdings Inc. Class A	28,026	200
*	MarineMax Inc.	13,861	196
*	Sizmek Inc.	32,321	194
^,* ITT Educational Services Inc.		55,200	189
*	Overstock.com Inc.	10,886	187
*	K12 Inc.	14,900	185
*	Ascent Capital Group Inc. Class A	6,741	185
*	Chuy's Holdings Inc.	6,400	182
*	Avid Technology Inc.	21,165	168
*	Destination XL Group Inc.	27,724	161
*	Townsquare Media Inc. Class A	16,400	160
*	Full House Resorts Inc.	102,862	150
	Saga Communications Inc. Class A	4,416	148
	Big 5 Sporting Goods Corp.	14,278	148
*	Reading International Inc. Class A	11,662	148
	Speedway Motorsports Inc.	8,106	146
*	Demand Media Inc.	35,012	146
*	TubeMogul Inc.	13,800	145
*	Tile Shop Holdings Inc.	12,100	145
	Harte-Hanks Inc.	39,068	138
*	Sportsman's Warehouse Holdings Inc.	11,000	136
*	Bravo Brio Restaurant Group Inc.	12,003	135
*	Titan Machinery Inc.	11,700	134
*	Habit Restaurants Inc. Class A	6,200	133
	Natural Health Trends Corp.	4,000	131
*	Caesars Acquisition Co. Class A	17,483	124
*	Angie's List Inc.	24,490	123
	Collectors Universe Inc.	7,501	113

*	Autobytel Inc.	6,554	110
^	Bon-Ton Stores Inc.	34,844	109
*	Noodles & Co. Class A	7,600	108
*	Monarch Casino & Resort Inc.	5,883	106
*	Boot Barn Holdings Inc.	5,450	100
*	Kona Grill Inc.	6,103	96
	Destination Maternity Corp.	10,343	95
^,* Viggle Inc.		114,422	94
*	Roundy's Inc.	39,600	92
*	Build-A-Bear Workshop Inc.	4,746	90
*	PCM Inc.	9,786	88
*	Morgans Hotel Group Co.	26,551	88
*	Intrawest Resorts Holdings Inc.	9,915	86
*	CafePress Inc.	19,289	83
	Village Super Market Inc. Class A	3,510	83
*	Envivio Inc.	19,988	82
	Journal Media Group Inc.	10,840	81
*	Sears Hometown and Outlet Stores Inc.	10,000	80
	CSS Industries Inc.	3,040	80
*	Lumber Liquidators Holdings Inc.	5,680	75
*	Papa Murphy's Holdings Inc.	5,000	73
*	McClatchy Co. Class A	73,824	72
^,* Fairway Group Holdings Corp.		68,000	71
*	Planet Fitness Inc. Class A	3,975	68
^,* Remark Media Inc.		14,727	65
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	61
*	Radio One Inc.	28,683	61
*	Famous Dave's of America Inc.	4,588	59
*	EVINE Live Inc.	22,594	59
*	Cumulus Media Inc. Class A	82,340	58
	Winmark Corp.	563	58
*	Lee Enterprises Inc.	27,359	57
*	Empire Resorts Inc.	13,479	57
*	Potbelly Corp.	4,850	53
*	Luby's Inc.	10,342	51
*	Emmis Communications Corp. Class A	39,190	49
*	Century Casinos Inc.	7,747	48
*	Red Lion Hotels Corp.	5,286	45
*	Rave Restaurant Group Inc.	5,000	43
*	Container Store Group Inc.	3,000	42
*	Tuesday Morning Corp.	7,121	39
*	Golden Entertainment Inc.	4,142	38
	Ark Restaurants Corp.	1,599	37
	CBS Corp. Class A	800	36
	Liberator Medical Holdings Inc.	13,600	32
*	Republic Airways Holdings Inc.	5,228	30
	Marchex Inc. Class B	7,400	30
*	Profire Energy Inc.	30,140	29
*	Care.com Inc.	5,120	26
*	Ambassadors Group Inc.	9,134	25
	A H Belo Corp. Class A	5,038	25
	Town Sports International Holdings Inc.	9,179	24
*	Insignia Systems Inc.	9,200	23
*	Tilly's Inc. Class A	2,905	21
	TheStreet Inc.	12,030	20
*	Digital Turbine Inc.	10,800	20
^,* SFX Entertainment Inc.		37,946	19
	Beasley Broadcast Group Inc. Class A	4,400	18

*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Books-A-Million Inc.	5,596	18
*	Spark Networks Inc.	5,500	16
*	RCI Hospitality Holdings Inc.	1,511	16
*	Gaiam Inc. Class A	2,251	14
*	Cambium Learning Group Inc.	2,620	13
	Liberty Tax Inc.	530	12
*	Bojangles' Inc.	645	11
*	Wingstop Inc.	434	10
*	Net Element Inc.	64,244	10
*	hhgregg Inc.	1,914	9
*	Fogo De Chao Inc.	537	8
*	Gaming Partners International Corp.	800	8
	Nathan's Famous Inc.	200	8
*	New York & Co. Inc.	2,966	7
*	Ollie's Bargain Outlet Holdings Inc.	436	7
*	Trans World Entertainment Corp.	1,828	7
*	Speed Commerce Inc.	33,647	7
^,* LiveDeal Inc.		3,600	6
*	Dover Downs Gaming & Entertainment Inc.	3,233	3
*	Perfumania Holdings Inc.	467	2
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	SPAR Group Inc.	1,100	2
*	Cosi Inc.	1,592	2
*	Dex Media Inc.	10,069	1
*	Bridgepoint Education Inc.	171	1
*	Premier Exhibitions Inc.	154	—
*	RealNetworks Inc.	1	—
			2,073,206
Financials (11.4%)
	Wells Fargo & Co.	3,323,310	170,652
	JPMorgan Chase & Co.	2,668,417	162,693
*	Berkshire Hathaway Inc. Class B	1,216,695	158,657
	Bank of America Corp.	7,223,136	112,536
	Citigroup Inc.	1,975,258	97,993
	Visa Inc. Class A	1,388,172	96,700
	MasterCard Inc. Class A	720,419	64,924
	American International Group Inc.	904,039	51,368
	Goldman Sachs Group Inc.	288,813	50,184
	US Bancorp	1,202,327	49,307
	American Express Co.	610,233	45,237
	Simon Property Group Inc.	218,687	40,177
	Morgan Stanley	1,089,211	34,310
	PNC Financial Services Group Inc.	383,900	34,244
	MetLife Inc.	650,470	30,670
	Bank of New York Mellon Corp.	720,009	28,188
	Capital One Financial Corp.	383,626	27,821
	American Tower Corporation	292,765	25,757
	Prudential Financial Inc.	325,957	24,841
	Charles Schwab Corp.	835,941	23,874
	ACE Ltd.	218,752	22,619
	BlackRock Inc.	75,774	22,541
	Travelers Cos. Inc.	221,710	22,067
	Public Storage	103,908	21,990
	CME Group Inc.	229,353	21,270
	BB&T Corp.	572,958	20,397
	Chubb Corp.	160,959	19,742

Equity Residential	256,757	19,288
Marsh & McLennan Cos. Inc.	369,004	19,269
Intercontinental Exchange Inc.	78,999	18,564
State Street Corp.	275,138	18,492
Crown Castle International Corp.	230,734	18,198
Welltower Inc.	255,335	17,291
Aon plc	193,727	17,166
McGraw Hill Financial Inc.	197,521	17,086
Allstate Corp.	287,086	16,720
Aflac Inc.	283,302	16,468
AvalonBay Communities Inc.	92,501	16,171
Discover Financial Services	304,320	15,822
* Berkshire Hathaway Inc. Class A	78	15,229
Ameriprise Financial Inc.	127,564	13,921
Ventas Inc.	243,086	13,627
Hartford Financial Services Group Inc.	293,502	13,437
Prologis Inc.	342,300	13,315
Boston Properties Inc.	110,608	13,096
SunTrust Banks Inc.	328,506	12,562
HCP Inc.	333,859	12,436
T. Rowe Price Group Inc.	170,294	11,835
Progressive Corp.	383,490	11,750
Moody's Corp.	118,245	11,612
Fifth Third Bancorp	608,028	11,498
Equinix Inc.	40,461	11,062
Vornado Realty Trust	120,024	10,853
Northern Trust Corp.	152,634	10,404
Franklin Resources Inc.	279,119	10,400
M&T Bank Corp.	84,792	10,340
Essex Property Trust Inc.	44,920	10,036
General Growth Properties Inc.	381,470	9,907
Invesco Ltd.	312,234	9,751
Weyerhaeuser Co.	355,013	9,706
Principal Financial Group Inc.	202,696	9,596
Regions Financial Corp.	1,010,908	9,108
SL Green Realty Corp.	80,593	8,717
Macerich Co.	109,046	8,377
Lincoln National Corp.	175,453	8,327
Equifax Inc.	83,867	8,150
Host Hotels & Resorts Inc.	515,450	8,149
Loews Corp.	221,683	8,012
Realty Income Corp.	168,371	7,979
XL Group plc Class A	210,751	7,654
* Markel Corp.	9,131	7,322
Kimco Realty Corp.	298,755	7,299
Citizens Financial Group Inc.	276,254	6,591
Western Union Co.	355,110	6,520
Federal Realty Investment Trust	47,345	6,460
* Affiliated Managers Group Inc.	37,696	6,446
FNF Group	181,310	6,431
Huntington Bancshares Inc.	603,194	6,394
* Ally Financial Inc.	310,889	6,336
KeyCorp	479,630	6,240
* CBRE Group Inc. Class A	194,756	6,232
Extra Space Storage Inc.	80,040	6,176
UDR Inc.	178,249	6,146
First Republic Bank	97,812	6,140
Digital Realty Trust Inc.	93,672	6,119

Voya Financial Inc.	157,468	6,105
* Arch Capital Group Ltd.	81,717	6,004
Cincinnati Financial Corp.	107,524	5,785
Unum Group	171,480	5,501
New York Community Bancorp Inc.	303,697	5,485
* E*TRADE Financial Corp.	205,000	5,398
TD Ameritrade Holding Corp.	168,198	5,355
CIT Group Inc.	130,946	5,242
Annaly Capital Management Inc.	519,567	5,128
HCC Insurance Holdings Inc.	65,934	5,108
Comerica Inc.	122,428	5,032
SEI Investments Co.	102,794	4,958
* Alleghany Corp.	10,451	4,892
Nasdaq Inc.	90,522	4,828
Plum Creek Timber Co. Inc.	121,713	4,809
Arthur J Gallagher & Co.	115,436	4,765
Duke Realty Corp.	246,696	4,700
DDR Corp.	305,148	4,693
Torchmark Corp.	82,566	4,657
MSCI Inc. Class A	77,048	4,581
Willis Group Holdings plc	110,941	4,545
* Signature Bank	33,017	4,542
Omega Healthcare Investors Inc.	128,110	4,503
Jones Lang LaSalle Inc.	31,013	4,459
Camden Property Trust	59,913	4,428
Raymond James Financial Inc.	89,034	4,419
Mid-America Apartment Communities Inc.	52,036	4,260
CBOE Holdings Inc.	63,057	4,230
VEREIT Inc.	546,435	4,218
Alexandria Real Estate Equities Inc.	49,772	4,214
Reinsurance Group of America Inc. Class A	46,375	4,201
Starwood Property Trust Inc.	201,917	4,143
PartnerRe Ltd.	29,725	4,128
* SVB Financial Group	35,409	4,091
Zions Bancorporation	147,972	4,075
Regency Centers Corp.	65,126	4,048
Everest Re Group Ltd.	23,078	4,000
Apartment Investment & Management Co.	107,767	3,990
Iron Mountain Inc.	127,401	3,952
WP Carey Inc.	68,354	3,952
Kilroy Realty Corp.	60,585	3,948
Lazard Ltd. Class A	89,250	3,865
East West Bancorp Inc.	99,050	3,806
* Realogy Holdings Corp.	100,891	3,797
* Liberty Ventures Class A	92,929	3,750
American Capital Agency Corp.	200,512	3,750
Assurant Inc.	46,712	3,691
Spirit Realty Capital Inc.	403,359	3,687
NorthStar Realty Finance Corp.	296,843	3,666
Axis Capital Holdings Ltd.	66,268	3,560
WR Berkley Corp.	64,360	3,499
Two Harbors Investment Corp.	396,417	3,496
Liberty Property Trust	107,481	3,387
RenaissanceRe Holdings Ltd.	31,671	3,367
National Retail Properties Inc.	92,526	3,356
People's United Financial Inc.	213,160	3,353
Hudson City Bancorp Inc.	327,962	3,335
StanCorp Financial Group Inc.	29,188	3,333

American Financial Group Inc.	48,345	3,331
Legg Mason Inc.	78,871	3,282
* Forest City Enterprises Inc. Class A	161,860	3,258
Equity LifeStyle Properties Inc.	55,302	3,239
Senior Housing Properties Trust	196,501	3,183
Brixmor Property Group Inc.	131,927	3,098
Navient Corp.	267,921	3,011
Lamar Advertising Co. Class A	57,240	2,987
Home Properties Inc.	39,842	2,978
CubeSmart	108,915	2,964
BioMed Realty Trust Inc.	147,988	2,957
First Niagara Financial Group Inc.	286,301	2,923
American Campus Communities Inc.	80,219	2,907
City National Corp.	32,514	2,863
Chimera Investment Corp.	213,755	2,858
Taubman Centers Inc.	41,319	2,854
PacWest Bancorp	66,534	2,848
* Liberty Broadband Corp.	55,022	2,815
Investors Bancorp Inc.	227,893	2,812
First American Financial Corp.	70,783	2,766
Douglas Emmett Inc.	95,861	2,753
Hospitality Properties Trust	105,325	2,694
* Synchrony Financial	85,967	2,691
CNO Financial Group Inc.	141,632	2,664
* Howard Hughes Corp.	23,215	2,664
MarketAxess Holdings Inc.	28,281	2,627
Assured Guaranty Ltd.	104,470	2,612
Eaton Vance Corp.	77,610	2,594
Synovus Financial Corp.	87,179	2,581
Commerce Bancshares Inc.	56,427	2,571
Weingarten Realty Investors	77,128	2,554
Old Republic International Corp.	161,547	2,527
Highwoods Properties Inc.	65,122	2,523
Validus Holdings Ltd.	55,290	2,492
Umpqua Holdings Corp.	152,607	2,488
Cullen/Frost Bankers Inc.	39,103	2,486
* Strategic Hotels & Resorts Inc.	180,012	2,482
Endurance Specialty Holdings Ltd.	40,561	2,475
BankUnited Inc.	68,092	2,434
* Equity Commonwealth	89,209	2,430
Brandywine Realty Trust	197,042	2,428
Brown & Brown Inc.	77,960	2,414
Paramount Group Inc.	143,505	2,411
Allied World Assurance Co. Holdings AG	62,447	2,384
Corrections Corp. of America	80,526	2,379
Hanover Insurance Group Inc.	30,467	2,367
Popular Inc.	78,100	2,361
Bank of the Ozarks Inc.	53,814	2,355
White Mountains Insurance Group Ltd.	3,145	2,350
MFA Financial Inc.	342,303	2,331
American Homes 4 Rent Class A	144,960	2,331
Sovran Self Storage Inc.	24,716	2,331
RLJ Lodging Trust	91,471	2,311
Retail Properties of America Inc.	163,086	2,298
First Horizon National Corp.	160,620	2,278
LaSalle Hotel Properties	79,473	2,256
Prosperity Bancshares Inc.	45,742	2,246
LPL Financial Holdings Inc.	56,170	2,234

	Webster Financial Corp.	62,470	2,226
	Post Properties Inc.	37,672	2,196
	Tanger Factory Outlet Centers Inc.	66,088	2,179
*	MGIC Investment Corp.	235,223	2,178
*	SLM Corp.	294,221	2,177
	CBL & Associates Properties Inc.	158,044	2,173
	New Residential Investment Corp.	165,499	2,168
	Sun Communities Inc.	31,617	2,142
	Columbia Property Trust Inc.	92,288	2,141
	Healthcare Trust of America Inc. Class A	86,252	2,114
	Piedmont Office Realty Trust Inc. Class A	117,805	2,108
	Radian Group Inc.	131,626	2,094
	Hatteras Financial Corp.	137,700	2,086
	DCT Industrial Trust Inc.	60,885	2,049
	EPR Properties	39,399	2,032
	FirstMerit Corp.	114,037	2,015
	Aspen Insurance Holdings Ltd.	42,598	1,980
^,* Zillow Group Inc.		73,090	1,973
	PrivateBancorp Inc.	51,467	1,973
	Outfront Media Inc.	94,700	1,970
	WP GLIMCHER Inc.	167,862	1,957
*	Western Alliance Bancorp	63,323	1,945
	Rayonier Inc.	87,311	1,927
	Bank of Hawaii Corp.	30,201	1,917
	Waddell & Reed Financial Inc. Class A	55,029	1,913
	Sunstone Hotel Investors Inc.	143,725	1,901
	Gaming and Leisure Properties Inc.	63,737	1,893
	Care Capital Properties Inc.	57,371	1,889
	Associated Banc-Corp	104,932	1,886
	Federated Investors Inc. Class B	65,161	1,883
	ProAssurance Corp.	38,232	1,876
*	Stifel Financial Corp.	44,335	1,867
	NorthStar Asset Management Group Inc.	127,684	1,834
	AmTrust Financial Services Inc.	28,979	1,825
	Blackstone Mortgage Trust Inc. Class A	66,300	1,819
*	PRA Group Inc.	33,740	1,786
	Medical Properties Trust Inc.	160,687	1,777
	Hudson Pacific Properties Inc.	61,648	1,775
	Home BancShares Inc.	43,376	1,757
	Pebblebrook Hotel Trust	49,538	1,756
	Wintrust Financial Corp.	32,779	1,751
	Invesco Mortgage Capital Inc.	142,290	1,742
	Healthcare Realty Trust Inc.	69,329	1,723
*	Springleaf Holdings Inc. Class A	38,979	1,704
	Symetra Financial Corp.	53,396	1,689
	RLI Corp.	31,324	1,677
*	Texas Capital Bancshares Inc.	31,638	1,658
	Corporate Office Properties Trust	78,006	1,640
	United Bankshares Inc.	43,168	1,640
	MB Financial Inc.	49,357	1,611
	Primerica Inc.	35,649	1,607
	First Industrial Realty Trust Inc.	76,519	1,603
	TCF Financial Corp.	105,067	1,593
*	Blackhawk Network Holdings Inc.	37,562	1,592
	Valley National Bancorp	160,326	1,578
	Cathay General Bancorp	52,506	1,573
	DiamondRock Hospitality Co.	142,110	1,570
	FNB Corp.	120,630	1,562

	Colony Capital Inc. Class A	79,184	1,549
	IBERIABANK Corp.	26,529	1,544
	Interactive Brokers Group Inc.	38,472	1,519
	Fulton Financial Corp.	124,807	1,510
	Washington Federal Inc.	66,135	1,505
	Ryman Hospitality Properties Inc.	30,341	1,494
	Urban Edge Properties	68,662	1,482
*	Santander Consumer USA Holdings Inc.	72,576	1,482
	Hancock Holding Co.	54,608	1,477
	Janus Capital Group Inc.	108,248	1,472
	GEO Group Inc.	49,416	1,470
	Mack-Cali Realty Corp.	77,682	1,467
	UMB Financial Corp.	28,508	1,449
	Acadia Realty Trust	47,577	1,431
	BancorpSouth Inc.	60,179	1,430
	Columbia Banking System Inc.	45,475	1,419
	Kennedy-Wilson Holdings Inc.	64,007	1,419
	CyrusOne Inc.	43,442	1,419
	Communications Sales & Leasing Inc.	78,354	1,403
	Cousins Properties Inc.	151,071	1,393
	Kite Realty Group Trust	57,929	1,379
*	Genworth Financial Inc. Class A	293,415	1,356
	First Financial Bankshares Inc.	42,238	1,342
	Erie Indemnity Co. Class A	16,093	1,335
*	LendingClub Corp.	100,787	1,333
	EverBank Financial Corp.	68,927	1,330
	Glacier Bancorp Inc.	49,659	1,311
	PS Business Parks Inc.	16,491	1,309
	Pinnacle Financial Partners Inc.	26,153	1,292
*	Eagle Bancorp Inc.	28,385	1,292
	Xenia Hotels & Resorts Inc.	73,813	1,289
	South State Corp.	16,696	1,283
	National Health Investors Inc.	22,252	1,279
	Empire State Realty Trust Inc.	73,398	1,250
^,* Zillow Group Inc. Class A		43,437	1,248
	American Equity Investment Life Holding Co.	53,316	1,243
	WisdomTree Investments Inc.	76,083	1,227
	Sterling Bancorp	82,215	1,223
	Equity One Inc.	49,663	1,209
	CYS Investments Inc.	165,387	1,201
	CVB Financial Corp.	71,593	1,196
	Apple Hospitality REIT Inc.	64,270	1,194
	Capstead Mortgage Corp.	119,864	1,185
	Argo Group International Holdings Ltd.	20,864	1,181
	Washington REIT	47,303	1,179
	TFS Financial Corp.	68,052	1,174
	DuPont Fabros Technology Inc.	45,348	1,174
	EastGroup Properties Inc.	21,413	1,160
	Redwood Trust Inc.	82,438	1,141
	Lexington Realty Trust	140,031	1,134
	National Penn Bancshares Inc.	96,527	1,134
	Trustmark Corp.	48,901	1,133
	Old National Bancorp	80,928	1,127
	QTS Realty Trust Inc. Class A	25,764	1,126
*	Credit Acceptance Corp.	5,716	1,125
	First Citizens BancShares Inc. Class A	4,967	1,123
	Selective Insurance Group Inc.	35,966	1,117
*	Hilltop Holdings Inc.	56,027	1,110

	New York REIT Inc.	109,164	1,098
	Alexander & Baldwin Inc.	31,926	1,096
	Evercore Partners Inc. Class A	21,671	1,089
*	HRG Group Inc.	92,383	1,084
	Community Bank System Inc.	29,068	1,080
	Chesapeake Lodging Trust	41,433	1,080
	International Bancshares Corp.	43,038	1,077
	Astoria Financial Corp.	66,561	1,072
	Chambers Street Properties	165,058	1,071
	Select Income REIT	56,306	1,070
	Financial Engines Inc.	36,089	1,064
	American Capital Mortgage Investment Corp.	72,000	1,061
	Kemper Corp.	29,803	1,054
	Sabra Health Care REIT Inc.	45,466	1,054
	Renasant Corp.	32,017	1,052
	BOK Financial Corp.	16,240	1,051
*	Liberty TripAdvisor Holdings Inc. Class A	47,262	1,048
^,* St. Joe Co.		54,700	1,046
	Retail Opportunity Investments Corp.	63,043	1,043
	Education Realty Trust Inc.	31,645	1,043
	Mercury General Corp.	20,623	1,042
	Capitol Federal Financial Inc.	84,270	1,021
	CoreSite Realty Corp.	19,797	1,018
	American Assets Trust Inc.	24,875	1,016
	LTC Properties Inc.	23,567	1,006
	Starwood Waypoint Residential Trust	42,073	1,003
	Horace Mann Educators Corp.	29,770	989
*	BofI Holding Inc.	7,656	986
*	iStar Inc.	77,617	976
	First Midwest Bancorp Inc.	55,342	971
	Government Properties Income Trust	59,812	957
	NBT Bancorp Inc.	35,422	954
	LegacyTexas Financial Group Inc.	31,265	953
	PennyMac Mortgage Investment Trust	61,550	952
*	Liberty Broadband Corp. Class A	18,395	946
*	Enstar Group Ltd.	6,203	930
*	Essent Group Ltd.	37,100	922
	BBCN Bancorp Inc.	61,185	919
	Artisan Partners Asset Management Inc. Class A	25,861	911
	First Financial Bancorp	47,516	907
	Pennsylvania REIT	45,628	905
	STAG Industrial Inc.	48,829	889
	WesBanco Inc.	27,572	867
	Chemical Financial Corp.	26,752	865
	Parkway Properties Inc.	55,111	858
	Independent Bank Corp.	18,541	855
*	MBIA Inc.	140,511	854
	Monogram Residential Trust Inc.	91,342	850
	BGC Partners Inc. Class A	103,398	850
	Westamerica Bancorporation	19,112	849
	Northwest Bancshares Inc.	63,035	819
	Talmer Bancorp Inc. Class A	48,801	813
*	FNFV Group	67,731	794
	Provident Financial Services Inc.	40,366	787
	Potlatch Corp.	27,310	786
	S&T Bancorp Inc.	23,800	776
	Simmons First National Corp. Class A	15,997	767
	Boston Private Financial Holdings Inc.	64,733	757

	Stewart Information Services Corp.	18,408	753
	HFF Inc. Class A	22,257	751
	FelCor Lodging Trust Inc.	104,179	737
*	Navigators Group Inc.	9,426	735
	ARMOUR Residential REIT Inc.	36,417	730
	Summit Hotel Properties Inc.	62,382	728
*	First Cash Financial Services Inc.	17,973	720
	Union Bankshares Corp.	29,955	719
	Great Western Bancorp Inc.	28,251	717
	Hersha Hospitality Trust Class A	31,582	716
*	Capital Bank Financial Corp.	23,336	705
*	Beneficial Bancorp Inc.	53,118	704
	Towne Bank	37,267	703
	First Commonwealth Financial Corp.	76,608	696
	AMERISAFE Inc.	13,891	691
	Infinity Property & Casualty Corp.	8,531	687
	United Community Banks Inc.	33,317	681
	Park National Corp.	7,528	679
*	KCG Holdings Inc. Class A	61,829	678
	First Merchants Corp.	25,813	677
	Gramercy Property Trust Inc.	32,297	671
	Physicians Realty Trust	44,352	669
	Virtus Investment Partners Inc.	6,659	669
	Ameris Bancorp	23,224	668
	Ramco-Gershenson Properties Trust	44,301	665
*	Piper Jaffray Cos.	18,382	665
	Altisource Residential Corp.	47,194	657
	New Senior Investment Group Inc.	61,626	645
	Wilshire Bancorp Inc.	60,716	638
	National Bank Holdings Corp. Class A	30,875	634
	Maiden Holdings Ltd.	44,637	620
*	FCB Financial Holdings Inc. Class A	18,803	613
	InfraREIT Inc.	25,604	606
	CenterState Banks Inc.	41,016	603
*	Encore Capital Group Inc.	16,077	595
	ServisFirst Bancshares Inc.	14,100	586
	United Fire Group Inc.	16,523	579
	Cardinal Financial Corp.	24,705	568
	Ashford Hospitality Trust Inc.	92,755	566
	Nelnet Inc. Class A	16,320	565
	City Holding Co.	11,453	565
	State Bank Financial Corp.	27,249	564
	Hanmi Financial Corp.	22,358	563
	Southside Bancshares Inc.	20,404	562
*	Customers Bancorp Inc.	21,681	557
	STORE Capital Corp.	26,949	557
*	Seritage Growth Properties Class A	14,817	552
	FBL Financial Group Inc. Class A	8,929	549
	Franklin Street Properties Corp.	51,051	549
*	HealthEquity Inc.	18,543	548
^,* Walter Investment Management Corp.		33,209	540
	New York Mortgage Trust Inc.	97,618	536
	Lakeland Financial Corp.	11,837	534
	Flushing Financial Corp.	26,419	529
	Yadkin Financial Corp.	24,344	523
	Cash America International Inc.	18,647	522
	National General Holdings Corp.	26,700	515
*	Greenlight Capital Re Ltd. Class A	23,027	513

Banner Corp.	10,694	511
Universal Insurance Holdings Inc.	17,161	507
Chatham Lodging Trust	23,585	507
Apollo Commercial Real Estate Finance Inc.	32,201	506
Employers Holdings Inc.	22,686	506
^ Western Asset Mortgage Capital Corp.	39,819	502
Universal Health Realty Income Trust	10,657	500
Oritani Financial Corp.	31,918	499
Saul Centers Inc.	9,308	482
Alexander's Inc.	1,287	481
* Xoom Corp.	19,300	480
Inland Real Estate Corp.	58,947	477
Investors Real Estate Trust	60,842	471
Terreno Realty Corp.	23,798	467
* First NBC Bank Holding Co.	13,225	463
CoBiz Financial Inc.	35,515	462
* LendingTree Inc.	4,965	462
NRG Yield Inc.	39,564	459
TriCo Bancshares	18,448	453
National Western Life Insurance Co. Class A	2,004	446
TrustCo Bank Corp. NY	75,516	441
* Green Dot Corp. Class A	24,970	439
Banc of California Inc.	35,799	439
* Flagstar Bancorp Inc.	21,322	438
Metro Bancorp Inc.	14,860	437
AG Mortgage Investment Trust Inc.	28,685	437
* Black Knight Financial Services Inc. Class A	13,324	434
OFG Bancorp	49,284	430
* Marcus & Millichap Inc.	9,350	430
Apollo Residential Mortgage Inc.	33,924	429
Fidelity Southern Corp.	20,119	425
Brookline Bancorp Inc.	41,790	424
Greenhill & Co. Inc.	14,870	423
Cohen & Steers Inc.	15,278	419
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	409
Enterprise Financial Services Corp.	16,118	406
WSFS Financial Corp.	13,914	401
Independent Bank Group Inc.	10,427	401
American Residential Properties Inc.	23,141	400
United Financial Bancorp Inc.	30,405	397
Campus Crest Communities Inc.	74,200	395
* Pacific Premier Bancorp Inc.	19,424	395
Blue Hills Bancorp Inc.	28,400	393
Lakeland Bancorp Inc.	35,332	393
Winthrop Realty Trust	27,169	390
* NMI Holdings Inc. Class A	51,199	389
Dynex Capital Inc.	59,217	388
* Ambac Financial Group Inc.	26,700	386
* Walker & Dunlop Inc.	14,791	386
Rouse Properties Inc.	24,666	384
Ares Commercial Real Estate Corp.	32,000	384
Dime Community Bancshares Inc.	22,555	381
First Bancorp	22,321	379
Independent Bank Corp.	25,654	379
Financial Institutions Inc.	15,207	377
Berkshire Hills Bancorp Inc.	13,521	372
Meridian Bancorp Inc.	27,170	371
Resource Capital Corp.	33,223	371

Rexford Industrial Realty Inc.	26,881	371
Community Trust Bancorp Inc.	10,390	369
Safety Insurance Group Inc.	6,722	364
NRG Yield Inc. Class A	32,564	363
Agree Realty Corp.	12,065	360
Suffolk Bancorp	13,005	355
* Square 1 Financial Inc. Class A	13,647	350
Investment Technology Group Inc.	26,214	350
Northfield Bancorp Inc.	22,877	348
1st Source Corp.	11,266	347
* TriState Capital Holdings Inc.	27,757	346
Arlington Asset Investment Corp. Class A	24,436	343
BNC Bancorp	15,214	338
* First BanCorp	94,771	337
First Community Bancshares Inc.	18,746	336
Monmouth Real Estate Investment Corp.	34,116	333
Sandy Spring Bancorp Inc.	12,580	329
Pacific Continental Corp.	24,512	326
^ United Development Funding IV	18,535	326
* Forestar Group Inc.	24,792	326
Southwest Bancorp Inc.	19,829	325
Opus Bank	8,500	325
Getty Realty Corp.	20,563	325
German American Bancorp Inc.	11,078	324
Ladder Capital Corp.	22,162	317
RAIT Financial Trust	63,972	317
Preferred Bank	9,976	315
Federated National Holding Co.	13,100	315
RE/MAX Holdings Inc.	8,721	314
Kearny Financial Corp.	27,324	313
* Bancorp Inc.	40,939	312
Cedar Realty Trust Inc.	50,229	312
MainSource Financial Group Inc.	15,307	312
^ Orchid Island Capital Inc.	33,400	309
BancFirst Corp.	4,860	307
First Potomac Realty Trust	27,756	305
ConnectOne Bancorp Inc.	15,716	303
Univest Corp. of Pennsylvania	15,499	298
First Financial Corp.	9,206	298
Virtu Financial Inc. Class A	12,872	295
Heritage Oaks Bancorp	37,058	295
Central Pacific Financial Corp.	13,900	292
Charter Financial Corp.	22,978	291
One Liberty Properties Inc.	13,598	290
Park Sterling Corp.	42,577	290
CareTrust REIT Inc.	25,230	286
* Global Indemnity plc	10,932	286
First Internet Bancorp	8,835	282
Home Bancorp Inc.	10,833	280
Heartland Financial USA Inc.	7,654	278
* Safeguard Scientifics Inc.	17,815	277
Tompkins Financial Corp.	5,187	277
Consolidated-Tomoka Land Co.	5,500	274
Bryn Mawr Bank Corp.	8,806	274
* Old Second Bancorp Inc.	43,600	272
Westwood Holdings Group Inc.	4,973	270
OneBeacon Insurance Group Ltd. Class A	19,239	270
Sierra Bancorp	16,507	263

*	Cascade Bancorp	48,588	263
*	Atlas Financial Holdings Inc.	14,200	263
	Silver Bay Realty Trust Corp.	16,392	262
	SI Financial Group Inc.	21,946	261
	Washington Trust Bancorp Inc.	6,773	260
*	Southern First Bancshares Inc.	12,700	260
	GAIN Capital Holdings Inc.	34,755	253
	Anworth Mortgage Asset Corp.	50,800	251
	Ashford Hospitality Prime Inc.	17,761	249
*	First Security Group Inc.	99,942	249
	Capital City Bank Group Inc.	16,649	248
	Stock Yards Bancorp Inc.	6,823	248
	Heritage Commerce Corp.	21,758	247
*	Seacoast Banking Corp. of Florida	16,785	246
	Urstadt Biddle Properties Inc. Class A	13,096	245
*	Altisource Portfolio Solutions SA	10,289	245
	Republic Bancorp Inc. Class A	9,937	244
*	Hallmark Financial Services Inc.	21,230	244
*	Farmers Capital Bank Corp.	9,708	241
^,* Citizens Inc. Class A		31,923	237
	Citizens & Northern Corp.	12,016	235
	First Interstate BancSystem Inc. Class A	8,325	232
	Bank Mutual Corp.	30,162	232
	Macatawa Bank Corp.	44,642	231
*	Ezcorp Inc. Class A	37,438	231
	Diamond Hill Investment Group Inc.	1,234	230
	United Community Financial Corp.	45,906	230
*	Sun Bancorp Inc.	11,720	225
	Ames National Corp.	9,754	224
*	Naugatuck Valley Financial Corp.	20,461	222
	Great Southern Bancorp Inc.	5,104	221
*	NewStar Financial Inc.	26,910	221
	Heritage Financial Corp.	11,575	218
*	Ladenburg Thalmann Financial Services Inc.	102,733	217
*	Republic First Bancorp Inc.	58,159	216
*	Cowen Group Inc. Class A	46,762	213
	Peoples Bancorp Inc.	10,181	212
	ZAIS Financial Corp.	15,700	210
*	Hampton Roads Bankshares Inc.	108,262	206
	FBR & Co.	10,067	206
	Westfield Financial Inc.	26,868	206
	Guaranty Bancorp	12,389	204
*	CommunityOne Bancorp	18,671	203
	Marlin Business Services Corp.	13,089	201
	NexPoint Residential Trust Inc.	15,066	201
*	Heritage Insurance Holdings Inc.	10,145	200
*	INTL. FCStone Inc.	8,101	200
	Moelis & Co. Class A	7,531	198
	GAMCO Investors Inc.	3,601	198
	National Bankshares Inc.	6,344	197
	BankFinancial Corp.	15,767	196
*	First Bank	31,058	194
*	eHealth Inc.	15,100	193
	Premier Financial Bancorp Inc.	13,561	193
*	PICO Holdings Inc.	19,380	188
	Resource America Inc. Class A	27,589	183
	First Financial Northwest Inc.	15,135	183
*	Tejon Ranch Co.	8,322	182

Armada Hoffler Properties Inc.	18,554	181
Independence Realty Trust Inc.	25,027	180
HCI Group Inc.	4,600	178
Mercantile Bank Corp.	8,524	177
Owens Realty Mortgage Inc.	12,718	175
* First Busey Corp.	8,766	174
Arrow Financial Corp.	6,518	174
CatchMark Timber Trust Inc. Class A	16,745	172
West Bancorporation Inc.	9,152	172
Blue Capital Reinsurance Holdings Ltd.	9,734	168
Arbor Realty Trust Inc.	26,233	167
* HomeStreet Inc.	7,171	166
Gladstone Commercial Corp.	11,598	164
QCR Holdings Inc.	7,447	163
* Del Taco Restaurants Inc.	11,600	162
* On Deck Capital Inc.	16,073	159
Tier REIT Inc.	10,709	158
State National Cos. Inc.	16,800	157
CNB Financial Corp.	8,629	157
Camden National Corp.	3,845	155
Enterprise Bancorp Inc.	7,286	153
Merchants Bancshares Inc.	5,163	152
* World Acceptance Corp.	5,630	151
Peapack Gladstone Financial Corp.	7,136	151
ESSA Bancorp Inc.	11,543	151
Fidelity & Guaranty Life	6,100	150
Independence Holding Co.	11,385	148
State Auto Financial Corp.	6,441	147
California First National Bancorp	10,984	147
NewBridge Bancorp	17,065	146
Sotherly Hotels Inc.	21,370	145
Preferred Apartment Communities Inc. Class A	13,165	143
Waterstone Financial Inc.	10,594	143
First Bancorp Inc.	7,436	142
EMC Insurance Group Inc.	5,982	139
* Atlantic Coast Financial Corp.	24,886	138
Peoples Financial Services Corp.	3,941	138
Bluerock Residential Growth REIT Inc. Class A	11,410	137
First Defiance Financial Corp.	3,612	132
* Ocwen Financial Corp.	19,408	130
Tiptree Financial Inc. Class A	20,164	129
Pzena Investment Management Inc. Class A	14,284	127
Northrim BanCorp Inc.	4,388	127
Territorial Bancorp Inc.	4,784	125
Access National Corp.	5,974	122
James River Group Holdings Ltd.	4,500	121
* Prism Technologies Group Inc.	43,196	121
Civista Bancshares Inc.	11,800	121
Calamos Asset Management Inc. Class A	12,700	120
Whitestone REIT	10,400	120
OceanFirst Financial Corp.	6,912	119
Pulaski Financial Corp.	8,623	117
* J Alexander's Holdings Inc.	11,698	117
* Phoenix Cos. Inc.	3,502	116
Parke Bancorp Inc.	9,235	115
* American River Bankshares	11,752	113
Horizon Bancorp	4,760	113
* Emergent Capital Inc.	20,730	113

CorEnergy Infrastructure Trust Inc.	25,029	111
* Coastway Bancorp Inc.	10,010	111
Oppenheimer Holdings Inc. Class A	5,519	110
First of Long Island Corp.	4,067	110
UMH Properties Inc.	11,700	109
Baylake Corp.	7,520	106
Provident Financial Holdings Inc.	6,338	106
First Bancshares Inc.	6,000	105
* BSB Bancorp Inc.	4,902	104
* HomeTrust Bancshares Inc.	5,580	104
Hennessy Advisors Inc.	4,200	100
United Insurance Holdings Corp.	7,628	100
Cherry Hill Mortgage Investment Corp.	6,580	100
Reis Inc.	4,375	99
Chemung Financial Corp.	3,453	98
* Southcoast Financial Corp.	7,367	98
Penns Woods Bancorp Inc.	2,387	98
* Westbury Bancorp Inc.	5,422	97
Global Net Lease Inc.	10,338	95
Fox Chase Bancorp Inc.	5,447	95
Old Line Bancshares Inc.	5,764	94
Cape Bancorp Inc.	7,322	91
* PennyMac Financial Services Inc. Class A	5,650	90
Donegal Group Inc. Class A	6,422	90
Summit State Bank	6,666	87
Monarch Financial Holdings Inc.	7,045	87
Century Bancorp Inc. Class A	2,107	86
AmeriServ Financial Inc.	25,974	84
National Interstate Corp.	3,053	81
JAVELIN Mortgage Investment Corp.	13,500	81
Silvercrest Asset Management Group Inc. Class A	7,359	80
CIFC Corp.	11,048	79
Ameriana Bancorp	3,378	78
Clifton Bancorp Inc.	5,502	76
* Enova International Inc.	7,435	76
American National Bankshares Inc.	3,239	76
First Connecticut Bancorp Inc.	4,669	75
* RMG Networks Holding Corp.	89,200	75
Bridge Bancorp Inc.	2,802	75
* CU Bancorp	3,306	74
* Consumer Portfolio Services Inc.	14,900	74
Easterly Government Properties Inc.	4,543	72
* ASB Bancorp Inc.	2,902	72
MutualFirst Financial Inc.	2,926	69
* HMN Financial Inc.	5,890	69
* First Marblehead Corp.	19,724	68
Bank of Marin Bancorp	1,395	67
Baldwin & Lyons Inc.	2,995	65
Atlantic American Corp.	15,700	63
* Anchor BanCorp Wisconsin Inc.	1,482	63
Meta Financial Group Inc.	1,476	62
Kansas City Life Insurance Co.	1,298	61
* Polonia Bancorp Inc.	4,500	60
Newcastle Investment Corp.	13,426	59
Investors Title Co.	812	59
C&F Financial Corp.	1,595	58
United Bancshares Inc.	3,700	58
Five Oaks Investment Corp.	8,913	56

*	Franklin Financial Network Inc.	2,502	56
*	FRP Holdings Inc.	1,824	55
*	Impac Mortgage Holdings Inc.	3,300	54
	United Bancorp Inc.	5,633	52
	First Savings Financial Group Inc.	1,513	52
	Northeast Community Bancorp Inc.	6,742	51
	HopFed Bancorp Inc.	4,115	49
*	First United Corp.	5,917	49
*	Performant Financial Corp.	19,911	48
	Bar Harbor Bankshares	1,497	48
*	Furiex Pharmaceuticals Inc. CVR	4,885	48
2	Federal Agricultural Mortgage Corp.	1,811	47
	Community West Bancshares	6,600	46
	Hingham Institution for Savings	378	44
*	Ashford Inc.	669	42
*	AV Homes Inc.	3,128	42
	Wheeler REIT Inc.	21,117	40
*	JG Wentworth Co. Class A	8,050	40
	MidSouth Bancorp Inc.	3,241	38
	IF Bancorp Inc.	2,200	38
	Northeast Bancorp	3,351	36
	Cheviot Financial Corp.	2,571	36
	Ellington Residential Mortgage REIT	2,900	35
	Stonegate Bank	1,017	32
2	Federal Agricultural Mortgage Corp. Class A	1,200	32
*	Asta Funding Inc.	3,563	30
	First Capital Bancorp Inc.	6,000	29
*	First Acceptance Corp.	10,492	28
	Alliance Bancorp Inc. of Pennsylvania	1,100	26
	National Storage Affiliates Trust	1,700	23
	Salisbury Bancorp Inc.	798	23
	Eastern Virginia Bankshares Inc.	3,288	22
	River Valley Bancorp	980	22
	United Community Bancorp	1,400	21
	MidWestOne Financial Group Inc.	642	19
^,* RCS Capital Corp. Class A		22,652	18
*	Hemisphere Media Group Inc. Class A	1,300	18
	Gladstone Land Corp.	1,800	17
	Middleburg Financial Corp.	873	15
	Great Ajax Corp.	1,239	15
	FXCM Inc. Class A	15,399	13
	Jernigan Capital Inc.	760	13
*	Transcontinental Realty Investors Inc.	1,046	13
*	1347 Property Insurance Holdings Inc.	1,800	13
*	Royal Bancshares of Pennsylvania Inc.	6,217	13
	HMG/Courtland Properties Inc.	999	12
	Athens Bancshares Corp.	400	11
*	Citizens First Corp.	700	9
*	Malvern Bancorp Inc.	500	8
*	Maui Land & Pineapple Co. Inc.	1,499	8
	Madison County Financial Inc.	368	8
*	Carolina Bank Holdings Inc.	500	7
	US Global Investors Inc. Class A	3,469	6
	Investar Holding Corp.	300	5
*	Cordia Bancorp Inc.	1,200	4
	WVS Financial Corp.	400	4
*	Hamilton Bancorp Inc.	300	4
*	Atlanticus Holdings Corp.	758	3

* Third Point Reinsurance Ltd.	183	2
Home Federal Bancorp Inc.	55	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
		2,871,995
Health Care (8.0%)
Johnson & Johnson	1,956,032	182,596
Pfizer Inc.	4,373,663	137,377
Gilead Sciences Inc.	1,049,015	103,003
Merck & Co. Inc.	1,990,277	98,300
UnitedHealth Group Inc.	675,705	78,389
* Allergan plc	279,740	76,036
Amgen Inc.	539,239	74,588
Bristol-Myers Squibb Co.	1,187,705	70,312
Medtronic plc	987,608	66,110
AbbVie Inc.	1,150,890	62,620
* Celgene Corp.	561,860	60,776
Eli Lilly & Co.	710,833	59,490
* Biogen Inc.	168,469	49,161
Abbott Laboratories	1,066,636	42,900
* Express Scripts Holding Co.	499,943	40,475
Thermo Fisher Scientific Inc.	292,372	35,751
Aetna Inc.	246,890	27,012
* Alexion Pharmaceuticals Inc.	168,106	26,290
Anthem Inc.	187,179	26,205
* Regeneron Pharmaceuticals Inc.	54,023	25,128
Cigna Corp.	183,925	24,834
Stryker Corp.	215,075	20,239
Becton Dickinson and Co.	147,027	19,505
Humana Inc.	105,073	18,808
* Vertex Pharmaceuticals Inc.	179,618	18,705
* HCA Holdings Inc.	236,272	18,278
* Illumina Inc.	102,744	18,064
* Boston Scientific Corp.	982,373	16,121
Perrigo Co. plc	96,591	15,191
Zoetis Inc.	321,360	13,234
Baxter International Inc.	391,351	12,856
* Incyte Corp.	116,331	12,835
St. Jude Medical Inc.	195,790	12,352
* Intuitive Surgical Inc.	26,491	12,175
Baxalta Inc.	384,551	12,117
* BioMarin Pharmaceutical Inc.	114,503	12,059
* Mylan NV	286,341	11,528
Zimmer Biomet Holdings Inc.	119,103	11,187
* Edwards Lifesciences Corp.	75,107	10,678
* Endo International plc	142,885	9,899
CR Bard Inc.	52,159	9,718
* DaVita HealthCare Partners Inc.	118,308	8,557
Universal Health Services Inc. Class B	63,189	7,887
* Henry Schein Inc.	57,660	7,653
* Laboratory Corp. of America Holdings	69,093	7,495
* Hologic Inc.	178,442	6,982
* Waters Corp.	54,712	6,467
* Alkermes plc	108,403	6,360
Quest Diagnostics Inc.	99,853	6,138
ResMed Inc.	105,129	5,357
* Jazz Pharmaceuticals plc	39,964	5,308
* Mallinckrodt plc	81,162	5,189

* Varian Medical Systems Inc.	68,821	5,078
* MEDNAX Inc.	65,684	5,044
Cooper Cos. Inc.	33,334	4,962
DENTSPLY International Inc.	96,116	4,861
* IDEXX Laboratories Inc.	64,578	4,795
* Medivation Inc.	111,638	4,745
* DexCom Inc.	54,819	4,707
* Envision Healthcare Holdings Inc.	127,604	4,695
* Sirona Dental Systems Inc.	44,771	4,179
* Centene Corp.	73,794	4,002
* United Therapeutics Corp.	30,361	3,985
* Quintiles Transnational Holdings Inc.	54,766	3,810
* Alnylam Pharmaceuticals Inc.	46,538	3,740
Teleflex Inc.	28,727	3,568
* Community Health Systems Inc.	82,114	3,512
* Isis Pharmaceuticals Inc.	82,489	3,334
* Anacor Pharmaceuticals Inc.	27,384	3,223
* Health Net Inc.	50,554	3,044
STERIS Corp.	45,637	2,965
* Brookdale Senior Living Inc.	128,249	2,945
* Alere Inc.	59,834	2,881
* Seattle Genetics Inc.	72,377	2,791
* Tenet Healthcare Corp.	75,457	2,786
West Pharmaceutical Services Inc.	50,931	2,756
* Team Health Holdings Inc.	49,878	2,695
* Align Technology Inc.	47,215	2,680
* Acadia Healthcare Co. Inc.	39,700	2,631
* WellCare Health Plans Inc.	30,371	2,617
Patterson Cos. Inc.	60,369	2,611
* Amsurg Corp.	33,295	2,587
* Neurocrine Biosciences Inc.	64,862	2,581
* Thoratec Corp.	40,673	2,573
* ABIOMED Inc.	26,041	2,416
Bio-Techne Corp.	25,620	2,369
* PAREXEL International Corp.	38,146	2,362
HealthSouth Corp.	60,198	2,310
* Cepheid	49,703	2,247
* LifePoint Health Inc.	30,534	2,165
* Ultragenyx Pharmaceutical Inc.	21,701	2,090
* Charles River Laboratories International Inc.	32,553	2,068
Hill-Rom Holdings Inc.	39,281	2,042
* Molina Healthcare Inc.	28,656	1,973
* Clovis Oncology Inc.	20,937	1,925
* Dyax Corp.	100,813	1,925
* Bio-Rad Laboratories Inc. Class A	14,147	1,900
* Bluebird Bio Inc.	22,174	1,897
* OPKO Health Inc.	224,681	1,890
* Myriad Genetics Inc.	50,182	1,881
* Medicines Co.	49,067	1,863
* ACADIA Pharmaceuticals Inc.	55,278	1,828
* Intercept Pharmaceuticals Inc.	10,957	1,817
* NuVasive Inc.	37,176	1,793
* Horizon Pharma plc	90,365	1,791
* Impax Laboratories Inc.	47,614	1,676
* Prestige Brands Holdings Inc.	36,279	1,638
Healthcare Services Group Inc.	47,125	1,588
* Catalent Inc.	64,462	1,566
* Akorn Inc.	54,927	1,566

*	Puma Biotechnology Inc.	19,343	1,458
	Cantel Medical Corp.	25,505	1,446
*	Masimo Corp.	37,233	1,436
*	Radius Health Inc.	20,133	1,395
	Owens & Minor Inc.	43,665	1,395
*	Integra LifeSciences Holdings Corp.	23,062	1,373
*	Agios Pharmaceuticals Inc.	19,346	1,366
*	Portola Pharmaceuticals Inc. Class A	30,800	1,313
^,* Kite Pharma Inc.		23,292	1,297
*	KYTHERA Biopharmaceuticals Inc.	16,651	1,248
*	Bruker Corp.	75,790	1,245
*	Novavax Inc.	175,422	1,240
*	Exact Sciences Corp.	66,529	1,197
*	Chimerix Inc.	31,222	1,193
*	Ligand Pharmaceuticals Inc.	13,630	1,167
*	Haemonetics Corp.	35,802	1,157
*	Nektar Therapeutics	103,903	1,139
*	ICU Medical Inc.	10,206	1,118
*	Intrexon Corp.	34,985	1,113
*	Neogen Corp.	24,282	1,092
*	Amicus Therapeutics Inc.	77,869	1,089
*	Magellan Health Inc.	18,946	1,050
*	Insulet Corp.	39,591	1,026
*	Halozyme Therapeutics Inc.	76,318	1,025
*	Cyberonics Inc.	16,647	1,012
^,* Exelixis Inc.		178,780	1,003
*	Pacira Pharmaceuticals Inc.	24,190	994
*	Globus Medical Inc.	47,139	974
*	IPC Healthcare Inc.	12,290	955
	CONMED Corp.	19,509	931
*	AMAG Pharmaceuticals Inc.	23,389	929
^,* Juno Therapeutics Inc.		22,724	925
*	Halyard Health Inc.	32,363	920
*	Acorda Therapeutics Inc.	34,391	912
*	Ironwood Pharmaceuticals Inc. Class A	86,916	906
	Kindred Healthcare Inc.	57,167	900
*	TESARO Inc.	22,298	894
*	Natus Medical Inc.	22,431	885
*	ZS Pharma Inc.	12,945	850
*	Depomed Inc.	45,061	849
*	Sarepta Therapeutics Inc.	25,129	807
*	Insmed Inc.	43,429	806
*	Lannett Co. Inc.	19,022	790
*	Air Methods Corp.	23,135	789
	Analogic Corp.	9,555	784
^,* ZIOPHARM Oncology Inc.		85,934	774
	Ensign Group Inc.	18,020	768
*	Dynavax Technologies Corp.	31,077	763
*	Momenta Pharmaceuticals Inc.	46,298	760
*	ARIAD Pharmaceuticals Inc.	129,856	758
*	INC Research Holdings Inc. Class A	18,700	748
*	Cempra Inc.	26,804	746
*	Celldex Therapeutics Inc.	70,147	739
	Abaxis Inc.	16,612	731
*	Omnicell Inc.	23,211	722
*	Merit Medical Systems Inc.	29,628	708
*	Wright Medical Group Inc.	33,552	705
*	Inogen Inc.	14,309	695

*	MiMedx Group Inc.	71,711	692
*	FibroGen Inc.	31,302	686
*	Adeptus Health Inc. Class A	8,440	682
*	Repligen Corp.	24,266	676
*	BioCryst Pharmaceuticals Inc.	59,223	675
*	Insys Therapeutics Inc.	23,352	665
	Select Medical Holdings Corp.	61,555	664
*	Amedisys Inc.	17,343	659
*	Zeltiq Aesthetics Inc.	20,538	658
*	VWR Corp.	25,339	651
*	Merrimack Pharmaceuticals Inc.	76,489	651
	PDL BioPharma Inc.	129,106	649
	Meridian Bioscience Inc.	36,545	625
*	Endologix Inc.	50,416	618
*	Ophthotech Corp.	15,152	614
*	ImmunoGen Inc.	63,154	606
*	PharMerica Corp.	21,176	603
^,* MannKind Corp.		187,718	603
*	LDR Holding Corp.	17,384	600
*	Alder Biopharmaceuticals Inc.	18,062	592
*	Eagle Pharmaceuticals Inc.	7,970	590
*	Orthofix International NV	17,270	583
*	NewLink Genetics Corp.	16,004	574
*	TherapeuticsMD Inc.	97,857	573
*	Tornier NV	28,093	573
*	NxStage Medical Inc.	35,878	566
*	Surgical Care Affiliates Inc.	17,278	565
*	PRA Health Sciences Inc.	14,490	563
*	Emergent BioSolutions Inc.	19,260	549
*	HeartWare International Inc.	10,236	535
*	Sage Therapeutics Inc.	12,238	518
*	Array BioPharma Inc.	111,760	510
*	Heron Therapeutics Inc.	20,300	495
*	PTC Therapeutics Inc.	18,333	489
*	Nevro Corp.	10,545	489
^	Theravance Inc.	66,626	478
*	Sucampo Pharmaceuticals Inc. Class A	23,507	467
*	Achillion Pharmaceuticals Inc.	67,103	464
*	Anika Therapeutics Inc.	14,241	453
*	Revance Therapeutics Inc.	15,225	453
*	Supernus Pharmaceuticals Inc.	32,138	451
*	Zafgen Inc.	13,927	445
	US Physical Therapy Inc.	9,706	436
*	Cynosure Inc. Class A	14,058	422
	Invacare Corp.	29,000	420
*	Capital Senior Living Corp.	20,780	417
*	Relypsa Inc.	22,500	416
*	Intersect ENT Inc.	17,577	411
*	Luminex Corp.	24,212	409
*	Lexicon Pharmaceuticals Inc.	38,014	408
*	Vanda Pharmaceuticals Inc.	35,307	398
*	Quidel Corp.	20,812	393
*	Geron Corp.	140,600	388
*	Amphastar Pharmaceuticals Inc.	33,036	386
*	Hanger Inc.	28,166	384
*	Mirati Therapeutics Inc.	11,000	379
*	Spark Therapeutics Inc.	9,059	378
^,* Omeros Corp.		34,470	378

*	AngioDynamics Inc.	28,580	377
*	Progenics Pharmaceuticals Inc.	65,800	376
*	Spectranetics Corp.	31,726	374
*	Aerie Pharmaceuticals Inc.	20,988	372
*	Affymetrix Inc.	43,580	372
*	Arena Pharmaceuticals Inc.	193,019	369
*	Retrophin Inc.	17,842	361
*	Synergy Pharmaceuticals Inc.	67,898	360
*	LHC Group Inc.	8,033	360
^,* IGI Laboratories Inc.		54,800	358
*	Acceleron Pharma Inc.	14,370	358
*	Atara Biotherapeutics Inc.	11,365	357
*	Genomic Health Inc.	16,575	351
	Atrion Corp.	934	350
*	Synergetics USA Inc.	53,243	350
*	MacroGenics Inc.	16,237	348
*	HealthStream Inc.	15,923	347
*	Spectrum Pharmaceuticals Inc.	57,174	342
*	Raptor Pharmaceutical Corp.	55,423	335
*	Sagent Pharmaceuticals Inc.	21,855	335
*	Theravance Biopharma Inc.	30,321	333
*	CorVel Corp.	10,154	328
*	SciClone Pharmaceuticals Inc.	46,679	324
*	Universal American Corp.	47,228	323
*	ANI Pharmaceuticals Inc.	8,169	323
*	K2M Group Holdings Inc.	17,275	321
	National HealthCare Corp.	5,271	321
*	Aegerion Pharmaceuticals Inc.	23,504	320
*	Zogenix Inc.	23,615	319
*	Osiris Therapeutics Inc.	17,249	319
*	Infinity Pharmaceuticals Inc.	37,700	319
*	Sangamo BioSciences Inc.	56,245	317
^,* Rockwell Medical Inc.		40,599	313
*	OraSure Technologies Inc.	70,179	312
*	Corcept Therapeutics Inc.	82,598	311
*	Cerus Corp.	68,320	310
*	AtriCure Inc.	14,067	308
*	La Jolla Pharmaceutical Co.	10,926	304
*	BioDelivery Sciences International Inc.	53,300	296
*	Albany Molecular Research Inc.	16,457	287
*	Inovio Pharmaceuticals Inc.	49,399	286
	CryoLife Inc.	29,266	285
^,* Idera Pharmaceuticals Inc.		84,400	283
*	Vascular Solutions Inc.	8,650	280
*	Durect Corp.	142,232	277
*	Collegium Pharmaceutical Inc.	12,540	277
*	Cardiovascular Systems Inc.	17,433	276
*	TG Therapeutics Inc.	27,012	272
*	Aratana Therapeutics Inc.	31,800	269
*	HMS Holdings Corp.	30,471	267
^,* Arrowhead Research Corp.		45,544	262
*	Rigel Pharmaceuticals Inc.	103,061	255
*	Accuray Inc.	50,696	253
*	Esperion Therapeutics Inc.	10,600	250
*	Agenus Inc.	54,100	249
^,* Accelerate Diagnostics Inc.		15,320	248
*	Coherus Biosciences Inc.	12,335	247
^,* Keryx Biopharmaceuticals Inc.		69,117	243

*	Endocyte Inc.	52,835	242
*	Ocular Therapeutix Inc.	16,720	235
^,* Galena Biopharma Inc.		147,900	234
*	Aimmune Therapeutics Inc.	9,120	231
*	Flexion Therapeutics Inc.	15,105	224
*	Civitas Solutions Inc.	9,564	219
^,* VIVUS Inc.		133,633	219
*	Concert Pharmaceuticals Inc.	11,550	217
*	Five Prime Therapeutics Inc.	14,000	215
*	XenoPort Inc.	61,931	215
^,* ConforMIS Inc.		11,712	212
*	ArQule Inc.	113,004	211
*	Vermillion Inc.	103,067	208
*	POZEN Inc.	35,678	208
*	Epizyme Inc.	16,126	207
*	BioTelemetry Inc.	16,900	207
*	OncoMed Pharmaceuticals Inc.	12,252	203
*	Foundation Medicine Inc.	10,862	200
*	Pacific Biosciences of California Inc.	53,898	197
*	Xencor Inc.	16,102	197
*	Oncothyreon Inc.	71,680	196
*	Triple-S Management Corp. Class B	10,944	195
*	AcelRx Pharmaceuticals Inc.	62,922	192
^,* IsoRay Inc.		136,900	192
*	CTI BioPharma Corp.	130,632	191
*	Healthways Inc.	16,729	186
*	Advaxis Inc.	18,105	185
^,* Fortress Biotech Inc.		70,300	183
*	Exactech Inc.	10,475	183
*	Seres Therapeutics Inc.	6,130	182
*	RTI Surgical Inc.	31,405	178
*	Pernix Therapeutics Holdings Inc.	56,276	178
*	Regulus Therapeutics Inc.	27,019	177
*	Northwest Biotherapeutics Inc.	27,506	172
*	RadNet Inc.	30,936	172
^,* Organovo Holdings Inc.		63,912	171
*	Anthera Pharmaceuticals Inc.	27,836	170
*	Ignyta Inc.	19,184	168
*	Lion Biotechnologies Inc.	29,150	168
*	Harvard Bioscience Inc.	44,129	167
*	BioSpecifics Technologies Corp.	3,792	165
*	STAAR Surgical Co.	21,070	163
^,* Sequenom Inc.		92,513	162
*	Trevena Inc.	15,300	158
*	GenMark Diagnostics Inc.	19,800	156
^,* Tenax Therapeutics Inc.		51,000	155
*	Threshold Pharmaceuticals Inc.	37,375	152
*	PharmAthene Inc.	113,000	150
*	Otonomy Inc.	8,329	148
*	Synthetic Biologics Inc.	64,604	147
*	SurModics Inc.	6,580	144
*	NeoGenomics Inc.	24,938	143
^,* Peregrine Pharmaceuticals Inc.		136,113	139
*	Sorrento Therapeutics Inc.	16,200	136
*	AVEO Pharmaceuticals Inc.	112,100	136
*	Almost Family Inc.	3,364	135
*	Cara Therapeutics Inc.	9,400	134
*	Catalyst Pharmaceuticals Inc.	44,127	132

*	Natera Inc.	12,200	132
*	Dermira Inc.	5,554	130
*	Heska Corp.	4,200	128
*	Paratek Pharmaceuticals Inc.	6,718	128
*	CytRx Corp.	53,516	127
*	Bovie Medical Corp.	63,973	127
*	InVivo Therapeutics Holdings Corp.	14,655	126
*	Chiasma Inc.	6,085	121
*	Sientra Inc.	11,400	116
^,* Neuralstem Inc.		94,820	116
*	Inotek Pharmaceuticals Corp.	12,000	113
*	Enanta Pharmaceuticals Inc.	3,084	111
*	Curis Inc.	55,000	111
*	Immunomedics Inc.	63,470	109
*	BioTime Inc.	35,579	107
*	Bio-Path Holdings Inc.	92,672	106
*	Enzo Biochem Inc.	33,179	105
*	Pfenex Inc.	6,888	103
*	Assembly Biosciences Inc.	10,700	102
*	Trovagene Inc.	17,591	100
*	Leap Wireless International Inc CVR	39,632	100
*	Bellicum Pharmaceuticals Inc.	6,705	97
*	NanoString Technologies Inc.	6,079	97
*	Addus HomeCare Corp.	3,120	97
*	SeaSpine Holdings Corp.	5,954	96
*	Abeona Therapeutics Inc.	22,600	92
*	Pain Therapeutics Inc.	48,044	88
*	Ardelyx Inc.	4,779	83
*	pSivida Corp.	22,454	82
*	Cytokinetics Inc.	12,200	82
*	Provectus Biopharmaceuticals Inc. Class A	137,900	79
*	Navidea Biopharmaceuticals Inc.	34,502	79
^,* iBio Inc.		113,000	77
*	Versartis Inc.	6,633	76
*	Medgenics Inc.	9,225	72
	Psychemedics Corp.	6,875	69
*	Tobira Therapeutics Inc.	6,869	66
	Daxor Corp.	7,259	63
^,* Unilife Corp.		63,954	63
*	Immune Design Corp.	5,100	62
*	Blueprint Medicines Corp.	2,793	60
*	OXiGENE Inc.	61,300	57
*	Adamas Pharmaceuticals Inc.	3,245	54
*	Cumberland Pharmaceuticals Inc.	9,063	52
*	Mast Therapeutics Inc.	88,377	51
*	Antares Pharma Inc.	29,900	51
*	XBiotech Inc.	3,399	51
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	50
*	Tandem Diabetes Care Inc.	5,683	50
*	Repros Therapeutics Inc.	6,681	50
*	Cesca Therapeutics Inc.	92,705	49
*	AAC Holdings Inc.	2,200	49
^,* CytoSorbents Corp.		7,600	48
*	Vitae Pharmaceuticals Inc.	4,300	47
*	Derma Sciences Inc.	10,020	47
^,* Rexahn Pharmaceuticals Inc.		90,651	47
*	BioScrip Inc.	24,640	46
*	Asterias Biotherapeutics Inc.	11,351	44

* Tetraphase Pharmaceuticals Inc.	5,700	43
* Apricus Biosciences Inc.	27,117	40
* Vical Inc.	85,595	39
* Synta Pharmaceuticals Corp.	21,275	37
* Verastem Inc.	20,629	37
* ERBA Diagnostics Inc.	18,367	36
* Alphatec Holdings Inc.	108,638	36
* Catalyst Biosciences Inc.	7,299	34
Utah Medical Products Inc.	630	34
* Genocea Biosciences Inc.	4,800	33
* Biolase Inc.	34,760	31
* NanoViricides Inc.	25,438	30
* Alimera Sciences Inc.	13,630	30
* Five Star Quality Care Inc.	9,634	30
* OncoGenex Pharmaceuticals Inc.	13,220	29
* Athersys Inc.	26,580	29
* OvaScience Inc.	3,400	29
Digirad Corp.	7,706	29
* Orexigen Therapeutics Inc.	13,437	28
* Tonix Pharmaceuticals Holding Corp.	5,300	28
* Nobilis Health Corp.	5,295	28
* PhotoMedex Inc.	52,800	27
* Avinger Inc.	1,835	27
* Sunesis Pharmaceuticals Inc.	33,100	27
* EnteroMedics Inc.	95,818	25
* Symmetry Surgical Inc.	2,776	25
* StemCells Inc.	58,474	25
* Entellus Medical Inc.	1,296	23
* Hansen Medical Inc.	6,010	23
* ChemoCentryx Inc.	3,701	22
* Cutera Inc.	1,663	22
Birner Dental Management Services Inc.	1,699	22
* vTv Therapeutics Inc. Class A	3,224	21
* Alliance HealthCare Services Inc.	1,935	19
* Ampio Pharmaceuticals Inc.	6,400	18
* Glaukos Corp.	760	18
* Hemispherx Biopharma Inc.	99,201	17
* Cidara Therapeutics Inc.	1,325	17
* InfuSystems Holdings Inc.	5,850	16
* Catabasis Pharmaceuticals Inc.	1,900	15
* T2 Biosystems Inc.	1,700	15
* aTyr Pharma Inc.	1,411	14
* REGENXBIO Inc.	651	14
* Calithera Biosciences Inc.	2,496	14
* Carbylan Therapeutics Inc.	3,771	13
* Flex Pharma Inc.	1,080	13
* Achaogen Inc.	2,200	13
* CorMedix Inc.	6,214	12
* Caladrius Biosciences Inc.	8,272	12
* Genesis Healthcare Inc.	1,829	11
* Nivalis Therapeutics Inc.	864	11
* Stemline Therapeutics Inc.	1,200	11
* Teladoc Inc.	430	10
* Neothetics Inc.	1,080	9
* Cyclacel Pharmaceuticals Inc.	14,981	8
* Cardica Inc.	23,874	7
* Neos Therapeutics Inc.	324	7
* Penumbra Inc.	160	6

* Presbia plc	1,100	6
* EndoChoice Holdings Inc.	525	6
* Bioanalytical Systems Inc.	3,300	6
* ImmunoCellular Therapeutics Ltd.	13,500	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Egalet Corp.	400	5
* Invitae Corp.	713	5
* HTG Molecular Diagnostics Inc.	550	4
* Discovery Laboratories Inc.	13,681	4
* NuPathe Inc. CVR	6,287	4
* Veracyte Inc.	803	4
* Cogentix Medical Inc.	1,762	2
* Ocata Therapeutics Inc.	439	2
* Harvard Apparatus Regenerative Technology Inc.	1,991	2
* Acura Pharmaceuticals Inc.	565	1
* NovaBay Pharmaceuticals Inc.	2,175	1
* ContraVir Pharmaceuticals Inc.	152	—
		2,013,954
Industrials (7.2%)
General Electric Co.	7,149,306	180,305
3M Co.	454,203	64,392
Boeing Co.	458,159	59,996
Union Pacific Corp.	624,163	55,182
United Technologies Corp.	602,754	53,639
Honeywell International Inc.	531,172	50,297
United Parcel Service Inc. Class B	493,993	48,752
Accenture plc Class A	443,857	43,613
Lockheed Martin Corp.	188,677	39,115
Danaher Corp.	410,963	35,018
Caterpillar Inc.	441,294	28,843
FedEx Corp.	187,759	27,034
General Dynamics Corp.	194,030	26,766
Automatic Data Processing Inc.	332,264	26,701
* PayPal Holdings Inc.	822,226	25,522
Raytheon Co.	214,352	23,420
Northrop Grumman Corp.	133,240	22,111
Precision Castparts Corp.	92,860	21,331
Emerson Electric Co.	476,827	21,061
CSX Corp.	699,607	18,819
Illinois Tool Works Inc.	221,394	18,223
TE Connectivity Ltd.	289,634	17,346
Eaton Corp. plc	332,799	17,073
Deere & Co.	230,418	17,051
Norfolk Southern Corp.	212,250	16,216
Waste Management Inc.	314,773	15,679
* LinkedIn Corp. Class A	80,602	15,325
Cummins Inc.	132,026	14,335
* Fiserv Inc.	162,896	14,108
Fidelity National Information Services Inc.	197,139	13,224
PACCAR Inc.	251,153	13,103
Sherwin-Williams Co.	55,848	12,442
Roper Technologies Inc.	71,036	11,131
Amphenol Corp. Class A	212,578	10,833
Paychex Inc.	224,698	10,702
* Alliance Data Systems Corp.	41,308	10,698
Tyco International plc	289,381	9,683
Ingersoll-Rand plc	189,252	9,608

WestRock Co.	184,065	9,468
Rockwell Automation Inc.	92,549	9,391
Parker-Hannifin Corp.	95,878	9,329
WW Grainger Inc.	41,395	8,900
AMETEK Inc.	166,100	8,690
Vulcan Materials Co.	94,061	8,390
Agilent Technologies Inc.	244,111	8,380
* Stericycle Inc.	58,643	8,170
* Verisk Analytics Inc. Class A	109,625	8,102
Xerox Corp.	788,508	7,672
* FleetCor Technologies Inc.	55,508	7,639
* TransDigm Group Inc.	35,921	7,630
Rockwell Collins Inc.	91,011	7,448
Martin Marietta Materials Inc.	45,886	6,972
Republic Services Inc. Class A	169,091	6,967
Sealed Air Corp.	148,367	6,955
Kansas City Southern	76,024	6,909
CH Robinson Worldwide Inc.	100,340	6,801
Fastenal Co.	181,868	6,658
Expeditors International of Washington Inc.	140,812	6,625
Textron Inc.	171,797	6,466
Dover Corp.	110,478	6,317
Pentair plc	123,698	6,314
Masco Corp.	239,674	6,035
Towers Watson & Co. Class A	51,091	5,997
Ball Corp.	94,850	5,900
Wabtec Corp.	63,171	5,562
* Mettler-Toledo International Inc.	19,237	5,478
L-3 Communications Holdings Inc.	51,139	5,345
Global Payments Inc.	45,806	5,255
Acuity Brands Inc.	29,886	5,247
Fortune Brands Home & Security Inc.	109,625	5,204
Total System Services Inc.	114,117	5,184
* Sensata Technologies Holding NV	116,875	5,182
Cintas Corp.	59,294	5,084
* Spirit AeroSystems Holdings Inc. Class A	97,653	4,721
JB Hunt Transport Services Inc.	64,231	4,586
Broadridge Financial Solutions Inc.	82,599	4,572
Robert Half International Inc.	88,359	4,520
* Vantiv Inc. Class A	100,598	4,519
ManpowerGroup Inc.	53,985	4,421
* Crown Holdings Inc.	96,035	4,394
Fluor Corp.	100,813	4,269
Packaging Corp. of America	69,922	4,207
Waste Connections Inc.	85,360	4,147
Xylem Inc.	124,844	4,101
* United Rentals Inc.	68,290	4,101
* Flextronics International Ltd.	387,937	4,089
Avnet Inc.	93,591	3,994
Allegion plc	69,058	3,982
Jack Henry & Associates Inc.	56,477	3,931
* HD Supply Holdings Inc.	137,300	3,930
Carlisle Cos. Inc.	44,801	3,915
Macquarie Infrastructure Corp.	52,150	3,894
IDEX Corp.	53,802	3,836
Flowserve Corp.	92,478	3,805
* Arrow Electronics Inc.	67,413	3,727
ADT Corp.	123,197	3,684

* CoStar Group Inc.	21,211	3,671
Valspar Corp.	50,403	3,623
Huntington Ingalls Industries Inc.	33,571	3,597
* Keysight Technologies Inc.	116,255	3,585
PerkinElmer Inc.	77,958	3,583
* Quanta Services Inc.	143,395	3,472
AO Smith Corp.	52,457	3,420
Lennox International Inc.	29,684	3,364
Owens Corning	77,509	3,248
* Jacobs Engineering Group Inc.	86,582	3,241
B/E Aerospace Inc.	73,114	3,210
Hexcel Corp.	66,678	2,991
AptarGroup Inc.	45,342	2,991
Allison Transmission Holdings Inc.	111,826	2,985
Hubbell Inc. Class B	34,919	2,966
Orbital ATK Inc.	41,088	2,953
* Trimble Navigation Ltd.	178,673	2,934
Graphic Packaging Holding Co.	227,424	2,909
* Genpact Ltd.	122,463	2,891
* AECOM	104,928	2,887
* Zebra Technologies Corp.	35,689	2,732
Ryder System Inc.	36,666	2,715
FLIR Systems Inc.	96,922	2,713
Graco Inc.	40,419	2,709
Jabil Circuit Inc.	120,883	2,704
MAXIMUS Inc.	45,342	2,701
* Old Dominion Freight Line Inc.	44,264	2,700
^ Chicago Bridge & Iron Co. NV	67,308	2,669
Bemis Co. Inc.	67,380	2,666
Donaldson Co. Inc.	94,481	2,653
* Owens-Illinois Inc.	127,558	2,643
Sonoco Products Co.	69,832	2,635
* Euronet Worldwide Inc.	35,509	2,631
* Berry Plastics Group Inc.	85,579	2,573
* Kirby Corp.	41,510	2,572
Toro Co.	36,400	2,568
Nordson Corp.	39,270	2,472
Lincoln Electric Holdings Inc.	47,124	2,471
Trinity Industries Inc.	108,913	2,469
AGCO Corp.	52,093	2,429
Eagle Materials Inc.	35,215	2,409
MDU Resources Group Inc.	134,789	2,318
* CoreLogic Inc.	62,136	2,313
* WEX Inc.	26,593	2,309
Air Lease Corp. Class A	73,037	2,258
National Instruments Corp.	79,744	2,216
* Genesee & Wyoming Inc. Class A	36,755	2,171
Watsco Inc.	17,733	2,101
RR Donnelley & Sons Co.	143,868	2,095
FEI Co.	28,626	2,091
ITT Corp.	61,607	2,060
MSC Industrial Direct Co. Inc. Class A	33,331	2,034
* Teledyne Technologies Inc.	21,887	1,976
Oshkosh Corp.	54,121	1,966
Cognex Corp.	56,974	1,958
BWX Technologies Inc.	74,124	1,954
Landstar System Inc.	30,643	1,945
Deluxe Corp.	34,454	1,920

	Con-way Inc.	40,025	1,899
	Booz Allen Hamilton Holding Corp. Class A	70,988	1,861
	Curtiss-Wright Corp.	29,561	1,845
	EMCOR Group Inc.	41,220	1,824
*	IPG Photonics Corp.	23,700	1,800
*	Colfax Corp.	59,597	1,783
	World Fuel Services Corp.	49,655	1,778
	HEICO Corp. Class A	38,797	1,762
	Regal Beloit Corp.	31,019	1,751
	KBR Inc.	99,833	1,663
	CLARCOR Inc.	34,630	1,651
	Woodward Inc.	40,482	1,648
	EnerSys	30,695	1,645
*	USG Corp.	60,631	1,614
	CEB Inc.	23,167	1,583
	Silgan Holdings Inc.	29,527	1,537
	Heartland Payment Systems Inc.	24,158	1,522
*	Clean Harbors Inc.	34,384	1,512
	Crane Co.	32,013	1,492
	Timken Co.	53,674	1,476
	Terex Corp.	80,314	1,441
*	Generac Holdings Inc.	47,746	1,437
	Triumph Group Inc.	34,070	1,434
	Littelfuse Inc.	15,706	1,432
	Korn/Ferry International	42,992	1,422
*	WESCO International Inc.	30,520	1,418
	Convergys Corp.	61,336	1,417
*	Louisiana-Pacific Corp.	98,431	1,402
*	Esterline Technologies Corp.	19,494	1,401
	Valmont Industries Inc.	14,573	1,383
	Belden Inc.	29,454	1,375
	Covanta Holding Corp.	78,404	1,368
	Kennametal Inc.	54,697	1,361
	Manitowoc Co. Inc.	90,452	1,357
	GATX Corp.	30,546	1,349
*	Advisory Board Co.	29,292	1,334
^,* XPO Logistics Inc.		55,878	1,332
^,* Ambarella Inc.		22,867	1,321
*	Moog Inc. Class A	24,238	1,311
*	KLX Inc.	36,557	1,307
*	Cimpress NV	17,107	1,302
*	Armstrong World Industries Inc.	26,811	1,280
	Barnes Group Inc.	34,335	1,238
*	Sanmina Corp.	56,876	1,215
*	Masonite International Corp.	19,892	1,205
*	FTI Consulting Inc.	28,883	1,199
*	On Assignment Inc.	32,316	1,192
*	Imperva Inc.	18,032	1,181
*	Greatbatch Inc.	20,856	1,177
	Mueller Industries Inc.	39,584	1,171
	Matson Inc.	30,157	1,161
	UniFirst Corp.	10,678	1,141
*	Anixter International Inc.	19,598	1,132
	ABM Industries Inc.	40,043	1,094
^,* NeuStar Inc. Class A		40,159	1,093
	Tetra Tech Inc.	44,889	1,091
*	Proto Labs Inc.	16,100	1,079
*	WageWorks Inc.	23,800	1,073

* AMN Healthcare Services Inc.	35,706	1,072
Simpson Manufacturing Co. Inc.	31,993	1,071
Brink's Co.	39,282	1,061
* Knowles Corp.	57,082	1,052
G&K Services Inc. Class A	15,463	1,030
* Huron Consulting Group Inc.	16,371	1,024
* TASER International Inc.	45,565	1,004
Knight Transportation Inc.	41,167	988
* Universal Display Corp.	28,899	980
Mobile Mini Inc.	31,740	977
Aircastle Ltd.	47,276	974
* Cardtronics Inc.	29,387	961
* Rexnord Corp.	56,590	961
MSA Safety Inc.	23,976	958
* DigitalGlobe Inc.	50,357	958
Heartland Express Inc.	47,963	956
Applied Industrial Technologies Inc.	24,978	953
* OSI Systems Inc.	12,359	951
Essendant Inc.	29,249	949
Watts Water Technologies Inc. Class A	17,869	944
Apogee Enterprises Inc.	20,876	932
* SPX FLOW Inc.	26,738	921
Sturm Ruger & Co. Inc.	15,487	909
* Swift Transportation Co.	60,138	903
* RBC Bearings Inc.	15,095	902
Forward Air Corp.	21,446	890
* Headwaters Inc.	47,158	887
* Coherent Inc.	16,135	883
Vishay Intertechnology Inc.	90,938	881
* Plexus Corp.	22,723	877
Mueller Water Products Inc. Class A	112,758	864
* Hub Group Inc. Class A	23,173	844
Comfort Systems USA Inc.	30,768	839
Granite Construction Inc.	27,688	822
Outerwall Inc.	14,354	817
* TopBuild Corp.	26,319	815
AZZ Inc.	16,492	803
EVERTEC Inc.	42,740	772
* Benchmark Electronics Inc.	35,435	771
Advanced Drainage Systems Inc.	26,301	761
* MasTec Inc.	47,883	758
Actuant Corp. Class A	40,767	750
Methode Electronics Inc.	22,836	728
Werner Enterprises Inc.	28,843	724
Franklin Electric Co. Inc.	26,429	720
Universal Forest Products Inc.	12,347	712
Brady Corp. Class A	35,869	705
* Sykes Enterprises Inc.	27,649	705
Insperity Inc.	16,004	703
Otter Tail Corp.	26,827	699
* American Woodmark Corp.	10,724	696
* ExlService Holdings Inc.	18,836	696
Tennant Co.	12,372	695
Greif Inc. Class A	21,632	690
Exponent Inc.	15,273	681
Standex International Corp.	8,993	678
Cubic Corp.	16,040	673
* Atlas Air Worldwide Holdings Inc.	19,462	673

* Trex Co. Inc.	20,068	669
* ExamWorks Group Inc.	22,791	666
* Continental Building Products Inc.	32,244	662
* II-VI Inc.	40,912	658
Multi-Color Corp.	8,475	648
* TrueBlue Inc.	28,829	648
* Rogers Corp.	12,000	638
* Boise Cascade Co.	25,237	636
* Meritor Inc.	59,788	636
* LifeLock Inc.	72,414	634
* Aerojet Rocketdyne Holdings Inc.	39,023	631
* Smith & Wesson Holding Corp.	37,397	631
* TriNet Group Inc.	37,499	630
John Bean Technologies Corp.	16,323	624
* Itron Inc.	19,379	618
ESCO Technologies Inc.	17,180	617
Griffon Corp.	38,954	614
AAON Inc.	31,521	611
* Babcock & Wilcox Enterprises Inc.	35,912	603
Greenbrier Cos. Inc.	18,681	600
Raven Industries Inc.	35,235	597
* Wabash National Corp.	56,274	596
* Veeco Instruments Inc.	28,910	593
Materion Corp.	19,737	593
Federal Signal Corp.	41,647	571
Kaman Corp.	15,791	566
Primoris Services Corp.	31,454	563
* PHH Corp.	39,399	556
* Monster Worldwide Inc.	85,423	548
US Ecology Inc.	12,545	548
EnPro Industries Inc.	13,922	545
MTS Systems Corp.	8,988	540
* Aegion Corp. Class A	32,397	534
Kforce Inc.	20,244	532
* Tutor Perini Corp.	32,211	530
* Builders FirstSource Inc.	40,184	510
Badger Meter Inc.	8,607	500
Encore Wire Corp.	15,150	495
Lindsay Corp.	7,147	484
Harsco Corp.	53,415	484
* Saia Inc.	15,607	483
* Navigant Consulting Inc.	30,277	482
Resources Connection Inc.	31,933	481
* MYR Group Inc.	18,366	481
Joy Global Inc.	31,865	476
* Rofin-Sinar Technologies Inc.	18,325	475
* Wesco Aircraft Holdings Inc.	38,593	471
CTS Corp.	25,355	469
* Navistar International Corp.	36,844	469
Ennis Inc.	26,678	463
Altra Industrial Motion Corp.	19,888	460
* Patrick Industries Inc.	11,627	459
* TriMas Corp.	27,962	457
Albany International Corp.	15,959	457
* Summit Materials Inc. Class A	24,088	452
AAR Corp.	23,594	448
AVX Corp.	34,043	446
* Astronics Corp.	10,986	444

*	TransUnion	17,629	443
	ArcBest Corp.	16,782	432
	McGrath RentCorp	16,187	432
*	M/A-COM Technology Solutions Holdings Inc.	14,801	429
	General Cable Corp.	35,941	428
	Quanex Building Products Corp.	23,333	424
	TeleTech Holdings Inc.	15,473	415
	Barrett Business Services Inc.	9,574	411
	CIRCOR International Inc.	9,989	401
	Argan Inc.	11,479	398
*	Inovalon Holdings Inc. Class A	19,088	398
	Kadant Inc.	9,937	388
	Viad Corp.	13,356	387
*	PGT Inc.	31,304	384
	Quad/Graphics Inc.	31,733	384
*	Lydall Inc.	13,206	376
	Schnitzer Steel Industries Inc.	26,800	363
*	FARO Technologies Inc.	10,277	360
	Astec Industries Inc.	10,710	359
	Landauer Inc.	9,599	355
*	DHI Group Inc.	48,222	353
	H&E Equipment Services Inc.	21,004	351
*	RPX Corp.	25,431	349
*	ICF International Inc.	11,385	346
*	Nortek Inc.	5,446	345
*	Team Inc.	10,652	342
*	Paylocity Holding Corp.	11,347	340
*	Installed Building Products Inc.	13,459	340
^,* Rentrak Corp.		6,203	335
	Sun Hydraulics Corp.	12,172	334
*	CBIZ Inc.	33,685	331
*	TTM Technologies Inc.	52,952	330
*	Thermon Group Holdings Inc.	15,720	323
	SPX Corp.	26,738	319
	Gorman-Rupp Co.	13,137	315
	Columbus McKinnon Corp.	16,443	299
	ManTech International Corp. Class A	11,600	298
*	Air Transport Services Group Inc.	34,858	298
	Alamo Group Inc.	6,371	298
*	Cross Country Healthcare Inc.	21,647	295
*	Great Lakes Dredge & Dock Corp.	57,694	291
*	ARC Document Solutions Inc.	48,472	288
	Park-Ohio Holdings Corp.	9,929	287
*	Engility Holdings Inc.	10,820	279
	Celadon Group Inc.	17,274	277
*	Roadrunner Transportation Systems Inc.	14,952	275
*	Fabrinet	14,801	271
	Hyster-Yale Materials Handling Inc.	4,652	269
	Cass Information Systems Inc.	5,399	265
*	Furmanite Corp.	43,495	264
*	Echo Global Logistics Inc.	13,455	264
	Myers Industries Inc.	19,177	257
*	GP Strategies Corp.	11,233	256
	Marten Transport Ltd.	15,709	254
*	Everi Holdings Inc.	48,264	248
	Kelly Services Inc. Class A	17,456	247
	NN Inc.	13,232	245
^,* MicroVision Inc.		76,700	245

*	Gibraltar Industries Inc.	13,317	244
*	Newport Corp.	17,500	241
*	US Concrete Inc.	4,900	234
*	Landec Corp.	19,722	230
*	NCI Building Systems Inc.	20,628	218
*	YRC Worldwide Inc.	16,368	217
	American Science & Engineering Inc.	5,972	212
	Checkpoint Systems Inc.	29,143	211
	American Railcar Industries Inc.	5,836	211
*	Lionbridge Technologies Inc.	42,174	208
	Insteel Industries Inc.	12,734	205
*	Layne Christensen Co.	30,508	198
*	Kimball Electronics Inc.	16,140	193
	Daktronics Inc.	21,381	185
*	Era Group Inc.	12,077	181
	VSE Corp.	4,496	180
*	Energy Focus Inc.	15,200	180
*	Stock Building Supply Holdings Inc.	10,190	179
*	Aerovironment Inc.	8,950	179
^,* Image Sensing Systems Inc.		48,663	179
	Heidrick & Struggles International Inc.	8,960	174
*	PowerSecure International Inc.	15,022	173
	Park Electrochemical Corp.	9,837	173
*	Perma-Fix Environmental Services	42,266	172
	Douglas Dynamics Inc.	8,604	171
*	Maxwell Technologies Inc.	31,497	171
	Graham Corp.	9,637	170
	Allied Motion Technologies Inc.	9,545	170
*	Vicor Corp.	16,344	167
	Miller Industries Inc.	8,444	165
	Mesa Laboratories Inc.	1,476	164
	TAL International Group Inc.	11,644	159
^	Eagle Bulk Shipping Inc.	26,631	158
*	UFP Technologies Inc.	6,907	158
	Electro Rent Corp.	14,869	154
	NACCO Industries Inc. Class A	3,223	153
	Powell Industries Inc.	4,976	150
*	PAM Transportation Services Inc.	4,524	150
*	Yodlee Inc.	9,241	149
*	InnerWorkings Inc.	23,576	147
*	Covenant Transportation Group Inc. Class A	8,013	144
*	USA Truck Inc.	8,261	142
*	Casella Waste Systems Inc. Class A	24,516	142
*	GSI Group Inc.	11,103	141
	TimkenSteel Corp.	13,836	140
*	Ducommun Inc.	6,959	140
	Black Box Corp.	9,400	139
*	Bazaarvoice Inc.	30,457	137
	Omega Flex Inc.	4,103	137
*	Ameresco Inc. Class A	23,222	137
	Bel Fuse Inc. Class B	6,954	135
*	CAI International Inc.	13,158	133
*	Vertex Energy Inc.	60,960	130
*	Xerium Technologies Inc.	10,010	130
	United States Lime & Minerals Inc.	2,799	128
*	Ply Gem Holdings Inc.	10,864	127
*	AEP Industries Inc.	2,200	126
	Acacia Research Corp.	13,873	126

*	Mistras Group Inc.	9,486	122
*	Transcat Inc.	12,510	122
	Global Brass & Copper Holdings Inc.	5,900	121
*	Milacron Holdings Corp.	6,852	120
*	ServiceSource International Inc.	28,100	112
*	Willis Lease Finance Corp.	6,897	112
	NVE Corp.	2,268	110
	FreightCar America Inc.	6,296	108
*	Cenveo Inc.	57,102	107
*	Evolent Health Inc. Class A	6,670	106
*	CRA International Inc.	4,914	106
*	SL Industries Inc.	3,000	102
	CECO Environmental Corp.	12,444	102
*	Planet Payment Inc.	35,142	99
*	Horizon Global Corp.	11,184	99
*	Orion Marine Group Inc.	15,711	94
*	Lawson Products Inc.	4,228	92
*	EnerNOC Inc.	11,538	91
*	Hill International Inc.	27,630	91
*	Breeze-Eastern Corp.	6,398	89
	CDI Corp.	10,080	86
*	Kemet Corp.	46,800	86
*	Research Frontiers Inc.	16,958	86
	LSI Industries Inc.	10,179	86
*	Vishay Precision Group Inc.	7,362	85
*	TRC Cos. Inc.	7,085	84
	Ecology and Environment Inc.	6,994	82
*	Kratos Defense & Security Solutions Inc.	18,934	80
*	Onvia Inc.	18,400	76
	Spartan Motors Inc.	18,288	76
*	Willdan Group Inc.	7,200	73
*	Capstone Turbine Corp.	207,916	71
	Universal Truckload Services Inc.	4,425	69
*	Rand Logistics Inc.	31,669	68
*	DXP Enterprises Inc.	2,471	67
^,* AM Castle & Co.		29,679	66
*	Multi-Fineline Electronix Inc.	3,788	63
*	Key Technology Inc.	5,155	62
*	Sterling Construction Co. Inc.	15,000	62
	Supreme Industries Inc. Class A	7,400	62
*	Energy Recovery Inc.	28,699	61
	Hurco Cos. Inc.	2,292	60
	Crawford & Co. Class B	10,423	58
*	LMI Aerospace Inc.	5,487	56
*	Northwest Pipe Co.	4,297	56
*	BlueLinx Holdings Inc.	79,277	55
*	Sparton Corp.	2,504	54
*	Franklin Covey Co.	3,286	53
*	Heritage-Crystal Clean Inc.	4,692	48
*	Integrated Electrical Services Inc.	6,083	47
^,* LightPath Technologies Inc. Class A		30,559	45
*	American Superconductor Corp.	10,419	45
	Electro Scientific Industries Inc.	9,583	44
*	Vicon Industries Inc.	27,903	43
*	Hudson Global Inc.	16,731	42
*	Intevac Inc.	8,995	41
*	Press Ganey Holdings Inc.	1,374	41
	National Research Corp. Class A	3,281	39

*	Air T Inc.		2,182	39
*	CUI Global Inc.		7,433	38
*	General Finance Corp.		9,883	37
	Twin Disc Inc.		2,898	36
	Chicago Rivet & Machine Co.		1,400	35
*	Asure Software Inc.		6,100	35
*	Ultralife Corp.		5,625	33
*	PRGX Global Inc.		8,704	33
*	Fuel Tech Inc.		16,944	32
*	Aspen Aerogels Inc.		4,300	32
	Information Services Group Inc.		8,116	32
	International Shipholding Corp.		7,861	30
^,* ExOne Co.			4,186	28
^,* Revolution Lighting Technologies Inc.			29,463	28
*	Rubicon Technology Inc.		25,320	26
	ModusLink Global Solutions Inc.		8,813	25
	Lincoln Educational Services Corp.		48,280	25
*	Frequency Electronics Inc.		2,277	24
*	Orion Energy Systems Inc.		13,048	23
*	Continental Materials Corp.		1,577	23
*	Sharps Compliance Corp.		2,564	22
*	Accuride Corp.		7,300	20
*	Broadwind Energy Inc.		9,748	20
	Houston Wire & Cable Co.		2,866	18
*	AMREP Corp.		3,574	18
*	CPI Aerostructures Inc.		1,800	16
*	Echelon Corp.		25,619	15
*	Patriot Transportation Holding Inc.		608	15
*	Erickson Inc.		4,439	14
	National Research Corp. Class B		413	14
*	Napco Security Technologies Inc.		2,048	12
*	Ballantyne Strong Inc.		2,500	12
*	American DG Energy Inc.		32,428	12
*	UQM Technologies Inc.		18,381	12
*	IEC Electronics Corp.		2,900	11
*	Spherix Inc.		32,732	11
	Universal Technical Institute Inc.		3,100	11
	Hardinge Inc.		1,155	11
*	MINDBODY Inc. Class A		656	10
*	Arotech Corp.		7,280	10
	Crawford & Co. Class A		1,640	9
*	StarTek Inc.		2,642	9
*	Wireless Telecom Group Inc.		5,909	9
	Richardson Electronics Ltd.		1,409	8
*	Document Security Systems Inc.		42,989	7
*	PFSweb Inc.		500	7
*	API Technologies Corp.		2,700	6
*	Chelsea Therapeutics International Ltd. CVR Exp.	12/31/2016	53,188	6
*	eMagin Corp.		2,056	5
*	CyberOptics Corp.		593	4
	Eastern Co.		156	3
	SIFCO Industries Inc.		200	2
*	Mattersight Corp.		191	1
*	ClearSign Combustion Corp.		100	1
*	Iteris Inc.		200	—
*	Nuverra Environmental Solutions Inc.		73	—

	Global Power Equipment Group Inc.	1	—
			1,809,070
Oil & Gas (3.7%)
	Exxon Mobil Corp.	2,899,774	215,598
	Chevron Corp.	1,282,050	101,128
	Schlumberger Ltd.	911,417	62,860
	ConocoPhillips	804,374	38,578
	Occidental Petroleum Corp.	536,204	35,470
	Kinder Morgan Inc.	1,199,382	33,199
	Phillips 66	397,648	30,555
	EOG Resources Inc.	412,718	30,046
	Anadarko Petroleum Corp.	385,828	23,300
	Valero Energy Corp.	362,669	21,796
	Halliburton Co.	614,446	21,721
	Marathon Petroleum Corp.	393,306	18,222
	Williams Cos. Inc.	484,642	17,859
	Baker Hughes Inc.	333,742	17,368
	Spectra Energy Corp.	562,406	14,774
	Pioneer Natural Resources Co.	105,113	12,786
	Apache Corp.	300,294	11,760
	National Oilwell Varco Inc.	269,417	10,144
	Hess Corp.	198,535	9,939
*	Concho Resources Inc.	91,458	8,990
	Noble Energy Inc.	294,610	8,891
	Tesoro Corp.	90,855	8,835
*	Cameron International Corp.	135,481	8,308
*	Cheniere Energy Inc.	165,638	8,000
	Cimarex Energy Co.	74,326	7,617
	EQT Corp.	117,042	7,581
	Cabot Oil & Gas Corp.	324,638	7,097
	Devon Energy Corp.	178,113	6,606
	HollyFrontier Corp.	133,380	6,514
	Marathon Oil Corp.	403,635	6,216
*	FMC Technologies Inc.	170,336	5,280
	Columbia Pipeline Group Inc.	247,503	4,527
*	Newfield Exploration Co.	129,005	4,244
	Helmerich & Payne Inc.	87,666	4,143
*	Southwestern Energy Co.	316,322	4,014
	OGE Energy Corp.	137,464	3,761
^	Chesapeake Energy Corp.	482,638	3,538
*	Diamondback Energy Inc.	51,863	3,350
	Energen Corp.	64,481	3,215
	Core Laboratories NV	31,108	3,105
*	Weatherford International plc	364,149	3,088
	Range Resources Corp.	90,680	2,913
	Oceaneering International Inc.	72,928	2,865
	Nabors Industries Ltd.	287,715	2,719
	Western Refining Inc.	57,872	2,553
*	Gulfport Energy Corp.	85,284	2,531
	Transocean Ltd.	185,900	2,402
	Noble Corp. plc	219,807	2,398
*	First Solar Inc.	54,796	2,343
	Targa Resources Corp.	45,456	2,342
*	Continental Resources Inc.	79,682	2,308
	QEP Resources Inc.	161,367	2,022
*	Cobalt International Energy Inc.	267,422	1,893
*	Whiting Petroleum Corp.	117,189	1,789

	PBF Energy Inc. Class A	62,800	1,773
	Superior Energy Services Inc.	135,581	1,712
	Patterson-UTI Energy Inc.	130,000	1,708
	SM Energy Co.	52,483	1,682
	Rowan Cos. plc Class A	103,851	1,677
*	PDC Energy Inc.	31,295	1,659
	SemGroup Corp. Class A	37,228	1,610
*	Dril-Quip Inc.	26,836	1,562
*	WPX Energy Inc.	229,166	1,517
^,* Antero Resources Corp.		66,026	1,397
	Ensco plc Class A	97,079	1,367
*	Carrizo Oil & Gas Inc.	42,103	1,286
*	Memorial Resource Development Corp.	71,581	1,258
	Murphy Oil Corp.	50,817	1,230
*	Matador Resources Co.	57,524	1,193
*	Oil States International Inc.	43,992	1,150
	Delek US Holdings Inc.	41,119	1,139
	Atwood Oceanics Inc.	74,371	1,101
*	Oasis Petroleum Inc.	126,865	1,101
*	NOW Inc.	71,904	1,064
*	Rice Energy Inc.	60,758	982
	Exterran Holdings Inc.	54,270	977
	Diamond Offshore Drilling Inc.	55,207	955
*	RSP Permian Inc.	46,881	949
*	Parsley Energy Inc. Class A	62,827	947
*	Laredo Petroleum Inc.	98,728	931
*	McDermott International Inc.	188,949	812
*	Flotek Industries Inc.	47,950	801
*	MRC Global Inc.	71,617	799
*	SunPower Corp. Class A	39,739	796
	California Resources Corp.	302,181	786
*	Synergy Resources Corp.	78,095	765
*	SEACOR Holdings Inc.	12,708	760
	Bristow Group Inc.	27,271	713
	CVR Energy Inc.	16,529	679
	Pattern Energy Group Inc. Class A	32,230	615
	Green Plains Inc.	29,291	570
	Alon USA Energy Inc.	30,037	543
*	Callon Petroleum Co.	67,149	490
*	Helix Energy Solutions Group Inc.	102,125	489
*	Chart Industries Inc.	24,820	477
*	Stone Energy Corp.	95,158	472
*	TETRA Technologies Inc.	74,554	441
	RPC Inc.	44,829	397
*	Hornbeck Offshore Services Inc.	28,935	392
*	REX American Resources Corp.	7,480	379
*	Matrix Service Co.	16,360	368
*	EP Energy Corp. Class A	71,100	366
^,* Sanchez Energy Corp.		59,100	363
*	Bonanza Creek Energy Inc.	80,000	326
*	Bill Barrett Corp.	98,319	324
*	Clayton Williams Energy Inc.	8,311	323
^	CARBO Ceramics Inc.	16,811	319
	Panhandle Oil and Gas Inc. Class A	19,486	315
*	Newpark Resources Inc.	60,292	309
*	Renewable Energy Group Inc.	37,100	307
*	Northern Oil and Gas Inc.	67,526	298
*	C&J Energy Services Ltd.	72,700	256

^,* Solazyme Inc.		91,640	238
*	Pacific Ethanol Inc.	36,189	235
	Evolution Petroleum Corp.	42,128	234
*	Trecora Resources	18,615	231
^,* Ultra Petroleum Corp.		35,217	225
*	Parker Drilling Co.	84,588	222
*	Par Petroleum Corp.	10,400	217
^,* Plug Power Inc.		116,636	213
*	Geospace Technologies Corp.	15,368	212
^,* Halcon Resources Corp.		396,316	210
*	VAALCO Energy Inc.	109,885	187
^,* FuelCell Energy Inc.		245,725	181
*	Abraxas Petroleum Corp.	139,090	178
*	PetroQuest Energy Inc.	144,563	169
*	Natural Gas Services Group Inc.	8,711	168
^,* Amyris Inc.		79,183	159
*	PHI Inc.	8,164	154
^,* Basic Energy Services Inc.		45,400	150
*	Jones Energy Inc. Class A	29,931	143
*	Green Brick Partners Inc.	12,800	139
*	Ring Energy Inc.	13,915	137
*	Eclipse Resources Corp.	69,231	135
*	Gastar Exploration Inc.	116,680	134
^	Comstock Resources Inc.	68,887	132
	Denbury Resources Inc.	52,553	128
*	Harvest Natural Resources Inc.	86,200	120
	Tesco Corp.	16,637	119
	Gulf Island Fabrication Inc.	9,619	101
^	Energy XXI Ltd.	94,525	99
*	Warren Resources Inc.	197,409	97
*	Resolute Energy Corp.	212,978	83
*	Contango Oil & Gas Co.	9,313	71
*	FX Energy Inc.	68,880	65
	Adams Resources & Energy Inc.	1,582	65
*	US Energy Corp. Wyoming	122,302	65
^,* Emerald Oil Inc.		29,965	55
*	Independence Contract Drilling Inc.	10,300	51
*	Willbros Group Inc.	39,094	49
^,* Rex Energy Corp.		23,100	48
*	Unit Corp.	4,229	48
*	Pioneer Energy Services Corp.	22,291	47
^,* Goodrich Petroleum Corp.		73,330	43
*	Isramco Inc.	412	41
^,* Swift Energy Co.		82,600	31
*	Forbes Energy Services Ltd.	44,500	24
*	Civeo Corp.	15,048	22
*	Blue Earth Inc.	31,800	22
*	Magnum Hunter Resources Corp.	61,865	21
	Dawson Geophysical Co.	5,102	19
	Paragon Offshore plc	68,699	17
*	Yuma Energy Inc.	31,822	15
*	ZaZa Energy Corp.	44,207	15
*	Approach Resources Inc.	6,065	11
*	PrimeEnergy Corp.	141	10
*	Mitcham Industries Inc.	2,689	10
*	EXCO Resources Inc.	13,520	10
*	8Point3 Energy Partners LP	653	7
^,* Ascent Solar Technologies Inc.		29,645	6

* Midstates Petroleum Co. Inc.	8	—
Gulfmark Offshore Inc.	1	—
* Gerber Scientific Inc. CVR	16,800	—
* Triangle Petroleum Corp.	1	—
* Key Energy Services Inc.	1	—
		941,116
Technology (9.4%)
Apple Inc.	4,040,119	445,625
Microsoft Corp.	5,140,780	227,531
* Facebook Inc. Class A	1,524,744	137,075
* Google Inc. Class A	205,878	131,426
* Google Inc. Class C	207,844	126,456
Intel Corp.	3,383,331	101,974
Cisco Systems Inc.	3,643,590	95,644
International Business Machines Corp.	629,910	91,318
Oracle Corp.	2,324,792	83,972
QUALCOMM Inc.	1,167,433	62,726
Texas Instruments Inc.	767,091	37,986
EMC Corp.	1,458,169	35,229
* salesforce.com inc	446,908	31,029
Hewlett-Packard Co.	1,201,478	30,770
* Adobe Systems Inc.	337,887	27,781
* Cognizant Technology Solutions Corp. Class A	431,790	27,034
Avago Technologies Ltd. Class A	185,771	23,223
Broadcom Corp. Class A	391,567	20,138
* Yahoo! Inc.	600,171	17,351
Intuit Inc.	186,672	16,567
Corning Inc.	916,790	15,695
* Cerner Corp.	227,800	13,659
Western Digital Corp.	166,976	13,265
Analog Devices Inc.	227,855	12,853
Applied Materials Inc.	857,430	12,596
Skyworks Solutions Inc.	139,446	11,743
* Micron Technology Inc.	746,542	11,183
* Twitter Inc.	402,662	10,848
Seagate Technology plc	236,934	10,615
Altera Corp.	211,880	10,611
Symantec Corp.	479,408	9,334
NVIDIA Corp.	371,477	9,157
* Palo Alto Networks Inc.	53,141	9,140
* Red Hat Inc.	126,106	9,065
Motorola Solutions Inc.	131,731	9,008
SanDisk Corp.	155,212	8,433
* Akamai Technologies Inc.	120,828	8,344
Xilinx Inc.	188,259	7,982
* Citrix Systems Inc.	112,734	7,810
NetApp Inc.	259,265	7,674
Lam Research Corp.	115,954	7,575
Linear Technology Corp.	184,411	7,441
* ServiceNow Inc.	103,294	7,174
* Autodesk Inc.	161,304	7,120
Maxim Integrated Products Inc.	200,418	6,694
Juniper Networks Inc.	258,410	6,644
Microchip Technology Inc.	150,888	6,502
Harris Corp.	85,215	6,233
Computer Sciences Corp.	97,541	5,987
* ANSYS Inc.	65,705	5,791

CA Inc.	212,132	5,791
* F5 Networks Inc.	49,618	5,746
KLA-Tencor Corp.	114,676	5,734
CDK Global Inc.	118,221	5,649
* Workday Inc. Class A	74,392	5,123
* Gartner Inc.	59,032	4,955
* Synopsys Inc.	106,686	4,927
* VeriSign Inc.	68,241	4,815
* Qorvo Inc.	106,129	4,781
* Splunk Inc.	82,729	4,579
* VMware Inc. Class A	56,303	4,436
* Fortinet Inc.	103,501	4,397
* Cadence Design Systems Inc.	201,519	4,167
SS&C Technologies Holdings Inc.	58,228	4,078
* Tyler Technologies Inc.	26,392	3,941
CDW Corp.	93,610	3,825
IAC/InterActiveCorp	54,608	3,564
* athenahealth Inc.	26,661	3,555
* Ultimate Software Group Inc.	18,710	3,349
* Manhattan Associates Inc.	50,780	3,164
Brocade Communications Systems Inc.	291,819	3,029
* NCR Corp.	131,319	2,988
* IMS Health Holdings Inc.	101,877	2,965
* Freescale Semiconductor Ltd.	78,552	2,873
Garmin Ltd.	79,367	2,848
* Nuance Communications Inc.	173,733	2,844
* Teradata Corp.	98,134	2,842
* FireEye Inc.	88,420	2,814
* ON Semiconductor Corp.	295,545	2,778
* Tableau Software Inc. Class A	34,331	2,739
Marvell Technology Group Ltd.	301,624	2,730
Ingram Micro Inc.	97,541	2,657
Teradyne Inc.	147,488	2,656
* Guidewire Software Inc.	48,607	2,556
* CommScope Holding Co. Inc.	84,883	2,549
* PTC Inc.	79,485	2,523
* Dealertrack Technologies Inc.	39,615	2,502
Solera Holdings Inc.	46,329	2,502
DST Systems Inc.	22,788	2,396
* ARRIS Group Inc.	90,772	2,357
* Qlik Technologies Inc.	62,883	2,292
* NetScout Systems Inc.	64,680	2,288
j2 Global Inc.	31,692	2,245
* Cavium Inc.	36,494	2,240
Pitney Bowes Inc.	112,362	2,230
* Aspen Technology Inc.	58,769	2,228
Atmel Corp.	274,615	2,216
* Microsemi Corp.	65,540	2,151
* EPAM Systems Inc.	28,700	2,139
Leidos Holdings Inc.	51,229	2,116
* Rackspace Hosting Inc.	85,600	2,113
* VeriFone Systems Inc.	76,177	2,112
* Synaptics Inc.	25,482	2,101
* Integrated Device Technology Inc.	102,115	2,073
* NetSuite Inc.	24,127	2,024
Cypress Semiconductor Corp.	237,012	2,019
Mentor Graphics Corp.	80,357	1,979
* Cree Inc.	79,857	1,935

*	ViaSat Inc.	29,720	1,911
*	Verint Systems Inc.	42,299	1,825
	Blackbaud Inc.	32,430	1,820
	Fair Isaac Corp.	21,495	1,816
*	SolarWinds Inc.	44,741	1,756
*	Tech Data Corp.	25,522	1,748
*	Infinera Corp.	89,339	1,747
	SYNNEX Corp.	20,528	1,746
*	Ciena Corp.	83,154	1,723
*	ACI Worldwide Inc.	80,539	1,701
*	Dycom Industries Inc.	22,880	1,656
	Lexmark International Inc. Class A	56,034	1,624
*	Proofpoint Inc.	25,790	1,556
*	Allscripts Healthcare Solutions Inc.	124,613	1,545
*	Medidata Solutions Inc.	36,222	1,525
*	Arista Networks Inc.	23,894	1,462
*	Ellie Mae Inc.	21,100	1,405
*	Cirrus Logic Inc.	43,994	1,386
*	EchoStar Corp. Class A	30,897	1,330
*	SunEdison Inc.	185,029	1,329
*	MicroStrategy Inc. Class A	6,717	1,320
*	Entegris Inc.	97,283	1,283
	InterDigital Inc.	25,128	1,271
	Plantronics Inc.	24,872	1,265
	Monolithic Power Systems Inc.	24,653	1,262
*	CACI International Inc. Class A	16,829	1,245
	MKS Instruments Inc.	37,077	1,243
*	Demandware Inc.	23,763	1,228
*	Cornerstone OnDemand Inc.	36,565	1,207
*	LogMeIn Inc.	17,197	1,172
*	OmniVision Technologies Inc.	43,784	1,150
*	Fleetmatics Group plc	23,100	1,134
*	Fairchild Semiconductor International Inc. Class A	80,664	1,133
	Tessera Technologies Inc.	34,703	1,125
*	Silicon Laboratories Inc.	26,704	1,109
	Science Applications International Corp.	27,143	1,091
*	Premier Inc. Class A	30,924	1,063
*	Veeva Systems Inc. Class A	44,886	1,051
^,* 3D Systems Corp.		89,593	1,035
	Intersil Corp. Class A	87,931	1,029
*	Super Micro Computer Inc.	36,953	1,007
*	Syntel Inc.	21,664	982
*	Polycom Inc.	92,948	974
*	Virtusa Corp.	18,720	961
*	Rambus Inc.	81,001	956
	Diebold Inc.	31,856	948
*	SPS Commerce Inc.	13,577	922
*	Nimble Storage Inc.	38,002	917
*	CommVault Systems Inc.	26,946	915
	Cogent Communications Holdings Inc.	33,423	908
*	Progress Software Corp.	34,625	894
*	Paycom Software Inc.	24,485	879
*	Viavi Solutions Inc.	161,371	867
*	Web.com Group Inc.	40,627	856
*	Synchronoss Technologies Inc.	26,087	856
*	Zendesk Inc.	43,315	854
*	Advanced Energy Industries Inc.	31,369	825
*	Intra-Cellular Therapies Inc. Class A	20,072	804

*	Finisar Corp.	72,200	804
*	PMC-Sierra Inc.	117,152	793
	Power Integrations Inc.	18,625	785
*	Insight Enterprises Inc.	30,101	778
	CSG Systems International Inc.	24,756	762
^	Ubiquiti Networks Inc.	22,454	761
*	MedAssets Inc.	37,703	756
*	Cvent Inc.	22,302	751
^,* Advanced Micro Devices Inc.		431,982	743
*	NETGEAR Inc.	25,214	736
	Pegasystems Inc.	29,872	735
*	Bottomline Technologies de Inc.	29,271	732
*	Ruckus Wireless Inc.	61,195	727
*	Electronics For Imaging Inc.	16,706	723
*	Envestnet Inc.	24,118	723
	Inteliquent Inc.	31,544	704
*	QLogic Corp.	68,357	701
*	BroadSoft Inc.	23,345	699
*	RealPage Inc.	41,727	694
*	Semtech Corp.	45,518	687
*	HubSpot Inc.	14,563	675
	Monotype Imaging Holdings Inc.	30,818	672
	NIC Inc.	37,227	659
*	Callidus Software Inc.	38,670	657
*	Rovi Corp.	61,266	643
	West Corp.	28,638	642
*	Infoblox Inc.	39,915	638
*	Gogo Inc.	41,420	633
	ADTRAN Inc.	42,633	622
*	ScanSource Inc.	17,438	618
*	Kulicke & Soffa Industries Inc.	66,773	613
*	RingCentral Inc. Class A	33,564	609
	Integrated Silicon Solution Inc.	27,910	600
	Ebix Inc.	23,640	590
*	Marketo Inc.	20,724	589
*	Dot Hill Systems Corp.	58,395	568
*	Ixia	39,012	565
*	2U Inc.	15,684	563
*	Cabot Microelectronics Corp.	14,507	562
*	Lumentum Holdings Inc.	32,274	547
*	Endurance International Group Holdings Inc.	39,364	526
*	Photronics Inc.	57,874	524
*	Blucora Inc.	37,796	520
*	Cray Inc.	25,637	508
*	InvenSense Inc.	53,898	501
*	Mercury Systems Inc.	31,201	496
*	Premiere Global Services Inc.	35,697	490
*	Diodes Inc.	22,810	487
	Pericom Semiconductor Corp.	25,941	473
*	Merge Healthcare Inc.	66,509	472
*	ePlus Inc.	5,920	468
*	Qualys Inc.	16,028	456
	Quality Systems Inc.	35,600	444
*	Inphi Corp.	18,128	436
	Computer Programs & Systems Inc.	10,207	430
^,* VASCO Data Security International Inc.		25,043	427
*	LivePerson Inc.	53,556	405
*	Intralinks Holdings Inc.	48,764	404

* GoDaddy Inc. Class A	15,991	403
* Amkor Technology Inc.	87,498	393
* MaxLinear Inc.	30,869	384
* Gigamon Inc.	18,400	368
* Xcerra Corp.	57,913	364
Brooks Automation Inc.	30,206	354
* CalAmp Corp.	21,488	346
* Unisys Corp.	29,000	345
* Axcelis Technologies Inc.	128,388	343
* Silver Spring Networks Inc.	26,300	339
* PROS Holdings Inc.	15,264	338
* Perficient Inc.	21,666	334
* Loral Space & Communications Inc.	6,899	325
* Internap Corp.	52,918	324
Epiq Systems Inc.	24,184	312
* Textura Corp.	12,043	311
* Lattice Semiconductor Corp.	79,827	307
* Actua Corp.	25,930	305
Forrester Research Inc.	9,617	302
* Interactive Intelligence Group Inc.	10,002	297
* Q2 Holdings Inc.	11,694	289
* Applied Micro Circuits Corp.	53,359	283
* Barracuda Networks Inc.	18,100	282
PC Connection Inc.	13,591	282
* Box Inc.	22,140	279
* New Relic Inc.	7,303	278
* Oclaro Inc.	120,968	278
* Ciber Inc.	86,492	275
Cohu Inc.	27,773	274
Alliance Fiber Optic Products Inc.	15,900	272
* DSP Group Inc.	29,016	264
Hackett Group Inc.	18,781	258
Comtech Telecommunications Corp.	12,330	254
IXYS Corp.	22,464	251
* PDF Solutions Inc.	24,976	250
* Hortonworks Inc.	11,050	242
* Benefitfocus Inc.	7,655	239
* RigNet Inc.	9,251	236
* CEVA Inc.	12,676	235
* Extreme Networks Inc.	68,974	232
* Ultratech Inc.	14,396	231
* Harmonic Inc.	38,600	224
QAD Inc. Class A	8,720	223
* Zix Corp.	51,791	218
* SunEdison Semiconductor Ltd.	20,144	212
* MeetMe Inc.	133,088	210
* FalconStor Software Inc.	103,055	205
* Kopin Corp.	61,776	194
* Boingo Wireless Inc.	23,230	192
* Immersion Corp.	16,249	182
* Nanometrics Inc.	14,833	180
* Xura Inc.	8,000	179
* Rocket Fuel Inc.	37,800	177
* VOXX International Corp. Class A	22,982	171
* GigOptix Inc.	96,200	168
* Sigma Designs Inc.	24,051	166
* ShoreTel Inc.	21,884	163
* Exar Corp.	27,035	161

*	NetSol Technologies Inc.	31,500	159
	American Software Inc. Class A	16,647	157
*	Carbonite Inc.	13,955	155
*	ChannelAdvisor Corp.	15,532	154
*	NeoPhotonics Corp.	22,596	154
*	Pendrell Corp.	210,379	151
*	Vectrus Inc.	6,838	151
*	GSI Technology Inc.	36,975	150
*	Tremor Video Inc.	80,644	150
*	Westell Technologies Inc. Class A	130,618	149
*	Intermolecular Inc.	78,300	148
*	FormFactor Inc.	21,706	147
*	Mattson Technology Inc.	62,863	146
*	A10 Networks Inc.	24,213	145
*	Limelight Networks Inc.	75,000	143
*	Rudolph Technologies Inc.	11,500	143
*	Aviat Networks Inc.	136,400	142
*	SciQuest Inc.	14,167	142
*	Digi International Inc.	11,876	140
	Preformed Line Products Co.	3,527	131
*	Quantum Corp.	187,500	131
*	Agilysys Inc.	11,474	128
*	Five9 Inc.	34,058	126
*	Imation Corp.	58,530	125
*	KEYW Holding Corp.	19,548	120
*	Digimarc Corp.	3,914	120
*	MoSys Inc.	80,210	120
*	Sonus Networks Inc.	20,190	116
^,* Neonode Inc.		47,000	115
*	Cascade Microtech Inc.	7,491	106
*	TransEnterix Inc.	46,000	104
^,* Park City Group Inc.		9,825	104
*	Ultra Clean Holdings Inc.	17,696	102
*	Rapid7 Inc.	4,430	101
*	Icad Inc.	29,548	100
	Concurrent Computer Corp.	20,811	98
*	Alpha & Omega Semiconductor Ltd.	12,523	98
*	Tangoe Inc.	13,200	95
*	ADDvantage Technologies Group Inc.	41,902	94
*	KVH Industries Inc.	9,261	93
*	inTEST Corp.	21,900	92
*	Systemax Inc.	11,829	89
*	Applied Optoelectronics Inc.	4,700	88
*	Covisint Corp.	40,926	88
*	VirnetX Holding Corp.	24,600	88
*	Exa Corp.	8,351	86
*	EMCORE Corp.	12,381	84
*	Clearfield Inc.	6,205	83
*	Hutchinson Technology Inc.	49,700	80
*	Model N Inc.	7,905	79
*	Pixelworks Inc.	21,074	76
*	Calix Inc.	9,705	76
*	Amtech Systems Inc.	17,417	75
*	PAR Technology Corp.	13,813	73
*	Seachange International Inc.	11,140	70
*	Varonis Systems Inc.	4,150	65
*	Edgewater Technology Inc.	8,642	63
*	Guidance Software Inc.	10,347	62

* iPass Inc.	64,042	62
* CVD Equipment Corp.	5,349	59
PC-Tel Inc.	9,837	59
* QuickLogic Corp.	36,909	59
Computer Task Group Inc.	9,180	57
* Brightcove Inc.	11,261	55
* TeleCommunication Systems Inc. Class A	15,900	55
* Selectica Inc.	12,492	49
* Qumu Corp.	12,491	49
* Mitek Systems Inc.	14,800	47
GlobalSCAPE Inc.	14,200	47
NCI Inc. Class A	3,378	45
* Jive Software Inc.	9,500	44
* Support.com Inc.	39,324	44
Evolving Systems Inc.	7,297	44
* Datalink Corp.	6,748	40
* Imprivata Inc.	2,067	37
* Numerex Corp. Class A	4,145	36
* Novatel Wireless Inc.	15,960	35
* LRAD Corp.	21,083	35
Astro-Med Inc.	2,500	35
* eGain Corp.	8,680	35
* Vocera Communications Inc.	2,910	33
* Cinedigm Corp. Class A	56,581	32
* Smith Micro Software Inc.	36,146	31
* BroadVision Inc.	4,952	29
* Innodata Inc.	11,524	27
* Alarm.com Holdings Inc.	2,150	25
TESSCO Technologies Inc.	1,100	23
* Unwired Planet Inc.	29,306	21
* Radisys Corp.	7,200	19
* BSQUARE Corp.	2,900	19
* Aerohive Networks Inc.	2,782	17
* ANADIGICS Inc.	68,376	15
QAD Inc. Class B	677	15
Optical Cable Corp.	4,200	15
* Netlist Inc.	33,001	14
* Vringo Inc.	24,700	14
* Appfolio Inc.	760	13
* Marin Software Inc.	4,036	13
* Telenav Inc.	1,445	11
Simulations Plus Inc.	800	8
* Zhone Technologies Inc.	2,987	4
* Aware Inc.	422	1
* United Online Inc.	100	1
* Identiv Inc.	194	1
		2,361,636
Telecommunications (1.3%)
AT&T Inc.	4,342,363	141,474
Verizon Communications Inc.	2,878,367	125,238
CenturyLink Inc.	386,004	9,696
* SBA Communications Corp. Class A	89,053	9,327
* Level 3 Communications Inc.	196,421	8,582
* T-Mobile US Inc.	204,052	8,123
Frontier Communications Corp.	576,472	2,738
* Sprint Corp.	645,387	2,478
Telephone & Data Systems Inc.	62,654	1,564

*	Zayo Group Holdings Inc.	39,560	1,003
*	Vonage Holdings Corp.	161,377	949
	Consolidated Communications Holdings Inc.	41,388	798
	Shenandoah Telecommunications Co.	16,591	710
	Atlantic Tele-Network Inc.	9,577	708
*	8x8 Inc.	78,372	648
*	Cincinnati Bell Inc.	187,867	586
^,* Straight Path Communications Inc. Class B		12,778	516
	EarthLink Holdings Corp.	65,500	510
*	Iridium Communications Inc.	77,568	477
*	General Communication Inc. Class A	26,128	451
*	inContact Inc.	58,774	441
*	United States Cellular Corp.	12,423	440
^,* Globalstar Inc.		235,399	370
^	Windstream Holdings Inc.	58,028	356
*	GTT Communications Inc.	13,591	316
*	Pacific DataVision Inc.	9,091	272
*	Intelsat SA	39,190	252
	Spok Holdings Inc.	14,382	237
*	Alaska Communications Systems Group Inc.	105,805	232
*	ORBCOMM Inc.	28,091	157
	IDT Corp. Class B	10,156	145
	Lumos Networks Corp.	11,015	134
*	Hawaiian Telcom Holdco Inc.	5,805	121
*	FairPoint Communications Inc.	7,600	117
*	NTELOS Holdings Corp.	6,200	56
*	Elephant Talk Communications Corp.	22,241	9
*	NII Holdings Inc.	850	6
*	HC2 Holdings Inc.	500	4
			320,241
Utilities (1.8%)
	Duke Energy Corp.	515,724	37,101
	NextEra Energy Inc.	315,430	30,770
	Dominion Resources Inc.	420,768	29,614
	Southern Co.	643,442	28,762
	American Electric Power Co. Inc.	369,293	20,998
	PG&E Corp.	342,094	18,062
	Exelon Corp.	595,631	17,690
	PPL Corp.	514,098	16,909
	Sempra Energy	162,054	15,674
	Public Service Enterprise Group Inc.	352,032	14,842
	Edison International	229,541	14,477
	Consolidated Edison Inc.	215,290	14,392
	Xcel Energy Inc.	374,072	13,246
	WEC Energy Group Inc.	217,181	11,341
	Eversource Energy	218,367	11,054
	DTE Energy Co.	132,303	10,633
	Entergy Corp.	144,114	9,382
	FirstEnergy Corp.	252,776	7,914
	CMS Energy Corp.	211,479	7,469
	American Water Works Co. Inc.	123,927	6,826
	CenterPoint Energy Inc.	314,463	5,673
	ONEOK Inc.	166,271	5,354
	AGL Resources Inc.	82,777	5,053
	SCANA Corp.	88,519	4,980
	Pinnacle West Capital Corp.	76,246	4,890
	Ameren Corp.	113,285	4,788

Alliant Energy Corp.	77,743	4,547
TECO Energy Inc.	162,322	4,263
Pepco Holdings Inc.	174,467	4,226
* Calpine Corp.	287,645	4,200
AES Corp.	426,425	4,175
UGI Corp.	118,743	4,135
NiSource Inc.	218,803	4,059
Atmos Energy Corp.	69,691	4,055
NRG Energy Inc.	260,501	3,868
ITC Holdings Corp.	109,633	3,655
Westar Energy Inc. Class A	91,298	3,509
Aqua America Inc.	122,180	3,234
Great Plains Energy Inc.	116,852	3,157
National Fuel Gas Co.	55,212	2,759
Vectren Corp.	63,126	2,652
Cleco Corp.	47,353	2,521
Questar Corp.	120,799	2,345
IDACORP Inc.	34,707	2,246
Piedmont Natural Gas Co. Inc.	54,320	2,177
Hawaiian Electric Industries Inc.	73,885	2,120
Portland General Electric Co.	54,063	1,999
UIL Holdings Corp.	39,578	1,990
WGL Holdings Inc.	34,371	1,982
Southwest Gas Corp.	32,321	1,885
ALLETE Inc.	37,111	1,874
* Dynegy Inc.	89,941	1,859
New Jersey Resources Corp.	59,118	1,775
NorthWestern Corp.	32,530	1,751
ONE Gas Inc.	36,482	1,654
Laclede Group Inc.	28,546	1,557
PNM Resources Inc.	55,210	1,549
Avista Corp.	41,111	1,367
Black Hills Corp.	31,146	1,288
El Paso Electric Co.	32,736	1,205
South Jersey Industries Inc.	46,894	1,184
American States Water Co.	25,918	1,073
MGE Energy Inc.	22,043	908
Northwest Natural Gas Co.	18,407	844
Empire District Electric Co.	37,339	823
Ormat Technologies Inc.	21,247	723
TerraForm Power Inc. Class A	47,965	682
* Talen Energy Corp.	66,694	674
California Water Service Group	26,632	589
Unitil Corp.	13,914	513
Chesapeake Utilities Corp.	8,151	433
SJW Corp.	10,483	322
* Vivint Solar Inc.	25,967	272
Middlesex Water Co.	10,426	248
Connecticut Water Service Inc.	6,614	241
Atlantic Power Corp.	127,320	237
Artesian Resources Corp. Class A	9,115	220
York Water Co.	8,846	186
* Sunrun Inc.	13,900	144
Delta Natural Gas Co. Inc.	6,804	139
* Pure Cycle Corp.	19,761	98
* Cadiz Inc.	11,960	87
* US Geothermal Inc.	86,878	54

Genie Energy Ltd. Class B			1,277	10
				470,236
Total Common Stocks (Cost $8,083,836)				14,719,970
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (26.1%)
U.S. Government Securities (16.2%)
United States Treasury Note/Bond	0.375%	10/31/16	20,059	20,056
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,570
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,289
United States Treasury Note/Bond	4.625%	11/15/16	425	445
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,543
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,542
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,331
United States Treasury Note/Bond	0.625%	12/31/16	2,726	2,732
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,944
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,901
United States Treasury Note/Bond	0.500%	1/31/17	20,000	20,009
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,540
United States Treasury Note/Bond	3.125%	1/31/17	15,311	15,849
United States Treasury Note/Bond	0.625%	2/15/17	45,254	45,339
United States Treasury Note/Bond	4.625%	2/15/17	200	211
United States Treasury Note/Bond	0.500%	2/28/17	13,751	13,753
United States Treasury Note/Bond	0.875%	2/28/17	9,474	9,524
United States Treasury Note/Bond	3.000%	2/28/17	4,934	5,108
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,052
United States Treasury Note/Bond	0.500%	3/31/17	4,643	4,643
United States Treasury Note/Bond	1.000%	3/31/17	18,845	18,981
United States Treasury Note/Bond	3.250%	3/31/17	21,100	21,960
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,195
United States Treasury Note/Bond	0.500%	4/30/17	20,503	20,487
United States Treasury Note/Bond	0.875%	4/30/17	74,125	74,508
United States Treasury Note/Bond	3.125%	4/30/17	20,537	21,375
United States Treasury Note/Bond	0.875%	5/15/17	23,160	23,280
United States Treasury Note/Bond	4.500%	5/15/17	23,200	24,675
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,324
United States Treasury Note/Bond	0.625%	5/31/17	31,720	31,745
United States Treasury Note/Bond	2.750%	5/31/17	4,531	4,694
United States Treasury Note/Bond	0.875%	6/15/17	40,750	40,954
United States Treasury Note/Bond	0.625%	6/30/17	4,316	4,319
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,715
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,533
United States Treasury Note/Bond	0.875%	7/15/17	31,934	32,084
United States Treasury Note/Bond	0.500%	7/31/17	11,103	11,082
United States Treasury Note/Bond	0.625%	7/31/17	11,773	11,779
United States Treasury Note/Bond	2.375%	7/31/17	48,626	50,199
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,296
United States Treasury Note/Bond	4.750%	8/15/17	15,950	17,171
United States Treasury Note/Bond	0.625%	8/31/17	4,741	4,741
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,377
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,473
United States Treasury Note/Bond	0.625%	9/30/17	46,889	46,874
United States Treasury Note/Bond	1.875%	9/30/17	22,600	23,144
United States Treasury Note/Bond	0.875%	10/15/17	51,150	51,366
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,304
United States Treasury Note/Bond	1.875%	10/31/17	3,120	3,197

United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,821
United States Treasury Note/Bond	4.250%	11/15/17	13,020	13,988
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,042
United States Treasury Note/Bond	1.000%	12/15/17	4,327	4,355
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,144
United States Treasury Note/Bond	0.875%	1/15/18	30,501	30,587
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,472
United States Treasury Note/Bond	2.625%	1/31/18	11,880	12,391
United States Treasury Note/Bond	1.000%	2/15/18	18,000	18,098
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,629
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,235
United States Treasury Note/Bond	1.000%	3/15/18	13,443	13,514
United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,476
United States Treasury Note/Bond	0.750%	4/15/18	10,524	10,509
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,159
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,044
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,471
United States Treasury Note/Bond	1.000%	5/31/18	27,262	27,369
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,665
United States Treasury Note/Bond	1.125%	6/15/18	2,003	2,017
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,426
United States Treasury Note/Bond	2.375%	6/30/18	15,705	16,345
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,507
United States Treasury Note/Bond	1.375%	7/31/18	251	254
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,956
United States Treasury Note/Bond	1.000%	8/15/18	7,525	7,546
United States Treasury Note/Bond	1.500%	8/31/18	9,425	9,586
United States Treasury Note/Bond	1.000%	9/15/18	19,465	19,514
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,561
United States Treasury Note/Bond	1.250%	10/31/18	12,100	12,204
United States Treasury Note/Bond	1.750%	10/31/18	42,230	43,253
United States Treasury Note/Bond	3.750%	11/15/18	805	874
United States Treasury Note/Bond	1.250%	11/30/18	26,250	26,463
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,642
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,505
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,299
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,660
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,707
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,270
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,334
United States Treasury Note/Bond	1.375%	2/28/19	12,450	12,578
United States Treasury Note/Bond	1.500%	2/28/19	36,590	37,128
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,321
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,899
United States Treasury Note/Bond	1.250%	4/30/19	297	299
United States Treasury Note/Bond	1.625%	4/30/19	46,004	46,845
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,242
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,527
United States Treasury Note/Bond	1.500%	5/31/19	30,746	31,159
United States Treasury Note/Bond	1.000%	6/30/19	1,502	1,495
United States Treasury Note/Bond	1.625%	6/30/19	27,337	27,824
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,235
United States Treasury Note/Bond	1.625%	7/31/19	27,861	28,340
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,645
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,998
United States Treasury Note/Bond	1.000%	8/31/19	9,175	9,112
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,247
United States Treasury Note/Bond	1.750%	9/30/19	24,155	24,668

United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,806
United States Treasury Note/Bond	1.500%	10/31/19	55,715	56,342
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,917
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,966
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,484
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,069
United States Treasury Note/Bond	1.625%	12/31/19	41,033	41,661
United States Treasury Note/Bond	1.250%	1/31/20	757	756
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,711
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,087
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,275
United States Treasury Note/Bond	1.250%	2/29/20	7,040	7,027
United States Treasury Note/Bond	1.375%	2/29/20	18,318	18,404
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,914
United States Treasury Note/Bond	1.375%	3/31/20	19,773	19,838
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,707
United States Treasury Note/Bond	1.375%	4/30/20	25,267	25,338
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,903
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,856
United States Treasury Note/Bond	1.500%	5/31/20	32,693	32,984
United States Treasury Note/Bond	1.625%	6/30/20	29,060	29,432
United States Treasury Note/Bond	1.875%	6/30/20	23,525	24,084
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,129
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,454
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,697
United States Treasury Note/Bond	1.375%	8/31/20	9,177	9,188
United States Treasury Note/Bond	1.375%	9/30/20	28,300	28,305
United States Treasury Note/Bond	1.750%	10/31/20	50,336	51,130
United States Treasury Note/Bond	2.625%	11/15/20	54,233	57,351
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,574
United States Treasury Note/Bond	2.375%	12/31/20	11,442	11,964
United States Treasury Note/Bond	2.125%	1/31/21	10,996	11,350
United States Treasury Note/Bond	3.625%	2/15/21	358	397
United States Treasury Note/Bond	7.875%	2/15/21	400	532
United States Treasury Note/Bond	2.000%	2/28/21	18,600	19,071
United States Treasury Note/Bond	2.250%	3/31/21	4,000	4,153
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,345
United States Treasury Note/Bond	3.125%	5/15/21	29,512	32,007
United States Treasury Note/Bond	2.000%	5/31/21	30,378	31,109
United States Treasury Note/Bond	2.125%	6/30/21	45,700	47,085
United States Treasury Note/Bond	2.250%	7/31/21	19,600	20,332
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,679
United States Treasury Note/Bond	2.000%	8/31/21	14,450	14,775
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,831
United States Treasury Note/Bond	2.000%	10/31/21	19,935	20,355
United States Treasury Note/Bond	2.000%	11/15/21	60,250	61,512
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,785
United States Treasury Note/Bond	1.875%	11/30/21	28,467	28,841
United States Treasury Note/Bond	2.125%	12/31/21	22,700	23,317
United States Treasury Note/Bond	1.500%	1/31/22	17,975	17,781
United States Treasury Note/Bond	2.000%	2/15/22	8,520	8,694
United States Treasury Note/Bond	1.750%	2/28/22	24,544	24,636
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,929
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,124
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,410
United States Treasury Note/Bond	1.875%	5/31/22	20,750	20,951
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,073
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,324

United States Treasury Note/Bond	1.625%	8/15/22	40,000	39,675
United States Treasury Note/Bond	1.875%	8/31/22	1,190	1,200
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,383
United States Treasury Note/Bond	2.000%	2/15/23	16,335	16,555
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,510
United States Treasury Note/Bond	1.750%	5/15/23	43,043	42,687
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,980
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,467
United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,569
United States Treasury Note/Bond	2.750%	2/15/24	21,674	23,042
United States Treasury Note/Bond	2.500%	5/15/24	66,454	69,247
United States Treasury Note/Bond	2.375%	8/15/24	33,710	34,732
United States Treasury Note/Bond	2.250%	11/15/24	19,546	19,919
United States Treasury Note/Bond	7.500%	11/15/24	675	988
United States Treasury Note/Bond	2.000%	2/15/25	12,998	12,951
United States Treasury Note/Bond	2.125%	5/15/25	53,761	54,114
United States Treasury Note/Bond	2.000%	8/15/25	36,444	36,267
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,671
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,206
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,498
United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,478
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,650
United States Treasury Note/Bond	5.500%	8/15/28	10,445	14,244
United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,222
United States Treasury Note/Bond	5.250%	2/15/29	11,313	15,193
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,522
United States Treasury Note/Bond	6.250%	5/15/30	11,070	16,453
United States Treasury Note/Bond	5.375%	2/15/31	6,200	8,606
United States Treasury Note/Bond	4.500%	2/15/36	15,500	20,324
United States Treasury Note/Bond	4.750%	2/15/37	4,400	5,969
United States Treasury Note/Bond	5.000%	5/15/37	3,403	4,773
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,532
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,470
United States Treasury Note/Bond	3.500%	2/15/39	9,301	10,497
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,201
United States Treasury Note/Bond	4.500%	8/15/39	7,684	10,031
United States Treasury Note/Bond	4.375%	11/15/39	17,036	21,870
United States Treasury Note/Bond	4.625%	2/15/40	13,510	17,964
United States Treasury Note/Bond	4.375%	5/15/40	2,950	3,788
United States Treasury Note/Bond	3.875%	8/15/40	685	816
United States Treasury Note/Bond	4.250%	11/15/40	8,140	10,269
United States Treasury Note/Bond	4.750%	2/15/41	19,838	26,918
United States Treasury Note/Bond	3.125%	11/15/41	12,525	13,216
United States Treasury Note/Bond	3.125%	2/15/42	8,523	8,976
United States Treasury Note/Bond	3.000%	5/15/42	4,425	4,541
United States Treasury Note/Bond	2.750%	8/15/42	23,725	23,154
United States Treasury Note/Bond	2.750%	11/15/42	73,183	71,308
United States Treasury Note/Bond	3.125%	2/15/43	442	463
United States Treasury Note/Bond	2.875%	5/15/43	25,010	24,944
United States Treasury Note/Bond	3.625%	8/15/43	36,486	42,022
United States Treasury Note/Bond	3.750%	11/15/43	23,554	27,746
United States Treasury Note/Bond	3.625%	2/15/44	29,063	33,445
United States Treasury Note/Bond	3.375%	5/15/44	9,816	10,779
United States Treasury Note/Bond	3.125%	8/15/44	7,751	8,117
United States Treasury Note/Bond	3.000%	11/15/44	16,469	16,829
United States Treasury Note/Bond	2.500%	2/15/45	33,593	30,953
United States Treasury Note/Bond	3.000%	5/15/45	23,726	24,297

United States Treasury Note/Bond	2.875%	8/15/45	23,840	23,844
				4,087,503
Agency Bonds and Notes (1.2%)
3 AID-Israel	5.500%	12/4/23	375	463
3 AID-Israel	5.500%	4/26/24	1,400	1,732
3 AID-Jordan	1.945%	6/23/19	600	610
3 AID-Jordan	2.503%	10/30/20	750	777
3 AID-Jordan	2.578%	6/30/22	320	329
3 AID-Tunisia	2.452%	7/24/21	250	257
3 AID-Ukraine	1.844%	5/16/19	350	357
3 AID-Ukraine	1.847%	5/29/20	700	707
2 Federal Farm Credit Banks	4.875%	1/17/17	850	898
2 Federal Farm Credit Banks	1.125%	9/22/17	500	504
2 Federal Farm Credit Banks	1.000%	9/25/17	425	428
2 Federal Farm Credit Banks	1.125%	12/18/17	500	504
2 Federal Farm Credit Banks	1.110%	2/20/18	425	428
2 Federal Farm Credit Banks	1.100%	6/1/18	400	402
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,459
2 Federal Farm Credit Banks	3.500%	12/20/23	500	543
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	2,963
2 Federal Home Loan Banks	0.625%	11/23/16	1,800	1,803
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,384
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,202
2 Federal Home Loan Banks	0.875%	3/10/17	275	276
2 Federal Home Loan Banks	4.875%	5/17/17	900	962
2 Federal Home Loan Banks	0.875%	5/24/17	4,000	4,017
2 Federal Home Loan Banks	0.625%	5/30/17	6,000	6,000
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,517
2 Federal Home Loan Banks	0.860%	8/1/17	1,000	1,004
2 Federal Home Loan Banks	0.750%	8/28/17	2,500	2,504
2 Federal Home Loan Banks	4.875%	9/8/17	405	437
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,559
2 Federal Home Loan Banks	1.375%	3/9/18	2,200	2,228
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,013
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,703
2 Federal Home Loan Banks	5.375%	8/15/18	225	253
2 Federal Home Loan Banks	1.875%	3/13/20	500	511
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,318
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,985
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,182
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,936
2 Federal Home Loan Banks	2.125%	3/10/23	4,300	4,280
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,069
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,004
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,676
4 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,045
4 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	5,000	4,998
4 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,027
4 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,616
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,568
4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	2,874	2,893
4 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	6,000	6,014
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,709
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,417
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,249
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,056
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,798

4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	2,002
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,005
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,768
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,957
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,700
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,953
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,899
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,883
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	392
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,163
4 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,079
4 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,751
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,095
4 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,187
4 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,690
4 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,560
4 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	1,006
4 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,201
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,006
4 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	6,009
4 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,489
4 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	3,017
4 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,623
4 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	3,011
4 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,449
4 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,099
4 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,078
4 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,125
4 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,032
4 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,831
4 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,022
4 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	4,009
4 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,047
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,111
4 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,074
4 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,123
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,724
4 Financing Corp.	9.800%	4/6/18	500	608
4 Financing Corp.	9.650%	11/2/18	475	595
Private Export Funding Corp.	1.375%	2/15/17	175	176
Private Export Funding Corp.	2.250%	12/15/17	200	205
Private Export Funding Corp.	1.875%	7/15/18	300	305
Private Export Funding Corp.	4.375%	3/15/19	350	385
Private Export Funding Corp.	1.450%	8/15/19	350	349
Private Export Funding Corp.	2.250%	3/15/20	650	662
Private Export Funding Corp.	2.300%	9/15/20	175	179
Private Export Funding Corp.	4.300%	12/15/21	175	196
Private Export Funding Corp.	2.800%	5/15/22	200	206
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,087
Private Export Funding Corp.	3.550%	1/15/24	725	782
Private Export Funding Corp.	2.450%	7/15/24	525	518
Private Export Funding Corp.	3.250%	6/15/25	175	181
2 Tennessee Valley Authority	4.500%	4/1/18	655	712
2 Tennessee Valley Authority	1.750%	10/15/18	600	612
2 Tennessee Valley Authority	3.875%	2/15/21	905	1,007
2 Tennessee Valley Authority	1.875%	8/15/22	425	421
2 Tennessee Valley Authority	2.875%	9/15/24	954	976
2 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,725

2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,908
2	Tennessee Valley Authority	4.650%	6/15/35	500	575
2	Tennessee Valley Authority	5.880%	4/1/36	285	377
2	Tennessee Valley Authority	5.500%	6/15/38	225	290
2	Tennessee Valley Authority	5.250%	9/15/39	425	531
2	Tennessee Valley Authority	3.500%	12/15/42	950	909
2	Tennessee Valley Authority	5.375%	4/1/56	580	730
2	Tennessee Valley Authority	4.625%	9/15/60	519	574
2	Tennessee Valley Authority	4.250%	9/15/65	700	705
					313,230
Conventional Mortgage-Backed Securities (8.5%)
[4,5]	Fannie Mae Pool	2.000%	10/1/28	3,433	3,418
[4,5,6]Fannie Mae Pool		2.500%	3/1/27–1/1/43	61,727	62,961
[4,5,6]Fannie Mae Pool		3.000%	1/1/26–10/1/45	162,920	167,419
[4,5,6]Fannie Mae Pool		3.500%	9/1/25–10/1/45	220,299	230,911
[4,5,6]Fannie Mae Pool		4.000%	7/1/18–10/1/45	165,539	177,115
[4,5,6]Fannie Mae Pool		4.500%	3/1/18–10/1/45	97,365	105,650
[4,5]	Fannie Mae Pool	5.000%	3/1/17–10/1/45	54,826	60,345
[4,5]	Fannie Mae Pool	5.500%	11/1/16–4/1/40	46,341	51,829
[4,5]	Fannie Mae Pool	6.000%	4/1/16–5/1/41	30,562	34,593
[4,5]	Fannie Mae Pool	6.500%	4/1/16–10/1/39	10,348	11,945
[4,5]	Fannie Mae Pool	7.000%	8/1/16–11/1/37	3,603	4,189
[4,5]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	287	328
[4,5]	Fannie Mae Pool	8.000%	12/1/22–10/1/30	62	68
[4,5]	Fannie Mae Pool	8.500%	11/1/18–7/1/30	46	52
[4,5]	Fannie Mae Pool	9.000%	7/1/22–8/1/26	22	23
[4,5]	Fannie Mae Pool	9.500%	5/1/16–2/1/25	2	2
[4,5]	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,867	2,856
[4,5,6]Freddie Mac Gold Pool		2.500%	10/1/27–2/1/43	44,202	45,085
[4,5,6]Freddie Mac Gold Pool		3.000%	10/1/26–10/1/45	113,394	116,226
[4,5,6]Freddie Mac Gold Pool		3.500%	9/1/25–10/1/45	135,660	141,801
[4,5,6]Freddie Mac Gold Pool		4.000%	7/1/18–10/1/45	98,924	105,491
[4,5,6]Freddie Mac Gold Pool		4.500%	1/1/18–10/1/45	59,236	64,022
[4,5,6]Freddie Mac Gold Pool		5.000%	4/1/17–10/1/45	34,132	37,351
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	26,966	30,012
[4,5]	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	15,559	17,587
[4,5]	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	4,089	4,709
[4,5]	Freddie Mac Gold Pool	7.000%	2/1/16–12/1/38	1,163	1,343
[4,5]	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	173	205
[4,5]	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	228	257
[4,5]	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	20	21
[4,5]	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	15	15
[4,5]	Freddie Mac Gold Pool	10.000%	4/1/20–4/1/25	1	1
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	16,628	17,042
[5,6]	Ginnie Mae I Pool	3.500%	11/15/25–10/1/45	20,099	21,102
[5,6]	Ginnie Mae I Pool	4.000%	10/15/24–10/1/45	27,024	28,860
[5,6]	Ginnie Mae I Pool	4.500%	8/15/18–10/1/45	32,800	35,776
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	19,546	21,594
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	9,964	11,222
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	6,091	6,846
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,904	2,139
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	833	950
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	236	269
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	169	186
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	22	23
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	27	28
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2

5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,164	2,228
[5,6]	Ginnie Mae II Pool	3.000%	2/20/27–10/1/45	97,218	99,691
[5,6]	Ginnie Mae II Pool	3.500%	9/20/25–10/1/45	170,802	179,268
[5,6]	Ginnie Mae II Pool	4.000%	9/20/25–10/1/45	101,622	108,666
[5,6]	Ginnie Mae II Pool	4.500%	11/20/35–10/1/45	65,114	70,234
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	33,046	36,309
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	9,895	11,024
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	4,465	5,039
5	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		1,398	1,600
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	241	279
					2,138,208
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5,7]Fannie Mae Pool		1.466%	4/1/37	63	65
[4,5,7]Fannie Mae Pool		1.962%	9/1/37	178	191
[4,5]	Fannie Mae Pool	2.082%	12/1/41	316	326
[4,5,7]Fannie Mae Pool		2.106%	11/1/36	289	307
[4,5]	Fannie Mae Pool	2.115%	3/1/43	741	756
[4,5,7]Fannie Mae Pool		2.181%	12/1/33	48	51
[4,5]	Fannie Mae Pool	2.185%	6/1/42	1,499	1,571
[4,5]	Fannie Mae Pool	2.196%	6/1/43	631	648
[4,5,7]Fannie Mae Pool		2.217%	10/1/39–9/1/42	521	545
[4,5,7]Fannie Mae Pool		2.230%	2/1/36	106	108
[4,5]	Fannie Mae Pool	2.235%	10/1/42	374	385
[4,5,7]Fannie Mae Pool		2.265%	9/1/34–7/1/43	884	898
[4,5,7]Fannie Mae Pool		2.279%	8/1/37	143	151
[4,5,7]Fannie Mae Pool		2.305%	11/1/39	52	53
[4,5,7]Fannie Mae Pool		2.348%	8/1/35	179	191
[4,5,7]Fannie Mae Pool		2.365%	1/1/37–5/1/40	292	312
[4,5]	Fannie Mae Pool	2.394%	7/1/42	626	646
[4,5,7]Fannie Mae Pool		2.399%	1/1/40	184	189
[4,5]	Fannie Mae Pool	2.404%	5/1/42	991	1,035
[4,5,7]Fannie Mae Pool		2.415%	6/1/36	5	5
[4,5,7]Fannie Mae Pool		2.428%	11/1/39	66	68
[4,5]	Fannie Mae Pool	2.431%	5/1/43	1,439	1,472
[4,5,7]Fannie Mae Pool		2.435%	11/1/33	66	71
[4,5,7]Fannie Mae Pool		2.438%	1/1/35	227	244
[4,5,7]Fannie Mae Pool		2.445%	7/1/39	23	24
[4,5]	Fannie Mae Pool	2.448%	10/1/42	664	684
[4,5,7]Fannie Mae Pool		2.450%	7/1/37	30	31
[4,5]	Fannie Mae Pool	2.462%	9/1/43	104	107
[4,5,7]Fannie Mae Pool		2.468%	8/1/40	119	124
[4,5]	Fannie Mae Pool	2.486%	7/1/42	249	265
[4,5,7]Fannie Mae Pool		2.490%	12/1/40	291	309
[4,5,7]Fannie Mae Pool		2.495%	11/1/34	108	113
[4,5,7]Fannie Mae Pool		2.522%	5/1/40	46	49
[4,5]	Fannie Mae Pool	2.533%	5/1/42	177	184
[4,5,7]Fannie Mae Pool		2.540%	10/1/40	173	184
[4,5,7]Fannie Mae Pool		2.550%	9/1/40	86	90
[4,5]	Fannie Mae Pool	2.599%	12/1/41	299	316
[4,5]	Fannie Mae Pool	2.626%	11/1/41	286	302
[4,5]	Fannie Mae Pool	2.697%	1/1/42	274	288
[4,5]	Fannie Mae Pool	2.731%	12/1/43	1,179	1,220
[4,5]	Fannie Mae Pool	2.748%	3/1/41	232	248
[4,5]	Fannie Mae Pool	2.751%	3/1/42	673	706
[4,5]	Fannie Mae Pool	2.788%	1/1/42	466	488
[4,5]	Fannie Mae Pool	2.806%	11/1/41	282	303

[4,5]	Fannie Mae Pool	2.905%	12/1/40	126	133
[4,5]	Fannie Mae Pool	2.928%	3/1/42	411	430
[4,5]	Fannie Mae Pool	2.967%	9/1/43	797	837
[4,5]	Fannie Mae Pool	3.036%	3/1/41	274	289
[4,5]	Fannie Mae Pool	3.055%	2/1/41	212	223
[4,5]	Fannie Mae Pool	3.068%	2/1/42	287	300
[4,5]	Fannie Mae Pool	3.079%	2/1/41	91	92
[4,5]	Fannie Mae Pool	3.090%	2/1/42	1,260	1,345
[4,5]	Fannie Mae Pool	3.141%	2/1/41	98	103
[4,5,7]Fannie Mae Pool		3.211%	10/1/40	117	123
[4,5]	Fannie Mae Pool	3.233%	12/1/40	96	102
[4,5]	Fannie Mae Pool	3.236%	12/1/40	106	112
[4,5]	Fannie Mae Pool	3.241%	5/1/41	221	234
[4,5]	Fannie Mae Pool	3.306%	7/1/36	47	47
[4,5,7]Fannie Mae Pool		3.321%	11/1/40	100	105
[4,5]	Fannie Mae Pool	3.348%	8/1/42	434	449
[4,5]	Fannie Mae Pool	3.547%	7/1/41	463	492
[4,5]	Fannie Mae Pool	3.580%	8/1/39	68	73
[4,5]	Fannie Mae Pool	3.594%	6/1/41	74	80
[4,5]	Fannie Mae Pool	3.612%	4/1/41	221	234
[4,5]	Fannie Mae Pool	3.730%	6/1/41	314	335
[4,5]	Fannie Mae Pool	3.824%	9/1/40	263	279
[4,5]	Fannie Mae Pool	4.244%	12/1/39	167	171
[4,5]	Fannie Mae Pool	4.380%	8/1/39	245	254
[4,5]	Fannie Mae Pool	4.899%	3/1/38	48	50
[4,5]	Fannie Mae Pool	5.126%	11/1/39	97	102
[4,5]	Fannie Mae Pool	5.508%	4/1/37	141	149
[4,5]	Fannie Mae Pool	5.753%	12/1/37	172	185
[4,5]	Fannie Mae Pool	6.077%	10/1/37	152	156
[4,5]	Freddie Mac Non Gold Pool	1.485%	10/1/37	5	5
[4,5]	Freddie Mac Non Gold Pool	2.055%	1/1/37	163	172
[4,5]	Freddie Mac Non Gold Pool	2.125%	1/1/38	38	39
[4,5]	Freddie Mac Non Gold Pool	2.175%	10/1/37	55	59
[4,5]	Freddie Mac Non Gold Pool	2.225%	7/1/35	114	120
[4,5]	Freddie Mac Non Gold Pool	2.236%	12/1/36	60	63
[4,5]	Freddie Mac Non Gold Pool	2.250%	1/1/35	18	19
[4,5]	Freddie Mac Non Gold Pool	2.264%	3/1/37	22	23
[4,5]	Freddie Mac Non Gold Pool	2.269%	12/1/34	71	74
[4,5]	Freddie Mac Non Gold Pool	2.276%	2/1/37	39	40
[4,5]	Freddie Mac Non Gold Pool	2.329%	5/1/42	102	105
[4,5]	Freddie Mac Non Gold Pool	2.344%	12/1/35	95	100
[4,5]	Freddie Mac Non Gold Pool	2.357%	12/1/36	60	63
[4,5]	Freddie Mac Non Gold Pool	2.375%	5/1/38	12	12
[4,5]	Freddie Mac Non Gold Pool	2.378%	11/1/34	78	82
[4,5]	Freddie Mac Non Gold Pool	2.500%	5/1/36	62	65
[4,5]	Freddie Mac Non Gold Pool	2.505%	5/1/40	45	49
[4,5]	Freddie Mac Non Gold Pool	2.574%	5/1/40	43	45
[4,5]	Freddie Mac Non Gold Pool	2.582%	11/1/43	677	699
[4,5]	Freddie Mac Non Gold Pool	2.589%	2/1/42	179	187
[4,5]	Freddie Mac Non Gold Pool	2.622%	12/1/40	96	100
[4,5]	Freddie Mac Non Gold Pool	2.630%	6/1/40	86	88
[4,5]	Freddie Mac Non Gold Pool	2.631%	6/1/40	54	58
[4,5]	Freddie Mac Non Gold Pool	2.658%	11/1/40	70	73
[4,5]	Freddie Mac Non Gold Pool	2.735%	10/1/36	68	73
[4,5]	Freddie Mac Non Gold Pool	2.744%	12/1/40	289	299
[4,5]	Freddie Mac Non Gold Pool	2.755%	2/1/42	310	325
[4,5]	Freddie Mac Non Gold Pool	2.784%	1/1/41	191	200
[4,5]	Freddie Mac Non Gold Pool	2.837%	2/1/41	217	231

[4,5]	Freddie Mac Non Gold Pool	2.917%	12/1/41	366	385
[4,5]	Freddie Mac Non Gold Pool	2.931%	2/1/41	69	73
[4,5]	Freddie Mac Non Gold Pool	3.082%	6/1/41	114	122
[4,5]	Freddie Mac Non Gold Pool	3.115%	1/1/41	67	71
[4,5]	Freddie Mac Non Gold Pool	3.133%	11/1/40	135	139
[4,5]	Freddie Mac Non Gold Pool	3.191%	3/1/41	73	78
[4,5]	Freddie Mac Non Gold Pool	3.433%	3/1/42	423	448
[4,5]	Freddie Mac Non Gold Pool	3.577%	6/1/40	124	131
[4,5]	Freddie Mac Non Gold Pool	3.670%	9/1/40	368	391
[4,5]	Freddie Mac Non Gold Pool	5.230%	3/1/38	135	144
[4,5]	Freddie Mac Non Gold Pool	5.501%	2/1/36	64	66
[4,5]	Freddie Mac Non Gold Pool	5.784%	9/1/37	286	297
[4,5]	Freddie Mac Non Gold Pool	5.824%	5/1/37	276	286
[5,7]	Ginnie Mae II Pool	1.625%	10/20/39	36	37
[5,7]	Ginnie Mae II Pool	1.750%	4/20/41	84	87
5	Ginnie Mae II Pool	2.000%	12/20/39–6/20/43	2,079	2,153
[5,7]	Ginnie Mae II Pool	2.250%	5/20/41	93	98
5	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,811	2,883
5	Ginnie Mae II Pool	3.000% 10/20/38–11/20/41		1,669	1,741
5	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	2,163	2,275
5	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	763	799
[5,7]	Ginnie Mae II Pool	5.000%	7/20/38	11	11
					39,990
Total U.S. Government and Agency Obligations (Cost $6,440,657)					6,578,931
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
5	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	180	189
5	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	365
5	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	106	106
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	300
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	352
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	152
5	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	275
5	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	175
5	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	300
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	126
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	126
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	326
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	176
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	426
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	552
5	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	625	630
5	American Express Credit Account Secured
	Note Trust 2014-4	1.430%	6/15/20	325	327
5	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	14	14
5	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	23	23
5	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	105	105
5	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	48	48

5 AmeriCredit Automobile Receivables Trust
2014-1	0.900%	2/8/19	75	75
5 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	50	50
5 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	150	150
5 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	225	225
5 AmeriCredit Automobile Receivables Trust
2015-2	1.270%	1/8/20	275	275
5 Banc of America Commercial Mortgage Trust
2005-6	5.315%	9/10/47	260	261
5 Banc of America Commercial Mortgage Trust
2005-6	5.315%	9/10/47	245	244
5 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	134	134
5 Banc of America Commercial Mortgage Trust
2006-2	5.983%	5/10/45	160	161
5 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,531	1,558
5 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	895	912
5 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	207
5 Banc of America Commercial Mortgage Trust
2008-1	6.424%	2/10/51	1,111	1,196
5 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	175	182
5 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	300	315
Bank of Nova Scotia	2.125%	9/11/19	900	914
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,798
5 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	302
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	395	396
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.603%	3/11/39	346	349
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	165
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	441
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.843%	6/11/40	83	83
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.895%	6/11/40	535	566
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	1,062	1,118
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	735	788
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	1,050	1,113
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	309	323
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	354
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,071
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	375

5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	253
5 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	401
5 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	80	80
5 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	5	5
5 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	228
5 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	451
5 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	302
5 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
5 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	497
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
5 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	200
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	150
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	101
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	805
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	151
5 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	428
5 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	350	351
5 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	350	352
5 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	225	227
5 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	227
5 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,555
5 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	599
5 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	150	151
5 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	525	529
5 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	825	837
5 Capital One Multi-asset Execution Trust 2015-
A5	1.600%	5/17/21	400	403
5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
5 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	131	131
5 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	97
5 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	193	193
5 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
5 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	106	107
5 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	180
5 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
5 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
5 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	126
5 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	250
5 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	126
5 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	450	451
5 Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	251
5 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	101
5 Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	400	403
5 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	100	101
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,311	1,337
5 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	439
5 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,524
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,348	1,438

5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	78	81
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	90
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	843
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	600
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,308
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,054
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	774
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,454
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	938
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,080
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	805
5 Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,849
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	603
5 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,230
5 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	808
5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	599
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,149
5 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,464
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	879
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	776
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,143
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,266
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	599	617
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	230	238
5 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	1,141	1,202
5 Citigroup Commercial Mortgage Trust 2008-
C7	6.349%	12/10/49	1,226	1,306
5 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	618
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	102
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	102
5 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	234
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	249
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	389
5 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	81
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	299
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	111
5 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	100	111
5 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	129	133
5 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	75	79

5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	125	135
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	125	136
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	213
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	157
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	314
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	650	679
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	800	799
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	325	330
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	150	154
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	650	653
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	318	315
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	350	368
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	425	438
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,154	1,206
5	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.959%	5/15/46	867	917
5	COMM 15-CR22 Mortgage Trust	2.856%	3/10/48	200	206
5	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	575	585
5	COMM 15-CR22 Mortgage Trust	3.603%	3/10/48	200	203
5	COMM 15-CR23 Mortgage Trust	3.257%	5/10/48	250	261
5	COMM 15-CR23 Mortgage Trust	3.497%	5/10/48	375	386
5	COMM 15-CR23 Mortgage Trust	3.801%	5/10/48	175	180
5	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	1,002	1,063
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	149
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	201
[5,8] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	235
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	356
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	209
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	214
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	282
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	362
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	222
5	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	55	55
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	129
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	133
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	186
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	136
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	81
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	55
5	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	50	51
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	78
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	494
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	164

5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	187
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	155
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	235
5 COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	365	402
5 COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	176
5 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	238
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	253
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	282
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	363
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	302
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	356
5 COMM 2014-CCRE14 Mortgage Trust	4.755%	2/10/47	175	191
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	339
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	120
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	226
5 COMM 2014-CCRE15 Mortgage Trust	4.868%	2/10/47	105	116
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	688
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	158
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	333
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	644
5 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	233
5 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	106
5 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	188
5 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	106
5 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	185
5 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	132
5 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	159
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	349
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	446
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	186
5 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	77
5 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	429
5 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	204
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	93
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	82
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	216
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	371
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	237
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	173
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	529
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	441
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	442
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	834
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	235
5 COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	425	445
5 COMM 2015-CR26 Mortgage Trust	3.788%	10/10/48	850	876
5 Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	100	100
5 Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	265	267
5 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.609%	2/15/39	413	412
5 Credit Suisse Commercial Mortgage Trust
Series 2006-C3	5.998%	6/15/38	1,306	1,323

5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	180
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	446	458
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	555	574
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.889%	6/15/39	444	463
5	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	412
5	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	208
5	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	183
5	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	329	329
5	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	550	566
5	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	225	231
5	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	327	341
5	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	425	445
5	CSAIL Commercial Mortgage Trust 2015-C3	4.258%	8/15/48	200	204
5	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	160
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	935
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,355
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,181
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	500	503
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	825
[4,5] Fannie Mae-Aces 2010-M1		4.450%	9/25/19	164	180
[4,5] Fannie Mae-Aces 2011-M2		3.764%	4/25/21	600	652
[4,5] Fannie Mae-Aces 2012-M9		1.553%	4/25/22	114	114
[4,5] Fannie Mae-Aces 2013-M12		2.465%	3/25/23	1,160	1,180
[4,5] Fannie Mae-Aces 2013-M14		2.585%	4/25/23	1,222	1,235
[4,5] Fannie Mae-Aces 2013-M14		3.329%	10/25/23	1,275	1,368
[4,5] Fannie Mae-Aces 2013-M4		2.608%	3/25/22	75	77
[4,5] Fannie Mae-Aces 2013-M7		2.280%	12/27/22	450	453
[4,5] Fannie Mae-Aces 2014-M1		2.323%	11/25/18	1,721	1,765
[4,5] Fannie Mae-Aces 2014-M1		3.432%	7/25/23	1,675	1,777
[4,5] Fannie Mae-Aces 2014-M10		2.171%	9/25/19	825	840
[4,5] Fannie Mae-Aces 2014-M12		2.614%	10/25/21	1,250	1,290
[4,5] Fannie Mae-Aces 2014-M13		1.637%	11/25/17	179	180
[4,5] Fannie Mae-Aces 2014-M13		2.566%	8/25/24	171	176
[4,5] Fannie Mae-Aces 2014-M13		3.021%	8/25/24	475	496
[4,5] Fannie Mae-Aces 2014-M15		2.509%	7/25/22	500	513
[4,5] Fannie Mae-Aces 2014-M2		1.916%	6/25/21	459	465
[4,5] Fannie Mae-Aces 2014-M2		3.513%	12/25/23	1,266	1,375
[4,5] Fannie Mae-Aces 2014-M3		2.613%	1/25/24	484	503
[4,5] Fannie Mae-Aces 2014-M3		3.501%	1/25/24	600	651
[4,5] Fannie Mae-Aces 2014-M4		3.346%	3/25/24	625	668
[4,5] Fannie Mae-Aces 2014-M6		2.679%	5/25/21	1,175	1,213
[4,5] Fannie Mae-Aces 2014-M7		3.356%	6/25/24	1,287	1,376
[4,5] Fannie Mae-Aces 2014-M8		2.346%	6/25/24	207	212
[4,5] Fannie Mae-Aces 2014-M8		3.056%	6/25/24	650	683
[4,5] Fannie Mae-Aces 2014-M9		1.462%	4/25/17	1,025	1,030
[4,5] Fannie Mae-Aces 2014-M9		3.103%	7/25/24	775	812
[4,5] Fannie Mae-Aces 2015-M1		1.626%	2/25/18	325	328
[4,5] Fannie Mae-Aces 2015-M1		2.532%	9/25/24	1,075	1,088
[4,5] Fannie Mae-Aces 2015-M10		3.092%	4/25/27	350	365
[4,5] Fannie Mae-Aces 2015-M12		2.792%	5/25/25	850	855
[4,5] Fannie Mae-Aces 2015-M2		2.620%	12/25/24	780	798
[4,5] Fannie Mae-Aces 2015-M3		2.723%	10/25/24	400	410
[4,5] Fannie Mae-Aces 2015-M7		1.550%	4/25/18	225	226
[4,5] Fannie Mae-Aces 2015-M7		2.590%	12/25/24	750	759

[4,5] Fannie Mae-Aces 2015-M8	2.344%	1/25/25	418	426
[4,5] Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	441
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K005	3.484%	4/25/19	855	883
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	618	642
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	456	471
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	782	804
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	250	257
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	804	836
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	975	1,063
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	524	574
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	1,450	1,526
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	585	592
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	1,450	1,475
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	915	926
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	3.490%	1/25/24	50	54
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K022	2.355%	7/25/22	75	76
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	1,275	1,296
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	1,275	1,308
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	1,875	1,985
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	1,250	1,340
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	1,120	1,169
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	1,250	1,327
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	1,260	1,345
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	1,153	1,219
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	1,260	1,344
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	1,178	1,239
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	1,325	1,392
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	1,208	1,309
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	1,400	1,505
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	1,375	1,489

[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	397	415
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	1,475	1,584
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	283	296
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	850	905
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	389	408
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	1,025	1,085
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	1,000	1,040
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	196	201
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	700	702
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	197	204
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	2.493%	11/25/24	421	435
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	600	626
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	3.023%	1/25/25	675	702
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	650	686
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	224	234
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	525	553
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	825	863
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K503	1.384%	1/25/19	585	589
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K503	2.456%	8/25/19	1,250	1,294
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	1,790	1,861
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	375	385
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K707	2.220%	12/25/18	575	589
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K708	1.670%	10/25/18	112	113
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	100	102
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K711	1.321%	12/25/18	869	874
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	1,675	1,689
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K713	2.313%	3/25/20	2,000	2,056
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	1,450	1,533
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	1/25/21	276	285

[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,050	1,112
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	855
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	839	866
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	841
[4,5] FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	499
5	Fifth Third Auto 2014-1	0.680%	4/16/18	234	234
5	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
5	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
5	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
5	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
5	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
5	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	225
5	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	326
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
5	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	147	147
5	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	71	71
5	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	120	120
5	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	170
5	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	126	126
5	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
5	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	367	367
5	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	435	435
5	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	376
5	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	201
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	275
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	101
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	201
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	101
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5	1.500%	9/15/18	350	352
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.200%	2/15/19	450	451
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	850	853
5	GE Capital Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	410
5	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.464%	3/10/44	622	626
5	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.464%	3/10/44	325	326
5	GE Commercial Mortgage Corp. Series 2007-
	C1 Trust	5.543%	12/10/49	850	881
5	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	400	403
5	GM Financial Leasing Trust 2015-2	1.850%	7/22/19	200	202
5	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	843	843
5	GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	252
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	155
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	793

5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	462
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	327
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	249
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	93
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	281
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	121
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	199
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	144
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	741
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	218
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	107
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	137
5 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	376	377
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	890
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	299
5 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	184
5 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	160
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	508
5 GS Mortgage Securities Trust 2014-GC24	4.640%	9/10/47	125	132
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	129
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	261
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	836
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	131
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	129
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	510
5 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	310
5 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	460
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	447
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	184
5 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
5 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	61	61
5 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	287
5 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	42	42
5 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	115	115
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	270
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	200
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	375
5 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	226
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	350
5 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	250	251
5 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	300	300
5 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	175	176
5 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	325	326
5 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	101
5 Huntington Auto Trust 2015-1	1.240%	9/16/19	425	426
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
5 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	41	41
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
5 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	140	140
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
5 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	569	570
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	322
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	201
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	350

5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	91
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	151
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	101
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.588%	8/12/37	40	40
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.468%	1/12/43	125	125
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.450%	12/15/44	173	173
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.529%	12/15/44	70	70
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.667%	12/12/44	150	151
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	588
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.100%	4/15/45	1,257	1,271
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.100%	4/15/45	180	185
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	231
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	827	855
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,359	1,441
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	295	317
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.961%	6/15/49	575	594
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,758
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	583
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,762
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	457
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	150
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	111
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	159
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	215
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	328
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	164
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.111%	12/15/46	150	165
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	173	176
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	181
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	80

5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	129
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	81	86
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	256
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	861
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	239
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	105	106
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	680	704
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	69
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	474
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	299
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	259
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	200
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	683
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	136
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	188	204
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	513
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	101
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.970%	2/15/47	113	123
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	182
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	237
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	242
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	187
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	175	184
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	114
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	106
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	78
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	686
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	342
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	200

5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	208
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	157
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	312
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	786
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	212
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	400	417
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	620
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	205
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	202
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	335
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	417
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	220
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	412
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	504
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	100
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	400	415
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	223
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	364
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	447
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	449
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	211
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	213
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	230
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	962	984
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	259
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	309
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	186
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,077	2,159
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,144	1,187
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	848	915
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.269%	4/15/41	1,132	1,228
5 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
5 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	300
5 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	627

5 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	41	41
5 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	83	83
5 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	200	200
5 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	75	75
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	250	251
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	75	76
5 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	681	680
5 Merrill Lynch Mortgage Trust 2006-C1	5.865%	5/12/39	100	102
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	251
5 Merrill Lynch Mortgage Trust 2007-C1	6.032%	6/12/50	1,895	1,982
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	966	1,025
5 ML-CFC Commercial Mortgage Trust 2006-2	6.062%	6/12/46	676	686
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	164
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	286
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,534	1,586
5 ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	513	541
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	546
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	181
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.218%	7/15/46	2,000	2,178
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.362%	8/15/46	240	263
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.562%	8/15/46	120	130
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	332
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	488
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	156
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	324
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.905%	11/15/46	150	163
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	181
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	36
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	230
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	102
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	153
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	128
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	116	115
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	181

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	375	396
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	405
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.804%	2/15/47	150	161
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	78
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	79
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	346
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.486%	6/15/47	125	133
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	400	419
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	100	107
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.594%	10/15/47	125	131
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	400	418
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	275	285
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	200	205
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	725	733
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	425	434
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	325	330
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	200	201
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	150	156
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	450	471
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	146	146
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	8	8
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	51	51
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,807	1,845
5 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	386
5 Morgan Stanley Capital I Trust 2006-HQ8	5.587%	3/12/44	454	453
5 Morgan Stanley Capital I Trust 2006-HQ8	5.636%	3/12/44	375	376
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	256
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	231
5 Morgan Stanley Capital I Trust 2006-IQ11	5.890%	10/15/42	367	369
5 Morgan Stanley Capital I Trust 2006-IQ11	5.894%	10/15/42	30	30
5 Morgan Stanley Capital I Trust 2006-IQ11	5.894%	10/15/42	200	203
5 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	606	623
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	156
5 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	552
5 Morgan Stanley Capital I Trust 2006-TOP23	6.017%	8/12/41	110	113

5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	23	23
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,441
5 Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	867	915
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,673	1,772
5 Morgan Stanley Capital I Trust 2007-IQ16	6.277%	12/12/49	225	243
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	356
5 Morgan Stanley Capital I Trust 2007-TOP27	5.821%	6/11/42	1,184	1,259
5 Morgan Stanley Capital I Trust 2007-TOP27	5.825%	6/11/42	300	318
5 Morgan Stanley Capital I Trust 2008-TOP29	6.461%	1/11/43	564	614
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	675
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	237
5 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
5 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
5 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	62	62
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	675
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	100	100
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	121
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	232	232
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	226
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	175
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	201
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	200
5 Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	375	375
5 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	251
5 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	127
5 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	461	466
5 Royal Bank of Canada	1.200%	9/19/18	850	849
5 Royal Bank of Canada	2.000%	10/1/19	2,000	2,028
Royal Bank of Canada	1.875%	2/5/20	475	475
5 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	12	12
5 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	22	22
5 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	243	243
5 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	300	301
5 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	100	100
5 Santander Drive Auto Receivables Trust
2014-3	0.810%	7/16/18	75	75
5 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	200	200
5 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	250	252
5 Synchrony Credit Card Master Note Trust
2015-2	1.600%	4/15/21	225	226
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.477%	8/15/39	106	107
5 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	279	279
5 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	21	21
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
5 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	325
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	627

5 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	404
5 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	402
5 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	350	353
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	298
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	180
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	78
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	130	130
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	120	120
5 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	120
5 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	581	581
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	129	129
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	75	75
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	250	250
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	225	227
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	625	626
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	200	201
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.449%	10/15/44	49	49
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.520%	12/15/44	50	50
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.169%	6/15/45	121	124
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	722	739
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	388
5 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	6.150%	2/15/51	476	497
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	229
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	125	129
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	105
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	300	318
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	53
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	250	260
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	308
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	409
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	206

5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	406
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	201
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	177
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,031
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	645
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	121
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	442
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	650
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	114
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	825	828
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	194
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	183
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	290
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	237
5 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.632%	5/15/48	175	180
5 Wells Fargo Commercial Mortgage Trust
2015-NSX1	2.934%	5/15/48	125	127
5 Wells Fargo Commercial Mortgage Trust
2015-NSX1	3.148%	5/15/48	175	176
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	12/15/47	300	315
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	474
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	315
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	269
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	370
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	256
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	112
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	54
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	225
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	45
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	414
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	206
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	171

5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	709
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	174
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	303
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	194
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	200
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	322
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	103
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	106
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	108
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	108
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	108
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	104
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	211
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,567
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	55
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.826%	12/15/46	75	81
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	259
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	158
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	190
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.785%	3/15/46	50	54
5 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	56	56
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	53
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	79
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	190
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	54
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	104
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	106
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	134
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	134

5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	445
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	600	632
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	104
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	249	263
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	133
5 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	80
5 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	180	180
5 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	124
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	316
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	782
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	324
5 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	119	119
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	200
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	202
5 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	159	159
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	200	201
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	50	50
5 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	225	226
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $323,837)				331,674
Corporate Bonds (11.1%)
Finance (3.6%)
Banking (2.5%)
Abbey National Treasury Services plc	1.375%	3/13/17	800	800
Abbey National Treasury Services plc	3.050%	8/23/18	525	542
Abbey National Treasury Services plc	2.350%	9/10/19	675	682
Abbey National Treasury Services plc	2.375%	3/16/20	1,000	1,004
Abbey National Treasury Services plc	4.000%	3/13/24	700	728
American Express Bank FSB	6.000%	9/13/17	225	244
American Express Centurion Bank	5.950%	6/12/17	75	80
American Express Centurion Bank	6.000%	9/13/17	1,750	1,895
American Express Co.	6.150%	8/28/17	535	580
American Express Co.	7.000%	3/19/18	2,200	2,472
American Express Co.	2.650%	12/2/22	2,200	2,147
American Express Co.	3.625%	12/5/24	750	744
American Express Co.	4.050%	12/3/42	121	117
5 American Express Co.	6.800%	9/1/66	450	454
American Express Credit Corp.	2.375%	3/24/17	825	838
American Express Credit Corp.	1.125%	6/5/17	700	697
American Express Credit Corp.	2.125%	7/27/18	550	555
American Express Credit Corp.	2.125%	3/18/19	2,200	2,211

American Express Credit Corp.	2.250%	8/15/19	300	301
American Express Credit Corp.	2.375%	5/26/20	1,400	1,401
American Express Credit Corp.	2.600%	9/14/20	650	653
Associates Corp. of North America	6.950%	11/1/18	1,600	1,823
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	476
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	151
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	252
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,644
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	303
Bank of America Corp.	5.625%	10/14/16	1,525	1,593
Bank of America Corp.	1.350%	11/21/16	400	400
Bank of America Corp.	5.420%	3/15/17	775	814
Bank of America Corp.	3.875%	3/22/17	1,750	1,808
Bank of America Corp.	5.700%	5/2/17	715	754
Bank of America Corp.	1.700%	8/25/17	600	601
Bank of America Corp.	6.400%	8/28/17	1,370	1,487
Bank of America Corp.	6.000%	9/1/17	250	269
Bank of America Corp.	5.750%	12/1/17	895	967
Bank of America Corp.	2.000%	1/11/18	2,650	2,665
Bank of America Corp.	6.875%	4/25/18	4,330	4,840
Bank of America Corp.	5.650%	5/1/18	6,450	7,021
Bank of America Corp.	1.750%	6/5/18	1,350	1,345
Bank of America Corp.	2.600%	1/15/19	5,900	5,963
Bank of America Corp.	5.490%	3/15/19	200	219
Bank of America Corp.	2.650%	4/1/19	2,450	2,478
Bank of America Corp.	7.625%	6/1/19	1,124	1,323
Bank of America Corp.	2.250%	4/21/20	1,000	984
Bank of America Corp.	5.625%	7/1/20	1,460	1,645
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	5.000%	5/13/21	1,205	1,325
Bank of America Corp.	5.700%	1/24/22	500	570
Bank of America Corp.	3.300%	1/11/23	2,400	2,382
Bank of America Corp.	4.125%	1/22/24	1,400	1,463
Bank of America Corp.	4.000%	4/1/24	1,750	1,798
Bank of America Corp.	4.200%	8/26/24	2,000	1,989
Bank of America Corp.	4.000%	1/22/25	2,100	2,053
Bank of America Corp.	3.950%	4/21/25	1,500	1,455
Bank of America Corp.	3.875%	8/1/25	1,500	1,521
Bank of America Corp.	4.250%	10/22/26	1,225	1,210
Bank of America Corp.	6.110%	1/29/37	810	929
Bank of America Corp.	7.750%	5/14/38	2,100	2,888
Bank of America Corp.	5.875%	2/7/42	1,150	1,345
Bank of America Corp.	5.000%	1/21/44	2,200	2,296
Bank of America Corp.	4.875%	4/1/44	550	572
Bank of America Corp.	4.750%	4/21/45	350	336
Bank of America NA	1.125%	11/14/16	825	825
Bank of America NA	5.300%	3/15/17	1,675	1,760
Bank of America NA	6.100%	6/15/17	350	374
Bank of America NA	1.650%	3/26/18	2,375	2,374
Bank of America NA	6.000%	10/15/36	350	420
Bank of Montreal	0.800%	11/6/15	425	425
Bank of Montreal	2.500%	1/11/17	1,425	1,451
Bank of Montreal	1.300%	7/14/17	400	401
Bank of Montreal	1.450%	4/9/18	500	497
Bank of Montreal	1.400%	4/10/18	850	844
Bank of Montreal	1.800%	7/31/18	1,000	1,003
Bank of Montreal	2.375%	1/25/19	575	585
Bank of Montreal	2.550%	11/6/22	450	443

Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,879
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,097
Bank of New York Mellon Corp.	2.100%	1/15/19	325	328
Bank of New York Mellon Corp.	2.200%	3/4/19	225	227
Bank of New York Mellon Corp.	5.450%	5/15/19	350	389
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,919
Bank of New York Mellon Corp.	4.600%	1/15/20	400	440
Bank of New York Mellon Corp.	2.600%	8/17/20	300	304
Bank of New York Mellon Corp.	3.550%	9/23/21	625	657
Bank of New York Mellon Corp.	3.650%	2/4/24	150	156
Bank of New York Mellon Corp.	3.250%	9/11/24	600	600
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,102
Bank of Nova Scotia	2.550%	1/12/17	875	891
Bank of Nova Scotia	1.250%	4/11/17	300	300
Bank of Nova Scotia	1.300%	7/21/17	425	426
Bank of Nova Scotia	1.375%	12/18/17	275	275
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,616
Bank of Nova Scotia	1.700%	6/11/18	500	499
Bank of Nova Scotia	2.050%	10/30/18	450	454
Bank of Nova Scotia	2.050%	6/5/19	550	553
Bank of Nova Scotia	4.375%	1/13/21	105	115
Bank of Nova Scotia	2.800%	7/21/21	1,475	1,492
Barclays Bank plc	2.500%	2/20/19	1,075	1,093
Barclays Bank plc	6.750%	5/22/19	1,385	1,614
Barclays Bank plc	5.125%	1/8/20	810	905
Barclays Bank plc	5.140%	10/14/20	105	115
Barclays Bank plc	3.750%	5/15/24	1,300	1,319
Barclays plc	2.000%	3/16/18	350	350
Barclays plc	2.750%	11/8/19	475	479
Barclays plc	2.875%	6/8/20	750	752
Barclays plc	3.650%	3/16/25	3,000	2,867
Barclays plc	5.250%	8/17/45	400	405
BB&T Corp.	2.150%	3/22/17	450	456
BB&T Corp.	1.450%	1/12/18	550	548
BB&T Corp.	2.050%	6/19/18	350	353
BB&T Corp.	2.250%	2/1/19	200	202
BB&T Corp.	6.850%	4/30/19	1,250	1,457
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,226
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,417
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,334
BNP Paribas SA	1.250%	12/12/16	1,650	1,650
BNP Paribas SA	2.375%	9/14/17	775	788
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	886
BNP Paribas SA	2.450%	3/17/19	600	610
BNP Paribas SA	2.375%	5/21/20	1,000	1,004
BNP Paribas SA	5.000%	1/15/21	2,810	3,153
BNP Paribas SA	3.250%	3/3/23	675	681
BNP Paribas SA	4.250%	10/15/24	1,000	999
BPCE SA	1.625%	2/10/17	750	753
BPCE SA	2.500%	12/10/18	650	663
BPCE SA	2.500%	7/15/19	700	710
BPCE SA	2.250%	1/27/20	675	679
BPCE SA	4.000%	4/15/24	1,200	1,247
Branch Banking & Trust Co.	5.625%	9/15/16	350	364
Branch Banking & Trust Co.	1.450%	10/3/16	200	201
Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,476

Branch Banking & Trust Co.	1.350%	10/1/17	300	300
Branch Banking & Trust Co.	3.625%	9/16/25	1,500	1,496
Branch Banking & Trust Co.	3.800%	10/30/26	1,400	1,413
Capital One Bank USA NA	1.150%	11/21/16	250	249
Capital One Bank USA NA	1.300%	6/5/17	550	546
Capital One Bank USA NA	2.150%	11/21/18	300	300
Capital One Bank USA NA	2.300%	6/5/19	900	893
Capital One Bank USA NA	8.800%	7/15/19	625	756
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,110
Capital One Financial Corp.	6.150%	9/1/16	175	182
Capital One Financial Corp.	5.250%	2/21/17	50	53
Capital One Financial Corp.	6.750%	9/15/17	130	142
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,795
Capital One Financial Corp.	4.750%	7/15/21	280	306
Capital One Financial Corp.	3.500%	6/15/23	82	81
Capital One Financial Corp.	3.750%	4/24/24	1,000	993
Capital One NA	1.500%	9/5/17	300	299
Capital One NA	1.650%	2/5/18	2,000	1,983
Capital One NA	1.500%	3/22/18	600	593
Capital One NA	2.400%	9/5/19	350	347
Capital One NA	2.950%	7/23/21	510	506
[5,8] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,046
Citigroup Inc.	1.300%	11/15/16	600	600
Citigroup Inc.	4.450%	1/10/17	1,800	1,872
Citigroup Inc.	5.500%	2/15/17	115	121
Citigroup Inc.	1.550%	8/14/17	575	575
Citigroup Inc.	6.125%	11/21/17	3,290	3,585
Citigroup Inc.	1.850%	11/24/17	1,335	1,338
Citigroup Inc.	1.800%	2/5/18	800	799
Citigroup Inc.	1.700%	4/27/18	1,500	1,492
Citigroup Inc.	6.125%	5/15/18	3,526	3,898
Citigroup Inc.	2.150%	7/30/18	1,750	1,756
Citigroup Inc.	2.500%	9/26/18	1,825	1,849
Citigroup Inc.	2.550%	4/8/19	275	278
Citigroup Inc.	8.500%	5/22/19	2,525	3,049
Citigroup Inc.	2.500%	7/29/19	725	730
Citigroup Inc.	2.400%	2/18/20	400	397
Citigroup Inc.	5.375%	8/9/20	1,195	1,334
Citigroup Inc.	4.050%	7/30/22	125	127
Citigroup Inc.	3.500%	5/15/23	475	463
Citigroup Inc.	3.875%	10/25/23	1,000	1,030
Citigroup Inc.	3.750%	6/16/24	725	735
Citigroup Inc.	4.000%	8/5/24	725	717
Citigroup Inc.	3.875%	3/26/25	1,100	1,064
Citigroup Inc.	3.300%	4/27/25	1,000	971
Citigroup Inc.	4.400%	6/10/25	4,800	4,821
Citigroup Inc.	5.500%	9/13/25	1,125	1,233
Citigroup Inc.	4.300%	11/20/26	1,000	993
Citigroup Inc.	6.625%	1/15/28	800	982
Citigroup Inc.	6.000%	10/31/33	425	481
Citigroup Inc.	6.125%	8/25/36	1,149	1,322
Citigroup Inc.	8.125%	7/15/39	1,125	1,619
Citigroup Inc.	5.875%	1/30/42	425	494
Citigroup Inc.	5.300%	5/6/44	725	755
Citigroup Inc.	4.650%	7/30/45	2,000	1,994
Citizens Bank NA	1.600%	12/4/17	325	323
Citizens Bank NA	2.450%	12/4/19	325	324
Comerica Bank	5.200%	8/22/17	300	319

Comerica Bank	4.000%	7/27/25	200	203
Commonwealth Bank of Australia	1.400%	9/8/17	850	854
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,228
Commonwealth Bank of Australia	2.500%	9/20/18	900	921
Commonwealth Bank of Australia	2.250%	3/13/19	225	227
Commonwealth Bank of Australia	2.300%	9/6/19	500	502
Compass Bank	1.850%	9/29/17	225	225
Compass Bank	6.400%	10/1/17	150	161
Compass Bank	2.750%	9/29/19	225	224
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,208
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,027
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,000	1,010
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	2,425	2,426
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,719
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,292
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	1,975	1,978
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	1,675	1,731
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	5/21/25	1,025	1,008
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.375%	8/4/25	250	251
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	151
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	700	766
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	8/4/45	250	254
Credit Suisse	1.375%	5/26/17	3,425	3,418
Credit Suisse	6.000%	2/15/18	975	1,062
Credit Suisse	1.700%	4/27/18	1,300	1,295
Credit Suisse	2.300%	5/28/19	3,450	3,461
Credit Suisse	5.300%	8/13/19	475	528
Credit Suisse	5.400%	1/14/20	200	221
Credit Suisse	3.000%	10/29/21	800	801
Credit Suisse	3.625%	9/9/24	1,825	1,824
8 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	2,000
8 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	500	490
8 Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	928
Credit Suisse USA Inc.	7.125%	7/15/32	465	603
Deutsche Bank AG	1.400%	2/13/17	200	200
Deutsche Bank AG	1.350%	5/30/17	1,300	1,293
Deutsche Bank AG	6.000%	9/1/17	2,360	2,541
Deutsche Bank AG	1.875%	2/13/18	800	798
Deutsche Bank AG	2.500%	2/13/19	725	729
Deutsche Bank AG	2.950%	8/20/20	400	402
Deutsche Bank AG	3.700%	5/30/24	875	869
Deutsche Bank AG	4.500%	4/1/25	800	777
5 Deutsche Bank AG	4.296%	5/24/28	500	484
Discover Bank	2.000%	2/21/18	1,100	1,093

Discover Bank	2.600%	11/13/18	1,200	1,205
Discover Bank	7.000%	4/15/20	250	290
Discover Bank	3.200%	8/9/21	350	351
Discover Bank	4.250%	3/13/26	1,125	1,140
Discover Financial Services	3.850%	11/21/22	225	223
Discover Financial Services	3.950%	11/6/24	350	345
Discover Financial Services	3.750%	3/4/25	375	363
Fifth Third Bancorp	3.500%	3/15/22	825	839
Fifth Third Bancorp	4.300%	1/16/24	975	1,003
Fifth Third Bancorp	8.250%	3/1/38	710	1,014
Fifth Third Bank	1.150%	11/18/16	250	250
Fifth Third Bank	1.350%	6/1/17	300	300
Fifth Third Bank	2.150%	8/20/18	500	504
Fifth Third Bank	2.375%	4/25/19	600	606
Fifth Third Bank	2.875%	10/1/21	1,435	1,445
First Niagara Financial Group Inc.	6.750%	3/19/20	725	816
FirstMerit Bank NA	4.270%	11/25/26	450	454
FirstMerit Corp.	4.350%	2/4/23	125	129
Goldman Sachs Capital I	6.345%	2/15/34	900	1,035
Goldman Sachs Group Inc.	5.750%	10/1/16	520	544
Goldman Sachs Group Inc.	5.625%	1/15/17	830	871
Goldman Sachs Group Inc.	6.250%	9/1/17	645	700
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,493
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,240
Goldman Sachs Group Inc.	6.150%	4/1/18	100	110
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,506
Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,509
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,356
Goldman Sachs Group Inc.	2.550%	10/23/19	5,500	5,532
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,461
Goldman Sachs Group Inc.	2.600%	4/23/20	2,000	2,008
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,974
Goldman Sachs Group Inc.	2.750%	9/15/20	500	501
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,868
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,505
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,012
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,442
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,351
Goldman Sachs Group Inc.	3.500%	1/23/25	2,625	2,573
Goldman Sachs Group Inc.	3.750%	5/22/25	600	603
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,674
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,571
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,308
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,301
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,525
Goldman Sachs Group Inc.	4.800%	7/8/44	975	983
Goldman Sachs Group Inc.	5.150%	5/22/45	1,500	1,473
HSBC Bank USA NA	4.875%	8/24/20	950	1,045
HSBC Bank USA NA	5.875%	11/1/34	675	783
HSBC Bank USA NA	5.625%	8/15/35	625	705
HSBC Bank USA NA	7.000%	1/15/39	300	385
HSBC Holdings plc	5.100%	4/5/21	3,560	3,949
HSBC Holdings plc	4.875%	1/14/22	225	247
HSBC Holdings plc	4.000%	3/30/22	700	735
HSBC Holdings plc	4.250%	3/14/24	1,000	996
HSBC Holdings plc	4.250%	8/18/25	750	739
HSBC Holdings plc	7.625%	5/17/32	400	508
HSBC Holdings plc	7.350%	11/27/32	400	506

HSBC Holdings plc	6.500%	5/2/36	1,485	1,747
HSBC Holdings plc	6.500%	9/15/37	2,160	2,524
HSBC Holdings plc	6.800%	6/1/38	550	672
HSBC Holdings plc	6.100%	1/14/42	200	246
HSBC Holdings plc	5.250%	3/14/44	1,000	1,017
HSBC USA Inc.	1.500%	11/13/17	1,425	1,422
HSBC USA Inc.	1.625%	1/16/18	1,925	1,921
HSBC USA Inc.	2.000%	8/7/18	375	375
HSBC USA Inc.	2.625%	9/24/18	850	865
HSBC USA Inc.	2.375%	11/13/19	1,025	1,023
HSBC USA Inc.	2.350%	3/5/20	1,175	1,159
HSBC USA Inc.	2.750%	8/7/20	500	502
HSBC USA Inc.	5.000%	9/27/20	645	711
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	531
Huntington National Bank	1.300%	11/20/16	300	300
Huntington National Bank	1.375%	4/24/17	1,100	1,094
Huntington National Bank	2.000%	6/30/18	250	251
Huntington National Bank	2.400%	4/1/20	250	248
Huntington National Bank	2.875%	8/20/20	800	807
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,004
Intesa Sanpaolo SPA	3.875%	1/16/18	525	540
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,659
Intesa Sanpaolo SPA	5.250%	1/12/24	625	669
JPMorgan Chase & Co.	1.350%	2/15/17	4,332	4,338
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,561
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,633
JPMorgan Chase & Co.	1.800%	1/25/18	75	75
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,147
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,367
JPMorgan Chase & Co.	2.350%	1/28/19	1,325	1,335
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,593
JPMorgan Chase & Co.	2.200%	10/22/19	75	75
JPMorgan Chase & Co.	2.250%	1/23/20	2,900	2,873
JPMorgan Chase & Co.	2.750%	6/23/20	1,300	1,308
JPMorgan Chase & Co.	4.400%	7/22/20	905	976
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,260
JPMorgan Chase & Co.	4.625%	5/10/21	835	909
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,079
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,887
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,424
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,582
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,249
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,623
JPMorgan Chase & Co.	3.625%	5/13/24	275	278
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	1,972
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,545
JPMorgan Chase & Co.	3.900%	7/15/25	1,250	1,273
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,369
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,381
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,072
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,088
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,344
JPMorgan Chase & Co.	5.625%	8/16/43	900	986
JPMorgan Chase & Co.	4.950%	6/1/45	250	247
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,794
KeyBank NA	1.650%	2/1/18	450	450
KeyBank NA	1.700%	6/1/18	500	499

KeyBank NA	2.500%	12/15/19	300	304
KeyBank NA	2.250%	3/16/20	500	499
KeyBank NA	3.300%	6/1/25	500	494
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,449
Lloyds Bank plc	4.200%	3/28/17	400	417
Lloyds Bank plc	1.750%	3/16/18	400	400
Lloyds Bank plc	1.750%	5/14/18	450	450
Lloyds Bank plc	2.300%	11/27/18	800	810
Lloyds Bank plc	2.400%	3/17/20	125	125
Lloyds Bank plc	6.375%	1/21/21	1,875	2,246
Lloyds Bank plc	3.500%	5/14/25	800	794
Lloyds Banking Group plc	4.500%	11/4/24	500	504
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	449
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	661
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,562
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	803
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	472
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,000	2,875
Morgan Stanley	5.750%	10/18/16	425	445
Morgan Stanley	5.450%	1/9/17	1,385	1,454
Morgan Stanley	4.750%	3/22/17	1,120	1,173
Morgan Stanley	5.550%	4/27/17	1,000	1,061
Morgan Stanley	5.950%	12/28/17	1,110	1,209
Morgan Stanley	1.875%	1/5/18	1,100	1,103
Morgan Stanley	6.625%	4/1/18	3,235	3,601
Morgan Stanley	2.125%	4/25/18	2,925	2,940
Morgan Stanley	2.200%	12/7/18	500	505
Morgan Stanley	2.500%	1/24/19	1,675	1,698
Morgan Stanley	7.300%	5/13/19	1,390	1,623
Morgan Stanley	2.375%	7/23/19	2,500	2,500
Morgan Stanley	5.625%	9/23/19	1,715	1,914
Morgan Stanley	5.500%	1/26/20	525	587
Morgan Stanley	2.650%	1/27/20	900	901
Morgan Stanley	2.800%	6/16/20	1,000	1,005
Morgan Stanley	5.500%	7/24/20	650	729
Morgan Stanley	5.750%	1/25/21	1,335	1,518
Morgan Stanley	5.500%	7/28/21	1,575	1,780
Morgan Stanley	4.875%	11/1/22	875	931
Morgan Stanley	3.750%	2/25/23	950	968
Morgan Stanley	4.100%	5/22/23	2,025	2,058
Morgan Stanley	3.875%	4/29/24	1,950	1,993
Morgan Stanley	3.700%	10/23/24	1,625	1,631
Morgan Stanley	4.000%	7/23/25	4,050	4,127
Morgan Stanley	5.000%	11/24/25	1,000	1,060
Morgan Stanley	4.350%	9/8/26	1,375	1,383
Morgan Stanley	3.950%	4/23/27	1,500	1,449
Morgan Stanley	7.250%	4/1/32	705	927
Morgan Stanley	6.375%	7/24/42	1,525	1,885
Morgan Stanley	4.300%	1/27/45	1,500	1,392
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	847
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	747
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	281
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	333
MUFG Union Bank NA	5.950%	5/11/16	450	463
MUFG Union Bank NA	1.500%	9/26/16	275	276
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,221

MUFG Union Bank NA	2.250%	5/6/19	300	301
Murray Street Investment Trust I	4.647%	3/9/17	725	756
National Australia Bank Ltd.	2.750%	3/9/17	425	435
National Australia Bank Ltd.	2.300%	7/25/18	750	762
National Australia Bank Ltd.	3.000%	1/20/23	325	328
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	357
Northern Trust Co.	6.500%	8/15/18	75	85
Northern Trust Corp.	3.450%	11/4/20	300	317
Northern Trust Corp.	2.375%	8/2/22	825	801
Northern Trust Corp.	3.950%	10/30/25	525	548
People's United Bank	4.000%	7/15/24	275	274
People's United Financial Inc.	3.650%	12/6/22	350	349
PNC Bank NA	4.875%	9/21/17	1,250	1,324
PNC Bank NA	1.500%	10/18/17	525	526
PNC Bank NA	6.000%	12/7/17	350	381
PNC Bank NA	1.500%	2/23/18	425	424
PNC Bank NA	1.600%	6/1/18	500	499
PNC Bank NA	2.250%	7/2/19	600	604
PNC Bank NA	2.400%	10/18/19	600	604
PNC Bank NA	2.300%	6/1/20	500	496
PNC Bank NA	2.950%	1/30/23	100	98
PNC Bank NA	3.800%	7/25/23	700	721
PNC Bank NA	3.300%	10/30/24	350	349
PNC Bank NA	2.950%	2/23/25	750	726
PNC Bank NA	3.250%	6/1/25	300	296
PNC Bank NA	4.200%	11/1/25	825	864
PNC Financial Services Group Inc.	1.850%	7/20/18	500	501
PNC Financial Services Group Inc.	2.600%	7/21/20	400	405
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,794
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,467
PNC Funding Corp.	2.700%	9/19/16	105	106
PNC Funding Corp.	6.700%	6/10/19	50	58
PNC Funding Corp.	5.125%	2/8/20	770	863
PNC Funding Corp.	4.375%	8/11/20	800	875
PNC Funding Corp.	3.300%	3/8/22	1,900	1,953
Regions Bank	6.450%	6/26/37	500	604
Regions Financial Corp.	2.000%	5/15/18	1,325	1,324
Royal Bank of Canada	2.875%	4/19/16	125	127
Royal Bank of Canada	1.000%	4/27/17	250	250
Royal Bank of Canada	1.250%	6/16/17	625	626
Royal Bank of Canada	1.400%	10/13/17	1,075	1,074
Royal Bank of Canada	1.500%	1/16/18	1,375	1,374
Royal Bank of Canada	2.200%	7/27/18	2,375	2,412
Royal Bank of Canada	1.800%	7/30/18	1,000	1,005
Royal Bank of Canada	2.200%	9/23/19	1,800	1,831
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	399
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,230
Royal Bank of Scotland plc	5.625%	8/24/20	695	791
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,073
Santander Bank NA	2.000%	1/12/18	375	374
Santander Holdings USA Inc.	3.450%	8/27/18	625	645
Santander Holdings USA Inc.	2.650%	4/17/20	250	248
Santander Holdings USA Inc.	4.500%	7/17/25	500	503
Societe Generale SA	2.750%	10/12/17	550	562
Societe Generale SA	2.625%	10/1/18	450	459
State Street Corp.	4.956%	3/15/18	1,025	1,089
State Street Corp.	1.350%	5/15/18	150	149

State Street Corp.	4.375%	3/7/21	615	675
State Street Corp.	3.100%	5/15/23	400	393
State Street Corp.	3.700%	11/20/23	851	889
State Street Corp.	3.300%	12/16/24	500	504
State Street Corp.	3.550%	8/18/25	850	865
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	497
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	753
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,069
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,018
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	531
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	648
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	326
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	754
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	920
SunTrust Bank	7.250%	3/15/18	75	84
SunTrust Bank	2.750%	5/1/23	250	240
SunTrust Banks Inc.	3.500%	1/20/17	380	389
SunTrust Banks Inc.	2.350%	11/1/18	475	479
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,011
SVB Financial Group	3.500%	1/29/25	225	218
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,280
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,379
Svenska Handelsbanken AB	2.500%	1/25/19	775	794
Svenska Handelsbanken AB	2.250%	6/17/19	850	862
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	3.000%	8/15/19	200	202
Synchrony Financial	2.700%	2/3/20	1,050	1,038
Synchrony Financial	3.750%	8/15/21	300	302
Synchrony Financial	4.250%	8/15/24	4,750	4,734
Toronto-Dominion Bank	2.375%	10/19/16	630	640
Toronto-Dominion Bank	1.125%	5/2/17	550	551
Toronto-Dominion Bank	1.625%	3/13/18	3,250	3,262
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,665
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,554
Toronto-Dominion Bank	2.125%	7/2/19	500	503
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,358
UBS AG	1.375%	6/1/17	825	823
UBS AG	7.375%	6/15/17	200	218
UBS AG	1.375%	8/14/17	700	698
UBS AG	5.875%	12/20/17	2,215	2,412
UBS AG	1.800%	3/26/18	2,700	2,699
UBS AG	5.750%	4/25/18	835	915
UBS AG	2.350%	3/26/20	650	649
UBS AG	4.875%	8/4/20	1,025	1,141
US Bancorp	1.650%	5/15/17	325	328
US Bancorp	2.200%	4/25/19	1,100	1,118
US Bancorp	4.125%	5/24/21	915	992
US Bancorp	3.000%	3/15/22	575	588
US Bancorp	2.950%	7/15/22	375	371
US Bancorp	3.600%	9/11/24	150	152
US Bank NA	1.375%	9/11/17	1,250	1,254
US Bank NA	1.350%	1/26/18	900	900
US Bank NA	2.125%	10/28/19	1,000	1,007
US Bank NA	2.800%	1/27/25	1,050	1,023
Wachovia Bank NA	6.000%	11/15/17	250	272
Wachovia Bank NA	5.850%	2/1/37	425	505

Wachovia Corp.	5.750%	6/15/17	300	322
Wachovia Corp.	5.750%	2/1/18	985	1,077
Wachovia Corp.	7.500%	4/15/35	150	200
Wachovia Corp.	5.500%	8/1/35	200	226
Wachovia Corp.	6.550%	10/15/35	100	123
Wells Fargo & Co.	5.125%	9/15/16	740	768
Wells Fargo & Co.	2.625%	12/15/16	575	586
Wells Fargo & Co.	2.100%	5/8/17	425	431
Wells Fargo & Co.	1.150%	6/2/17	450	450
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,318
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,722
Wells Fargo & Co.	2.150%	1/15/19	500	504
Wells Fargo & Co.	2.125%	4/22/19	2,300	2,316
Wells Fargo & Co.	2.600%	7/22/20	500	504
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,108
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,922
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,655
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,668
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,608
Wells Fargo & Co.	3.550%	9/29/25	1,000	997
Wells Fargo & Co.	4.100%	6/3/26	2,875	2,891
Wells Fargo & Co.	4.300%	7/22/27	1,600	1,624
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,093
Wells Fargo & Co.	5.606%	1/15/44	2,000	2,228
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,200
Wells Fargo & Co.	3.900%	5/1/45	3,000	2,744
Wells Fargo Bank NA	5.950%	8/26/36	550	665
Wells Fargo Bank NA	6.600%	1/15/38	605	790
5 Wells Fargo Capital X	5.950%	12/1/86	425	425
Westpac Banking Corp.	1.200%	5/19/17	600	601
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,292
Westpac Banking Corp.	1.500%	12/1/17	725	726
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,858
Westpac Banking Corp.	2.250%	7/30/18	250	254
Westpac Banking Corp.	2.250%	1/17/19	875	885
Westpac Banking Corp.	4.875%	11/19/19	930	1,033

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	357
Affiliated Managers Group Inc.	3.500%	8/1/25	950	914
Ameriprise Financial Inc.	7.300%	6/28/19	200	237
Ameriprise Financial Inc.	5.300%	3/15/20	125	141
Ameriprise Financial Inc.	4.000%	10/15/23	725	759
Ameriprise Financial Inc.	3.700%	10/15/24	350	359
Apollo Investment Corp.	5.250%	3/3/25	200	200
BGC Partners Inc.	5.375%	12/9/19	175	180
BlackRock Inc.	6.250%	9/15/17	425	466
BlackRock Inc.	5.000%	12/10/19	475	532
BlackRock Inc.	4.250%	5/24/21	475	525
BlackRock Inc.	3.375%	6/1/22	475	491
BlackRock Inc.	3.500%	3/18/24	1,000	1,026
Brookfield Asset Management Inc.	4.000%	1/15/25	550	543
Brookfield Asset Management Inc.	7.375%	3/1/33	150	179
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,256
CME Group Inc.	3.000%	9/15/22	875	880
CME Group Inc.	3.000%	3/15/25	300	295
CME Group Inc.	5.300%	9/15/43	325	367
Eaton Vance Corp.	3.625%	6/15/23	200	204

Franklin Resources Inc.	1.375%	9/15/17	175	176
Franklin Resources Inc.	4.625%	5/20/20	225	250
Franklin Resources Inc.	2.800%	9/15/22	575	566
Franklin Resources Inc.	2.850%	3/30/25	125	120
Intercontinental Exchange Inc.	2.500%	10/15/18	425	433
Intercontinental Exchange Inc.	4.000%	10/15/23	350	363
Invesco Finance plc	3.125%	11/30/22	500	507
Invesco Finance plc	4.000%	1/30/24	650	683
Invesco Finance plc	5.375%	11/30/43	775	869
Janus Capital Group Inc.	4.875%	8/1/25	250	256
Jefferies Group LLC	5.125%	4/13/18	320	336
Jefferies Group LLC	8.500%	7/15/19	455	539
Jefferies Group LLC	6.875%	4/15/21	620	697
Jefferies Group LLC	5.125%	1/20/23	300	301
Jefferies Group LLC	6.250%	1/15/36	320	302
Jefferies Group LLC	6.500%	1/20/43	250	237
Lazard Group LLC	6.850%	6/15/17	61	66
Lazard Group LLC	4.250%	11/14/20	75	79
Lazard Group LLC	3.750%	2/13/25	100	95
Legg Mason Inc.	2.700%	7/15/19	175	176
Legg Mason Inc.	3.950%	7/15/24	150	150
Legg Mason Inc.	5.625%	1/15/44	450	468
Leucadia National Corp.	5.500%	10/18/23	475	478
Leucadia National Corp.	6.625%	10/23/43	125	115
NASDAQ Inc.	5.550%	1/15/20	650	716
Nomura Holdings Inc.	2.750%	3/19/19	625	634
Nomura Holdings Inc.	6.700%	3/4/20	900	1,051
NYSE Euronext	2.000%	10/5/17	200	202
Stifel Financial Corp.	4.250%	7/18/24	200	201
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	114
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	600
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	459

Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	675	705
Air Lease Corp.	2.125%	1/15/18	300	295
Air Lease Corp.	3.375%	1/15/19	425	431
Air Lease Corp.	4.750%	3/1/20	275	294
Air Lease Corp.	3.875%	4/1/21	300	304
Air Lease Corp.	3.750%	2/1/22	1,975	1,972
Air Lease Corp.	4.250%	9/15/24	75	73
Ares Capital Corp.	4.875%	11/30/18	875	908
Ares Capital Corp.	3.875%	1/15/20	1,425	1,468
FS Investment Corp.	4.000%	7/15/19	250	252
FS Investment Corp.	4.750%	5/15/22	150	148
GATX Corp.	3.500%	7/15/16	225	229
GATX Corp.	1.250%	3/4/17	175	174
GATX Corp.	2.375%	7/30/18	150	151
GATX Corp.	2.500%	7/30/19	150	150
GATX Corp.	4.750%	6/15/22	275	292
GATX Corp.	3.250%	3/30/25	375	355
GATX Corp.	5.200%	3/15/44	150	147
GATX Corp.	4.500%	3/30/45	150	133
5 GE Capital Trust I	6.375%	11/15/67	500	536
General Electric Capital Corp.	3.350%	10/17/16	750	771
General Electric Capital Corp.	2.900%	1/9/17	750	768
General Electric Capital Corp.	5.400%	2/15/17	750	794
General Electric Capital Corp.	2.300%	4/27/17	2,385	2,436

General Electric Capital Corp.	1.250%	5/15/17	600	603
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,777
General Electric Capital Corp.	1.625%	4/2/18	900	907
General Electric Capital Corp.	5.625%	5/1/18	2,400	2,653
General Electric Capital Corp.	2.300%	1/14/19	750	763
General Electric Capital Corp.	6.000%	8/7/19	1,250	1,445
General Electric Capital Corp.	2.100%	12/11/19	100	101
General Electric Capital Corp.	5.500%	1/8/20	1,705	1,951
General Electric Capital Corp.	2.200%	1/9/20	1,900	1,921
General Electric Capital Corp.	5.550%	5/4/20	1,675	1,932
General Electric Capital Corp.	4.375%	9/16/20	2,290	2,527
General Electric Capital Corp.	4.625%	1/7/21	1,360	1,524
General Electric Capital Corp.	5.300%	2/11/21	1,794	2,064
General Electric Capital Corp.	4.650%	10/17/21	2,160	2,434
General Electric Capital Corp.	3.150%	9/7/22	1,110	1,146
General Electric Capital Corp.	3.100%	1/9/23	2,237	2,287
General Electric Capital Corp.	3.450%	5/15/24	550	577
General Electric Capital Corp.	6.750%	3/15/32	3,265	4,445
General Electric Capital Corp.	6.150%	8/7/37	1,300	1,680
General Electric Capital Corp.	5.875%	1/14/38	3,360	4,198
General Electric Capital Corp.	6.875%	1/10/39	2,810	3,951
5 General Electric Capital Corp.	6.375%	11/15/67	1,043	1,119
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,282
8 International Lease Finance Corp.	7.125%	9/1/18	775	852
Prospect Capital Corp.	5.000%	7/15/19	175	182
Prospect Capital Corp.	5.875%	3/15/23	150	150

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	110
ACE INA Holdings Inc.	2.600%	11/23/15	290	290
ACE INA Holdings Inc.	5.700%	2/15/17	200	212
ACE INA Holdings Inc.	5.800%	3/15/18	50	55
ACE INA Holdings Inc.	5.900%	6/15/19	340	387
ACE INA Holdings Inc.	2.700%	3/13/23	350	341
ACE INA Holdings Inc.	3.350%	5/15/24	275	275
ACE INA Holdings Inc.	3.150%	3/15/25	700	683
ACE INA Holdings Inc.	4.150%	3/13/43	225	214
AEGON Funding Co. LLC	5.750%	12/15/20	664	756
Aetna Inc.	1.500%	11/15/17	325	325
Aetna Inc.	2.200%	3/15/19	250	250
Aetna Inc.	3.950%	9/1/20	75	80
Aetna Inc.	4.125%	6/1/21	320	341
Aetna Inc.	2.750%	11/15/22	650	627
Aetna Inc.	3.500%	11/15/24	495	493
Aetna Inc.	6.625%	6/15/36	500	617
Aetna Inc.	6.750%	12/15/37	350	435
Aetna Inc.	4.500%	5/15/42	450	439
Aetna Inc.	4.125%	11/15/42	200	186
Aflac Inc.	2.650%	2/15/17	325	332
Aflac Inc.	2.400%	3/16/20	150	151
Aflac Inc.	4.000%	2/15/22	325	346
Aflac Inc.	3.625%	6/15/23	1,000	1,025
Aflac Inc.	3.625%	11/15/24	480	488
Aflac Inc.	3.250%	3/17/25	300	295
Aflac Inc.	6.900%	12/17/39	150	195
Aflac Inc.	6.450%	8/15/40	300	370
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.950%	6/27/22	425	460

Alleghany Corp.	4.900%	9/15/44	375	364
Allied World Assurance Co. Ltd.	5.500%	11/15/20	200	222
Allstate Corp.	3.150%	6/15/23	550	554
Allstate Corp.	5.550%	5/9/35	105	123
Allstate Corp.	4.500%	6/15/43	425	431
5 Allstate Corp.	5.750%	8/15/53	250	257
5 Allstate Corp.	6.125%	5/15/67	165	167
5 Allstate Corp.	6.500%	5/15/67	700	782
Alterra Finance LLC	6.250%	9/30/20	95	109
American Financial Group Inc.	9.875%	6/15/19	100	125
American International Group Inc.	5.600%	10/18/16	800	834
American International Group Inc.	5.850%	1/16/18	600	657
American International Group Inc.	2.300%	7/16/19	650	653
American International Group Inc.	3.375%	8/15/20	425	444
American International Group Inc.	6.400%	12/15/20	1,160	1,372
American International Group Inc.	4.875%	6/1/22	1,425	1,575
American International Group Inc.	4.125%	2/15/24	650	684
American International Group Inc.	3.750%	7/10/25	800	815
American International Group Inc.	3.875%	1/15/35	800	741
American International Group Inc.	4.700%	7/10/35	325	333
American International Group Inc.	6.250%	5/1/36	1,525	1,844
American International Group Inc.	4.500%	7/16/44	1,475	1,443
American International Group Inc.	4.800%	7/10/45	450	463
American International Group Inc.	4.375%	1/15/55	525	479
5 American International Group Inc.	8.175%	5/15/68	400	531
5 American International Group Inc.	6.250%	3/15/87	283	308
Anthem Inc.	2.375%	2/15/17	250	253
Anthem Inc.	5.875%	6/15/17	250	268
Anthem Inc.	1.875%	1/15/18	425	425
Anthem Inc.	7.000%	2/15/19	145	166
Anthem Inc.	2.250%	8/15/19	550	547
Anthem Inc.	4.350%	8/15/20	450	484
Anthem Inc.	3.700%	8/15/21	445	459
Anthem Inc.	3.125%	5/15/22	550	542
Anthem Inc.	3.300%	1/15/23	750	739
Anthem Inc.	3.500%	8/15/24	525	519
Anthem Inc.	5.950%	12/15/34	300	328
Anthem Inc.	5.850%	1/15/36	150	163
Anthem Inc.	6.375%	6/15/37	630	753
Anthem Inc.	4.625%	5/15/42	575	569
Anthem Inc.	4.650%	1/15/43	650	637
Anthem Inc.	5.100%	1/15/44	400	418
Anthem Inc.	4.650%	8/15/44	525	509
Anthem Inc.	4.850%	8/15/54	175	171
Aon Corp.	5.000%	9/30/20	990	1,098
Aon Corp.	8.205%	1/1/27	50	65
Aon Corp.	6.250%	9/30/40	150	177
Aon plc	4.000%	11/27/23	350	361
Aon plc	3.500%	6/14/24	425	419
Aon plc	4.450%	5/24/43	125	120
Aon plc	4.600%	6/14/44	625	611
Arch Capital Group Ltd.	7.350%	5/1/34	500	663
Arch Capital Group US Inc.	5.144%	11/1/43	275	283
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	500
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,534
Assurant Inc.	6.750%	2/15/34	550	660
AXA SA	8.600%	12/15/30	830	1,129
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,125

AXIS Specialty Finance plc	2.650%	4/1/19	150	151
AXIS Specialty Finance plc	5.150%	4/1/45	150	153
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,729
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	534
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	526
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	306
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	152
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	395
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	265
Berkshire Hathaway Inc.	1.900%	1/31/17	725	735
Berkshire Hathaway Inc.	3.000%	2/11/23	375	379
Berkshire Hathaway Inc.	4.500%	2/11/43	925	922
Brown & Brown Inc.	4.200%	9/15/24	1,300	1,311
Chubb Corp.	5.750%	5/15/18	395	438
Chubb Corp.	6.000%	5/11/37	375	461
5 Chubb Corp.	6.375%	3/29/67	1,035	1,023
Cigna Corp.	5.125%	6/15/20	100	111
Cigna Corp.	4.375%	12/15/20	100	107
Cigna Corp.	4.500%	3/15/21	210	226
Cigna Corp.	4.000%	2/15/22	490	508
Cigna Corp.	3.250%	4/15/25	600	579
Cigna Corp.	6.150%	11/15/36	325	370
Cigna Corp.	5.875%	3/15/41	235	273
Cigna Corp.	5.375%	2/15/42	190	207
Cincinnati Financial Corp.	6.125%	11/1/34	325	382
CNA Financial Corp.	7.350%	11/15/19	2,052	2,421
CNA Financial Corp.	5.875%	8/15/20	145	164
CNA Financial Corp.	5.750%	8/15/21	175	200
Coventry Health Care Inc.	5.950%	3/15/17	250	266
Coventry Health Care Inc.	5.450%	6/15/21	390	439
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	181
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	291
First American Financial Corp.	4.300%	2/1/23	100	101
First American Financial Corp.	4.600%	11/15/24	350	358
Hartford Financial Services Group Inc.	5.500%	10/15/16	175	183
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	159
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,493
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	336
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	111
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	598
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	482
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	255
Humana Inc.	7.200%	6/15/18	50	57
Humana Inc.	2.625%	10/1/19	150	152
Humana Inc.	3.150%	12/1/22	400	396
Humana Inc.	3.850%	10/1/24	450	452
Humana Inc.	8.150%	6/15/38	325	464
Humana Inc.	4.625%	12/1/42	265	255
Humana Inc.	4.950%	10/1/44	400	408
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	105
Kemper Corp.	4.350%	2/15/25	500	504
Lincoln National Corp.	8.750%	7/1/19	325	397
Lincoln National Corp.	6.250%	2/15/20	305	353
Lincoln National Corp.	4.200%	3/15/22	325	341
Lincoln National Corp.	4.000%	9/1/23	225	233

Lincoln National Corp.	3.350%	3/9/25	200	197
Lincoln National Corp.	6.150%	4/7/36	350	410
Lincoln National Corp.	7.000%	6/15/40	340	437
Loews Corp.	2.625%	5/15/23	175	167
Loews Corp.	6.000%	2/1/35	200	232
Loews Corp.	4.125%	5/15/43	475	434
Manulife Financial Corp.	4.900%	9/17/20	475	527
Markel Corp.	7.125%	9/30/19	125	147
Markel Corp.	4.900%	7/1/22	575	628
Markel Corp.	3.625%	3/30/23	175	175
Markel Corp.	5.000%	3/30/43	125	126
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	229
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	503
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	601
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	368
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	350
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,053
MetLife Inc.	1.756%	12/15/17	425	428
MetLife Inc.	1.903%	12/15/17	225	227
MetLife Inc.	6.817%	8/15/18	580	662
MetLife Inc.	7.717%	2/15/19	105	124
MetLife Inc.	4.750%	2/8/21	305	339
MetLife Inc.	3.048%	12/15/22	725	725
MetLife Inc.	4.368%	9/15/23	500	537
MetLife Inc.	3.600%	4/10/24	750	764
MetLife Inc.	3.000%	3/1/25	1,500	1,459
MetLife Inc.	6.375%	6/15/34	505	625
MetLife Inc.	5.700%	6/15/35	675	783
MetLife Inc.	5.875%	2/6/41	440	530
MetLife Inc.	4.125%	8/13/42	475	449
MetLife Inc.	4.875%	11/13/43	600	636
MetLife Inc.	4.721%	12/15/44	1,200	1,247
MetLife Inc.	4.050%	3/1/45	1,000	938
5 MetLife Inc.	6.400%	12/15/66	1,505	1,642
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	470
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	102
PartnerRe Finance B LLC	5.500%	6/1/20	200	222
Primerica Inc.	4.750%	7/15/22	50	54
Principal Financial Group Inc.	8.875%	5/15/19	410	500
Principal Financial Group Inc.	3.125%	5/15/23	200	197
Principal Financial Group Inc.	6.050%	10/15/36	200	232
Principal Financial Group Inc.	4.350%	5/15/43	125	119
5 Principal Financial Group Inc.	4.700%	5/15/55	500	496
ProAssurance Corp.	5.300%	11/15/23	100	108
Progressive Corp.	3.750%	8/23/21	2,445	2,607
Progressive Corp.	6.625%	3/1/29	150	196
Progressive Corp.	3.700%	1/26/45	250	223
5 Progressive Corp.	6.700%	6/15/67	425	430
Protective Life Corp.	7.375%	10/15/19	100	118
Protective Life Corp.	8.450%	10/15/39	175	232
Prudential Financial Inc.	5.500%	3/15/16	50	51
Prudential Financial Inc.	6.000%	12/1/17	675	737
Prudential Financial Inc.	2.300%	8/15/18	825	838
Prudential Financial Inc.	7.375%	6/15/19	455	535
Prudential Financial Inc.	2.350%	8/15/19	225	227
Prudential Financial Inc.	5.375%	6/21/20	430	485

Prudential Financial Inc.	4.500%	11/15/20	75	82
Prudential Financial Inc.	4.500%	11/16/21	275	302
Prudential Financial Inc.	3.500%	5/15/24	450	451
Prudential Financial Inc.	5.750%	7/15/33	320	365
Prudential Financial Inc.	5.400%	6/13/35	295	322
Prudential Financial Inc.	5.900%	3/17/36	775	899
Prudential Financial Inc.	5.700%	12/14/36	505	574
Prudential Financial Inc.	6.625%	12/1/37	500	625
Prudential Financial Inc.	6.625%	6/21/40	250	316
Prudential Financial Inc.	5.625%	5/12/41	105	119
5 Prudential Financial Inc.	5.875%	9/15/42	525	555
5 Prudential Financial Inc.	5.625%	6/15/43	975	1,009
Prudential Financial Inc.	5.100%	8/15/43	225	239
5 Prudential Financial Inc.	5.200%	3/15/44	325	319
Prudential Financial Inc.	4.600%	5/15/44	500	502
5 Prudential Financial Inc.	5.375%	5/15/45	650	648
Reinsurance Group of America Inc.	6.450%	11/15/19	275	314
Reinsurance Group of America Inc.	5.000%	6/1/21	250	275
Reinsurance Group of America Inc.	4.700%	9/15/23	250	269
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	215
Torchmark Corp.	3.800%	9/15/22	200	203
Transatlantic Holdings Inc.	8.000%	11/30/39	625	839
Travelers Cos. Inc.	5.800%	5/15/18	910	1,008
Travelers Cos. Inc.	3.900%	11/1/20	330	357
Travelers Cos. Inc.	6.750%	6/20/36	475	623
Travelers Cos. Inc.	6.250%	6/15/37	145	183
Travelers Cos. Inc.	5.350%	11/1/40	130	150
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,044
Travelers Cos. Inc.	4.300%	8/25/45	250	250
Trinity Acquisition plc	6.125%	8/15/43	525	580
UnitedHealth Group Inc.	1.875%	11/15/16	225	228
UnitedHealth Group Inc.	6.000%	6/15/17	875	944
UnitedHealth Group Inc.	1.450%	7/17/17	750	753
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,609
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,011
UnitedHealth Group Inc.	1.625%	3/15/19	325	323
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	850	868
UnitedHealth Group Inc.	4.700%	2/15/21	165	183
UnitedHealth Group Inc.	3.375%	11/15/21	105	110
UnitedHealth Group Inc.	2.875%	12/15/21	500	508
UnitedHealth Group Inc.	2.875%	3/15/22	525	528
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,600
UnitedHealth Group Inc.	2.750%	2/15/23	400	394
UnitedHealth Group Inc.	2.875%	3/15/23	200	199
UnitedHealth Group Inc.	3.750%	7/15/25	1,250	1,293
UnitedHealth Group Inc.	4.625%	7/15/35	300	319
UnitedHealth Group Inc.	6.500%	6/15/37	200	256
UnitedHealth Group Inc.	6.625%	11/15/37	325	418
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,877
UnitedHealth Group Inc.	5.950%	2/15/41	240	291
UnitedHealth Group Inc.	4.625%	11/15/41	1,050	1,077
UnitedHealth Group Inc.	4.375%	3/15/42	325	321
UnitedHealth Group Inc.	3.950%	10/15/42	400	379
UnitedHealth Group Inc.	4.250%	3/15/43	75	74
UnitedHealth Group Inc.	4.750%	7/15/45	1,325	1,400
Unum Group	5.625%	9/15/20	50	56
Unum Group	4.000%	3/15/24	200	207

Unum Group	5.750%	8/15/42	200	225
Validus Holdings Ltd.	8.875%	1/26/40	150	193
Voya Financial Inc.	2.900%	2/15/18	675	690
Voya Financial Inc.	5.500%	7/15/22	50	57
Voya Financial Inc.	5.700%	7/15/43	350	401
Willis Group Holdings plc	5.750%	3/15/21	265	297
Willis North America Inc.	6.200%	3/28/17	300	317
WR Berkley Corp.	5.375%	9/15/20	50	56
WR Berkley Corp.	4.625%	3/15/22	225	240
XLIT Ltd.	5.750%	10/1/21	545	624
XLIT Ltd.	6.375%	11/15/24	100	119
XLIT Ltd.	4.450%	3/31/25	200	201
XLIT Ltd.	5.250%	12/15/43	100	106
XLIT Ltd.	5.500%	3/31/45	300	284

Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	245	247
XTRA Finance Corp.	5.150%	4/1/17	575	608

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	249
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	314
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	253
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	251
AvalonBay Communities Inc.	2.850%	3/15/23	200	194
AvalonBay Communities Inc.	4.200%	12/15/23	175	184
AvalonBay Communities Inc.	3.500%	11/15/24	250	249
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,282
BioMed Realty LP	2.625%	5/1/19	250	241
BioMed Realty LP	4.250%	7/15/22	400	396
Boston Properties LP	3.700%	11/15/18	2,120	2,222
Boston Properties LP	5.625%	11/15/20	325	368
Boston Properties LP	4.125%	5/15/21	190	202
Boston Properties LP	3.850%	2/1/23	950	972
Boston Properties LP	3.125%	9/1/23	1,375	1,334
Brandywine Operating Partnership LP	4.950%	4/15/18	725	767
Brandywine Operating Partnership LP	4.100%	10/1/24	250	245
Brandywine Operating Partnership LP	4.550%	10/1/29	175	172
Brixmor Operating Partnership LP	3.850%	2/1/25	2,725	2,647
Camden Property Trust	4.250%	1/15/24	1,100	1,150
CBL & Associates LP	5.250%	12/1/23	600	624
CBL & Associates LP	4.600%	10/15/24	175	172
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	500	494
Corporate Office Properties LP	3.700%	6/15/21	100	98
Corporate Office Properties LP	3.600%	5/15/23	400	377
CubeSmart LP	4.375%	12/15/23	350	365
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	206
DDR Corp.	7.875%	9/1/20	500	609
DDR Corp.	3.500%	1/15/21	225	228
DDR Corp.	4.625%	7/15/22	500	524
DDR Corp.	3.375%	5/15/23	400	382
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,294
Digital Realty Trust LP	3.950%	7/1/22	900	905

Digital Realty Trust LP	3.625%	10/1/22	1,580	1,533
Duke Realty LP	5.950%	2/15/17	132	140
Duke Realty LP	3.625%	4/15/23	875	863
EPR Properties	5.750%	8/15/22	75	79
EPR Properties	5.250%	7/15/23	400	410
EPR Properties	4.500%	4/1/25	300	288
Equity CommonWealth	6.650%	1/15/18	1,175	1,266
ERP Operating LP	5.750%	6/15/17	500	535
ERP Operating LP	2.375%	7/1/19	375	378
ERP Operating LP	4.750%	7/15/20	265	291
ERP Operating LP	4.625%	12/15/21	115	125
ERP Operating LP	3.000%	4/15/23	625	616
ERP Operating LP	3.375%	6/1/25	350	345
ERP Operating LP	4.500%	7/1/44	550	554
ERP Operating LP	4.500%	6/1/45	350	352
Essex Portfolio LP	3.375%	1/15/23	1,150	1,146
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	194
Excel Trust LP	4.625%	5/15/24	100	99
Federal Realty Investment Trust	3.000%	8/1/22	175	174
Federal Realty Investment Trust	2.750%	6/1/23	325	314
Federal Realty Investment Trust	4.500%	12/1/44	1,000	995
HCP Inc.	5.625%	5/1/17	25	26
HCP Inc.	2.625%	2/1/20	1,800	1,794
HCP Inc.	5.375%	2/1/21	360	397
HCP Inc.	3.150%	8/1/22	150	145
HCP Inc.	4.200%	3/1/24	200	200
HCP Inc.	3.400%	2/1/25	400	377
HCP Inc.	6.750%	2/1/41	175	216
Health Care REIT Inc.	4.700%	9/15/17	50	53
Health Care REIT Inc.	2.250%	3/15/18	575	578
Health Care REIT Inc.	4.125%	4/1/19	300	317
Health Care REIT Inc.	4.000%	6/1/25	500	499
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	162
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	98
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	364
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	175
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	98
Highwoods Realty LP	3.200%	6/15/21	500	494
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,081
Hospitality Properties Trust	4.650%	3/15/24	100	100
Hospitality Properties Trust	4.500%	3/15/25	125	123
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,247
Host Hotels & Resorts LP	3.750%	10/15/23	240	236
Host Hotels & Resorts LP	4.000%	6/15/25	175	173
Kilroy Realty LP	4.800%	7/15/18	800	854
Kilroy Realty LP	3.800%	1/15/23	100	99
Kilroy Realty LP	4.375%	10/1/25	100	102
Kimco Realty Corp.	5.700%	5/1/17	375	399
Kimco Realty Corp.	6.875%	10/1/19	50	59
Kimco Realty Corp.	3.200%	5/1/21	500	506
Kimco Realty Corp.	3.125%	6/1/23	550	535
Lexington Realty Trust	4.400%	6/15/24	200	203
Liberty Property LP	3.375%	6/15/23	575	562
Liberty Property LP	4.400%	2/15/24	325	338
Liberty Property LP	3.750%	4/1/25	725	708
Mack-Cali Realty LP	7.750%	8/15/19	750	869
Mack-Cali Realty LP	4.500%	4/18/22	225	225

Mid-America Apartments LP	4.300%	10/15/23	350	359
Mid-America Apartments LP	3.750%	6/15/24	200	196
National Retail Properties Inc.	6.875%	10/15/17	25	27
National Retail Properties Inc.	3.800%	10/15/22	500	508
National Retail Properties Inc.	3.900%	6/15/24	275	276
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,008
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	276
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
8 Omega Healthcare Investors Inc.	5.250%	1/15/26	250	254
8 Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	952
Piedmont Operating Partnership LP	3.400%	6/1/23	125	119
Piedmont Operating Partnership LP	4.450%	3/15/24	275	280
Post Apartment Homes LP	3.375%	12/1/22	100	98
ProLogis LP	4.500%	8/15/17	75	79
ProLogis LP	2.750%	2/15/19	875	892
ProLogis LP	6.875%	3/15/20	200	233
Realty Income Corp.	2.000%	1/31/18	575	580
Realty Income Corp.	6.750%	8/15/19	935	1,082
Realty Income Corp.	3.250%	10/15/22	100	98
Regency Centers LP	3.750%	6/15/24	525	525
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	158
Retail Properties of America Inc.	4.000%	3/15/25	425	412
Select Income REIT	2.850%	2/1/18	175	176
Select Income REIT	4.150%	2/1/22	225	222
Select Income REIT	4.500%	2/1/25	250	240
Senior Housing Properties Trust	3.250%	5/1/19	475	480
Senior Housing Properties Trust	4.750%	5/1/24	175	176
Simon Property Group LP	5.250%	12/1/16	335	347
Simon Property Group LP	2.800%	1/30/17	425	433
Simon Property Group LP	2.150%	9/15/17	200	203
Simon Property Group LP	6.125%	5/30/18	450	498
Simon Property Group LP	2.200%	2/1/19	2,700	2,731
Simon Property Group LP	5.650%	2/1/20	1,250	1,418
Simon Property Group LP	4.375%	3/1/21	555	603
Simon Property Group LP	4.125%	12/1/21	525	565
Simon Property Group LP	3.375%	3/15/22	250	257
Simon Property Group LP	2.750%	2/1/23	400	389
Simon Property Group LP	3.750%	2/1/24	500	515
Simon Property Group LP	6.750%	2/1/40	300	394
Simon Property Group LP	4.750%	3/15/42	225	236
Tanger Properties LP	3.875%	12/1/23	125	125
Tanger Properties LP	3.750%	12/1/24	200	199
UDR Inc.	4.250%	6/1/18	400	423
UDR Inc.	3.700%	10/1/20	150	157
UDR Inc.	4.625%	1/10/22	125	134
Ventas Realty LP	3.750%	5/1/24	200	197
Ventas Realty LP	5.700%	9/30/43	450	499
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	327
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	606
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	270
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	146
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	490
Vornado Realty LP	2.500%	6/30/19	275	275
8 Washington Prime Group LP	3.850%	4/1/20	200	204
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	75	74

Weingarten Realty Investors	3.500%	4/15/23	250	245
Weingarten Realty Investors	4.450%	1/15/24	75	78
Welltower Inc.	4.950%	1/15/21	750	817
Welltower Inc.	5.250%	1/15/22	425	465
Welltower Inc.	3.750%	3/15/23	325	324
Welltower Inc.	4.500%	1/15/24	125	131
Welltower Inc.	6.500%	3/15/41	200	241
Welltower Inc.	5.125%	3/15/43	175	180
WP Carey Inc.	4.600%	4/1/24	300	306
WP Carey Inc.	4.000%	2/1/25	200	193
				902,426
Industrial (6.7%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,535
Agrium Inc.	3.150%	10/1/22	2,010	1,969
Agrium Inc.	3.500%	6/1/23	275	271
Agrium Inc.	3.375%	3/15/25	250	236
Agrium Inc.	4.125%	3/15/35	250	221
Agrium Inc.	4.900%	6/1/43	125	123
Agrium Inc.	5.250%	1/15/45	500	518
Air Products & Chemicals Inc.	1.200%	10/15/17	225	224
Air Products & Chemicals Inc.	3.000%	11/3/21	190	195
Air Products & Chemicals Inc.	2.750%	2/3/23	200	197
Air Products & Chemicals Inc.	3.350%	7/31/24	700	707
Airgas Inc.	3.050%	8/1/20	200	204
Airgas Inc.	3.650%	7/15/24	750	750
Albemarle Corp.	3.000%	12/1/19	250	251
Albemarle Corp.	4.500%	12/15/20	50	53
Albemarle Corp.	4.150%	12/1/24	300	302
Albemarle Corp.	5.450%	12/1/44	325	332
Barrick Gold Corp.	6.950%	4/1/19	350	393
Barrick Gold Corp.	3.850%	4/1/22	600	548
Barrick Gold Corp.	4.100%	5/1/23	1,050	938
Barrick Gold Corp.	5.250%	4/1/42	500	396
Barrick North America Finance LLC	6.800%	9/15/18	475	520
Barrick North America Finance LLC	4.400%	5/30/21	915	889
Barrick North America Finance LLC	7.500%	9/15/38	25	25
Barrick North America Finance LLC	5.700%	5/30/41	750	611
Barrick North America Finance LLC	5.750%	5/1/43	500	428
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	638
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	83
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	453
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,479
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	370
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	301
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	514
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	602
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,000
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	785
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,097
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,540
Braskem Finance Ltd.	6.450%	2/3/24	200	162
Cabot Corp.	2.550%	1/15/18	550	560
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	606
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	202
CF Industries Inc.	6.875%	5/1/18	1,725	1,919

CF Industries Inc.	7.125%	5/1/20	825	965
CF Industries Inc.	3.450%	6/1/23	575	547
CF Industries Inc.	5.150%	3/15/34	1,000	963
CF Industries Inc.	4.950%	6/1/43	375	347
CF Industries Inc.	5.375%	3/15/44	500	486
Domtar Corp.	6.250%	9/1/42	50	50
Domtar Corp.	6.750%	2/15/44	400	411
Dow Chemical Co.	8.550%	5/15/19	1,810	2,189
Dow Chemical Co.	4.250%	11/15/20	1,630	1,740
Dow Chemical Co.	4.125%	11/15/21	185	193
Dow Chemical Co.	3.000%	11/15/22	700	677
Dow Chemical Co.	3.500%	10/1/24	600	573
Dow Chemical Co.	7.375%	11/1/29	100	128
Dow Chemical Co.	4.250%	10/1/34	350	327
Dow Chemical Co.	9.400%	5/15/39	760	1,119
Dow Chemical Co.	5.250%	11/15/41	375	371
Dow Chemical Co.	4.375%	11/15/42	900	786
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,773
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,236
Eastman Chemical Co.	2.700%	1/15/20	400	399
Eastman Chemical Co.	3.600%	8/15/22	650	653
Eastman Chemical Co.	4.800%	9/1/42	400	389
Eastman Chemical Co.	4.650%	10/15/44	1,000	914
Ecolab Inc.	3.000%	12/8/16	175	178
Ecolab Inc.	1.450%	12/8/17	1,225	1,218
Ecolab Inc.	1.550%	1/12/18	500	498
Ecolab Inc.	2.250%	1/12/20	200	201
Ecolab Inc.	4.350%	12/8/21	50	54
Ecolab Inc.	5.500%	12/8/41	625	708
EI du Pont de Nemours & Co.	5.250%	12/15/16	58	61
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	780
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	329
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,509
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	385
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	627
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	481
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	117
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	248
FMC Corp.	3.950%	2/1/22	150	153
FMC Corp.	4.100%	2/1/24	750	761
Freeport-McMoRan Inc.	2.150%	3/1/17	125	118
Freeport-McMoRan Inc.	2.375%	3/15/18	1,375	1,200
Freeport-McMoRan Inc.	3.100%	3/15/20	1,100	916
Freeport-McMoRan Inc.	3.550%	3/1/22	1,975	1,476
Freeport-McMoRan Inc.	3.875%	3/15/23	1,655	1,229
Freeport-McMoRan Inc.	5.400%	11/14/34	250	170
Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	848
Georgia-Pacific LLC	7.375%	12/1/25	400	512
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,735
Glencore Canada Corp.	5.500%	6/15/17	250	234
Goldcorp Inc.	2.125%	3/15/18	1,100	1,087
Goldcorp Inc.	3.700%	3/15/23	600	561
Goldcorp Inc.	5.450%	6/9/44	50	46
International Paper Co.	7.500%	8/15/21	910	1,106
International Paper Co.	4.750%	2/15/22	413	445
International Paper Co.	3.650%	6/15/24	400	395
International Paper Co.	3.800%	1/15/26	350	345

International Paper Co.	5.000%	9/15/35	150	149
International Paper Co.	7.300%	11/15/39	805	987
International Paper Co.	6.000%	11/15/41	300	325
International Paper Co.	4.800%	6/15/44	500	461
International Paper Co.	5.150%	5/15/46	825	806
Kinross Gold Corp.	5.950%	3/15/24	700	574
LYB International Finance BV	4.000%	7/15/23	500	502
LYB International Finance BV	5.250%	7/15/43	500	497
LYB International Finance BV	4.875%	3/15/44	400	378
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,837
LyondellBasell Industries NV	6.000%	11/15/21	475	537
LyondellBasell Industries NV	4.625%	2/26/55	650	549
Meadwestvaco Corp.	8.200%	1/15/30	500	677
Meadwestvaco Corp.	7.950%	2/15/31	300	390
Monsanto Co.	1.150%	6/30/17	1,000	996
Monsanto Co.	2.125%	7/15/19	800	801
Monsanto Co.	2.750%	7/15/21	600	600
Monsanto Co.	2.200%	7/15/22	175	162
Monsanto Co.	3.375%	7/15/24	700	671
Monsanto Co.	2.850%	4/15/25	250	229
Monsanto Co.	4.200%	7/15/34	400	372
Monsanto Co.	5.875%	4/15/38	375	422
Monsanto Co.	3.600%	7/15/42	250	201
Monsanto Co.	4.400%	7/15/44	1,250	1,080
Monsanto Co.	3.950%	4/15/45	1,300	1,058
Monsanto Co.	4.700%	7/15/64	600	524
Mosaic Co.	3.750%	11/15/21	200	207
Mosaic Co.	4.250%	11/15/23	1,800	1,824
Mosaic Co.	5.450%	11/15/33	100	105
Mosaic Co.	4.875%	11/15/41	130	126
Mosaic Co.	5.625%	11/15/43	150	158
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,568
Newmont Mining Corp.	5.875%	4/1/35	325	279
Newmont Mining Corp.	6.250%	10/1/39	500	453
Newmont Mining Corp.	4.875%	3/15/42	950	720
Nucor Corp.	5.750%	12/1/17	385	415
Nucor Corp.	5.850%	6/1/18	875	954
Nucor Corp.	4.125%	9/15/22	200	208
Nucor Corp.	4.000%	8/1/23	325	332
Nucor Corp.	6.400%	12/1/37	325	380
Nucor Corp.	5.200%	8/1/43	400	413
Packaging Corp. of America	3.900%	6/15/22	275	281
Packaging Corp. of America	4.500%	11/1/23	425	446
Packaging Corp. of America	3.650%	9/15/24	500	499
Placer Dome Inc.	6.450%	10/15/35	375	348
Plains Exploration & Production Co.	6.500%	11/15/20	20	18
Plains Exploration & Production Co.	6.750%	2/1/22	593	520
Plains Exploration & Production Co.	6.875%	2/15/23	899	791
Plum Creek Timberlands LP	4.700%	3/15/21	275	297
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	696
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,335
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	229
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	219
PPG Industries Inc.	2.300%	11/15/19	700	707
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	175	191
Praxair Inc.	4.050%	3/15/21	925	1,001
Praxair Inc.	3.000%	9/1/21	325	334

Praxair Inc.	2.450%	2/15/22	850	831
Praxair Inc.	2.650%	2/5/25	500	484
Praxair Inc.	3.550%	11/7/42	300	275
Rayonier Inc.	3.750%	4/1/22	125	124
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	213
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	362
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	480
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,669
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,325
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	184
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,022
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,500	1,460
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	284
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	548
Rio Tinto Finance USA plc	2.000%	3/22/17	375	377
Rio Tinto Finance USA plc	2.250%	12/14/18	500	498
Rio Tinto Finance USA plc	3.500%	3/22/22	200	199
Rio Tinto Finance USA plc	4.750%	3/22/42	625	584
Rio Tinto Finance USA plc	4.125%	8/21/42	1,100	945
Rock-Tenn Co.	3.500%	3/1/20	1,725	1,783
Rock-Tenn Co.	4.900%	3/1/22	250	271
Rockwood Specialties Group Inc.	4.625%	10/15/20	750	773
Rohm & Haas Co.	7.850%	7/15/29	300	394
RPM International Inc.	6.125%	10/15/19	75	84
RPM International Inc.	3.450%	11/15/22	250	244
Sherwin-Williams Co.	3.450%	8/1/25	900	911
Sherwin-Williams Co.	4.550%	8/1/45	270	280
Sigma-Aldrich Corp.	3.375%	11/1/20	75	78
Southern Copper Corp.	5.375%	4/16/20	200	214
Southern Copper Corp.	3.875%	4/23/25	850	779
Southern Copper Corp.	7.500%	7/27/35	1,625	1,598
Southern Copper Corp.	6.750%	4/16/40	250	224
Southern Copper Corp.	5.875%	4/23/45	1,550	1,259
Syngenta Finance NV	3.125%	3/28/22	250	245
Syngenta Finance NV	4.375%	3/28/42	150	135
Teck Resources Ltd.	3.000%	3/1/19	800	568
Teck Resources Ltd.	4.750%	1/15/22	75	48
Teck Resources Ltd.	3.750%	2/1/23	525	321
Teck Resources Ltd.	6.250%	7/15/41	945	539
Teck Resources Ltd.	5.200%	3/1/42	425	220
Teck Resources Ltd.	5.400%	2/1/43	275	141
The Dow Chemical Company	4.625%	10/1/44	500	454
Vale Canada Ltd.	7.200%	9/15/32	100	86
Vale Overseas Ltd.	6.250%	1/23/17	200	205
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,066
Vale Overseas Ltd.	4.625%	9/15/20	1,270	1,219
Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,362
Vale Overseas Ltd.	8.250%	1/17/34	375	352
Vale Overseas Ltd.	6.875%	11/21/36	1,285	1,008
Vale Overseas Ltd.	6.875%	11/10/39	860	665
Vale SA	5.625%	9/11/42	1,250	858
Valspar Corp.	7.250%	6/15/19	350	408
Valspar Corp.	4.200%	1/15/22	25	26
Valspar Corp.	3.950%	1/15/26	600	613
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,266
Weyerhaeuser Co.	8.500%	1/15/25	150	196

Weyerhaeuser Co.	7.375%	3/15/32	625	786
Weyerhaeuser Co.	6.875%	12/15/33	125	152
Worthington Industries Inc.	4.550%	4/15/26	100	100
Yamana Gold Inc.	4.950%	7/15/24	640	572

Capital Goods (0.5%)
3M Co.	1.375%	8/7/18	325	327
3M Co.	2.000%	8/7/20	325	329
3M Co.	3.000%	8/7/25	350	354
3M Co.	6.375%	2/15/28	350	460
3M Co.	5.700%	3/15/37	105	131
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	2.875%	5/8/22	375	372
ABB Finance USA Inc.	4.375%	5/8/42	150	149
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	221
Boeing Capital Corp.	4.700%	10/27/19	125	139
Boeing Co.	0.950%	5/15/18	1,425	1,410
Boeing Co.	6.000%	3/15/19	1,850	2,102
Boeing Co.	4.875%	2/15/20	525	591
Boeing Co.	6.625%	2/15/38	100	134
Boeing Co.	6.875%	3/15/39	250	348
Boeing Co.	5.875%	2/15/40	295	374
Boeing Co.	3.500%	3/1/45	300	270
Carlisle Cos. Inc.	3.750%	11/15/22	175	176
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	822
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	962
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,441
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	502
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	301
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	745
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	203
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	729
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	198
Caterpillar Inc.	1.500%	6/26/17	450	453
Caterpillar Inc.	3.900%	5/27/21	220	237
Caterpillar Inc.	2.600%	6/26/22	125	123
Caterpillar Inc.	3.400%	5/15/24	750	750
Caterpillar Inc.	6.050%	8/15/36	895	1,071
Caterpillar Inc.	3.803%	8/15/42	1,229	1,127
Caterpillar Inc.	4.300%	5/15/44	1,000	976
Crane Co.	2.750%	12/15/18	550	559
Crane Co.	4.450%	12/15/23	400	418
CRH America Inc.	5.750%	1/15/21	885	1,015
Danaher Corp.	1.650%	9/15/18	600	603
Danaher Corp.	2.400%	9/15/20	600	606
Danaher Corp.	3.900%	6/23/21	750	804
Danaher Corp.	3.350%	9/15/25	500	510
Danaher Corp.	4.375%	9/15/45	1,200	1,240
Deere & Co.	2.600%	6/8/22	700	689
Deere & Co.	5.375%	10/16/29	455	543
Deere & Co.	8.100%	5/15/30	750	1,080
Deere & Co.	7.125%	3/3/31	400	531
Deere & Co.	3.900%	6/9/42	500	475
Dover Corp.	4.300%	3/1/21	145	159
Dover Corp.	6.600%	3/15/38	350	461
Dover Corp.	5.375%	3/1/41	480	546
Eaton Corp.	1.500%	11/2/17	200	200
Eaton Corp.	5.600%	5/15/18	550	601

Eaton Corp.	2.750%	11/2/22	575	559
Eaton Corp.	4.000%	11/2/32	815	784
Eaton Corp.	4.150%	11/2/42	75	70
Embraer Netherlands BV	5.050%	6/15/25	500	458
8 Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,156
Emerson Electric Co.	5.250%	10/15/18	525	580
Emerson Electric Co.	4.875%	10/15/19	275	307
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	450	454
Emerson Electric Co.	2.625%	2/15/23	1,000	984
Emerson Electric Co.	3.150%	6/1/25	450	454
Emerson Electric Co.	6.000%	8/15/32	150	184
Emerson Electric Co.	6.125%	4/15/39	125	157
Emerson Electric Co.	5.250%	11/15/39	135	157
Exelis Inc.	4.250%	10/1/16	225	231
Flowserve Corp.	3.500%	9/15/22	625	619
Flowserve Corp.	4.000%	11/15/23	375	385
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	278
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	253
General Dynamics Corp.	1.000%	11/15/17	1,100	1,095
General Dynamics Corp.	3.875%	7/15/21	750	803
General Dynamics Corp.	2.250%	11/15/22	900	863
General Dynamics Corp.	3.600%	11/15/42	125	116
General Electric Co.	5.250%	12/6/17	1,940	2,100
General Electric Co.	2.700%	10/9/22	1,350	1,350
General Electric Co.	3.375%	3/11/24	2,000	2,076
General Electric Co.	4.125%	10/9/42	2,050	2,022
General Electric Co.	4.500%	3/11/44	450	466
Harris Corp.	1.999%	4/27/18	325	324
Harris Corp.	2.700%	4/27/20	250	248
Harris Corp.	3.832%	4/27/25	250	245
Harris Corp.	4.854%	4/27/35	1,250	1,202
Harris Corp.	6.150%	12/15/40	25	27
Harris Corp.	5.054%	4/27/45	325	313
Honeywell International Inc.	5.300%	3/15/17	275	292
Honeywell International Inc.	5.300%	3/1/18	650	712
Honeywell International Inc.	5.000%	2/15/19	105	117
Honeywell International Inc.	4.250%	3/1/21	805	896
Honeywell International Inc.	3.350%	12/1/23	1,325	1,379
Honeywell International Inc.	5.700%	3/15/37	105	128
Honeywell International Inc.	5.375%	3/1/41	1,855	2,223
Illinois Tool Works Inc.	6.250%	4/1/19	450	516
Illinois Tool Works Inc.	3.375%	9/15/21	105	110
Illinois Tool Works Inc.	4.875%	9/15/41	105	115
Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,180
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,750
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	127
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	260
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	357
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	98
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	237
John Deere Capital Corp.	2.000%	1/13/17	375	380
John Deere Capital Corp.	2.800%	9/18/17	550	567
John Deere Capital Corp.	1.200%	10/10/17	475	475
John Deere Capital Corp.	1.350%	1/16/18	2,000	2,000
John Deere Capital Corp.	1.750%	8/10/18	325	325
John Deere Capital Corp.	5.750%	9/10/18	530	591
John Deere Capital Corp.	2.250%	4/17/19	150	152

John Deere Capital Corp.	1.700%	1/15/20	1,975	1,944
John Deere Capital Corp.	2.050%	3/10/20	750	747
John Deere Capital Corp.	2.450%	9/11/20	275	277
John Deere Capital Corp.	3.900%	7/12/21	125	134
John Deere Capital Corp.	3.150%	10/15/21	105	108
John Deere Capital Corp.	2.750%	3/15/22	75	75
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,755
John Deere Capital Corp.	3.350%	6/12/24	700	708
John Deere Capital Corp.	3.400%	9/11/25	325	328
Joy Global Inc.	6.000%	11/15/16	250	257
Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	128
L-3 Communications Corp.	1.500%	5/28/17	400	397
L-3 Communications Corp.	5.200%	10/15/19	825	882
L-3 Communications Corp.	4.750%	7/15/20	925	968
L-3 Communications Corp.	4.950%	2/15/21	575	611
L-3 Communications Corp.	3.950%	5/28/24	350	335
Leggett & Platt Inc.	3.800%	11/15/24	400	410
Lockheed Martin Corp.	4.250%	11/15/19	2,355	2,572
Lockheed Martin Corp.	3.350%	9/15/21	1,080	1,119
Lockheed Martin Corp.	2.900%	3/1/25	175	170
Lockheed Martin Corp.	3.600%	3/1/35	550	504
Lockheed Martin Corp.	6.150%	9/1/36	2,215	2,677
Lockheed Martin Corp.	5.500%	11/15/39	680	761
Lockheed Martin Corp.	5.720%	6/1/40	316	360
Martin Marietta Materials Inc.	6.600%	4/15/18	400	447
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,789
Northrop Grumman Corp.	1.750%	6/1/18	575	573
Northrop Grumman Corp.	3.500%	3/15/21	125	130
Northrop Grumman Corp.	3.250%	8/1/23	400	399
Northrop Grumman Corp.	5.050%	11/15/40	475	510
Northrop Grumman Corp.	4.750%	6/1/43	650	670
Owens Corning	6.500%	12/1/16	97	104
Owens Corning	4.200%	12/15/22	150	152
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,892
Parker Hannifin Corp.	3.500%	9/15/22	75	78
Parker Hannifin Corp.	6.250%	5/15/38	75	96
Pentair Finance SA	1.350%	12/1/15	300	300
Pentair Finance SA	2.650%	12/1/19	500	491
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,643
Precision Castparts Corp.	2.250%	6/15/20	300	303
Precision Castparts Corp.	2.500%	1/15/23	125	121
Precision Castparts Corp.	3.250%	6/15/25	300	300
Precision Castparts Corp.	3.900%	1/15/43	175	163
Precision Castparts Corp.	4.375%	6/15/45	350	350
Raytheon Co.	6.750%	3/15/18	125	141
Raytheon Co.	3.125%	10/15/20	425	445
Raytheon Co.	2.500%	12/15/22	425	418
Raytheon Co.	7.200%	8/15/27	75	102
Raytheon Co.	4.875%	10/15/40	225	248
Raytheon Co.	4.700%	12/15/41	625	671
Republic Services Inc.	3.800%	5/15/18	2,535	2,661
Republic Services Inc.	5.500%	9/15/19	425	478
Republic Services Inc.	5.000%	3/1/20	500	552
Republic Services Inc.	5.250%	11/15/21	50	56
Republic Services Inc.	3.550%	6/1/22	300	308
Republic Services Inc.	3.200%	3/15/25	500	489
Republic Services Inc.	6.200%	3/1/40	975	1,147

Republic Services Inc.	5.700%	5/15/41	500	568
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	200	264
Rockwell Automation Inc.	6.250%	12/1/37	325	408
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	129
Rockwell Collins Inc.	4.800%	12/15/43	235	257
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,171
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,790
Snap-on Inc.	6.125%	9/1/21	200	236
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	765	857
Stanley Black & Decker Inc.	3.400%	12/1/21	450	469
Stanley Black & Decker Inc.	5.200%	9/1/40	150	165
Textron Inc.	5.600%	12/1/17	125	135
Textron Inc.	7.250%	10/1/19	650	762
Textron Inc.	4.300%	3/1/24	625	643
Tyco International Finance SA/Tyco Fire &
Security Finance SCA	7.000%	12/15/19	300	345
United Technologies Corp.	1.800%	6/1/17	620	627
United Technologies Corp.	5.375%	12/15/17	1,575	1,712
United Technologies Corp.	6.125%	2/1/19	2,633	2,986
United Technologies Corp.	4.500%	4/15/20	445	492
United Technologies Corp.	3.100%	6/1/22	1,600	1,623
United Technologies Corp.	6.700%	8/1/28	200	259
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	452
United Technologies Corp.	6.050%	6/1/36	285	352
United Technologies Corp.	6.125%	7/15/38	1,000	1,235
United Technologies Corp.	5.700%	4/15/40	525	623
United Technologies Corp.	4.500%	6/1/42	2,725	2,781
Valmont Industries Inc.	5.000%	10/1/44	290	255
Valmont Industries Inc.	5.250%	10/1/54	250	219
Waste Management Inc.	6.100%	3/15/18	1,100	1,216
Waste Management Inc.	4.600%	3/1/21	275	302
Waste Management Inc.	3.500%	5/15/24	700	712
Waste Management Inc.	3.125%	3/1/25	250	245
Waste Management Inc.	3.900%	3/1/35	250	236
Waste Management Inc.	4.100%	3/1/45	500	466
WW Grainger Inc.	4.600%	6/15/45	750	790

Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,334
21st Century Fox America Inc.	5.650%	8/15/20	500	570
21st Century Fox America Inc.	4.500%	2/15/21	435	471
21st Century Fox America Inc.	3.000%	9/15/22	500	492
21st Century Fox America Inc.	4.000%	10/1/23	275	282
21st Century Fox America Inc.	6.550%	3/15/33	892	1,075
21st Century Fox America Inc.	6.200%	12/15/34	975	1,114
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,742
21st Century Fox America Inc.	8.150%	10/17/36	385	531
21st Century Fox America Inc.	6.150%	3/1/37	345	391
21st Century Fox America Inc.	6.900%	8/15/39	425	521
21st Century Fox America Inc.	6.150%	2/15/41	350	400
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,776
21st Century Fox America Inc.	4.750%	9/15/44	450	440
America Movil SAB de CV	5.625%	11/15/17	350	378
America Movil SAB de CV	5.000%	10/16/19	850	922

America Movil SAB de CV	5.000%	3/30/20	710	779
America Movil SAB de CV	3.125%	7/16/22	200	195
America Movil SAB de CV	6.375%	3/1/35	200	232
America Movil SAB de CV	6.125%	11/15/37	300	333
America Movil SAB de CV	6.125%	3/30/40	2,710	3,005
America Movil SAB de CV	4.375%	7/16/42	425	382
American Tower Corp.	4.500%	1/15/18	1,400	1,473
American Tower Corp.	2.800%	6/1/20	600	598
American Tower Corp.	5.050%	9/1/20	205	223
American Tower Corp.	5.900%	11/1/21	1,500	1,698
American Tower Corp.	5.000%	2/15/24	1,150	1,207
American Tower Corp.	4.000%	6/1/25	425	415
AT&T Corp.	8.250%	11/15/31	1,001	1,335
AT&T Inc.	2.400%	8/15/16	445	449
AT&T Inc.	1.600%	2/15/17	500	502
AT&T Inc.	1.700%	6/1/17	1,975	1,981
AT&T Inc.	5.500%	2/1/18	2,385	2,585
AT&T Inc.	5.600%	5/15/18	250	274
AT&T Inc.	2.375%	11/27/18	950	961
AT&T Inc.	5.800%	2/15/19	325	362
AT&T Inc.	2.300%	3/11/19	625	627
AT&T Inc.	2.450%	6/30/20	1,950	1,924
AT&T Inc.	4.450%	5/15/21	485	518
AT&T Inc.	3.875%	8/15/21	3,615	3,762
AT&T Inc.	3.000%	2/15/22	600	588
AT&T Inc.	3.000%	6/30/22	2,000	1,955
AT&T Inc.	2.625%	12/1/22	875	832
AT&T Inc.	3.900%	3/11/24	450	458
AT&T Inc.	3.400%	5/15/25	1,250	1,193
AT&T Inc.	6.450%	6/15/34	945	1,077
AT&T Inc.	4.500%	5/15/35	800	730
AT&T Inc.	6.500%	9/1/37	448	508
AT&T Inc.	6.300%	1/15/38	885	968
AT&T Inc.	6.400%	5/15/38	550	630
AT&T Inc.	6.550%	2/15/39	760	860
AT&T Inc.	5.350%	9/1/40	2,555	2,524
AT&T Inc.	5.550%	8/15/41	210	213
AT&T Inc.	4.300%	12/15/42	1,773	1,524
AT&T Inc.	4.800%	6/15/44	2,000	1,848
AT&T Inc.	4.350%	6/15/45	1,306	1,123
AT&T Inc.	4.750%	5/15/46	2,500	2,293
AT&T Mobility LLC	7.125%	12/15/31	400	496
Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	402
BellSouth Corp.	6.875%	10/15/31	231	265
BellSouth Corp.	6.550%	6/15/34	261	287
BellSouth Corp.	6.000%	11/15/34	119	123
BellSouth Telecommunications LLC	6.375%	6/1/28	790	887
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,576
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.625%	12/15/30	1,700	2,538
CBS Corp.	2.300%	8/15/19	350	348
CBS Corp.	5.750%	4/15/20	360	405
CBS Corp.	4.300%	2/15/21	550	585
CBS Corp.	3.375%	3/1/22	725	720
CBS Corp.	4.000%	1/15/26	500	492
CBS Corp.	7.875%	7/30/30	300	390
CBS Corp.	5.500%	5/15/33	200	197

CBS Corp.	4.850%	7/1/42	225	208
CBS Corp.	4.900%	8/15/44	750	695
CBS Corp.	4.600%	1/15/45	450	397
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,000	991
8 CCO Safari II LLC	3.579%	7/23/20	1,950	1,936
8 CCO Safari II LLC	4.464%	7/23/22	750	749
8 CCO Safari II LLC	4.908%	7/23/25	2,950	2,937
8 CCO Safari II LLC	6.384%	10/23/35	1,300	1,314
8 CCO Safari II LLC	6.484%	10/23/45	2,275	2,292
8 CCO Safari II LLC	6.834%	10/23/55	325	324
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,548
Comcast Cable Communications LLC	8.875%	5/1/17	850	951
Comcast Corp.	5.700%	5/15/18	1,475	1,632
Comcast Corp.	5.700%	7/1/19	3,305	3,744
Comcast Corp.	3.125%	7/15/22	100	102
Comcast Corp.	2.850%	1/15/23	900	897
Comcast Corp.	3.600%	3/1/24	225	233
Comcast Corp.	3.375%	8/15/25	1,000	1,008
Comcast Corp.	4.250%	1/15/33	2,450	2,430
Comcast Corp.	7.050%	3/15/33	1,000	1,323
Comcast Corp.	5.650%	6/15/35	1,450	1,660
Comcast Corp.	4.400%	8/15/35	500	507
Comcast Corp.	6.500%	11/15/35	1,075	1,369
Comcast Corp.	6.450%	3/15/37	900	1,140
Comcast Corp.	6.950%	8/15/37	1,220	1,607
Comcast Corp.	6.400%	5/15/38	600	751
Comcast Corp.	4.650%	7/15/42	2,410	2,478
Comcast Corp.	4.500%	1/15/43	225	227
Comcast Corp.	4.600%	8/15/45	1,700	1,737
COX Communications Inc.	5.500%	10/1/15	600	600
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	370
Deutsche Telekom International Finance BV	6.000%	7/8/19	775	881
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	3,950
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,880	2,108
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	1,150	1,257
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	425	455
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	925	1,009
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	1,075	1,104
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	2,225	2,182
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	295
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,225	1,342
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	825	775
Discovery Communications LLC	5.050%	6/1/20	1,150	1,252
Discovery Communications LLC	4.375%	6/15/21	205	213
Discovery Communications LLC	3.300%	5/15/22	125	123
Discovery Communications LLC	3.250%	4/1/23	500	474
Discovery Communications LLC	3.450%	3/15/25	1,450	1,341

Discovery Communications LLC	4.950%	5/15/42	225	198
Discovery Communications LLC	4.875%	4/1/43	175	152
Embarq Corp.	7.995%	6/1/36	855	885
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,529
Grupo Televisa SAB	6.625%	3/18/25	450	539
Grupo Televisa SAB	6.625%	1/15/40	500	552
GTE Corp.	6.940%	4/15/28	325	390
Historic TW Inc.	6.625%	5/15/29	200	245
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	984
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	826
Koninklijke KPN NV	8.375%	10/1/30	600	791
McGraw Hill Financial Inc.	5.900%	11/15/17	150	161
8 McGraw Hill Financial Inc.	2.500%	8/15/18	375	378
8 McGraw Hill Financial Inc.	3.300%	8/14/20	450	458
8 McGraw Hill Financial Inc.	4.000%	6/15/25	450	448
8 McGraw Hill Financial Inc.	4.400%	2/15/26	875	888
McGraw Hill Financial Inc.	6.550%	11/15/37	350	405
Moody's Corp.	2.750%	7/15/19	400	407
Moody's Corp.	4.500%	9/1/22	1,800	1,898
Moody's Corp.	5.250%	7/15/44	275	292
NBCUniversal Media LLC	5.150%	4/30/20	925	1,043
NBCUniversal Media LLC	4.375%	4/1/21	205	224
NBCUniversal Media LLC	6.400%	4/30/40	350	439
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,283
NBCUniversal Media LLC	4.450%	1/15/43	100	100
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	218
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	6.250%	7/15/19	675	775
Omnicom Group Inc.	4.450%	8/15/20	500	539
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,112
Omnicom Group Inc.	3.650%	11/1/24	900	889
Orange SA	2.750%	2/6/19	900	927
Orange SA	5.375%	7/8/19	1,025	1,144
Orange SA	4.125%	9/14/21	902	968
Orange SA	9.000%	3/1/31	1,735	2,469
Orange SA	5.375%	1/13/42	25	27
Orange SA	5.500%	2/6/44	575	627
Pacific Bell Telephone Co.	7.125%	3/15/26	200	244
Qwest Corp.	6.500%	6/1/17	275	294
Qwest Corp.	6.750%	12/1/21	410	440
Qwest Corp.	7.250%	9/15/25	175	189
Qwest Corp.	6.875%	9/15/33	2,018	1,947
Qwest Corp.	7.125%	11/15/43	550	537
RELX Capital Inc.	8.625%	1/15/19	259	309
RELX Capital Inc.	3.125%	10/15/22	705	693
Rogers Communications Inc.	6.800%	8/15/18	950	1,077
Rogers Communications Inc.	3.000%	3/15/23	230	221
Rogers Communications Inc.	4.100%	10/1/23	225	233
Rogers Communications Inc.	4.500%	3/15/43	540	510
Rogers Communications Inc.	5.000%	3/15/44	1,100	1,121
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	500
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	322
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	245
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,048
Telefonica Emisiones SAU	5.877%	7/15/19	910	1,013
Telefonica Emisiones SAU	5.134%	4/27/20	705	775
Telefonica Emisiones SAU	5.462%	2/16/21	350	390
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,041

Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,761
Telefonica Europe BV	8.250%	9/15/30	750	985
Thomson Reuters Corp.	1.300%	2/23/17	450	449
Thomson Reuters Corp.	6.500%	7/15/18	50	56
Thomson Reuters Corp.	4.700%	10/15/19	125	137
Thomson Reuters Corp.	4.300%	11/23/23	600	624
Thomson Reuters Corp.	5.500%	8/15/35	350	376
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,561
Thomson Reuters Corp.	5.650%	11/23/43	625	675
Time Warner Cable Inc.	5.850%	5/1/17	825	876
Time Warner Cable Inc.	6.750%	7/1/18	475	529
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,469
Time Warner Cable Inc.	8.250%	4/1/19	700	817
Time Warner Cable Inc.	5.000%	2/1/20	2,045	2,197
Time Warner Cable Inc.	4.125%	2/15/21	500	518
Time Warner Cable Inc.	4.000%	9/1/21	850	866
Time Warner Cable Inc.	6.550%	5/1/37	550	542
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,048
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,593
Time Warner Cable Inc.	5.500%	9/1/41	750	685
Time Warner Cable Inc.	4.500%	9/15/42	800	632
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,223
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	980
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	232
Time Warner Inc.	2.100%	6/1/19	550	550
Time Warner Inc.	4.875%	3/15/20	1,240	1,373
Time Warner Inc.	4.700%	1/15/21	700	766
Time Warner Inc.	4.750%	3/29/21	600	654
Time Warner Inc.	4.000%	1/15/22	205	214
Time Warner Inc.	4.050%	12/15/23	75	77
Time Warner Inc.	3.550%	6/1/24	525	520
Time Warner Inc.	3.600%	7/15/25	825	809
Time Warner Inc.	7.625%	4/15/31	835	1,070
Time Warner Inc.	7.700%	5/1/32	1,840	2,396
Time Warner Inc.	6.200%	3/15/40	150	171
Time Warner Inc.	6.100%	7/15/40	825	932
Time Warner Inc.	6.250%	3/29/41	325	376
Time Warner Inc.	5.375%	10/15/41	205	215
Time Warner Inc.	4.900%	6/15/42	250	249
Time Warner Inc.	5.350%	12/15/43	125	132
Time Warner Inc.	4.650%	6/1/44	525	500
Verizon Communications Inc.	2.000%	11/1/16	825	834
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,496
Verizon Communications Inc.	1.100%	11/1/17	200	198
Verizon Communications Inc.	5.500%	2/15/18	925	1,004
Verizon Communications Inc.	6.100%	4/15/18	155	172
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,768
Verizon Communications Inc.	6.350%	4/1/19	1,000	1,139
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,230
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,628
Verizon Communications Inc.	3.450%	3/15/21	300	307
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,557
Verizon Communications Inc.	3.000%	11/1/21	850	848
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,064
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,813
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,095
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,347
Verizon Communications Inc.	3.500%	11/1/24	1,000	984

Verizon Communications Inc.	7.750%	12/1/30	785	1,038
Verizon Communications Inc.	6.400%	9/15/33	1,538	1,762
Verizon Communications Inc.	5.050%	3/15/34	675	673
Verizon Communications Inc.	4.400%	11/1/34	1,125	1,044
Verizon Communications Inc.	5.850%	9/15/35	500	542
Verizon Communications Inc.	4.272%	1/15/36	2,969	2,688
Verizon Communications Inc.	6.250%	4/1/37	775	869
Verizon Communications Inc.	6.400%	2/15/38	835	957
Verizon Communications Inc.	6.900%	4/15/38	225	272
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,495
Verizon Communications Inc.	6.000%	4/1/41	445	486
Verizon Communications Inc.	4.750%	11/1/41	625	582
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,037
Verizon Communications Inc.	6.550%	9/15/43	2,698	3,187
Verizon Communications Inc.	4.862%	8/21/46	1,967	1,843
Verizon Communications Inc.	4.522%	9/15/48	3,291	2,899
Verizon Communications Inc.	5.012%	8/21/54	3,638	3,296
Verizon Communications Inc.	4.672%	3/15/55	4,302	3,689
Verizon Maryland LLC	5.125%	6/15/33	1,000	1,006
Verizon New England Inc.	7.875%	11/15/29	250	320
Verizon New York Inc.	7.375%	4/1/32	500	582
Viacom Inc.	2.500%	12/15/16	250	253
Viacom Inc.	3.500%	4/1/17	540	553
Viacom Inc.	2.500%	9/1/18	175	176
Viacom Inc.	2.200%	4/1/19	625	610
Viacom Inc.	5.625%	9/15/19	850	936
Viacom Inc.	2.750%	12/15/19	825	824
Viacom Inc.	4.500%	3/1/21	245	254
Viacom Inc.	3.875%	12/15/21	275	270
Viacom Inc.	3.125%	6/15/22	75	70
Viacom Inc.	4.250%	9/1/23	175	171
Viacom Inc.	3.875%	4/1/24	625	584
Viacom Inc.	4.850%	12/15/34	375	325
Viacom Inc.	6.875%	4/30/36	915	955
Viacom Inc.	4.375%	3/15/43	212	156
Viacom Inc.	5.850%	9/1/43	1,075	995
Viacom Inc.	5.250%	4/1/44	650	565
Vodafone Group plc	5.625%	2/27/17	2,060	2,182
Vodafone Group plc	1.625%	3/20/17	625	626
Vodafone Group plc	1.250%	9/26/17	1,350	1,342
Vodafone Group plc	1.500%	2/19/18	1,450	1,441
Vodafone Group plc	4.625%	7/15/18	125	133
Vodafone Group plc	5.450%	6/10/19	775	859
Vodafone Group plc	2.500%	9/26/22	200	186
Vodafone Group plc	2.950%	2/19/23	545	516
Vodafone Group plc	7.875%	2/15/30	425	530
Vodafone Group plc	6.250%	11/30/32	350	386
Vodafone Group plc	6.150%	2/27/37	755	814
Vodafone Group plc	4.375%	2/19/43	675	589
Walt Disney Co.	1.350%	8/16/16	165	166
Walt Disney Co.	0.875%	5/30/17	700	700
Walt Disney Co.	1.100%	12/1/17	850	850
Walt Disney Co.	1.850%	5/30/19	725	730
Walt Disney Co.	2.150%	9/17/20	1,100	1,104
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	1,200	1,216
Walt Disney Co.	4.375%	8/16/41	225	234
Walt Disney Co.	4.125%	12/1/41	350	352

Walt Disney Co.	3.700%	12/1/42	450	422
Walt Disney Co.	4.125%	6/1/44	900	904
WPP Finance 2010	4.750%	11/21/21	221	242
WPP Finance 2010	3.750%	9/19/24	525	524
WPP Finance 2010	5.125%	9/7/42	1,050	1,035

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	185
Advance Auto Parts Inc.	4.500%	12/1/23	400	420
8 Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,017
8 Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,303
8 Alibaba Group Holding Ltd.	3.125%	11/28/21	300	288
8 Alibaba Group Holding Ltd.	3.600%	11/28/24	1,400	1,305
8 Alibaba Group Holding Ltd.	4.500%	11/28/34	600	552
Amazon.com Inc.	1.200%	11/29/17	650	647
Amazon.com Inc.	2.600%	12/5/19	1,650	1,693
Amazon.com Inc.	3.300%	12/5/21	750	777
Amazon.com Inc.	2.500%	11/29/22	475	460
Amazon.com Inc.	3.800%	12/5/24	400	413
Amazon.com Inc.	4.800%	12/5/34	1,000	1,027
Amazon.com Inc.	4.950%	12/5/44	1,000	1,022
American Honda Finance Corp.	1.125%	10/7/16	600	602
American Honda Finance Corp.	1.200%	7/14/17	300	299
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,707
American Honda Finance Corp.	1.600%	7/13/18	500	500
American Honda Finance Corp.	2.125%	10/10/18	450	455
American Honda Finance Corp.	2.250%	8/15/19	800	804
American Honda Finance Corp.	2.450%	9/24/20	525	524
Automatic Data Processing Inc.	2.250%	9/15/20	650	653
Automatic Data Processing Inc.	3.375%	9/15/25	675	685
AutoNation Inc.	6.750%	4/15/18	250	279
AutoNation Inc.	3.350%	1/15/21	175	177
AutoNation Inc.	4.500%	10/1/25	200	204
AutoZone Inc.	1.300%	1/13/17	350	351
AutoZone Inc.	7.125%	8/1/18	750	852
AutoZone Inc.	3.700%	4/15/22	1,350	1,389
AutoZone Inc.	3.125%	7/15/23	275	272
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	101
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	166
Bed Bath & Beyond Inc.	5.165%	8/1/44	425	404
Block Financial LLC	4.125%	10/1/20	313	313
Block Financial LLC	5.500%	11/1/22	300	319
Block Financial LLC	5.250%	10/1/25	325	325
BorgWarner Inc.	4.625%	9/15/20	50	55
BorgWarner Inc.	3.375%	3/15/25	250	244
BorgWarner Inc.	4.375%	3/15/45	500	450
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	350	342
Carnival Corp.	3.950%	10/15/20	450	473
Coach Inc.	4.250%	4/1/25	350	337
Costco Wholesale Corp.	5.500%	3/15/17	875	934
Costco Wholesale Corp.	1.125%	12/15/17	1,525	1,523
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Cummins Inc.	3.650%	10/1/23	350	365
Cummins Inc.	7.125%	3/1/28	50	66
Cummins Inc.	4.875%	10/1/43	800	857
CVS Health Corp.	1.200%	12/5/16	150	150
CVS Health Corp.	5.750%	6/1/17	307	329

CVS Health Corp.	1.900%	7/20/18	7,000	7,047
CVS Health Corp.	2.250%	12/5/18	375	381
CVS Health Corp.	4.750%	5/18/20	625	685
CVS Health Corp.	2.800%	7/20/20	500	507
CVS Health Corp.	3.500%	7/20/22	625	646
CVS Health Corp.	2.750%	12/1/22	975	959
CVS Health Corp.	4.000%	12/5/23	660	698
CVS Health Corp.	3.875%	7/20/25	1,975	2,035
CVS Health Corp.	4.875%	7/20/35	1,325	1,390
CVS Health Corp.	5.750%	5/15/41	1,255	1,454
CVS Health Corp.	5.300%	12/5/43	425	469
CVS Health Corp.	5.125%	7/20/45	2,050	2,203
Daimler Finance North America LLC	8.500%	1/18/31	905	1,276
Darden Restaurants Inc.	6.450%	10/15/17	150	163
Delphi Corp.	5.000%	2/15/23	450	462
Delphi Corp.	4.150%	3/15/24	475	479
Dollar General Corp.	3.250%	4/15/23	950	906
eBay Inc.	1.350%	7/15/17	625	621
eBay Inc.	2.200%	8/1/19	1,100	1,087
eBay Inc.	3.250%	10/15/20	125	128
eBay Inc.	2.875%	8/1/21	450	439
eBay Inc.	2.600%	7/15/22	950	877
eBay Inc.	3.450%	8/1/24	600	569
eBay Inc.	4.000%	7/15/42	75	58
Expedia Inc.	5.950%	8/15/20	1,750	1,940
Ford Motor Co.	6.625%	10/1/28	575	666
Ford Motor Co.	6.375%	2/1/29	275	310
Ford Motor Co.	7.450%	7/16/31	1,325	1,647
Ford Motor Co.	4.750%	1/15/43	700	654
Ford Motor Co.	7.400%	11/1/46	300	391
Ford Motor Credit Co. LLC	8.000%	12/15/16	300	322
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,704
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,186
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	595
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	1,993
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	163
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,580
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	394
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	741
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	928
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	195
Ford Motor Credit Co. LLC	3.157%	8/4/20	900	898
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	504
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	818
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,796
Ford Motor Credit Co. LLC	4.250%	9/20/22	575	594
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	881
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	486
Ford Motor Credit Co. LLC	4.134%	8/4/25	300	298
Gap Inc.	5.950%	4/12/21	1,350	1,465
General Motors Co.	3.500%	10/2/18	425	428
General Motors Co.	4.875%	10/2/23	980	992
General Motors Co.	5.000%	4/1/35	680	630
General Motors Co.	6.250%	10/2/43	810	859
General Motors Co.	5.200%	4/1/45	965	905
General Motors Financial Co. Inc.	2.625%	7/10/17	235	235
General Motors Financial Co. Inc.	4.750%	8/15/17	475	492
General Motors Financial Co. Inc.	3.000%	9/25/17	155	157

General Motors Financial Co. Inc.	3.250%	5/15/18	335	338
General Motors Financial Co. Inc.	6.750%	6/1/18	825	901
General Motors Financial Co. Inc.	3.500%	7/10/19	525	528
General Motors Financial Co. Inc.	3.150%	1/15/20	1,000	993
General Motors Financial Co. Inc.	3.200%	7/13/20	2,600	2,561
General Motors Financial Co. Inc.	4.375%	9/25/21	375	383
General Motors Financial Co. Inc.	3.450%	4/10/22	490	470
General Motors Financial Co. Inc.	4.250%	5/15/23	425	415
General Motors Financial Co. Inc.	4.000%	1/15/25	650	614
General Motors Financial Co. Inc.	4.300%	7/13/25	1,100	1,070
Harley-Davidson Inc.	3.500%	7/28/25	400	406
Harley-Davidson Inc.	4.625%	7/28/45	350	354
Harman International Industries Inc.	4.150%	5/15/25	275	273
Home Depot Inc.	2.250%	9/10/18	1,925	1,973
Home Depot Inc.	4.400%	4/1/21	600	661
Home Depot Inc.	2.625%	6/1/22	640	640
Home Depot Inc.	2.700%	4/1/23	600	596
Home Depot Inc.	3.750%	2/15/24	900	953
Home Depot Inc.	5.875%	12/16/36	2,045	2,523
Home Depot Inc.	5.950%	4/1/41	375	472
Home Depot Inc.	4.200%	4/1/43	1,250	1,261
Home Depot Inc.	4.875%	2/15/44	1,250	1,387
Home Depot Inc.	4.250%	4/1/46	490	494
Hyatt Hotels Corp.	3.375%	7/15/23	800	780
Johnson Controls Inc.	2.600%	12/1/16	150	153
Johnson Controls Inc.	5.000%	3/30/20	200	218
Johnson Controls Inc.	4.250%	3/1/21	745	785
Johnson Controls Inc.	3.750%	12/1/21	175	180
Johnson Controls Inc.	3.625%	7/2/24	300	292
Johnson Controls Inc.	6.000%	1/15/36	275	303
Johnson Controls Inc.	5.700%	3/1/41	205	219
Johnson Controls Inc.	5.250%	12/1/41	100	101
Johnson Controls Inc.	4.625%	7/2/44	200	184
Johnson Controls Inc.	4.950%	7/2/64	300	269
Kohl's Corp.	4.000%	11/1/21	845	876
Kohl's Corp.	4.250%	7/17/25	325	326
Kohl's Corp.	5.550%	7/17/45	300	294
Lowe's Cos. Inc.	1.625%	4/15/17	925	936
Lowe's Cos. Inc.	6.100%	9/15/17	200	219
Lowe's Cos. Inc.	4.625%	4/15/20	445	491
Lowe's Cos. Inc.	3.750%	4/15/21	205	218
Lowe's Cos. Inc.	3.800%	11/15/21	250	266
Lowe's Cos. Inc.	3.120%	4/15/22	450	459
Lowe's Cos. Inc.	3.875%	9/15/23	300	318
Lowe's Cos. Inc.	3.125%	9/15/24	300	300
Lowe's Cos. Inc.	3.375%	9/15/25	475	480
Lowe's Cos. Inc.	6.875%	2/15/28	192	245
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,532
Lowe's Cos. Inc.	5.125%	11/15/41	100	113
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,274
Lowe's Cos. Inc.	5.000%	9/15/43	100	111
Lowe's Cos. Inc.	4.250%	9/15/44	225	224
Lowe's Cos. Inc.	4.375%	9/15/45	375	379
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	251
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,098
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	153
Macy's Retail Holdings Inc.	4.375%	9/1/23	750	775
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	579

Macy's Retail Holdings Inc.	4.500%	12/15/34	800	734
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	303
Macy's Retail Holdings Inc.	5.125%	1/15/42	825	774
Magna International Inc.	3.625%	6/15/24	450	437
Magna International Inc.	4.150%	10/1/25	300	304
Marriott International Inc.	6.375%	6/15/17	50	54
Marriott International Inc.	3.375%	10/15/20	850	880
Marriott International Inc.	2.875%	3/1/21	500	502
Marriott International Inc.	3.125%	10/15/21	350	356
Marriott International Inc.	3.750%	10/1/25	300	298
MasterCard Inc.	2.000%	4/1/19	250	253
MasterCard Inc.	3.375%	4/1/24	625	640
McDonald's Corp.	5.300%	3/15/17	400	424
McDonald's Corp.	5.800%	10/15/17	550	597
McDonald's Corp.	5.350%	3/1/18	880	959
McDonald's Corp.	1.875%	5/29/19	250	250
McDonald's Corp.	2.625%	1/15/22	410	402
McDonald's Corp.	3.375%	5/26/25	1,030	1,034
McDonald's Corp.	6.300%	3/1/38	100	121
McDonald's Corp.	5.700%	2/1/39	225	257
McDonald's Corp.	3.700%	2/15/42	1,225	1,061
McDonald's Corp.	3.625%	5/1/43	275	233
McDonald's Corp.	4.600%	5/26/45	425	424
Metropolitan Museum of Art	3.400%	7/1/45	225	205
NIKE Inc.	2.250%	5/1/23	50	48
NIKE Inc.	3.625%	5/1/43	125	117
Nordstrom Inc.	4.750%	5/1/20	600	666
Nordstrom Inc.	4.000%	10/15/21	585	629
Nordstrom Inc.	6.950%	3/15/28	200	251
Nordstrom Inc.	5.000%	1/15/44	197	211
NVR Inc.	3.950%	9/15/22	400	408
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	550	595
O'Reilly Automotive Inc.	3.800%	9/1/22	355	363
O'Reilly Automotive Inc.	3.850%	6/15/23	150	154
PACCAR Financial Corp.	1.600%	3/15/17	400	403
PACCAR Financial Corp.	1.400%	11/17/17	275	275
PACCAR Financial Corp.	1.450%	3/9/18	250	250
PACCAR Financial Corp.	1.750%	8/14/18	75	75
PACCAR Financial Corp.	2.200%	9/15/19	150	151
PACCAR Financial Corp.	2.500%	8/14/20	225	228
QVC Inc.	3.125%	4/1/19	525	522
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	73
QVC Inc.	4.850%	4/1/24	525	510
QVC Inc.	5.950%	3/15/43	325	300
Ralph Lauren Corp.	2.125%	9/26/18	200	203
Ralph Lauren Corp.	2.625%	8/18/20	225	229
Ross Stores Inc.	3.375%	9/15/24	150	149
Signet UK Finance plc	4.700%	6/15/24	250	253
Staples Inc.	4.375%	1/12/23	300	298
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	2.700%	6/15/22	350	354
Starbucks Corp.	3.850%	10/1/23	800	848
Starbucks Corp.	4.300%	6/15/45	175	180
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	238
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	151
Target Corp.	5.375%	5/1/17	200	214

Target Corp.	6.000%	1/15/18	495	547
Target Corp.	2.300%	6/26/19	1,550	1,584
Target Corp.	3.875%	7/15/20	145	158
Target Corp.	2.900%	1/15/22	900	918
Target Corp.	3.500%	7/1/24	1,175	1,228
Target Corp.	6.350%	11/1/32	450	572
Target Corp.	6.500%	10/15/37	750	986
Target Corp.	7.000%	1/15/38	500	691
Target Corp.	4.000%	7/1/42	500	490
Tiffany & Co.	4.900%	10/1/44	175	167
TJX Cos. Inc.	6.950%	4/15/19	175	204
TJX Cos. Inc.	2.750%	6/15/21	400	406
TJX Cos. Inc.	2.500%	5/15/23	2,100	2,033
Toyota Motor Credit Corp.	2.050%	1/12/17	950	964
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,451
Toyota Motor Credit Corp.	1.375%	1/10/18	825	824
Toyota Motor Credit Corp.	1.450%	1/12/18	300	300
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,133
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,009
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,002
Toyota Motor Credit Corp.	2.150%	3/12/20	1,500	1,503
Toyota Motor Credit Corp.	4.250%	1/11/21	300	330
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	316
Toyota Motor Credit Corp.	3.300%	1/12/22	650	672
Toyota Motor Credit Corp.	2.800%	7/13/22	500	503
Toyota Motor Credit Corp.	2.625%	1/10/23	550	542
VF Corp.	5.950%	11/1/17	250	273
VF Corp.	3.500%	9/1/21	380	403
VF Corp.	6.450%	11/1/37	1,150	1,495
Wal-Mart Stores Inc.	5.375%	4/5/17	200	214
Wal-Mart Stores Inc.	5.800%	2/15/18	655	727
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,224
Wal-Mart Stores Inc.	1.950%	12/15/18	750	766
Wal-Mart Stores Inc.	3.625%	7/8/20	50	54
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,204
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,788
Wal-Mart Stores Inc.	2.550%	4/11/23	575	568
Wal-Mart Stores Inc.	3.300%	4/22/24	1,425	1,471
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,925
Wal-Mart Stores Inc.	5.250%	9/1/35	455	526
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,515
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,024
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,419
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	1,948
Wal-Mart Stores Inc.	4.000%	4/11/43	575	563
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,749
Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,228
Walgreen Co.	5.250%	1/15/19	206	227
Walgreen Co.	4.400%	9/15/42	300	270
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	803
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	607
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,250	1,265
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,018
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	474
Walgreens Boots Alliance Inc.	4.800%	11/18/44	975	931
Western Union Co.	5.930%	10/1/16	400	418
Western Union Co.	6.200%	11/17/36	325	316

Wyndham Worldwide Corp.	2.950%	3/1/17	425	430
Wyndham Worldwide Corp.	2.500%	3/1/18	250	250
Wyndham Worldwide Corp.	4.250%	3/1/22	500	497
Wyndham Worldwide Corp.	3.900%	3/1/23	175	170
Yum! Brands Inc.	5.300%	9/15/19	479	530
YUM! Brands Inc.	3.750%	11/1/21	100	103
Yum! Brands Inc.	6.875%	11/15/37	500	589
Yum! Brands Inc.	5.350%	11/1/43	175	168

Consumer Noncyclical (1.6%)
Abbott Laboratories	5.125%	4/1/19	646	716
Abbott Laboratories	2.000%	3/15/20	750	748
Abbott Laboratories	2.550%	3/15/22	500	493
Abbott Laboratories	2.950%	3/15/25	1,000	975
Abbott Laboratories	6.150%	11/30/37	550	679
Abbott Laboratories	6.000%	4/1/39	200	246
Abbott Laboratories	5.300%	5/27/40	345	395
AbbVie Inc.	1.750%	11/6/17	2,525	2,532
AbbVie Inc.	1.800%	5/14/18	1,950	1,944
AbbVie Inc.	2.000%	11/6/18	900	903
AbbVie Inc.	2.500%	5/14/20	2,175	2,161
AbbVie Inc.	2.900%	11/6/22	2,850	2,792
AbbVie Inc.	3.200%	11/6/22	650	646
AbbVie Inc.	3.600%	5/14/25	2,420	2,388
AbbVie Inc.	4.500%	5/14/35	1,495	1,420
AbbVie Inc.	4.400%	11/6/42	1,389	1,270
AbbVie Inc.	4.700%	5/14/45	1,747	1,696
Actavis Funding SCS	1.850%	3/1/17	800	801
Actavis Funding SCS	1.300%	6/15/17	1,200	1,193
Actavis Funding SCS	2.350%	3/12/18	1,850	1,855
Actavis Funding SCS	3.000%	3/12/20	2,237	2,252
Actavis Funding SCS	3.450%	3/15/22	1,957	1,932
Actavis Funding SCS	3.850%	6/15/24	550	539
Actavis Funding SCS	3.800%	3/15/25	2,607	2,527
Actavis Funding SCS	4.550%	3/15/35	1,525	1,401
Actavis Funding SCS	4.850%	6/15/44	1,995	1,837
Actavis Funding SCS	4.750%	3/15/45	775	704
Actavis Inc.	1.875%	10/1/17	1,000	998
Actavis Inc.	3.250%	10/1/22	1,950	1,902
Actavis Inc.	4.625%	10/1/42	625	578
Agilent Technologies Inc.	5.000%	7/15/20	600	655
Agilent Technologies Inc.	3.200%	10/1/22	1,000	989
Allergan Inc.	1.350%	3/15/18	175	172
Allergan Inc.	2.800%	3/15/23	225	209
5 Allina Health System	4.805%	11/15/45	175	179
Altria Group Inc.	9.250%	8/6/19	613	765
Altria Group Inc.	2.625%	1/14/20	2,200	2,223
Altria Group Inc.	4.750%	5/5/21	675	735
Altria Group Inc.	2.850%	8/9/22	1,250	1,225
Altria Group Inc.	2.950%	5/2/23	200	194
Altria Group Inc.	4.000%	1/31/24	100	104
Altria Group Inc.	9.950%	11/10/38	869	1,387
Altria Group Inc.	10.200%	2/6/39	778	1,278
Altria Group Inc.	4.500%	5/2/43	375	359
Altria Group Inc.	5.375%	1/31/44	775	841
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	883
AmerisourceBergen Corp.	3.400%	5/15/24	300	300

AmerisourceBergen Corp.	3.250%	3/1/25	375	366
AmerisourceBergen Corp.	4.250%	3/1/45	400	369
Amgen Inc.	2.500%	11/15/16	390	398
Amgen Inc.	2.125%	5/15/17	1,075	1,089
Amgen Inc.	1.250%	5/22/17	700	700
Amgen Inc.	5.850%	6/1/17	125	134
Amgen Inc.	5.700%	2/1/19	780	866
Amgen Inc.	2.200%	5/22/19	1,600	1,608
Amgen Inc.	2.125%	5/1/20	495	489
Amgen Inc.	3.450%	10/1/20	275	286
Amgen Inc.	4.100%	6/15/21	1,360	1,450
Amgen Inc.	3.875%	11/15/21	840	884
Amgen Inc.	2.700%	5/1/22	225	221
Amgen Inc.	3.625%	5/15/22	625	639
Amgen Inc.	3.625%	5/22/24	1,000	1,004
Amgen Inc.	3.125%	5/1/25	525	502
Amgen Inc.	6.375%	6/1/37	400	482
Amgen Inc.	6.900%	6/1/38	625	793
Amgen Inc.	6.400%	2/1/39	700	836
Amgen Inc.	5.750%	3/15/40	669	741
Amgen Inc.	4.950%	10/1/41	100	101
Amgen Inc.	5.150%	11/15/41	1,461	1,513
Amgen Inc.	5.650%	6/15/42	685	767
Amgen Inc.	5.375%	5/15/43	925	996
Amgen Inc.	4.400%	5/1/45	350	322
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	272
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,139
Anheuser-Busch Cos. LLC	6.500%	5/1/42	400	501
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	142	142
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,804
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	478
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	406
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	879
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	925	902
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,867	1,866
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,548
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	440
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,050
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,506
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	100	96
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,035
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	296
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	653
Archer-Daniels-Midland Co.	5.450%	3/15/18	120	131
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	699
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	342
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	370
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	241
5 Ascension Health	4.847%	11/15/53	625	678
AstraZeneca plc	5.900%	9/15/17	285	311
AstraZeneca plc	1.950%	9/18/19	625	628
AstraZeneca plc	6.450%	9/15/37	1,705	2,212
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	111
8 Baxalta Inc.	2.000%	6/22/18	225	224
8 Baxalta Inc.	2.875%	6/23/20	675	677
8 Baxalta Inc.	3.600%	6/23/22	325	329
8 Baxalta Inc.	4.000%	6/23/25	1,150	1,152

8 Baxalta Inc.	5.250%	6/23/45	705	698
Beam Suntory Inc.	1.750%	6/15/18	350	349
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	1.750%	11/8/16	60	60
Becton Dickinson & Co.	1.800%	12/15/17	1,400	1,407
Becton Dickinson & Co.	5.000%	5/15/19	50	55
Becton Dickinson & Co.	6.375%	8/1/19	240	274
Becton Dickinson & Co.	2.675%	12/15/19	775	787
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,536
Becton Dickinson & Co.	3.125%	11/8/21	440	445
Becton Dickinson & Co.	3.734%	12/15/24	1,050	1,070
Becton Dickinson & Co.	6.000%	5/15/39	400	461
Becton Dickinson & Co.	4.685%	12/15/44	750	750
Becton Dickinson and Co.	3.875%	5/15/24	436	450
Biogen Inc.	6.875%	3/1/18	225	252
Biogen Inc.	2.900%	9/15/20	710	715
Biogen Inc.	3.625%	9/15/22	500	504
Biogen Inc.	4.050%	9/15/25	975	987
Biogen Inc.	5.200%	9/15/45	1,175	1,190
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,773
Boston Scientific Corp.	6.000%	1/15/20	1,225	1,378
Boston Scientific Corp.	3.375%	5/15/22	200	199
Boston Scientific Corp.	4.125%	10/1/23	125	128
Boston Scientific Corp.	3.850%	5/15/25	300	294
Boston Scientific Corp.	7.000%	11/15/35	225	268
Boston Scientific Corp.	7.375%	1/15/40	150	190
Bottling Group LLC	5.125%	1/15/19	525	580
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	176
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,075	1,029
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	259
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	496
Bristol-Myers Squibb Co.	6.125%	5/1/38	85	109
Bristol-Myers Squibb Co.	3.250%	8/1/42	295	252
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	448
Brown-Forman Corp.	1.000%	1/15/18	350	345
Brown-Forman Corp.	2.250%	1/15/23	100	96
Brown-Forman Corp.	3.750%	1/15/43	150	139
Brown-Forman Corp.	4.500%	7/15/45	325	339
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	255
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	928
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	274
Campbell Soup Co.	3.300%	3/19/25	700	692
Campbell Soup Co.	3.800%	8/2/42	200	175
Cardinal Health Inc.	1.700%	3/15/18	250	251
Cardinal Health Inc.	1.950%	6/15/18	800	802
Cardinal Health Inc.	4.625%	12/15/20	515	563
Cardinal Health Inc.	3.200%	3/15/23	325	323
Cardinal Health Inc.	3.750%	9/15/25	500	508
Cardinal Health Inc.	4.600%	3/15/43	175	171
Cardinal Health Inc.	4.900%	9/15/45	450	457
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	610
Celgene Corp.	1.900%	8/15/17	250	251
Celgene Corp.	2.125%	8/15/18	475	479
Celgene Corp.	2.300%	8/15/18	600	607
Celgene Corp.	2.250%	5/15/19	450	455

Celgene Corp.	2.875%	8/15/20	450	454
Celgene Corp.	3.950%	10/15/20	800	853
Celgene Corp.	3.250%	8/15/22	500	500
Celgene Corp.	3.550%	8/15/22	250	254
Celgene Corp.	4.000%	8/15/23	450	463
Celgene Corp.	3.625%	5/15/24	900	895
Celgene Corp.	3.875%	8/15/25	1,525	1,525
Celgene Corp.	5.700%	10/15/40	75	82
Celgene Corp.	5.250%	8/15/43	1,750	1,800
Celgene Corp.	4.625%	5/15/44	650	622
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	147
Church & Dwight Co. Inc.	2.450%	12/15/19	400	407
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	316
Clorox Co.	3.800%	11/15/21	175	186
Clorox Co.	3.500%	12/15/24	600	603
Coca-Cola Co.	1.150%	4/1/18	757	757
Coca-Cola Co.	1.650%	11/1/18	425	429
Coca-Cola Co.	2.450%	11/1/20	800	813
Coca-Cola Co.	3.150%	11/15/20	1,052	1,104
Coca-Cola Co.	3.300%	9/1/21	1,210	1,268
Coca-Cola Co.	3.200%	11/1/23	1,650	1,694
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	631
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	407
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,236
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,427
Colgate-Palmolive Co.	1.300%	1/15/17	650	656
Colgate-Palmolive Co.	1.750%	3/15/19	450	454
Colgate-Palmolive Co.	2.450%	11/15/21	165	168
Colgate-Palmolive Co.	1.950%	2/1/23	500	480
Colgate-Palmolive Co.	2.100%	5/1/23	275	266
Colgate-Palmolive Co.	3.250%	3/15/24	375	390
Colgate-Palmolive Co.	4.000%	8/15/45	375	378
ConAgra Foods Inc.	1.900%	1/25/18	600	596
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,459
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,385
ConAgra Foods Inc.	7.125%	10/1/26	450	534
ConAgra Foods Inc.	7.000%	10/1/28	100	121
ConAgra Foods Inc.	6.625%	8/15/39	200	218
ConAgra Foods Inc.	4.650%	1/25/43	99	90
Covidien International Finance SA	6.000%	10/15/17	905	989
Covidien International Finance SA	3.200%	6/15/22	1,500	1,503
Covidien International Finance SA	6.550%	10/15/37	630	810
CR Bard Inc.	1.375%	1/15/18	1,825	1,812
CR Bard Inc.	4.400%	1/15/21	165	178
Delhaize Group SA	5.700%	10/1/40	1,150	1,223
DENTSPLY International Inc.	4.125%	8/15/21	275	286
Diageo Capital plc	1.500%	5/11/17	1,000	1,004
Diageo Capital plc	5.750%	10/23/17	690	750
Diageo Capital plc	4.828%	7/15/20	500	556
Diageo Capital plc	2.625%	4/29/23	2,000	1,936
Diageo Capital plc	5.875%	9/30/36	300	356
Diageo Investment Corp.	2.875%	5/11/22	300	297
Diageo Investment Corp.	4.250%	5/11/42	650	645
Dignity Health California GO	2.637%	11/1/19	200	204
Dignity Health California GO	3.125%	11/1/22	150	151
DIGNITY HEALTH CALIFORNIA GO	3.812%	11/1/24	350	359
Dignity Health California GO	4.500%	11/1/42	550	526
Dignity Health California GO	5.267%	11/1/64	200	208

Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,039
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	491
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	273
Edwards Lifesciences Corp.	2.875%	10/15/18	125	128
Eli Lilly & Co.	5.200%	3/15/17	315	334
Eli Lilly & Co.	1.250%	3/1/18	650	651
Eli Lilly & Co.	1.950%	3/15/19	650	658
Eli Lilly & Co.	2.750%	6/1/25	525	516
Eli Lilly & Co.	3.700%	3/1/45	775	726
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	222
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	707
Estee Lauder Cos. Inc.	4.375%	6/15/45	200	206
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,133
Express Scripts Holding Co.	4.750%	11/15/21	650	698
Express Scripts Holding Co.	3.900%	2/15/22	2,025	2,083
Express Scripts Holding Co.	6.125%	11/15/41	450	519
Flowers Foods Inc.	4.375%	4/1/22	175	186
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	297
General Mills Inc.	5.700%	2/15/17	575	610
General Mills Inc.	1.400%	10/20/17	400	400
General Mills Inc.	5.650%	2/15/19	1,650	1,836
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	425	434
General Mills Inc.	3.650%	2/15/24	525	541
General Mills Inc.	5.400%	6/15/40	245	275
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	1.850%	9/4/18	550	554
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,410
Gilead Sciences Inc.	2.350%	2/1/20	600	603
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,131
Gilead Sciences Inc.	4.500%	4/1/21	300	326
Gilead Sciences Inc.	4.400%	12/1/21	800	867
Gilead Sciences Inc.	3.250%	9/1/22	200	202
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,535
Gilead Sciences Inc.	3.500%	2/1/25	1,150	1,158
Gilead Sciences Inc.	3.650%	3/1/26	1,750	1,758
Gilead Sciences Inc.	4.600%	9/1/35	500	500
Gilead Sciences Inc.	5.650%	12/1/41	600	688
Gilead Sciences Inc.	4.800%	4/1/44	1,750	1,775
Gilead Sciences Inc.	4.500%	2/1/45	750	721
Gilead Sciences Inc.	4.750%	3/1/46	1,625	1,638
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,209
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	74
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	341
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,418
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	299
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,889
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	200
Hasbro Inc.	6.300%	9/15/17	550	598
Hasbro Inc.	3.150%	5/15/21	200	204
Hasbro Inc.	6.350%	3/15/40	400	454
Hasbro Inc.	5.100%	5/15/44	300	297
Hershey Co.	1.500%	11/1/16	200	201
Hershey Co.	1.600%	8/21/18	215	217
Hershey Co.	4.125%	12/1/20	215	236
Hershey Co.	2.625%	5/1/23	750	739
Hershey Co.	3.200%	8/21/25	170	173

Hillshire Brands Co.	4.100%	9/15/20	175	183
Hormel Foods Corp.	4.125%	4/15/21	75	83
Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	6.625%	4/15/37	75	91
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
8 JM Smucker Co.	1.750%	3/15/18	225	226
8 JM Smucker Co.	2.500%	3/15/20	325	326
JM Smucker Co.	3.500%	10/15/21	480	496
8 JM Smucker Co.	3.000%	3/15/22	250	249
8 JM Smucker Co.	3.500%	3/15/25	550	547
8 JM Smucker Co.	4.250%	3/15/35	525	506
8 JM Smucker Co.	4.375%	3/15/45	425	408
Johnson & Johnson	1.125%	11/21/17	300	302
Johnson & Johnson	5.150%	7/15/18	125	139
Johnson & Johnson	1.650%	12/5/18	275	279
Johnson & Johnson	1.875%	12/5/19	300	305
Johnson & Johnson	2.950%	9/1/20	400	423
Johnson & Johnson	2.450%	12/5/21	200	205
Johnson & Johnson	6.730%	11/15/23	245	319
Johnson & Johnson	3.375%	12/5/23	650	688
Johnson & Johnson	6.950%	9/1/29	975	1,408
Johnson & Johnson	4.950%	5/15/33	550	638
Johnson & Johnson	4.375%	12/5/33	600	655
Johnson & Johnson	5.950%	8/15/37	645	837
Johnson & Johnson	5.850%	7/15/38	325	420
Johnson & Johnson	4.500%	9/1/40	219	241
Kaiser Foundation Hospitals	3.500%	4/1/22	100	103
Kaiser Foundation Hospitals	4.875%	4/1/42	400	419
Kellogg Co.	1.875%	11/17/16	1,275	1,284
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	907
Kellogg Co.	4.150%	11/15/19	250	268
Kellogg Co.	4.000%	12/15/20	370	395
Kellogg Co.	7.450%	4/1/31	550	712
Kimberly-Clark Corp.	6.125%	8/1/17	200	218
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,323
Kimberly-Clark Corp.	3.625%	8/1/20	250	266
Kimberly-Clark Corp.	2.150%	8/15/20	100	101
Kimberly-Clark Corp.	3.875%	3/1/21	560	611
Kimberly-Clark Corp.	2.400%	6/1/23	150	147
Kimberly-Clark Corp.	3.050%	8/15/25	100	100
Kimberly-Clark Corp.	5.300%	3/1/41	825	962
Kimberly-Clark Corp.	3.700%	6/1/43	175	165
Koninklijke Philips NV	5.750%	3/11/18	750	814
Koninklijke Philips NV	3.750%	3/15/22	825	832
Koninklijke Philips NV	6.875%	3/11/38	180	211
Koninklijke Philips NV	5.000%	3/15/42	335	327
Kraft Foods Group Inc.	2.250%	6/5/17	500	506
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,294
Kraft Foods Group Inc.	5.375%	2/10/20	78	88
Kraft Foods Group Inc.	3.500%	6/6/22	300	307
Kraft Foods Group Inc.	6.875%	1/26/39	725	899
Kraft Foods Group Inc.	6.500%	2/9/40	600	725
Kraft Foods Group Inc.	5.000%	6/4/42	1,530	1,569
8 Kraft Heinz Foods Co.	1.600%	6/30/17	775	776
8 Kraft Heinz Foods Co.	2.000%	7/2/18	765	766
8 Kraft Heinz Foods Co.	2.800%	7/2/20	800	805
8 Kraft Heinz Foods Co.	3.500%	7/15/22	675	690

8 Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,072
8 Kraft Heinz Foods Co.	5.000%	7/15/35	650	676
8 Kraft Heinz Foods Co.	5.200%	7/15/45	775	815
Kroger Co.	2.200%	1/15/17	525	531
Kroger Co.	6.400%	8/15/17	165	180
Kroger Co.	2.300%	1/15/19	650	654
Kroger Co.	6.150%	1/15/20	1,060	1,215
Kroger Co.	3.300%	1/15/21	700	718
Kroger Co.	2.950%	11/1/21	1,200	1,200
Kroger Co.	3.850%	8/1/23	325	336
Kroger Co.	4.000%	2/1/24	400	418
Kroger Co.	7.700%	6/1/29	200	273
Kroger Co.	8.000%	9/15/29	750	1,030
Kroger Co.	6.900%	4/15/38	375	473
Kroger Co.	5.150%	8/1/43	350	373
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	251
Laboratory Corp. of America Holdings	3.200%	2/1/22	275	273
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	229
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	581
Laboratory Corp. of America Holdings	4.700%	2/1/45	550	499
Life Technologies Corp.	6.000%	3/1/20	485	554
Life Technologies Corp.	5.000%	1/15/21	275	301
Mattel Inc.	1.700%	3/15/18	125	125
Mattel Inc.	2.350%	5/6/19	500	503
Mattel Inc.	3.150%	3/15/23	75	73
Mattel Inc.	5.450%	11/1/41	130	129
5 Mayo Clinic	3.774%	11/15/43	625	569
5 Mayo Clinic	4.000%	11/15/47	300	288
McCormick & Co. Inc.	3.900%	7/15/21	100	107
McCormick & Co. Inc.	3.500%	9/1/23	125	132
McKesson Corp.	1.292%	3/10/17	750	749
McKesson Corp.	7.500%	2/15/19	375	438
McKesson Corp.	2.284%	3/15/19	700	702
McKesson Corp.	4.750%	3/1/21	485	535
McKesson Corp.	2.700%	12/15/22	250	242
McKesson Corp.	3.796%	3/15/24	100	103
McKesson Corp.	6.000%	3/1/41	1,025	1,213
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	685
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	441
Medco Health Solutions Inc.	7.125%	3/15/18	805	903
Medco Health Solutions Inc.	4.125%	9/15/20	410	431
Medtronic Inc.	1.500%	3/15/18	500	501
Medtronic Inc.	1.375%	4/1/18	1,075	1,072
Medtronic Inc.	2.500%	3/15/20	2,031	2,060
Medtronic Inc.	4.450%	3/15/20	175	192
Medtronic Inc.	4.125%	3/15/21	410	445
Medtronic Inc.	3.125%	3/15/22	400	406
Medtronic Inc.	3.150%	3/15/22	1,350	1,370
Medtronic Inc.	2.750%	4/1/23	800	794
Medtronic Inc.	3.625%	3/15/24	1,650	1,701
Medtronic Inc.	3.500%	3/15/25	3,000	3,062
Medtronic Inc.	4.375%	3/15/35	1,700	1,715
Medtronic Inc.	5.550%	3/15/40	75	85
Medtronic Inc.	4.500%	3/15/42	188	188
Medtronic Inc.	4.000%	4/1/43	275	257
Medtronic Inc.	4.625%	3/15/44	293	300
Medtronic Inc.	4.625%	3/15/45	3,150	3,235
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	138

Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	111
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	415
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	1.850%	2/10/20	1,000	1,002
Merck & Co. Inc.	3.875%	1/15/21	625	674
Merck & Co. Inc.	2.350%	2/10/22	100	99
Merck & Co. Inc.	2.400%	9/15/22	600	588
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,803
Merck & Co. Inc.	2.750%	2/10/25	1,250	1,217
Merck & Co. Inc.	6.550%	9/15/37	260	350
Merck & Co. Inc.	3.600%	9/15/42	150	139
Merck & Co. Inc.	4.150%	5/18/43	730	723
Merck & Co. Inc.	3.700%	2/10/45	3,045	2,805
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	647
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	184
Molson Coors Brewing Co.	2.000%	5/1/17	125	126
Molson Coors Brewing Co.	3.500%	5/1/22	75	74
Molson Coors Brewing Co.	5.000%	5/1/42	275	243
Mondelez International Inc.	6.500%	8/11/17	175	191
Mondelez International Inc.	6.125%	2/1/18	285	314
Mondelez International Inc.	2.250%	2/1/19	750	755
Mondelez International Inc.	5.375%	2/10/20	709	795
Mondelez International Inc.	4.000%	2/1/24	1,200	1,243
Mondelez International Inc.	6.500%	11/1/31	225	277
Mondelez International Inc.	6.500%	2/9/40	580	712
Mylan Inc.	1.350%	11/29/16	200	199
Mylan Inc.	2.600%	6/24/18	72	72
Mylan Inc.	2.550%	3/28/19	511	503
Mylan Inc.	4.200%	11/29/23	1,325	1,348
Mylan Inc.	5.400%	11/29/43	325	322
New York & Presbyterian Hospital	4.024%	8/1/45	300	286
Newell Rubbermaid Inc.	2.050%	12/1/17	775	777
Newell Rubbermaid Inc.	2.875%	12/1/19	225	227
Newell Rubbermaid Inc.	4.000%	12/1/24	225	229
Novant Health Inc.	5.850%	11/1/19	300	344
Novant Health Inc.	4.371%	11/1/43	475	463
Novartis Capital Corp.	4.400%	4/24/20	225	249
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,957
Novartis Capital Corp.	4.400%	5/6/44	1,200	1,290
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,542
NYU Hospitals Center	4.784%	7/1/44	375	385
Partners Healthcare System Inc.	4.117%	7/1/55	150	139
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	209
PepsiAmericas Inc.	5.000%	5/15/17	450	479
PepsiCo Inc.	1.250%	8/13/17	500	503
PepsiCo Inc.	1.250%	4/30/18	450	450
PepsiCo Inc.	5.000%	6/1/18	1,075	1,177
PepsiCo Inc.	7.900%	11/1/18	1,725	2,040
PepsiCo Inc.	2.250%	1/7/19	525	536
PepsiCo Inc.	1.850%	4/30/20	1,475	1,467
PepsiCo Inc.	3.000%	8/25/21	1,070	1,108
PepsiCo Inc.	2.750%	3/5/22	2,725	2,739
PepsiCo Inc.	3.600%	3/1/24	600	622
PepsiCo Inc.	2.750%	4/30/25	725	703
PepsiCo Inc.	3.500%	7/17/25	500	513

PepsiCo Inc.	4.875%	11/1/40	165	181
PepsiCo Inc.	4.000%	3/5/42	491	474
PepsiCo Inc.	3.600%	8/13/42	1,000	900
PepsiCo Inc.	4.250%	10/22/44	500	494
PepsiCo Inc.	4.600%	7/17/45	785	822
PerkinElmer Inc.	5.000%	11/15/21	340	364
Perrigo Co. plc	2.300%	11/8/18	970	959
Perrigo Co. plc	4.000%	11/15/23	650	648
Perrigo Co. plc	5.300%	11/15/43	125	128
Perrigo Finance plc	3.900%	12/15/24	400	394
Perrigo Finance plc	4.900%	12/15/44	500	477
Pfizer Inc.	6.200%	3/15/19	2,535	2,896
Pfizer Inc.	2.100%	5/15/19	750	760
Pfizer Inc.	3.000%	6/15/23	450	450
Pfizer Inc.	3.400%	5/15/24	400	408
Pfizer Inc.	7.200%	3/15/39	410	564
Pfizer Inc.	4.300%	6/15/43	1,500	1,479
Pfizer Inc.	4.400%	5/15/44	300	301
Philip Morris International Inc.	1.625%	3/20/17	200	202
Philip Morris International Inc.	1.250%	8/11/17	225	226
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	375
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,241
Philip Morris International Inc.	4.125%	5/17/21	370	398
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,024
Philip Morris International Inc.	3.250%	11/10/24	875	874
Philip Morris International Inc.	3.375%	8/11/25	475	477
Philip Morris International Inc.	6.375%	5/16/38	475	592
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,542
Philip Morris International Inc.	4.500%	3/20/42	450	451
Philip Morris International Inc.	3.875%	8/21/42	75	70
Philip Morris International Inc.	4.125%	3/4/43	300	284
5 Procter & Gamble - Esop	9.360%	1/1/21	617	745
Procter & Gamble Co.	4.700%	2/15/19	485	536
Procter & Gamble Co.	1.900%	11/1/19	275	278
Procter & Gamble Co.	3.100%	8/15/23	500	514
Procter & Gamble Co.	6.450%	1/15/26	850	1,089
Procter & Gamble Co.	5.550%	3/5/37	1,630	1,994
Quest Diagnostics Inc.	2.700%	4/1/19	650	659
Quest Diagnostics Inc.	4.750%	1/30/20	300	322
Quest Diagnostics Inc.	2.500%	3/30/20	160	160
Quest Diagnostics Inc.	4.700%	4/1/21	465	505
Quest Diagnostics Inc.	4.250%	4/1/24	300	308
Quest Diagnostics Inc.	3.500%	3/30/25	225	219
Quest Diagnostics Inc.	4.700%	3/30/45	125	115
Reynolds American Inc.	6.750%	6/15/17	100	108
8 Reynolds American Inc.	2.300%	8/21/17	2,125	2,144
Reynolds American Inc.	7.750%	6/1/18	500	572
Reynolds American Inc.	2.300%	6/12/18	550	556
8 Reynolds American Inc.	8.125%	6/23/19	450	534
Reynolds American Inc.	3.250%	6/12/20	825	848
Reynolds American Inc.	4.000%	6/12/22	600	627
Reynolds American Inc.	3.250%	11/1/22	150	149
Reynolds American Inc.	4.850%	9/15/23	75	80
Reynolds American Inc.	4.450%	6/12/25	1,830	1,916
Reynolds American Inc.	5.700%	8/15/35	500	542
8 Reynolds American Inc.	8.125%	5/1/40	400	495
8 Reynolds American Inc.	7.000%	8/4/41	75	87

Reynolds American Inc.	4.750%	11/1/42	450	432
Reynolds American Inc.	6.150%	9/15/43	100	113
Reynolds American Inc.	5.850%	8/15/45	1,635	1,817
Sanofi	1.250%	4/10/18	650	648
Sanofi	4.000%	3/29/21	1,360	1,471
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	155
St. Jude Medical Inc.	2.000%	9/15/18	355	356
St. Jude Medical Inc.	2.800%	9/15/20	355	357
St. Jude Medical Inc.	3.250%	4/15/23	700	689
St. Jude Medical Inc.	3.875%	9/15/25	325	329
St. Jude Medical Inc.	4.750%	4/15/43	450	446
Stryker Corp.	4.375%	1/15/20	100	109
Stryker Corp.	3.375%	5/15/24	1,000	1,016
Stryker Corp.	4.375%	5/15/44	175	177
Sysco Corp.	5.250%	2/12/18	500	542
Sysco Corp.	2.600%	10/1/20	500	501
Sysco Corp.	3.750%	10/1/25	450	454
Sysco Corp.	5.375%	9/21/35	600	675
Sysco Corp.	4.850%	10/1/45	275	282
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	465	470
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	786
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,466
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	251
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	171
5 Texas Health Resources	4.330%	11/15/55	100	98
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	541
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	602
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,541
Trinity Health Corp.	4.125%	12/1/45	200	187
Tupperware Brands Corp.	4.750%	6/1/21	175	183
Tyson Foods Inc.	2.650%	8/15/19	200	202
Tyson Foods Inc.	4.500%	6/15/22	725	772
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,223
Tyson Foods Inc.	4.875%	8/15/34	800	815
Tyson Foods Inc.	5.150%	8/15/44	300	315
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,201
Unilever Capital Corp.	2.200%	3/6/19	150	153
Unilever Capital Corp.	2.100%	7/30/20	625	628
Unilever Capital Corp.	4.250%	2/10/21	805	895
Unilever Capital Corp.	3.100%	7/30/25	550	558
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.700%	6/1/22	1,325	1,424
Whirlpool Corp.	4.000%	3/1/24	175	179
Whirlpool Corp.	3.700%	5/1/25	400	398
Whirlpool Corp.	5.150%	3/1/43	150	150
Wyeth LLC	7.250%	3/1/23	350	453
Wyeth LLC	6.450%	2/1/24	1,705	2,115
Wyeth LLC	6.500%	2/1/34	500	627
Wyeth LLC	6.000%	2/15/36	585	708
Wyeth LLC	5.950%	4/1/37	1,080	1,296
Zeneca Wilmington Inc.	7.000%	11/15/23	950	1,201
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	425	425
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	751
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	222
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	781
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	643
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,000	981

Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	468
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	441
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,000	928
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	1,000	960
Zoetis Inc.	4.700%	2/1/43	550	490

Energy (1.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	737
Anadarko Finance Co.	7.500%	5/1/31	500	605
Anadarko Petroleum Corp.	5.950%	9/15/16	745	774
Anadarko Petroleum Corp.	6.375%	9/15/17	1,250	1,348
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,180
Anadarko Petroleum Corp.	6.950%	6/15/19	50	56
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,098
Anadarko Petroleum Corp.	7.950%	6/15/39	125	157
Anadarko Petroleum Corp.	6.200%	3/15/40	750	801
Anadarko Petroleum Corp.	4.500%	7/15/44	400	356
Apache Corp.	6.900%	9/15/18	500	568
Apache Corp.	3.625%	2/1/21	965	1,001
Apache Corp.	3.250%	4/15/22	862	839
Apache Corp.	6.000%	1/15/37	725	758
Apache Corp.	5.100%	9/1/40	850	799
Apache Corp.	5.250%	2/1/42	475	460
Apache Corp.	4.750%	4/15/43	900	813
Apache Finance Canada Corp.	7.750%	12/15/29	225	304
Baker Hughes Inc.	7.500%	11/15/18	425	493
Baker Hughes Inc.	6.875%	1/15/29	400	494
Baker Hughes Inc.	5.125%	9/15/40	595	609
BJ Services Co.	6.000%	6/1/18	400	438
Boardwalk Pipelines LP	5.500%	2/1/17	200	206
Boardwalk Pipelines LP	3.375%	2/1/23	325	282
Boardwalk Pipelines LP	4.950%	12/15/24	525	486
BP Capital Markets plc	1.846%	5/5/17	1,375	1,388
BP Capital Markets plc	1.375%	11/6/17	975	974
BP Capital Markets plc	1.674%	2/13/18	375	376
BP Capital Markets plc	1.375%	5/10/18	750	745
BP Capital Markets plc	2.241%	9/26/18	900	911
BP Capital Markets plc	4.750%	3/10/19	600	657
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	376
BP Capital Markets plc	4.500%	10/1/20	950	1,047
BP Capital Markets plc	4.742%	3/11/21	3,260	3,609
BP Capital Markets plc	3.561%	11/1/21	650	680
BP Capital Markets plc	3.062%	3/17/22	450	452
BP Capital Markets plc	3.245%	5/6/22	1,076	1,083
BP Capital Markets plc	2.500%	11/6/22	325	310
BP Capital Markets plc	2.750%	5/10/23	1,825	1,748
BP Capital Markets plc	3.994%	9/26/23	350	364
BP Capital Markets plc	3.535%	11/4/24	1,000	992
BP Capital Markets plc	3.506%	3/17/25	1,100	1,088
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	98
Buckeye Partners LP	4.875%	2/1/21	650	660
Buckeye Partners LP	5.850%	11/15/43	250	224
Buckeye Partners LP	5.600%	10/15/44	175	153
Burlington Resources Finance Co.	7.400%	12/1/31	600	778
Cameron International Corp.	3.600%	4/30/22	775	782

Cameron International Corp.	4.000%	12/15/23	2,000	2,057
Cameron International Corp.	3.700%	6/15/24	300	301
Cameron International Corp.	5.125%	12/15/43	300	302
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	649
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	120
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	560
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	418
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	431
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	748
Cenovus Energy Inc.	3.000%	8/15/22	100	93
Cenovus Energy Inc.	3.800%	9/15/23	1,000	948
Cenovus Energy Inc.	6.750%	11/15/39	825	862
Cenovus Energy Inc.	4.450%	9/15/42	575	456
Cenovus Energy Inc.	5.200%	9/15/43	200	179
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	167
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	287
CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	434
Chevron Corp.	1.365%	3/2/18	575	575
Chevron Corp.	1.718%	6/24/18	1,250	1,260
Chevron Corp.	4.950%	3/3/19	475	526
Chevron Corp.	2.193%	11/15/19	1,800	1,820
Chevron Corp.	1.961%	3/3/20	3,202	3,189
Chevron Corp.	2.411%	3/3/22	475	465
Chevron Corp.	2.355%	12/5/22	1,825	1,757
Chevron Corp.	3.191%	6/24/23	1,175	1,191
Cimarex Energy Co.	4.375%	6/1/24	900	875
8 Columbia Pipeline Group Inc.	2.450%	6/1/18	350	351
8 Columbia Pipeline Group Inc.	3.300%	6/1/20	500	502
8 Columbia Pipeline Group Inc.	4.500%	6/1/25	650	631
ConocoPhillips	5.200%	5/15/18	425	463
ConocoPhillips	5.750%	2/1/19	1,985	2,231
ConocoPhillips	6.000%	1/15/20	180	207
ConocoPhillips	5.900%	10/15/32	150	171
ConocoPhillips	5.900%	5/15/38	305	350
ConocoPhillips	6.500%	2/1/39	1,410	1,699
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	288
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	456
ConocoPhillips Co.	1.500%	5/15/18	500	500
ConocoPhillips Co.	2.200%	5/15/20	400	400
ConocoPhillips Co.	2.875%	11/15/21	1,000	997
ConocoPhillips Co.	3.350%	11/15/24	1,615	1,581
ConocoPhillips Co.	3.350%	5/15/25	135	132
ConocoPhillips Co.	4.150%	11/15/34	350	332
ConocoPhillips Co.	4.300%	11/15/44	500	473
ConocoPhillips Holding Co.	6.950%	4/15/29	275	343
Continental Resources Inc.	5.000%	9/15/22	1,100	976
Continental Resources Inc.	4.500%	4/15/23	950	813
Continental Resources Inc.	3.800%	6/1/24	800	655
Continental Resources Inc.	4.900%	6/1/44	475	340
Devon Energy Corp.	6.300%	1/15/19	1,500	1,679
Devon Energy Corp.	4.000%	7/15/21	300	308
Devon Energy Corp.	7.950%	4/15/32	525	645
Devon Energy Corp.	5.600%	7/15/41	1,310	1,262
Devon Energy Corp.	4.750%	5/15/42	450	393
Devon Financing Corp. LLC	7.875%	9/30/31	425	525
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	626
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	166
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	276

Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	999
Dominion Gas Holdings LLC	3.600%	12/15/24	250	249
Dominion Gas Holdings LLC	4.800%	11/1/43	500	492
Dominion Gas Holdings LLC	4.600%	12/15/44	400	381
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	749
8 Enable Midstream Partners LP	2.400%	5/15/19	300	285
8 Enable Midstream Partners LP	3.900%	5/15/24	300	265
8 Enable Midstream Partners LP	5.000%	5/15/44	350	277
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,927
Enbridge Energy Partners LP	7.500%	4/15/38	300	334
Enbridge Energy Partners LP	5.500%	9/15/40	350	315
Enbridge Inc.	4.500%	6/10/44	525	410
Encana Corp.	3.900%	11/15/21	890	822
Encana Corp.	7.200%	11/1/31	625	621
Encana Corp.	6.500%	2/1/38	500	443
Encana Corp.	5.150%	11/15/41	450	352
Energy Transfer Partners LP	6.125%	2/15/17	300	316
Energy Transfer Partners LP	2.500%	6/15/18	300	299
Energy Transfer Partners LP	9.700%	3/15/19	500	599
Energy Transfer Partners LP	9.000%	4/15/19	254	300
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,138
Energy Transfer Partners LP	4.650%	6/1/21	815	813
Energy Transfer Partners LP	5.200%	2/1/22	675	677
Energy Transfer Partners LP	3.600%	2/1/23	3,025	2,710
Energy Transfer Partners LP	4.050%	3/15/25	1,000	880
Energy Transfer Partners LP	4.750%	1/15/26	300	276
Energy Transfer Partners LP	4.900%	3/15/35	250	204
Energy Transfer Partners LP	6.625%	10/15/36	150	146
Energy Transfer Partners LP	7.500%	7/1/38	500	518
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,017
Energy Transfer Partners LP	6.500%	2/1/42	300	281
Energy Transfer Partners LP	5.150%	2/1/43	925	734
Energy Transfer Partners LP	5.150%	3/15/45	250	196
Energy Transfer Partners LP	6.125%	12/15/45	400	354
EnLink Midstream Partners LP	2.700%	4/1/19	300	295
EnLink Midstream Partners LP	4.400%	4/1/24	225	214
EnLink Midstream Partners LP	4.150%	6/1/25	225	207
EnLink Midstream Partners LP	5.600%	4/1/44	175	160
Enlink Midstream Partners LP	5.050%	4/1/45	325	275
Ensco plc	4.700%	3/15/21	400	336
Ensco plc	5.750%	10/1/44	650	439
Enterprise Products Operating LLC	6.300%	9/15/17	175	190
Enterprise Products Operating LLC	6.650%	4/15/18	50	56
Enterprise Products Operating LLC	1.650%	5/7/18	450	447
Enterprise Products Operating LLC	6.500%	1/31/19	50	56
Enterprise Products Operating LLC	2.550%	10/15/19	300	299
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,479
Enterprise Products Operating LLC	4.050%	2/15/22	175	180
Enterprise Products Operating LLC	3.350%	3/15/23	350	341
Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,290
Enterprise Products Operating LLC	3.750%	2/15/25	650	621
Enterprise Products Operating LLC	3.700%	2/15/26	400	380
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,628
Enterprise Products Operating LLC	7.550%	4/15/38	450	554
Enterprise Products Operating LLC	5.950%	2/1/41	495	520
Enterprise Products Operating LLC	4.850%	8/15/42	850	749
Enterprise Products Operating LLC	4.450%	2/15/43	300	256
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,308

Enterprise Products Operating LLC	5.100%	2/15/45	775	707
Enterprise Products Operating LLC	4.900%	5/15/46	300	269
Enterprise Products Operating LLC	4.950%	10/15/54	200	174
5 Enterprise Products Operating LLC	7.034%	1/15/68	600	636
EOG Resources Inc.	5.625%	6/1/19	925	1,041
EOG Resources Inc.	4.100%	2/1/21	150	161
EOG Resources Inc.	2.625%	3/15/23	2,700	2,618
EOG Resources Inc.	3.900%	4/1/35	325	307
EQT Corp.	8.125%	6/1/19	400	470
EQT Corp.	4.875%	11/15/21	600	621
Exxon Mobil Corp.	1.305%	3/6/18	2,000	2,004
Exxon Mobil Corp.	1.819%	3/15/19	237	239
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,419
Exxon Mobil Corp.	2.397%	3/6/22	1,750	1,738
Exxon Mobil Corp.	2.709%	3/6/25	1,600	1,567
Exxon Mobil Corp.	3.567%	3/6/45	650	614
FMC Technologies Inc.	2.000%	10/1/17	200	199
FMC Technologies Inc.	3.450%	10/1/22	125	118
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	283
Halliburton Co.	2.000%	8/1/18	400	403
Halliburton Co.	5.900%	9/15/18	25	28
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	954
Halliburton Co.	6.700%	9/15/38	580	707
Halliburton Co.	7.450%	9/15/39	450	601
Halliburton Co.	4.500%	11/15/41	675	652
Halliburton Co.	4.750%	8/1/43	150	149
Hess Corp.	8.125%	2/15/19	1,395	1,625
Hess Corp.	3.500%	7/15/24	200	184
Hess Corp.	7.875%	10/1/29	150	177
Hess Corp.	7.125%	3/15/33	375	414
Hess Corp.	6.000%	1/15/40	1,025	1,006
Hess Corp.	5.600%	2/15/41	825	770
Husky Energy Inc.	7.250%	12/15/19	505	577
Husky Energy Inc.	3.950%	4/15/22	300	290
Husky Energy Inc.	4.000%	4/15/24	500	472
Husky Energy Inc.	6.800%	9/15/37	300	328
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,173
Kerr-McGee Corp.	7.875%	9/15/31	150	186
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	802
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,210
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	798
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,970
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	167
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,055
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,084
Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	386
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	179
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	269
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	383
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	332
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,505
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	942
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	219
Kinder Morgan Energy Partners LP	4.700%	11/1/42	950	716
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	393
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	414

Kinder Morgan Inc.	7.000%	6/15/17	500	533
Kinder Morgan Inc.	2.000%	12/1/17	350	347
Kinder Morgan Inc.	3.050%	12/1/19	175	172
Kinder Morgan Inc.	4.300%	6/1/25	155	139
Kinder Morgan Inc.	7.800%	8/1/31	330	338
Kinder Morgan Inc.	7.750%	1/15/32	600	606
Kinder Morgan Inc.	5.300%	12/1/34	500	422
Kinder Morgan Inc.	5.550%	6/1/45	950	791
Kinder Morgan Inc.	5.050%	2/15/46	500	387
Magellan Midstream Partners LP	5.650%	10/15/16	560	583
Magellan Midstream Partners LP	6.550%	7/15/19	625	711
Magellan Midstream Partners LP	3.200%	3/15/25	700	652
Magellan Midstream Partners LP	4.200%	12/1/42	450	376
Magellan Midstream Partners LP	5.150%	10/15/43	350	337
Magellan Midstream Partners LP	4.200%	3/15/45	100	84
Marathon Oil Corp.	6.000%	10/1/17	100	107
Marathon Oil Corp.	5.900%	3/15/18	225	243
Marathon Oil Corp.	2.700%	6/1/20	500	485
Marathon Oil Corp.	2.800%	11/1/22	600	532
Marathon Oil Corp.	3.850%	6/1/25	1,700	1,507
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,137
Marathon Oil Corp.	5.200%	6/1/45	300	256
Marathon Petroleum Corp.	5.125%	3/1/21	750	817
Marathon Petroleum Corp.	6.500%	3/1/41	750	791
Marathon Petroleum Corp.	4.750%	9/15/44	250	221
Marathon Petroleum Corp.	5.000%	9/15/54	500	436
Murphy Oil Corp.	2.500%	12/1/17	575	563
Murphy Oil Corp.	3.700%	12/1/22	650	544
Murphy Oil Corp.	5.125%	12/1/42	275	202
Nabors Industries Inc.	2.350%	9/15/16	125	124
Nabors Industries Inc.	6.150%	2/15/18	870	916
Nabors Industries Inc.	9.250%	1/15/19	125	142
Nabors Industries Inc.	5.000%	9/15/20	100	97
National Fuel Gas Co.	6.500%	4/15/18	750	804
National Fuel Gas Co.	3.750%	3/1/23	500	472
National Oilwell Varco Inc.	1.350%	12/1/17	300	298
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,861
National Oilwell Varco Inc.	3.950%	12/1/42	300	249
Noble Energy Inc.	8.250%	3/1/19	1,690	1,978
Noble Energy Inc.	4.150%	12/15/21	875	877
Noble Energy Inc.	6.000%	3/1/41	1,750	1,661
Noble Energy Inc.	5.250%	11/15/43	450	403
Noble Holding International Ltd.	2.500%	3/15/17	225	209
Noble Holding International Ltd.	4.900%	8/1/20	250	205
Noble Holding International Ltd.	5.950%	4/1/25	500	388
Noble Holding International Ltd.	6.200%	8/1/40	300	191
Noble Holding International Ltd.	6.050%	3/1/41	300	188
Noble Holding International Ltd.	5.250%	3/15/42	225	134
Noble Holding International Ltd.	6.950%	4/1/45	250	173
Occidental Petroleum Corp.	1.750%	2/15/17	225	227
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,831
Occidental Petroleum Corp.	3.125%	2/15/22	750	757
Occidental Petroleum Corp.	3.500%	6/15/25	750	748
Occidental Petroleum Corp.	4.625%	6/15/45	750	764
Oceaneering International Inc.	4.650%	11/15/24	300	288
ONEOK Partners LP	6.150%	10/1/16	410	420
ONEOK Partners LP	2.000%	10/1/17	625	620
ONEOK Partners LP	8.625%	3/1/19	400	466

ONEOK Partners LP	3.375%	10/1/22	250	224
ONEOK Partners LP	4.900%	3/15/25	300	279
ONEOK Partners LP	6.650%	10/1/36	360	357
ONEOK Partners LP	6.125%	2/1/41	1,400	1,253
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	865
Petro-Canada	6.050%	5/15/18	1,350	1,486
Petro-Canada	7.875%	6/15/26	100	133
Petro-Canada	5.350%	7/15/33	450	480
Petro-Canada	5.950%	5/15/35	500	557
Petro-Canada	6.800%	5/15/38	250	308
Phillips 66	2.950%	5/1/17	3,250	3,327
Phillips 66	4.300%	4/1/22	1,175	1,233
Phillips 66	4.650%	11/15/34	300	291
Phillips 66	5.875%	5/1/42	900	973
Phillips 66	4.875%	11/15/44	1,250	1,202
Phillips 66 Partners LP	2.646%	2/15/20	135	133
Phillips 66 Partners LP	3.605%	2/15/25	350	322
Phillips 66 Partners LP	4.680%	2/15/45	150	123
Pioneer Natural Resources Co.	6.875%	5/1/18	500	547
Pioneer Natural Resources Co.	7.500%	1/15/20	100	114
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,063
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	55
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	925	1,100
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,202
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,300	1,183
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,017
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	225
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	371
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,121
Pride International Inc.	8.500%	6/15/19	1,125	1,157
Pride International Inc.	6.875%	8/15/20	1,000	948
Pride International Inc.	7.875%	8/15/40	375	313
Questar Corp.	2.750%	2/1/16	25	25
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	500	516
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,228
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,042
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	500	485
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	185
Rowan Cos. Inc.	7.875%	8/1/19	125	126
Rowan Cos. Inc.	4.875%	6/1/22	750	559
Rowan Cos. Inc.	4.750%	1/15/24	125	92
Rowan Cos. Inc.	5.400%	12/1/42	725	429
Schlumberger Investment SA	3.650%	12/1/23	1,550	1,588
SESI LLC	7.125%	12/15/21	500	489
Shell International Finance BV	5.200%	3/22/17	300	318

Shell International Finance BV	1.125%	8/21/17	700	699
Shell International Finance BV	1.900%	8/10/18	400	404
Shell International Finance BV	2.000%	11/15/18	3,050	3,082
Shell International Finance BV	4.300%	9/22/19	3,000	3,264
Shell International Finance BV	4.375%	3/25/20	625	687
Shell International Finance BV	2.375%	8/21/22	1,025	990
Shell International Finance BV	2.250%	1/6/23	175	167
Shell International Finance BV	3.400%	8/12/23	400	409
Shell International Finance BV	3.250%	5/11/25	400	399
Shell International Finance BV	4.125%	5/11/35	400	392
Shell International Finance BV	6.375%	12/15/38	820	1,026
Shell International Finance BV	5.500%	3/25/40	1,250	1,433
Shell International Finance BV	3.625%	8/21/42	450	400
Shell International Finance BV	4.550%	8/12/43	1,000	1,012
Shell International Finance BV	4.375%	5/11/45	1,600	1,590
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	158
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	381
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,293
Southwestern Energy Co.	3.300%	1/23/18	400	393
Southwestern Energy Co.	4.050%	1/23/20	2,000	2,007
Southwestern Energy Co.	4.100%	3/15/22	875	790
Southwestern Energy Co.	4.950%	1/23/25	1,000	890
Spectra Energy Capital LLC	6.200%	4/15/18	850	923
Spectra Energy Capital LLC	8.000%	10/1/19	165	193
Spectra Energy Capital LLC	7.500%	9/15/38	175	192
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Spectra Energy Partners LP	3.500%	3/15/25	950	887
Spectra Energy Partners LP	4.500%	3/15/45	500	424
Suncor Energy Inc.	6.100%	6/1/18	100	111
Suncor Energy Inc.	6.500%	6/15/38	2,140	2,558
Suncor Energy Inc.	6.850%	6/1/39	310	384
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	364
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	420
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	236
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	784
Talisman Energy Inc.	7.750%	6/1/19	990	1,118
Talisman Energy Inc.	3.750%	2/1/21	350	328
Talisman Energy Inc.	6.250%	2/1/38	500	432
Talisman Energy Inc.	5.500%	5/15/42	500	396
Texas Eastern Transmission LP	7.000%	7/15/32	500	598
Tosco Corp.	8.125%	2/15/30	1,350	1,845
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,227
Total Capital Canada Ltd.	2.750%	7/15/23	425	410
Total Capital International SA	1.000%	8/12/16	300	301
Total Capital International SA	2.100%	6/19/19	1,900	1,929
Total Capital International SA	2.750%	6/19/21	1,350	1,364
Total Capital International SA	2.875%	2/17/22	1,400	1,396
Total Capital International SA	2.700%	1/25/23	1,700	1,647
Total Capital International SA	3.700%	1/15/24	650	668
Total Capital SA	2.125%	8/10/18	850	864
Total Capital SA	4.450%	6/24/20	425	469
Total Capital SA	4.125%	1/28/21	512	556
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	338
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,829
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	934
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	602
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	826

TransCanada PipeLines Ltd.	5.850%	3/15/36	125	136
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,344
TransCanada PipeLines Ltd.	7.625%	1/15/39	560	719
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	219
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,189
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	337
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	254
Valero Energy Corp.	9.375%	3/15/19	425	518
Valero Energy Corp.	6.125%	2/1/20	850	964
Valero Energy Corp.	3.650%	3/15/25	400	384
Valero Energy Corp.	7.500%	4/15/32	675	800
Valero Energy Corp.	6.625%	6/15/37	855	939
Valero Energy Corp.	4.900%	3/15/45	400	357
Weatherford International LLC	6.800%	6/15/37	400	314
Weatherford International Ltd.	6.000%	3/15/18	425	428
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,320
Weatherford International Ltd.	4.500%	4/15/22	775	629
Weatherford International Ltd.	6.500%	8/1/36	800	608
Weatherford International Ltd.	6.750%	9/15/40	250	193
Weatherford International Ltd.	5.950%	4/15/42	480	337
Western Gas Partners LP	5.375%	6/1/21	500	534
Western Gas Partners LP	3.950%	6/1/25	300	280
Western Gas Partners LP	5.450%	4/1/44	600	547
Williams Cos. Inc.	4.550%	6/24/24	1,450	1,146
Williams Cos. Inc.	7.500%	1/15/31	321	283
Williams Cos. Inc.	7.750%	6/15/31	407	367
Williams Cos. Inc.	5.750%	6/24/44	400	279
Williams Partners LP	5.250%	3/15/20	1,395	1,491
Williams Partners LP	4.000%	11/15/21	400	388
Williams Partners LP	3.600%	3/15/22	750	692
Williams Partners LP	3.350%	8/15/22	500	452
Williams Partners LP	4.500%	11/15/23	1,260	1,182
Williams Partners LP	3.900%	1/15/25	450	388
Williams Partners LP	4.000%	9/15/25	100	86
Williams Partners LP	6.300%	4/15/40	475	427
Williams Partners LP	5.800%	11/15/43	700	590
Williams Partners LP	5.400%	3/4/44	300	241
Williams Partners LP	4.900%	1/15/45	325	243
Williams Partners LP	5.100%	9/15/45	950	732
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	414
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	750	667
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	500	532
XTO Energy Inc.	6.250%	8/1/17	400	437
XTO Energy Inc.	5.500%	6/15/18	400	443

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	938
CBRE Services Inc.	5.000%	3/15/23	500	504
CBRE Services Inc.	5.250%	3/15/25	275	281
CBRE Services Inc.	4.875%	3/1/26	200	199
Cintas Corp. No 2	6.125%	12/1/17	400	437
Cintas Corp. No 2	3.250%	6/1/22	150	152
Fluor Corp.	3.375%	9/15/21	150	156
Fluor Corp.	3.500%	12/15/24	600	609
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	759
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	299
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	507

Massachusetts Institute of Technology GO	4.678%	7/1/14	700	734
5 Northwestern University	3.688%	12/1/38	300	296
5 Northwestern University Illinois GO	4.643%	12/1/44	350	391
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	493
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	279
University of Pennsylvania GO	4.674%	9/1/12	625	606
Yale University Connecticut GO	2.086%	4/15/19	150	152

Technology (0.7%)
Adobe Systems Inc.	4.750%	2/1/20	325	358
Adobe Systems Inc.	3.250%	2/1/25	700	684
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	1,125	1,145
Altera Corp.	4.100%	11/15/23	1,250	1,317
Amphenol Corp.	1.550%	9/15/17	175	175
Amphenol Corp.	2.550%	1/30/19	1,650	1,670
Amphenol Corp.	3.125%	9/15/21	250	252
Amphenol Corp.	4.000%	2/1/22	75	77
Analog Devices Inc.	2.875%	6/1/23	375	366
Apple Inc.	1.050%	5/5/17	1,275	1,280
Apple Inc.	0.900%	5/12/17	100	100
Apple Inc.	1.000%	5/3/18	1,300	1,294
Apple Inc.	2.100%	5/6/19	1,650	1,677
Apple Inc.	1.550%	2/7/20	1,550	1,533
Apple Inc.	2.000%	5/6/20	700	702
Apple Inc.	2.850%	5/6/21	1,825	1,873
Apple Inc.	2.150%	2/9/22	2,500	2,438
Apple Inc.	2.700%	5/13/22	1,500	1,503
Apple Inc.	2.400%	5/3/23	2,800	2,710
Apple Inc.	3.450%	5/6/24	1,875	1,933
Apple Inc.	2.500%	2/9/25	1,300	1,232
Apple Inc.	3.200%	5/13/25	1,300	1,306
Apple Inc.	3.850%	5/4/43	1,400	1,282
Apple Inc.	4.450%	5/6/44	1,150	1,145
Apple Inc.	3.450%	2/9/45	1,275	1,080
Apple Inc.	4.375%	5/13/45	1,100	1,083
Applied Materials Inc.	2.625%	10/1/20	475	476
Applied Materials Inc.	4.300%	6/15/21	1,435	1,541
Applied Materials Inc.	3.900%	10/1/25	1,000	997
Applied Materials Inc.	5.100%	10/1/35	350	353
Applied Materials Inc.	5.850%	6/15/41	125	139
Arrow Electronics Inc.	3.000%	3/1/18	200	202
Arrow Electronics Inc.	3.500%	4/1/22	325	320
Arrow Electronics Inc.	4.500%	3/1/23	400	410
Arrow Electronics Inc.	4.000%	4/1/25	400	392
Autodesk Inc.	1.950%	12/15/17	550	553
Autodesk Inc.	3.125%	6/15/20	225	228
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	175	178
Baidu Inc.	2.750%	6/9/19	350	347
Baidu Inc.	3.500%	11/28/22	1,500	1,469
Broadcom Corp.	2.700%	11/1/18	340	345
Broadcom Corp.	2.500%	8/15/22	1,100	1,083
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	263
CA Inc.	5.375%	12/1/19	205	225
CA Inc.	3.600%	8/1/20	800	817
CA Inc.	4.500%	8/15/23	150	155

Cadence Design Systems Inc.	4.375%	10/15/24	125	128
Cisco Systems Inc.	1.100%	3/3/17	425	426
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,135
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,710
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,341
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,059
Cisco Systems Inc.	2.900%	3/4/21	225	231
Cisco Systems Inc.	3.625%	3/4/24	400	419
Cisco Systems Inc.	5.900%	2/15/39	425	520
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,402
Computer Sciences Corp.	6.500%	3/15/18	125	137
Corning Inc.	1.500%	5/8/18	875	876
Corning Inc.	6.625%	5/15/19	50	58
Corning Inc.	2.900%	5/15/22	625	630
Corning Inc.	3.700%	11/15/23	500	519
Corning Inc.	4.700%	3/15/37	175	181
Corning Inc.	5.750%	8/15/40	340	407
Dun & Bradstreet Corp.	2.875%	11/15/15	150	150
EMC Corp.	1.875%	6/1/18	1,460	1,462
EMC Corp.	2.650%	6/1/20	1,445	1,459
EMC Corp.	3.375%	6/1/23	710	709
Equifax Inc.	6.300%	7/1/17	125	135
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	5.000%	3/15/22	350	366
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,425
Fidelity National Information Services Inc.	3.875%	6/5/24	325	309
Fiserv Inc.	3.125%	10/1/15	150	150
Fiserv Inc.	2.700%	6/1/20	525	529
Fiserv Inc.	3.850%	6/1/25	700	711
Flextronics International Ltd.	4.625%	2/15/20	275	282
Google Inc.	3.625%	5/19/21	350	375
8 Hewlett Packard Enterprise Co.	2.450%	10/5/17	1,250	1,249
8 Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,300	1,298
8 Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,625	1,625
8 Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,450	1,447
8 Hewlett Packard Enterprise Co.	4.900%	10/15/25	5,000	4,986
8 Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	350
8 Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,449
Hewlett-Packard Co.	5.400%	3/1/17	225	237
Hewlett-Packard Co.	2.600%	9/15/17	400	408
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,279
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,698
Hewlett-Packard Co.	3.750%	12/1/20	700	723
Hewlett-Packard Co.	4.300%	6/1/21	150	157
Hewlett-Packard Co.	4.375%	9/15/21	650	679
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,325
Hewlett-Packard Co.	6.000%	9/15/41	610	600
Ingram Micro Inc.	4.950%	12/15/24	925	961
Intel Corp.	1.950%	10/1/16	975	987
Intel Corp.	1.350%	12/15/17	4,510	4,526
Intel Corp.	2.450%	7/29/20	500	507
Intel Corp.	3.300%	10/1/21	200	209
Intel Corp.	3.100%	7/29/22	625	636
Intel Corp.	2.700%	12/15/22	700	688
Intel Corp.	3.700%	7/29/25	500	514
Intel Corp.	4.000%	12/15/32	475	461
Intel Corp.	4.800%	10/1/41	1,955	2,023
Intel Corp.	4.250%	12/15/42	775	750

Intel Corp.	4.900%	7/29/45	900	932
International Business Machines Corp.	1.250%	2/6/17	1,150	1,158
International Business Machines Corp.	5.700%	9/14/17	4,000	4,350
International Business Machines Corp.	1.250%	2/8/18	2,555	2,556
International Business Machines Corp.	1.950%	2/12/19	675	679
International Business Machines Corp.	1.625%	5/15/20	670	661
International Business Machines Corp.	2.900%	11/1/21	200	206
International Business Machines Corp.	3.375%	8/1/23	600	613
International Business Machines Corp.	3.625%	2/12/24	1,400	1,441
International Business Machines Corp.	5.600%	11/30/39	1,114	1,277
International Business Machines Corp.	4.000%	6/20/42	423	388
Jabil Circuit Inc.	5.625%	12/15/20	250	264
Juniper Networks Inc.	3.300%	6/15/20	475	482
Juniper Networks Inc.	4.600%	3/15/21	360	380
Juniper Networks Inc.	4.350%	6/15/25	200	199
Juniper Networks Inc.	5.950%	3/15/41	150	150
8 Keysight Technologies Inc.	3.300%	10/30/19	350	351
8 Keysight Technologies Inc.	4.550%	10/30/24	325	317
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,034
KLA-Tencor Corp.	4.650%	11/1/24	400	400
Lam Research Corp.	2.750%	3/15/20	325	319
Lam Research Corp.	3.800%	3/15/25	425	418
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	344	366
Lexmark International Inc.	6.650%	6/1/18	375	414
Maxim Integrated Products Inc.	3.375%	3/15/23	50	50
Microsoft Corp.	1.000%	5/1/18	400	400
Microsoft Corp.	1.625%	12/6/18	900	911
Microsoft Corp.	4.200%	6/1/19	460	503
Microsoft Corp.	3.000%	10/1/20	250	263
Microsoft Corp.	2.375%	2/12/22	1,600	1,596
Microsoft Corp.	2.125%	11/15/22	225	217
Microsoft Corp.	2.375%	5/1/23	225	220
Microsoft Corp.	3.625%	12/15/23	750	796
Microsoft Corp.	2.700%	2/12/25	925	904
Microsoft Corp.	3.500%	2/12/35	1,000	931
Microsoft Corp.	5.200%	6/1/39	629	725
Microsoft Corp.	4.500%	10/1/40	125	130
Microsoft Corp.	5.300%	2/8/41	600	700
Microsoft Corp.	3.500%	11/15/42	850	761
Microsoft Corp.	3.750%	5/1/43	185	170
Microsoft Corp.	4.875%	12/15/43	350	376
Microsoft Corp.	3.750%	2/12/45	600	555
Microsoft Corp.	4.000%	2/12/55	2,000	1,807
Motorola Solutions Inc.	3.750%	5/15/22	400	372
Motorola Solutions Inc.	4.000%	9/1/24	400	361
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	252
NetApp Inc.	3.375%	6/15/21	900	888
Oracle Corp.	1.200%	10/15/17	1,150	1,151
Oracle Corp.	5.750%	4/15/18	1,415	1,563
Oracle Corp.	2.375%	1/15/19	525	536
Oracle Corp.	5.000%	7/8/19	1,175	1,309
Oracle Corp.	2.250%	10/8/19	2,850	2,884
Oracle Corp.	2.500%	5/15/22	1,250	1,232
Oracle Corp.	2.500%	10/15/22	2,425	2,366

Oracle Corp.	3.400%	7/8/24	2,350	2,381
Oracle Corp.	2.950%	5/15/25	3,000	2,923
Oracle Corp.	3.250%	5/15/30	275	260
Oracle Corp.	4.300%	7/8/34	1,350	1,345
Oracle Corp.	3.900%	5/15/35	1,350	1,281
Oracle Corp.	6.500%	4/15/38	625	790
Oracle Corp.	6.125%	7/8/39	645	784
Oracle Corp.	5.375%	7/15/40	1,375	1,534
Oracle Corp.	4.500%	7/8/44	775	780
Oracle Corp.	4.125%	5/15/45	2,400	2,261
Oracle Corp.	4.375%	5/15/55	1,000	930
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,056
QUALCOMM Inc.	2.250%	5/20/20	1,000	998
QUALCOMM Inc.	3.450%	5/20/25	1,300	1,228
QUALCOMM Inc.	4.650%	5/20/35	475	434
QUALCOMM Inc.	4.800%	5/20/45	1,000	872
Seagate HDD Cayman	3.750%	11/15/18	675	690
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,474
Seagate HDD Cayman	4.750%	1/1/25	750	720
8 Seagate HDD Cayman	4.875%	6/1/27	450	419
8 Seagate HDD Cayman	5.750%	12/1/34	1,425	1,357
Symantec Corp.	2.750%	6/15/17	500	503
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	403
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	496
Texas Instruments Inc.	1.650%	8/3/19	1,000	996
Total System Services Inc.	2.375%	6/1/18	125	125
Trimble Navigation Ltd.	4.750%	12/1/24	225	227
Tyco Electronics Group SA	6.550%	10/1/17	355	389
Tyco Electronics Group SA	2.350%	8/1/19	200	201
Tyco Electronics Group SA	3.500%	2/3/22	750	773
Tyco Electronics Group SA	3.450%	8/1/24	350	354
Tyco Electronics Group SA	7.125%	10/1/37	700	916
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,320
Verisk Analytics Inc.	5.500%	6/15/45	250	246
Xerox Corp.	6.750%	2/1/17	350	373
Xerox Corp.	2.950%	3/15/17	325	331
Xerox Corp.	6.350%	5/15/18	1,580	1,743
Xerox Corp.	2.750%	3/15/19	250	251
Xerox Corp.	5.625%	12/15/19	550	609
Xerox Corp.	2.800%	5/15/20	300	297
Xerox Corp.	4.500%	5/15/21	835	870
Xerox Corp.	3.800%	5/15/24	125	121
Xilinx Inc.	2.125%	3/15/19	325	326
Xilinx Inc.	3.000%	3/15/21	1,275	1,297

Transportation (0.3%)
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	243	246
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	1,063	1,137
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	485	484
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	900	882
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	150	147

5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	285	286
5 BNSF Funding Trust I	6.613%	12/15/55	325	365
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	80
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	687
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	291
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	439
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	424
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	424
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	399
Burlington Northern Santa Fe LLC	3.000%	3/15/23	425	419
Burlington Northern Santa Fe LLC	3.850%	9/1/23	475	494
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	413
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	402
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	241
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,064
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	894
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	151
Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	600
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	516
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	392
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	466
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	557
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	192
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	339
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	532
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	310
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	590
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	279
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	301
Canadian National Railway Co.	1.450%	12/15/16	925	931
Canadian National Railway Co.	5.550%	3/1/19	265	296
Canadian National Railway Co.	2.850%	12/15/21	550	560
Canadian National Railway Co.	6.250%	8/1/34	350	444
Canadian National Railway Co.	6.200%	6/1/36	350	451
Canadian National Railway Co.	6.375%	11/15/37	350	460
Canadian Pacific Railway Co.	4.450%	3/15/23	225	242
Canadian Pacific Railway Co.	2.900%	2/1/25	100	95
Canadian Pacific Railway Co.	3.700%	2/1/26	450	452
Canadian Pacific Railway Co.	7.125%	10/15/31	225	286
Canadian Pacific Railway Co.	5.750%	3/15/33	425	474
Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,470
Canadian Pacific Railway Co.	6.125%	9/15/15	230	244
Canadian Pacific Railway Ltd.	4.500%	1/15/22	691	744
Canadian Pacific Railway Ltd.	5.750%	1/15/42	110	124
Con-way Inc.	6.700%	5/1/34	390	277
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	972	1,101
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	811	830
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	415	420
CSX Corp.	5.600%	5/1/17	25	27
CSX Corp.	7.900%	5/1/17	126	139
CSX Corp.	6.250%	3/15/18	725	805
CSX Corp.	7.375%	2/1/19	2,065	2,412
CSX Corp.	3.700%	10/30/20	205	217
CSX Corp.	6.220%	4/30/40	174	207

	CSX Corp.	5.500%	4/15/41	425	463
	CSX Corp.	4.750%	5/30/42	1,310	1,298
	CSX Corp.	4.100%	3/15/44	800	717
	CSX Corp.	3.950%	5/1/50	650	554
5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	174	202
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	104	117
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	29	31
5	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	63	67
5	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	62	66
5	Delta Air Lines 2015-1 Class AA Pass
	Through Trust	3.625%	7/30/27	375	378
	FedEx Corp.	8.000%	1/15/19	475	567
	FedEx Corp.	2.625%	8/1/22	50	49
	FedEx Corp.	4.000%	1/15/24	450	469
	FedEx Corp.	3.900%	2/1/35	200	184
	FedEx Corp.	3.875%	8/1/42	200	174
	FedEx Corp.	4.100%	4/15/43	300	273
	FedEx Corp.	5.100%	1/15/44	500	526
	FedEx Corp.	4.500%	2/1/65	150	133
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	934	913
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	403
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	206
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	25
	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	500	480
	Kansas City Southern Railway Co.	4.950%	8/15/45	325	329
[5,8] Latam Airlines 2015-1 Pass Through Trust A		4.200%	11/15/27	550	531
	Norfolk Southern Corp.	7.700%	5/15/17	400	440
	Norfolk Southern Corp.	5.750%	4/1/18	200	220
	Norfolk Southern Corp.	5.900%	6/15/19	335	381
	Norfolk Southern Corp.	3.250%	12/1/21	325	332
	Norfolk Southern Corp.	2.903%	2/15/23	780	760
	Norfolk Southern Corp.	5.590%	5/17/25	164	189
	Norfolk Southern Corp.	7.800%	5/15/27	100	137
	Norfolk Southern Corp.	4.837%	10/1/41	1,065	1,071
	Norfolk Southern Corp.	3.950%	10/1/42	425	379
	Norfolk Southern Corp.	4.450%	6/15/45	275	267
	Norfolk Southern Corp.	7.900%	5/15/97	200	292
	Norfolk Southern Corp.	6.000%	3/15/05	275	312
	Norfolk Southern Corp.	6.000%	5/23/11	925	1,039
5	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	178	198
	Ryder System Inc.	2.450%	11/15/18	1,000	1,008
	Ryder System Inc.	2.350%	2/26/19	1,350	1,357
	Ryder System Inc.	2.550%	6/1/19	800	811
	Ryder System Inc.	2.500%	5/11/20	200	199
	Ryder System Inc.	2.875%	9/1/20	125	126
	Southern Railway Co.	9.750%	6/15/20	116	151
	Southwest Airlines Co.	5.750%	12/15/16	200	211
	Southwest Airlines Co.	5.125%	3/1/17	400	421
	Southwest Airlines Co.	2.750%	11/6/19	25	25
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	105	118

5 Spirit Airlines 2015-1 Pass Through Trust A	4.100%	10/1/29	325	329
Trinity Industries Inc.	4.550%	10/1/24	225	213
Union Pacific Corp.	1.800%	2/1/20	450	447
Union Pacific Corp.	2.250%	6/19/20	300	304
Union Pacific Corp.	2.750%	4/15/23	200	197
Union Pacific Corp.	3.250%	1/15/25	300	303
Union Pacific Corp.	3.250%	8/15/25	1,000	1,009
Union Pacific Corp.	6.625%	2/1/29	400	532
Union Pacific Corp.	3.375%	2/1/35	900	817
Union Pacific Corp.	4.750%	9/15/41	750	799
Union Pacific Corp.	4.250%	4/15/43	400	394
Union Pacific Corp.	4.750%	12/15/43	325	350
Union Pacific Corp.	4.821%	2/1/44	189	206
Union Pacific Corp.	4.850%	6/15/44	75	82
Union Pacific Corp.	4.150%	1/15/45	400	397
Union Pacific Corp.	3.875%	2/1/55	400	360
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	666	688
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	750	766
United Parcel Service Inc.	1.125%	10/1/17	800	804
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,098
United Parcel Service Inc.	5.125%	4/1/19	175	196
United Parcel Service Inc.	3.125%	1/15/21	990	1,033
United Parcel Service Inc.	2.450%	10/1/22	925	908
United Parcel Service Inc.	6.200%	1/15/38	820	1,060
United Parcel Service Inc.	4.875%	11/15/40	350	393
United Parcel Service Inc.	3.625%	10/1/42	675	641
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	94	94
5 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	65	68
				1,675,561
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	496
Alabama Power Co.	5.500%	10/15/17	550	593
Alabama Power Co.	3.550%	12/1/23	1,700	1,758
Alabama Power Co.	2.800%	4/1/25	200	192
Alabama Power Co.	4.100%	1/15/42	1,000	957
Alabama Power Co.	3.850%	12/1/42	125	115
Alabama Power Co.	4.150%	8/15/44	300	289
Alabama Power Co.	3.750%	3/1/45	650	588
Ameren Illinois Co.	6.125%	11/15/17	25	27
Ameren Illinois Co.	2.700%	9/1/22	250	247
Ameren Illinois Co.	3.250%	3/1/25	275	278
American Electric Power Co. Inc.	1.650%	12/15/17	325	325
Appalachian Power Co.	3.400%	6/1/25	500	495
Appalachian Power Co.	5.800%	10/1/35	100	113
Appalachian Power Co.	6.700%	8/15/37	500	626
Appalachian Power Co.	7.000%	4/1/38	260	336
Arizona Public Service Co.	3.150%	5/15/25	500	498
Arizona Public Service Co.	5.500%	9/1/35	150	173
Arizona Public Service Co.	5.050%	9/1/41	575	645
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	400	427
Atlantic City Electric Co.	7.750%	11/15/18	150	177

Baltimore Gas & Electric Co.	3.350%	7/1/23	950	965
Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	234
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	200
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	541
Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	502
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,174
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,445
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	464
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	515
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	495
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	243
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	644
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	350	370
Cleco Power LLC	6.000%	12/1/40	175	203
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	273
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	225
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,031
CMS Energy Corp.	8.750%	6/15/19	500	615
CMS Energy Corp.	6.250%	2/1/20	600	692
CMS Energy Corp.	5.050%	3/15/22	500	550
CMS Energy Corp.	3.875%	3/1/24	900	922
CMS Energy Corp.	4.700%	3/31/43	350	354
CMS Energy Corp.	4.875%	3/1/44	300	312
Commonwealth Edison Co.	5.950%	8/15/16	200	208
Commonwealth Edison Co.	1.950%	9/1/16	115	116
Commonwealth Edison Co.	6.150%	9/15/17	600	654
Commonwealth Edison Co.	5.800%	3/15/18	150	165
Commonwealth Edison Co.	5.900%	3/15/36	100	121
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,332
Commonwealth Edison Co.	4.600%	8/15/43	550	579
Commonwealth Edison Co.	4.700%	1/15/44	900	960
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,372
Connecticut Light & Power Co.	5.500%	2/1/19	150	168
Connecticut Light & Power Co.	6.350%	6/1/36	250	325
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,270
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	934
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	341
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,038
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	501
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	521
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	451
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,565
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,645
Consumers Energy Co.	6.125%	3/15/19	1,000	1,143
Consumers Energy Co.	6.700%	9/15/19	300	352
Consumers Energy Co.	2.850%	5/15/22	1,150	1,157
Consumers Energy Co.	3.375%	8/15/23	225	231
Consumers Energy Co.	4.350%	8/31/64	150	145
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.000%	6/1/42	225	219
Dominion Resources Inc.	1.400%	9/15/17	100	100
Dominion Resources Inc.	2.500%	12/1/19	400	403
Dominion Resources Inc.	4.450%	3/15/21	125	134
Dominion Resources Inc.	2.750%	9/15/22	100	97
Dominion Resources Inc.	3.625%	12/1/24	800	798
Dominion Resources Inc.	3.900%	10/1/25	425	429
Dominion Resources Inc.	5.250%	8/1/33	200	215

Dominion Resources Inc.	4.900%	8/1/41	550	562
Dominion Resources Inc.	4.050%	9/15/42	325	293
Dominion Resources Inc.	4.700%	12/1/44	600	592
5 Dominion Resources Inc.	5.750%	10/1/54	375	384
DTE Electric Co.	3.450%	10/1/20	410	434
DTE Electric Co.	3.900%	6/1/21	100	108
DTE Electric Co.	2.650%	6/15/22	325	322
DTE Electric Co.	3.375%	3/1/25	225	231
DTE Electric Co.	5.700%	10/1/37	125	153
DTE Electric Co.	3.950%	6/15/42	1,150	1,125
DTE Energy Co.	2.400%	12/1/19	350	353
DTE Energy Co.	3.500%	6/1/24	700	711
Duke Energy Carolinas LLC	7.000%	11/15/18	660	768
Duke Energy Carolinas LLC	4.300%	6/15/20	500	549
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,109
Duke Energy Carolinas LLC	6.000%	12/1/28	300	368
Duke Energy Carolinas LLC	6.100%	6/1/37	300	374
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	710	842
Duke Energy Carolinas LLC	4.250%	12/15/41	800	815
Duke Energy Carolinas LLC	4.000%	9/30/42	425	418
Duke Energy Corp.	1.625%	8/15/17	625	627
Duke Energy Corp.	2.100%	6/15/18	1,000	1,012
Duke Energy Corp.	5.050%	9/15/19	2,625	2,896
Duke Energy Corp.	3.050%	8/15/22	200	199
Duke Energy Corp.	3.950%	10/15/23	225	235
Duke Energy Corp.	3.750%	4/15/24	200	206
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,516
Duke Energy Florida Llc	5.650%	6/15/18	50	55
Duke Energy Florida LLC	6.350%	9/15/37	525	690
Duke Energy Florida LLC	6.400%	6/15/38	600	789
Duke Energy Indiana Inc.	3.750%	7/15/20	185	198
Duke Energy Indiana Inc.	4.200%	3/15/42	475	477
Duke Energy Indiana Inc.	4.900%	7/15/43	250	276
Duke Energy Progress Llc	5.300%	1/15/19	675	752
Duke Energy Progress Llc	3.000%	9/15/21	750	778
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,832
Duke Energy Progress LLC	4.375%	3/30/44	525	547
Duke Energy Progress LLC	4.150%	12/1/44	300	302
Duke Energy Progress LLC	4.200%	8/15/45	525	536
El Paso Electric Co.	6.000%	5/15/35	175	211
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,328
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	166
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,748
Entergy Louisiana LLC	5.400%	11/1/24	175	203
Entergy Louisiana LLC	4.950%	1/15/45	400	403
Entergy Texas Inc.	7.125%	2/1/19	300	347
Entergy Texas Inc.	5.150%	6/1/45	300	302
Eversource Energy	4.500%	11/15/19	2,357	2,553
Exelon Corp.	1.550%	6/9/17	250	250
Exelon Corp.	2.850%	6/15/20	225	227
Exelon Corp.	3.950%	6/15/25	500	505
Exelon Corp.	4.950%	6/15/35	800	808
Exelon Corp.	5.625%	6/15/35	365	399
Exelon Corp.	5.100%	6/15/45	200	204
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,003
Exelon Generation Co. LLC	4.000%	10/1/20	575	603

Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,121
FirstEnergy Solutions Corp.	6.800%	8/15/39	275	271
Florida Power & Light Co.	5.550%	11/1/17	75	81
Florida Power & Light Co.	2.750%	6/1/23	325	323
Florida Power & Light Co.	3.250%	6/1/24	300	307
Florida Power & Light Co.	5.625%	4/1/34	225	271
Florida Power & Light Co.	4.950%	6/1/35	50	56
Florida Power & Light Co.	5.950%	2/1/38	175	222
Florida Power & Light Co.	5.960%	4/1/39	225	286
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,592
Florida Power & Light Co.	3.800%	12/15/42	925	889
Georgia Power Co.	5.950%	2/1/39	150	172
Georgia Power Co.	4.750%	9/1/40	125	123
Georgia Power Co.	4.300%	3/15/42	675	621
Georgia Power Co.	4.300%	3/15/43	250	228
Iberdrola International BV	6.750%	7/15/36	175	217
Indiana Michigan Power Co.	7.000%	3/15/19	300	347
Indiana Michigan Power Co.	3.200%	3/15/23	475	475
Interstate Power & Light Co.	3.250%	12/1/24	150	152
Interstate Power & Light Co.	3.400%	8/15/25	550	559
Interstate Power & Light Co.	6.250%	7/15/39	100	131
ITC Holdings Corp.	4.050%	7/1/23	175	181
ITC Holdings Corp.	5.300%	7/1/43	700	745
Jersey Central Power & Light Co.	5.650%	6/1/17	350	374
Jersey Central Power & Light Co.	6.150%	6/1/37	200	221
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	167	184
Kansas City Power & Light Co.	6.050%	11/15/35	200	244
Kansas City Power & Light Co.	5.300%	10/1/41	830	906
Kentucky Utilities Co.	3.250%	11/1/20	200	210
Kentucky Utilities Co.	4.650%	11/15/43	875	934
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,202
Louisville Gas & Electric Co.	5.125%	11/15/40	100	113
Louisville Gas & Electric Co.	4.650%	11/15/43	625	668
MidAmerican Energy Co.	5.950%	7/15/17	560	604
MidAmerican Energy Co.	6.750%	12/30/31	725	945
MidAmerican Energy Co.	4.800%	9/15/43	1,050	1,157
Mississippi Power Co.	4.250%	3/15/42	375	325
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	126
National Rural Utilities Cooperative Finance
Corp.	0.950%	4/24/17	400	399
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,025	1,118
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,375
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	76
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,287
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	902
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	789	788
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	100
Nevada Power Co.	6.500%	5/15/18	1,200	1,345
Nevada Power Co.	6.650%	4/1/36	410	523
Nevada Power Co.	5.450%	5/15/41	500	578

NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,197
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	479
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	666
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,135
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	183
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	231
Northern States Power Co.	5.250%	3/1/18	950	1,038
Northern States Power Co.	2.200%	8/15/20	200	202
Northern States Power Co.	6.250%	6/1/36	650	842
Northern States Power Co.	6.200%	7/1/37	250	323
Northern States Power Co.	5.350%	11/1/39	375	441
Northern States Power Co.	4.125%	5/15/44	100	101
Northern States Power Co.	4.000%	8/15/45	200	199
NorthWestern Corp.	4.176%	11/15/44	250	250
NSTAR Electric Co.	5.625%	11/15/17	525	572
NSTAR Electric Co.	5.500%	3/15/40	550	658
Oglethorpe Power Corp.	6.100%	3/15/19	200	224
Oglethorpe Power Corp.	5.950%	11/1/39	100	121
Oglethorpe Power Corp.	5.375%	11/1/40	380	418
Oglethorpe Power Corp.	4.550%	6/1/44	300	301
Ohio Edison Co.	8.250%	10/15/38	400	570
Ohio Power Co.	6.050%	5/1/18	100	111
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	183
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	826
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	168
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	375
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,072
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	247
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	802
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	503
Pacific Gas & Electric Co.	5.625%	11/30/17	250	271
Pacific Gas & Electric Co.	8.250%	10/15/18	275	326
Pacific Gas & Electric Co.	3.500%	10/1/20	410	432
Pacific Gas & Electric Co.	4.250%	5/15/21	225	244
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,033
Pacific Gas & Electric Co.	3.250%	6/15/23	575	578
Pacific Gas & Electric Co.	3.750%	2/15/24	150	155
Pacific Gas & Electric Co.	3.400%	8/15/24	625	627
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,492
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,215
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,230
Pacific Gas & Electric Co.	5.400%	1/15/40	500	569
Pacific Gas & Electric Co.	4.450%	4/15/42	300	302
Pacific Gas & Electric Co.	4.600%	6/15/43	225	232
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,580
PacifiCorp	5.650%	7/15/18	300	333
PacifiCorp	2.950%	2/1/22	1,000	1,013
PacifiCorp	3.600%	4/1/24	500	522
PacifiCorp	5.250%	6/15/35	475	543
PacifiCorp	5.750%	4/1/37	410	496
PacifiCorp	6.250%	10/15/37	600	765
PacifiCorp	4.100%	2/1/42	350	345
Peco Energy Co.	1.200%	10/15/16	350	351
Peco Energy Co.	5.350%	3/1/18	125	137
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pennsylvania Electric Co.	5.200%	4/1/20	205	223
PG&E Corp.	2.400%	3/1/19	1,650	1,667
Potomac Electric Power Co.	6.500%	11/15/37	400	524

PPL Capital Funding Inc.	3.500%	12/1/22	375	379
PPL Capital Funding Inc.	3.950%	3/15/24	225	232
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,516
PPL Electric Utilities Corp.	3.000%	9/15/21	410	422
PPL Electric Utilities Corp.	6.250%	5/15/39	100	129
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,097
Progress Energy Inc.	3.150%	4/1/22	500	498
Progress Energy Inc.	7.750%	3/1/31	625	841
Progress Energy Inc.	6.000%	12/1/39	410	507
PSEG Power LLC	5.500%	12/1/15	450	453
PSEG Power LLC	2.750%	9/15/16	615	624
PSEG Power LLC	5.125%	4/15/20	150	166
PSEG Power LLC	4.150%	9/15/21	50	52
Public Service Co. of Colorado	5.800%	8/1/18	100	112
Public Service Co. of Colorado	5.125%	6/1/19	175	194
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,048
Public Service Co. of Colorado	2.900%	5/15/25	500	492
Public Service Co. of Colorado	6.250%	9/1/37	100	130
Public Service Co. of Colorado	3.600%	9/15/42	225	207
Public Service Co. of Colorado	4.300%	3/15/44	200	204
Public Service Co. of New Hampshire	3.500%	11/1/23	150	155
Public Service Co. of New Mexico	3.850%	8/1/25	150	152
Public Service Co. of Oklahoma	5.150%	12/1/19	600	673
Public Service Co. of Oklahoma	4.400%	2/1/21	500	539
Public Service Co. of Oklahoma	6.625%	11/15/37	275	358
Public Service Electric & Gas Co.	5.300%	5/1/18	394	432
Public Service Electric & Gas Co.	2.300%	9/15/18	450	459
Public Service Electric & Gas Co.	1.800%	6/1/19	200	199
Public Service Electric & Gas Co.	2.375%	5/15/23	225	217
Public Service Electric & Gas Co.	3.000%	5/15/25	500	498
Public Service Electric & Gas Co.	5.375%	11/1/39	300	352
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,486
Public Service Electric & Gas Co.	4.000%	6/1/44	100	98
Public Service Electric & Gas Co.	4.050%	5/1/45	500	497
Puget Energy Inc.	6.500%	12/15/20	250	292
Puget Energy Inc.	6.000%	9/1/21	400	462
8 Puget Energy Inc.	3.650%	5/15/25	1,550	1,531
Puget Sound Energy Inc.	5.483%	6/1/35	100	118
Puget Sound Energy Inc.	6.274%	3/15/37	500	639
Puget Sound Energy Inc.	5.757%	10/1/39	495	604
Puget Sound Energy Inc.	5.638%	4/15/41	390	471
Puget Sound Energy Inc.	4.434%	11/15/41	275	285
San Diego Gas & Electric Co.	3.000%	8/15/21	150	157
San Diego Gas & Electric Co.	6.000%	6/1/26	500	624
San Diego Gas & Electric Co.	5.350%	5/15/35	100	119
San Diego Gas & Electric Co.	6.125%	9/15/37	252	322
San Diego Gas & Electric Co.	5.350%	5/15/40	500	596
San Diego Gas & Electric Co.	4.500%	8/15/40	255	270
San Diego Gas & Electric Co.	4.300%	4/1/42	150	155
SCANA Corp.	4.750%	5/15/21	205	216
SCANA Corp.	4.125%	2/1/22	150	152
Sierra Pacific Power Co.	6.750%	7/1/37	400	535
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,263
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	567
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	180
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	113
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	196
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	229

South Carolina Electric & Gas Co.	4.500%	6/1/64	200	190
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	368
Southern California Edison Co.	1.125%	5/1/17	550	550
Southern California Edison Co.	3.875%	6/1/21	350	377
5 Southern California Edison Co.	1.845%	2/1/22	325	324
Southern California Edison Co.	3.500%	10/1/23	300	312
Southern California Edison Co.	6.650%	4/1/29	225	288
Southern California Edison Co.	5.750%	4/1/35	508	612
Southern California Edison Co.	5.350%	7/15/35	1,460	1,689
Southern California Edison Co.	4.500%	9/1/40	205	215
Southern California Edison Co.	4.050%	3/15/42	425	419
Southern California Edison Co.	3.900%	3/15/43	475	458
Southern California Edison Co.	4.650%	10/1/43	600	651
Southern California Edison Co.	3.600%	2/1/45	150	138
Southern Co.	1.300%	8/15/17	225	224
Southern Co.	2.150%	9/1/19	200	196
Southern Co.	2.750%	6/15/20	400	399
Southern Power Co.	5.150%	9/15/41	960	956
Southern Power Co.	5.250%	7/15/43	500	515
Southwestern Electric Power Co.	5.875%	3/1/18	25	27
Southwestern Electric Power Co.	6.450%	1/15/19	250	285
Southwestern Electric Power Co.	6.200%	3/15/40	75	92
Southwestern Electric Power Co.	3.900%	4/1/45	1,500	1,332
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,875
Southwestern Public Service Co.	4.500%	8/15/41	100	106
Tampa Electric Co.	6.100%	5/15/18	1,575	1,749
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	150	195
Tampa Electric Co.	4.200%	5/15/45	750	748
TECO Finance Inc.	6.572%	11/1/17	330	363
TECO Finance Inc.	5.150%	3/15/20	125	138
TransAlta Corp.	6.650%	5/15/18	100	108
TransAlta Corp.	4.500%	11/15/22	325	319
TransAlta Corp.	6.500%	3/15/40	175	158
Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	550	559
Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	150	155
Tucson Electric Power Co.	5.150%	11/15/21	130	146
Tucson Electric Power Co.	3.050%	3/15/25	200	193
UIL Holdings Corp.	4.625%	10/1/20	100	108
Union Electric Co.	6.700%	2/1/19	235	271
Union Electric Co.	3.500%	4/15/24	1,450	1,491
Union Electric Co.	3.900%	9/15/42	675	646
Virginia Electric & Power Co.	5.400%	1/15/16	700	709
Virginia Electric & Power Co.	2.950%	1/15/22	750	758
Virginia Electric & Power Co.	3.100%	5/15/25	500	500
Virginia Electric & Power Co.	6.000%	1/15/36	500	622
Virginia Electric & Power Co.	6.000%	5/15/37	550	690
Virginia Electric & Power Co.	6.350%	11/30/37	600	780
Virginia Electric & Power Co.	8.875%	11/15/38	450	722
Virginia Electric & Power Co.	4.000%	1/15/43	850	835
Virginia Electric & Power Co.	4.450%	2/15/44	200	210
WEC Energy Group Inc.	1.650%	6/15/18	200	200
WEC Energy Group Inc.	2.450%	6/15/20	250	253
WEC Energy Group Inc.	3.550%	6/15/25	750	762
5 WEC Energy Group Inc.	6.110%	12/1/66	300	254
5 WEC Energy Group Inc.	6.250%	5/15/67	525	447

Westar Energy Inc.	8.625%	12/1/18	244	293
Westar Energy Inc.	4.125%	3/1/42	525	526
Westar Energy Inc.	4.100%	4/1/43	225	224
Westar Energy Inc.	4.625%	9/1/43	150	161
Wisconsin Electric Power Co.	4.250%	12/15/19	175	192
Wisconsin Electric Power Co.	2.950%	9/15/21	635	650
Wisconsin Electric Power Co.	5.625%	5/15/33	200	240
Wisconsin Electric Power Co.	4.250%	6/1/44	100	101
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	263
Wisconsin Power & Light Co.	6.375%	8/15/37	300	388
Wisconsin Power & Light Co.	4.100%	10/15/44	200	196
Wisconsin Public Service Corp.	3.671%	12/1/42	75	70
Xcel Energy Inc.	5.613%	4/1/17	631	670
Xcel Energy Inc.	1.200%	6/1/17	150	149
Xcel Energy Inc.	4.700%	5/15/20	305	332
Xcel Energy Inc.	3.300%	6/1/25	150	149
Xcel Energy Inc.	6.500%	7/1/36	635	791

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,284
AGL Capital Corp.	5.875%	3/15/41	125	141
AGL Capital Corp.	4.400%	6/1/43	125	121
Atmos Energy Corp.	8.500%	3/15/19	1,500	1,807
Atmos Energy Corp.	5.500%	6/15/41	800	927
British Transco Finance Inc.	6.625%	6/1/18	430	488
KeySpan Corp.	8.000%	11/15/30	200	277
KeySpan Corp.	5.803%	4/1/35	250	287
Laclede Group Inc.	4.700%	8/15/44	350	357
NiSource Finance Corp.	6.400%	3/15/18	314	349
NiSource Finance Corp.	6.800%	1/15/19	550	630
NiSource Finance Corp.	5.450%	9/15/20	350	394
NiSource Finance Corp.	6.125%	3/1/22	450	528
NiSource Finance Corp.	6.250%	12/15/40	400	484
NiSource Finance Corp.	5.950%	6/15/41	500	583
NiSource Finance Corp.	5.800%	2/1/42	300	348
NiSource Finance Corp.	4.800%	2/15/44	200	208
ONE Gas Inc.	2.070%	2/1/19	300	300
ONE Gas Inc.	4.658%	2/1/44	125	131
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	161
Sempra Energy	6.150%	6/15/18	750	832
Sempra Energy	9.800%	2/15/19	250	309
Sempra Energy	2.400%	3/15/20	300	299
Sempra Energy	4.050%	12/1/23	850	888
Sempra Energy	6.000%	10/15/39	705	828
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	300	284
Southern California Gas Co.	4.450%	3/15/44	150	159

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	136
American Water Capital Corp.	3.850%	3/1/24	1,775	1,868
American Water Capital Corp.	6.593%	10/15/37	500	655
American Water Capital Corp.	4.300%	12/1/42	125	125
United Utilities plc	5.375%	2/1/19	200	217

Veolia Environnement SA	6.750%	6/1/38	200	251

				212,230
Total Corporate Bonds (Cost $2,762,139)				2,790,217
Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
African Development Bank	0.750%	10/18/16	1,150	1,147
African Development Bank	1.125%	3/15/17	1,550	1,561
African Development Bank	0.875%	3/15/18	1,500	1,498
African Development Bank	1.625%	10/2/18	300	305
African Development Bank	1.375%	2/12/20	350	348
African Development Bank	2.375%	9/23/21	1,500	1,549
Agricultural Bank Of China	2.000%	5/21/18	300	300
Agricultural Bank Of China	2.750%	5/21/20	250	251
Asian Development Bank	0.750%	1/11/17	2,800	2,806
Asian Development Bank	1.125%	3/15/17	1,325	1,335
Asian Development Bank	1.125%	6/5/18	2,300	2,304
Asian Development Bank	5.593%	7/16/18	500	559
Asian Development Bank	1.750%	9/11/18	1,650	1,684
Asian Development Bank	1.875%	10/23/18	530	543
Asian Development Bank	1.750%	3/21/19	575	586
Asian Development Bank	1.875%	4/12/19	1,550	1,586
Asian Development Bank	1.500%	1/22/20	2,500	2,500
Asian Development Bank	1.375%	3/23/20	2,250	2,247
Asian Development Bank	1.875%	2/18/22	1,850	1,858
Asian Development Bank	2.000%	1/22/25	1,000	983
Banco do Brasil SA	3.875%	1/23/17	200	198
Banco do Brasil SA	3.875%	10/10/22	350	272
Canada	0.875%	2/14/17	2,050	2,058
Canada	1.125%	3/19/18	2,100	2,111
Canada	1.625%	2/27/19	800	811
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,826
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,475
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,500	1,428
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,646
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,012
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	414
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,781
Corp. Andina de Fomento	1.500%	8/8/17	900	902
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,051
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,008
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,013
Council Of Europe Development Bank	1.000%	3/7/18	525	526
Council Of Europe Development Bank	1.125%	5/31/18	975	978
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,306
Ecopetrol SA	7.625%	7/23/19	1,125	1,237
Ecopetrol SA	5.875%	9/18/23	2,550	2,435
Ecopetrol SA	4.125%	1/16/25	850	705
Ecopetrol SA	5.375%	6/26/26	250	216
Ecopetrol SA	7.375%	9/18/43	800	736
Ecopetrol SA	5.875%	5/28/45	1,075	814
Emirates Telecommunications Corp.	3.500%	6/18/24	200	204
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	505
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,529
European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,005

European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	999
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	700
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	399
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	51
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,075
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	505
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,653
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,304
European Investment Bank	1.250%	10/14/16	950	956
European Investment Bank	1.125%	12/15/16	1,300	1,307
European Investment Bank	4.875%	1/17/17	1,225	1,291
European Investment Bank	1.750%	3/15/17	1,125	1,143
European Investment Bank	0.875%	4/18/17	1,500	1,501
European Investment Bank	5.125%	5/30/17	800	858
European Investment Bank	1.625%	6/15/17	100	101
European Investment Bank	1.000%	8/17/17	1,475	1,473
European Investment Bank	1.125%	9/15/17	450	453
European Investment Bank	1.000%	12/15/17	300	301
European Investment Bank	1.000%	3/15/18	4,075	4,079
European Investment Bank	1.250%	5/15/18	3,400	3,415
European Investment Bank	1.000%	6/15/18	3,500	3,494
European Investment Bank	1.125%	8/15/18	2,000	2,001
European Investment Bank	1.625%	12/18/18	3,200	3,246
European Investment Bank	1.875%	3/15/19	4,400	4,495
European Investment Bank	1.750%	6/17/19	4,675	4,728
European Investment Bank	1.625%	3/16/20	6,100	6,119
European Investment Bank	1.375%	6/15/20	2,000	1,987
European Investment Bank	2.875%	9/15/20	5,000	5,319
European Investment Bank	4.000%	2/16/21	4,000	4,480
European Investment Bank	2.500%	4/15/21	3,650	3,809
European Investment Bank	2.125%	10/15/21	350	356
European Investment Bank	2.250%	8/15/22	1,000	1,022
European Investment Bank	3.250%	1/29/24	1,550	1,686
European Investment Bank	1.875%	2/10/25	2,600	2,509
Export Development Canada	1.250%	10/26/16	1,970	1,984
Export Development Canada	0.750%	12/15/17	900	897
Export Development Canada	1.000%	6/15/18	150	150
Export Development Canada	1.500%	10/3/18	1,375	1,390
Export-Import Bank of Korea	3.750%	10/20/16	300	308
Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,608
Export-Import Bank of Korea	2.875%	9/17/18	700	721
Export-Import Bank of Korea	2.375%	8/12/19	600	604
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,084
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,663
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,251
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,647
5 Federative Republic of Brazil	8.000%	1/15/18	444	467
Federative Republic of Brazil	5.875%	1/15/19	875	921
Federative Republic of Brazil	8.875%	10/14/19	175	198
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,103

Federative Republic of Brazil	2.625%	1/5/23	1,560	1,265
Federative Republic of Brazil	4.250%	1/7/25	1,175	1,028
Federative Republic of Brazil	8.750%	2/4/25	400	460
Federative Republic of Brazil	10.125%	5/15/27	675	843
Federative Republic of Brazil	8.250%	1/20/34	875	875
Federative Republic of Brazil	7.125%	1/20/37	950	857
Federative Republic of Brazil	5.625%	1/7/41	3,450	2,631
Federative Republic of Brazil	5.000%	1/27/45	2,201	1,651
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,207
FMS Wertmanagement AoeR	0.625%	1/30/17	1,900	1,896
FMS Wertmanagement AoeR	1.125%	9/5/17	700	703
FMS Wertmanagement AoeR	1.000%	11/21/17	475	476
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,624
FMS Wertmanagement AoeR	1.750%	3/17/20	750	756
Hydro-Quebec	1.375%	6/19/17	1,000	1,008
Hydro-Quebec	8.400%	1/15/22	1,235	1,637
Hydro-Quebec	8.050%	7/7/24	1,175	1,631
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	504
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,247
Inter-American Development Bank	1.375%	10/18/16	2,890	2,915
Inter-American Development Bank	0.875%	11/15/16	400	401
Inter-American Development Bank	1.125%	3/15/17	100	101
Inter-American Development Bank	1.000%	7/14/17	1,400	1,398
Inter-American Development Bank	2.375%	8/15/17	250	257
Inter-American Development Bank	0.875%	3/15/18	350	350
Inter-American Development Bank	1.750%	8/24/18	5,105	5,207
Inter-American Development Bank	1.125%	8/28/18	3,700	3,703
Inter-American Development Bank	3.875%	9/17/19	100	110
Inter-American Development Bank	1.750%	10/15/19	2,200	2,228
Inter-American Development Bank	3.875%	2/14/20	500	552
Inter-American Development Bank	1.875%	6/16/20	1,000	1,018
Inter-American Development Bank	2.125%	11/9/20	350	359
Inter-American Development Bank	1.750%	4/14/22	3,500	3,471
Inter-American Development Bank	3.000%	2/21/24	2,600	2,784
Inter-American Development Bank	7.000%	6/15/25	250	341
Inter-American Development Bank	3.875%	10/28/41	800	897
Inter-American Development Bank	4.375%	1/24/44	450	546
International Bank for Reconstruction &
Development	0.625%	10/14/16	1,950	1,949
International Bank for Reconstruction &
Development	0.750%	12/15/16	2,900	2,903
International Bank for Reconstruction &
Development	0.875%	4/17/17	4,750	4,767
International Bank for Reconstruction &
Development	1.125%	7/18/17	950	956
International Bank for Reconstruction &
Development	1.000%	11/15/17	500	501
International Bank for Reconstruction &
Development	1.375%	4/10/18	3,200	3,228
International Bank for Reconstruction &
Development	1.000%	6/15/18	3,500	3,488
International Bank for Reconstruction &
Development	1.875%	3/15/19	3,300	3,360
International Bank for Reconstruction &
Development	1.875%	10/7/19	1,500	1,533
International Bank for Reconstruction &
Development	2.125%	11/1/20	2,200	2,266

	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,746
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	2,001
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,610
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	2,500	2,547
	International Finance Corp.	2.250%	4/11/16	525	530
	International Finance Corp.	0.625%	10/3/16	900	901
	International Finance Corp.	0.625%	11/15/16	1,000	1,001
	International Finance Corp.	1.125%	11/23/16	2,150	2,162
	International Finance Corp.	1.000%	4/24/17	575	576
	International Finance Corp.	2.125%	11/17/17	950	971
	International Finance Corp.	0.625%	12/21/17	625	619
	International Finance Corp.	1.250%	7/16/18	2,200	2,211
	International Finance Corp.	1.750%	9/4/18	1,300	1,324
	International Finance Corp.	1.750%	9/16/19	1,100	1,115
	International Finance Corp.	1.625%	7/16/20	1,000	1,007
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	652
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	938
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,040
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,023
9	Japan Bank for International Cooperation	1.750%	5/28/20	1,000	1,001
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	352
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	681
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,352
9	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	1,005
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	532
10 KFW		1.250%	10/5/16	1,970	1,985
10 KFW		0.625%	12/15/16	1,600	1,602
10 KFW		1.250%	2/15/17	3,425	3,455
10 KFW		0.750%	3/17/17	3,400	3,400
10 KFW		0.875%	9/5/17	2,000	2,003
10 KFW		0.875%	12/15/17	1,475	1,470
10 KFW		1.000%	1/26/18	2,300	2,298
10 KFW		4.375%	3/15/18	3,450	3,736
10 KFW		1.000%	6/11/18	2,200	2,199
10 KFW		4.500%	7/16/18	350	383
10 KFW		1.125%	8/6/18	1,500	1,500
10 KFW		1.875%	4/1/19	3,925	4,014
10 KFW		4.875%	6/17/19	4,775	5,397
10 KFW		1.750%	10/15/19	1,300	1,316
10 KFW		4.000%	1/27/20	150	166
10 KFW		1.500%	4/20/20	3,550	3,548
10 KFW		2.750%	9/8/20	4,500	4,763
10 KFW		2.750%	10/1/20	3,200	3,382
10 KFW		2.375%	8/25/21	2,710	2,808
10 KFW		2.625%	1/25/22	1,500	1,572
10 KFW		2.000%	10/4/22	1,575	1,584
10 KFW		2.125%	1/17/23	1,750	1,770
10 KFW		2.500%	11/20/24	3,800	3,908
10 KFW		2.000%	5/2/25	2,500	2,452
10 KFW		0.000%	4/18/36	500	268
	Korea Development Bank	3.250%	3/9/16	970	979
	Korea Development Bank	4.000%	9/9/16	750	770

	Korea Development Bank	3.875%	5/4/17	1,000	1,037
	Korea Development Bank	4.625%	11/16/21	1,375	1,528
	Korea Development Bank	3.000%	9/14/22	1,400	1,407
	Korea Development Bank	3.750%	1/22/24	1,500	1,586
[10] Landwirtschaftliche Rentenbank		2.500%	2/15/16	1,755	1,768
[10] Landwirtschaftliche Rentenbank		2.375%	9/13/17	1,000	1,030
[10] Landwirtschaftliche Rentenbank		1.000%	4/4/18	1,000	1,002
[10] Landwirtschaftliche Rentenbank		1.875%	9/17/18	600	614
[10] Landwirtschaftliche Rentenbank		1.750%	4/15/19	350	356
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	425	425
[10] Landwirtschaftliche Rentenbank		2.000%	1/13/25	2,500	2,451
[10] Landwirtschaftliche Rentenbank		2.375%	6/10/25	975	977
	Nexen Energy ULC	7.875%	3/15/32	100	133
	Nexen Energy ULC	5.875%	3/10/35	410	461
	Nexen Energy ULC	6.400%	5/15/37	800	951
	Nexen Energy ULC	7.500%	7/30/39	625	823
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,694
	Nordic Investment Bank	1.125%	3/19/18	800	803
	Nordic Investment Bank	1.875%	6/14/19	850	865
	North American Development Bank	2.300%	10/10/18	325	329
	North American Development Bank	4.375%	2/11/20	650	714
	North American Development Bank	2.400%	10/26/22	350	349
[11] Oesterreichische Kontrollbank AG		0.750%	12/15/16	1,000	1,002
[11] Oesterreichische Kontrollbank AG		5.000%	4/25/17	300	320
[11] Oesterreichische Kontrollbank AG		1.125%	5/29/18	1,275	1,278
[11] Oesterreichische Kontrollbank AG		1.375%	2/10/20	1,400	1,394
[11] Oesterreichische Kontrollbank AG		2.375%	10/1/21	1,000	1,032
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,660
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,633
5	Oriental Republic of Uruguay	5.100%	6/18/50	1,750	1,505
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,349
	Petroleos Mexicanos	8.000%	5/3/19	700	795
	Petroleos Mexicanos	6.000%	3/5/20	1,700	1,814
8	Petroleos Mexicanos	3.500%	7/23/20	1,500	1,453
	Petroleos Mexicanos	5.500%	1/21/21	2,130	2,237
	Petroleos Mexicanos	4.875%	1/24/22	5,750	5,707
	Petroleos Mexicanos	3.500%	1/30/23	1,250	1,129
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,452
5	Petroleos Mexicanos	2.290%	2/15/24	170	169
8	Petroleos Mexicanos	4.250%	1/15/25	1,700	1,552
	Petroleos Mexicanos	2.378%	4/15/25	200	194
8	Petroleos Mexicanos	4.500%	1/23/26	1,500	1,377
	Petroleos Mexicanos	4.500%	1/23/26	1,400	1,285
	Petroleos Mexicanos	6.625%	6/15/35	1,000	937
	Petroleos Mexicanos	6.625%	6/15/38	375	350
	Petroleos Mexicanos	6.500%	6/2/41	300	276
8	Petroleos Mexicanos	5.500%	6/27/44	1,450	1,164
	Petroleos Mexicanos	5.500%	6/27/44	1,725	1,384
	Petroleos Mexicanos	6.375%	1/23/45	1,750	1,570
8	Petroleos Mexicanos	5.625%	1/23/46	1,200	978
	Province of British Columbia	2.650%	9/22/21	500	522
	Province of British Columbia	2.000%	10/23/22	300	298
	Province of Manitoba	4.900%	12/6/16	1,235	1,295
	Province of Manitoba	1.125%	6/1/18	850	848
	Province of Manitoba	2.100%	9/6/22	300	297
	Province of Manitoba	3.050%	5/14/24	1,600	1,661
	Province of New Brunswick	2.750%	6/15/18	725	753
	Province of Nova Scotia	5.125%	1/26/17	500	528

Province of Ontario	1.100%	10/25/17	2,050	2,050
Province of Ontario	3.150%	12/15/17	100	104
Province of Ontario	1.200%	2/14/18	1,200	1,202
Province of Ontario	3.000%	7/16/18	400	418
Province of Ontario	2.000%	9/27/18	1,650	1,680
Province of Ontario	2.000%	1/30/19	1,875	1,902
Province of Ontario	1.650%	9/27/19	925	923
Province of Ontario	4.000%	10/7/19	850	925
Province of Ontario	4.400%	4/14/20	475	530
Province of Ontario	2.450%	6/29/22	100	101
Province of Ontario	3.200%	5/16/24	1,000	1,052
Quebec	5.125%	11/14/16	525	551
Quebec	4.625%	5/14/18	2,100	2,284
Quebec	3.500%	7/29/20	1,530	1,650
Quebec	2.750%	8/25/21	1,375	1,426
Quebec	2.625%	2/13/23	2,050	2,089
Quebec	7.125%	2/9/24	400	526
Quebec	2.875%	10/16/24	700	717
Quebec	7.500%	9/15/29	475	702
Region of Lombardy Italy	5.804%	10/25/32	500	538
Republic of Chile	3.875%	8/5/20	75	80
Republic of Chile	3.250%	9/14/21	225	232
Republic of Chile	2.250%	10/30/22	150	143
Republic of Chile	3.125%	3/27/25	1,875	1,858
Republic of Chile	3.625%	10/30/42	800	689
Republic of Colombia	7.375%	1/27/17	700	752
Republic of Colombia	7.375%	3/18/19	825	934
Republic of Colombia	4.375%	7/12/21	2,130	2,167
5 Republic of Colombia	2.625%	3/15/23	825	730
Republic of Colombia	4.000%	2/26/24	2,000	1,923
Republic of Colombia	8.125%	5/21/24	400	491
5 Republic of Colombia	4.500%	1/28/26	500	486
Republic of Colombia	7.375%	9/18/37	1,000	1,125
Republic of Colombia	6.125%	1/18/41	1,775	1,728
5 Republic of Colombia	5.625%	2/26/44	800	731
5 Republic of Colombia	5.000%	6/15/45	2,450	2,107
Republic of Italy	5.375%	6/12/17	950	1,012
Republic of Italy	6.875%	9/27/23	1,500	1,910
Republic of Italy	5.375%	6/15/33	1,400	1,613
Republic of Korea	7.125%	4/16/19	1,575	1,862
Republic of Korea	3.875%	9/11/23	1,800	1,960
Republic of Korea	4.125%	6/10/44	850	975
Republic of Panama	5.200%	1/30/20	2,045	2,219
5 Republic of Panama	4.000%	9/22/24	600	592
5 Republic of Panama	3.750%	3/16/25	700	677
Republic of Panama	7.125%	1/29/26	900	1,109
Republic of Panama	9.375%	4/1/29	200	291
5 Republic of Panama	6.700%	1/26/36	1,584	1,866
5 Republic of Panama	4.300%	4/29/53	250	212
Republic of Peru	7.125%	3/30/19	700	811
Republic of Peru	7.350%	7/21/25	1,600	2,006
Republic of Peru	4.125%	8/25/27	800	784
Republic of Peru	8.750%	11/21/33	1,225	1,722
Republic of Peru	5.625%	11/18/50	2,275	2,303
Republic of Poland	6.375%	7/15/19	3,340	3,866
Republic of Poland	5.125%	4/21/21	900	1,013
Republic of Poland	5.000%	3/23/22	1,415	1,580
Republic of Poland	3.000%	3/17/23	2,000	1,991

Republic of Poland	4.000%	1/22/24	1,225	1,294
Republic of South Africa	6.875%	5/27/19	575	641
Republic of South Africa	5.500%	3/9/20	1,985	2,109
Republic of South Africa	5.875%	5/30/22	200	215
Republic of South Africa	4.665%	1/17/24	2,600	2,571
Republic of South Africa	5.875%	9/16/25	300	315
Republic of South Africa	6.250%	3/8/41	700	739
Republic of the Philippines	8.375%	6/17/19	800	982
Republic of the Philippines	6.500%	1/20/20	2,450	2,884
Republic of the Philippines	4.000%	1/15/21	3,475	3,742
Republic of the Philippines	4.200%	1/21/24	1,400	1,531
Republic of the Philippines	9.500%	10/21/24	550	825
Republic of the Philippines	10.625%	3/16/25	425	672
Republic of the Philippines	5.500%	3/30/26	1,500	1,780
Republic of the Philippines	9.500%	2/2/30	825	1,312
Republic of the Philippines	7.750%	1/14/31	775	1,100
Republic of the Philippines	6.375%	1/15/32	800	1,025
Republic of the Philippines	6.375%	10/23/34	1,675	2,192
Republic of the Philippines	5.000%	1/13/37	400	459
Republic of the Philippines	3.950%	1/20/40	300	302
Republic of Turkey	7.000%	9/26/16	600	627
Republic of Turkey	7.500%	7/14/17	1,975	2,135
Republic of Turkey	6.750%	4/3/18	1,450	1,566
Republic of Turkey	7.000%	3/11/19	1,325	1,456
Republic of Turkey	7.000%	6/5/20	1,625	1,797
Republic of Turkey	5.625%	3/30/21	1,175	1,227
Republic of Turkey	5.125%	3/25/22	1,125	1,138
Republic of Turkey	3.250%	3/23/23	1,000	890
Republic of Turkey	7.375%	2/5/25	2,075	2,372
Republic of Turkey	4.250%	4/14/26	1,300	1,175
Republic of Turkey	11.875%	1/15/30	1,600	2,553
Republic of Turkey	8.000%	2/14/34	175	211
Republic of Turkey	6.875%	3/17/36	3,000	3,242
Republic of Turkey	6.750%	5/30/40	2,000	2,130
Republic of Turkey	6.000%	1/14/41	2,150	2,093
Republic of Turkey	4.875%	4/16/43	3,300	2,747
State of Israel	5.500%	11/9/16	1,320	1,387
State of Israel	5.125%	3/26/19	300	335
State of Israel	4.000%	6/30/22	900	976
State of Israel	3.150%	6/30/23	1,100	1,128
State of Israel	4.500%	1/30/43	950	960
Statoil ASA	3.125%	8/17/17	1,085	1,124
Statoil ASA	1.250%	11/9/17	600	597
Statoil ASA	1.200%	1/17/18	2,000	1,993
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,680
Statoil ASA	2.250%	11/8/19	1,000	1,013
Statoil ASA	2.900%	11/8/20	150	155
Statoil ASA	2.750%	11/10/21	1,100	1,109
Statoil ASA	3.150%	1/23/22	125	126
Statoil ASA	2.450%	1/17/23	400	383
Statoil ASA	2.650%	1/15/24	275	262
Statoil ASA	3.700%	3/1/24	500	513
Statoil ASA	3.250%	11/10/24	550	543
Statoil ASA	7.150%	1/15/29	250	330
Statoil ASA	5.100%	8/17/40	300	337
Statoil ASA	4.250%	11/23/41	325	323
Statoil ASA	3.950%	5/15/43	175	165

Statoil ASA	4.800%	11/8/43	600	642
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,079
Svensk Exportkredit AB	1.750%	5/30/17	125	127
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,582
Svensk Exportkredit AB	1.875%	6/23/20	600	607
United Mexican States	5.625%	1/15/17	3,729	3,945
United Mexican States	5.950%	3/19/19	2,113	2,367
United Mexican States	3.500%	1/21/21	600	609
United Mexican States	3.625%	3/15/22	3,350	3,377
United Mexican States	4.000%	10/2/23	3,507	3,568
United Mexican States	3.600%	1/30/25	2,275	2,232
United Mexican States	6.750%	9/27/34	309	368
United Mexican States	6.050%	1/11/40	2,020	2,179
United Mexican States	4.750%	3/8/44	4,342	3,897
United Mexican States	5.550%	1/21/45	1,100	1,104
United Mexican States	4.600%	1/23/46	600	524
United Mexican States	5.750%	10/12/10	4,292	3,934
Total Sovereign Bonds (Cost $559,418)				558,762
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	238
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	137
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	59
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,082
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	660
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	100
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	253
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	125
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	231
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,075	1,429
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	171
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,648
California GO	5.750%	3/1/17	150	160
California GO	6.200%	10/1/19	1,600	1,883
California GO	5.700%	11/1/21	1,000	1,181
California GO	7.500%	4/1/34	2,270	3,183
California GO	7.550%	4/1/39	2,005	2,898
California GO	7.300%	10/1/39	350	484
California GO	7.350%	11/1/39	1,325	1,848
California GO	7.625%	3/1/40	800	1,149
California GO	7.600%	11/1/40	350	514
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	123
Chicago IL Board of Education GO	6.319%	11/1/29	300	252
Chicago IL GO	7.375%	1/1/33	550	562
Chicago IL GO	7.781%	1/1/35	100	104

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	409
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	93
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	208
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	827
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	83
Chicago IL Water Revenue	6.742%	11/1/40	575	631
Clark County NV Airport System Revenue	6.881%	7/1/42	75	85
Clark County NV Airport System Revenue	6.820%	7/1/45	500	686
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	876
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	383
Connecticut GO	5.090%	10/1/30	575	643
Connecticut GO	5.850%	3/15/32	610	723
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	174
Cook County IL GO	6.229%	11/15/34	400	411
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	63
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	121
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	771
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	262
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	87
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,020	1,287
Dallas TX Independent School District GO	6.450%	2/15/35	150	176
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	133
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	88
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	91
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	925	927
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	254
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	430
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	716
George Washington University District of
Columbia GO	3.485%	9/15/22	500	519
George Washington University District of
Columbia GO	4.300%	9/15/44	400	388
Georgia GO	4.503%	11/1/25	325	364
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,010	1,184
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	800	937
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	163

Houston TX Utility System Revenue	3.828%	5/15/28	275	289
Illinois GO	5.365%	3/1/17	375	390
Illinois GO	5.877%	3/1/19	600	654
Illinois GO	4.950%	6/1/23	1,450	1,464
Illinois GO	5.100%	6/1/33	2,920	2,737
Illinois GO	6.630%	2/1/35	480	498
Illinois GO	6.725%	4/1/35	475	495
Illinois GO	7.350%	7/1/35	2,000	2,182
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	248
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	92
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	595
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	300	315
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	238
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	500	483
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	23	24
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	337
Los Angeles CA Community College District
GO	6.750%	8/1/49	235	325
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	120
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	401
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	113
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	552
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	675
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,270
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	131
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	153
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	259
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	69
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	123
Massachusetts GO	4.200%	12/1/21	225	248
Massachusetts GO	5.456%	12/1/39	845	1,025
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	475	581
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	62
Massachusetts Water Pollution Abatement
Trust Revenue	5.192%	8/1/40	435	513
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	126
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	148

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	96
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	75	88
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	118
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,628
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	460	479
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,212
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	450	463
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	66
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	519
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,284
New York City NY GO	6.246%	6/1/35	100	114
New York City NY GO	5.968%	3/1/36	160	197
New York City NY GO	5.985%	12/1/36	75	91
New York City NY GO	5.517%	10/1/37	400	472
New York City NY GO	6.271%	12/1/37	900	1,148
New York City NY GO	5.846%	6/1/40	100	124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	126
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	128
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	97
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	121
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,510	1,928
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	325
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	121
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	181
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	756
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,213
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	118
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	749
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	625
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	114
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	120

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	365
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	93
New York University Hospitals Center GO	4.428%	7/1/42	200	198
New York University Hospitals Center
Revenue	5.750%	7/1/43	375	435
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	700	948
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	199
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,265	1,222
Ohio State University General Receipts
Revenue	5.590%	12/1/14	200	215
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	113
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	101
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	95
Oregon GO	5.762%	6/1/23	500	584
Oregon GO	5.892%	6/1/27	375	453
[13] Oregon School Boards Association GO	4.759%	6/30/28	500	551
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	143
Pennsylvania GO	4.650%	2/15/26	125	136
Pennsylvania GO	5.350%	5/1/30	400	434
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	109
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	575	668
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	88
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	250	250
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	154
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	800	950
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,058
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	399
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	576
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,039
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	323
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,525
Princeton University New Jersey GO	5.700%	3/1/39	300	388
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	194
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	380
Sacramento CA Public Financing Authority
Lease Revenue	5.637%	4/1/50	150	151
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	88

San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	288
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	124
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	627
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	477
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	300	327
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	850	1,070
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	91
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	703
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	786
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	250	294
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	375	471
Texas GO	5.517%	4/1/39	660	826
Texas Transportation Commission Revenue	5.028%	4/1/26	100	117
Texas Transportation Commission Revenue	5.178%	4/1/30	275	320
Texas Transportation Commission Revenue	4.631%	4/1/33	300	333
Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
Tufts University Massachusetts GO	5.017%	4/15/12	550	581
University of California Regents General
Revenue	4.601%	5/15/31	500	539
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	192
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	160
University of California Revenue	1.796%	7/1/19	1,400	1,411
University of California Revenue	6.270%	5/15/31	500	559
University of California Revenue	5.770%	5/15/43	410	503
University of California Revenue	4.765%	5/15/44	150	158
University of California Revenue	5.946%	5/15/45	275	335
University of California Revenue	4.858%	5/15/12	330	319
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	89
University of Southern California GO	5.250%	10/1/11	200	234
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	122
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	85
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	179
University of Virginia Revenue	6.200%	9/1/39	800	1,097
Utah GO	4.554%	7/1/24	125	141
Utah GO	3.539%	7/1/25	50	53
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	160	186
Washington GO	5.481%	8/1/39	50	61
Washington GO	5.140%	8/1/40	480	569
[14] Wisconsin GO	5.700%	5/1/26	325	383
Total Taxable Municipal Bonds (Cost $93,332)				100,794

Temporary Cash Investments (3.0%)[1]
				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.1%)
2	Federal Home Loan Bank Discount Notes	0.200%	11/18/15	7,000	6,999
2	Federal Home Loan Bank Discount Notes	0.195%	12/2/15	7,000	6,998
4	Freddie Mac Discount Notes	0.125%	10/30/15	500	500
					14,497
				Shares
Money Market Fund (2.9%)
[15,16] Vanguard Market Liquidity Fund		0.186%		731,096,296	731,096
Total Temporary Cash Investments (Cost $745,592)					745,593
Total Investments (102.5%) (Cost $19,008,707)					25,825,941
Other Assets and Liabilities-Net (-2.5%)[16]					(620,948)
Net Assets (100%)					25,204,993

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,603,000.
  Non-income-producing security.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 58.7% and 2.6%, respectively, of net assets.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  U.S. government-guaranteed.
  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
  Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2015.
  Adjustable-rate security.
  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate value of these securities was $66,411,000, representing 0.3% of net assets.
  Guaranteed by the Government of Japan.
  Guaranteed by the Federal Republic of Germany.
  Guaranteed by the Republic of Austria.
  Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
  Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
  Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $44,965,000 of collateral received for securities on loan. COP—Certificate of Participation.
  GO—General Obligation Bond. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2015, counterparties had deposited in segregated accounts securities and cash with a value of $1,344,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,719,786	—	184
U.S. Government and Agency Obligations	—	6,578,931	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	330,361	1,313
Corporate Bonds	—	2,782,579	7,534
Sovereign Bonds	—	558,762	—
Taxable Municipal Bonds	—	100,794	—
Temporary Cash Investments	731,096	14,497	—
Futures Contracts—Assets[1]	1,236	—	—
Total	15,452,118	10,365,924	9,031
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	December 2015	85	40,560	(752)
E-mini S&P 500 Index	December 2015	183	17,465	(307)
E-mini S&P MidCap Index	December 2015	48	6,542	(174)
E-mini Russell 2000 Index	December 2015	59	6,466	(313)
				(1,546)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2015, the cost of investment securities for tax purposes was $19,009,001,000. Net unrealized appreciation of investment securities for tax purposes was $6,816,836,000, consisting of unrealized gains of $7,069,670,000 on securities that had risen in value since their purchase and $252,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments
As of September 30, 2015

					Market
					Value
				Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (19.8%)
	Vanguard Total Stock Market Index Fund Investor Shares			6,249,856	300,368

Global Stock Fund (15.0%)
	Vanguard Global Minimum Volatility Fund Investor Shares			20,017,290	227,396

International Stock Funds (24.7%)
	Vanguard Total International Stock Index Fund Investor Shares			21,129,159	300,456
	Vanguard Emerging Markets Stock Index Fund Investor Shares			3,542,625	74,360
					374,816
U.S. Bond Fund (11.9%)
1	Vanguard Total Bond Market II Index Fund Investor			16,812,513	180,903

International Bond Fund (5.9%)
	Vanguard Total International Bond Index Fund Investor Shares			8,538,942	90,257

Alternative Funds (17.7%)
*	Vanguard Alternative Strategies Fund			7,949,170	158,983
*	Vanguard Market Neutral Fund Investor Shares			9,000,137	109,532
					268,515
Total Investment Companies (Cost $1,312,501)					1,442,255
Temporary Cash Investments (5.2%)[2]
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.2%)
[3,4]	Fannie Mae Discount Notes	0.150%	10/1/15	357	357
[3,4]	Fannie Mae Discount Notes	0.180%	10/5/15	250	250
[3,4,5]Fannie Mae Discount Notes		0.080%–0.145%	10/7/15	2,415	2,415
[3,4,5]Fannie Mae Discount Notes		0.130%	10/15/15	3,000	3,000
[3,4]	Fannie Mae Discount Notes	0.170%	10/19/15	200	200
[3,4]	Fannie Mae Discount Notes	0.130%–0.184%	10/21/15	3,785	3,785
[3,4]	Fannie Mae Discount Notes	0.170%	10/30/15	145	145
[3,4]	Fannie Mae Discount Notes	0.180%–0.200%	11/4/15	1,700	1,700
[3,4]	Fannie Mae Discount Notes	0.150%–0.190%	11/12/15	1,100	1,100
[3,4]	Fannie Mae Discount Notes	0.160%–0.190%	11/18/15	2,206	2,205
[3,4,5]Fannie Mae Discount Notes		0.180%	11/19/15	2,000	1,999
[3,4]	Fannie Mae Discount Notes	0.120%–0.200%	11/25/15	1,600	1,599
[3,4]	Fannie Mae Discount Notes	0.150%	12/14/15	1,000	999
[3,4]	Fannie Mae Discount Notes	0.140%	12/23/15	1,667	1,666
[3,4]	Fannie Mae Discount Notes	0.180%	1/6/16	290	290
[3,4]	Fannie Mae Discount Notes	0.180%–0.200%	1/14/16	400	400
[3,4]	Fannie Mae Discount Notes	0.180%	1/15/16	230	230
[3,4]	Fannie Mae Discount Notes	0.210%	2/2/16	600	600
[3,6]	Federal Home Loan Bank Discount Notes	0.150%	10/5/15	915	915
[3,6]	Federal Home Loan Bank Discount Notes	0.200%	10/6/15	400	400
[3,5,6]Federal Home Loan Bank Discount Notes		0.150%	10/7/15	1,100	1,100
[3,6]	Federal Home Loan Bank Discount Notes	0.180%	10/8/15	735	735

[3,6]	Federal Home Loan Bank Discount Notes	0.110%	10/9/15	1,595	1,595
[3,6]	Federal Home Loan Bank Discount Notes	0.210%	10/13/15	578	578
[3,5,6]Federal Home Loan Bank Discount Notes		0.150%–0.190%	10/16/15	1,300	1,300
[3,6]	Federal Home Loan Bank Discount Notes	0.140%	10/19/15	750	750
[3,6]	Federal Home Loan Bank Discount Notes	0.220%	10/23/15	300	300
[3,6]	Federal Home Loan Bank Discount Notes	0.220%	10/26/15	500	500
[3,6]	Federal Home Loan Bank Discount Notes	0.160%	10/30/15	500	500
[3,6]	Federal Home Loan Bank Discount Notes	0.175%	11/3/15	1,900	1,900
[3,6]	Federal Home Loan Bank Discount Notes	0.200%–0.220%	11/4/15	1,187	1,187
[3,6]	Federal Home Loan Bank Discount Notes	0.160%–0.220%	11/6/15	925	925
[3,6]	Federal Home Loan Bank Discount Notes	0.200%–0.250%	11/9/15	1,150	1,150
[3,6]	Federal Home Loan Bank Discount Notes	0.250%	11/13/15	834	834
[3,6]	Federal Home Loan Bank Discount Notes	0.190%–0.250%	11/16/15	2,355	2,354
[3,6]	Federal Home Loan Bank Discount Notes	0.160%	11/20/15	735	735
[3,6]	Federal Home Loan Bank Discount Notes	0.260%	11/25/15	500	500
[3,6]	Federal Home Loan Bank Discount Notes	0.280%	11/30/15	800	800
[3,6]	Federal Home Loan Bank Discount Notes	0.165%–0.280%	12/1/15	1,400	1,399
[3,5,6]Federal Home Loan Bank Discount Notes		0.200%–0.280%	12/4/15	1,000	1,000
[3,6]	Federal Home Loan Bank Discount Notes	0.240%	12/10/15	500	500
[3,6]	Federal Home Loan Bank Discount Notes	0.210%	1/13/16	150	150
[3,6]	Federal Home Loan Bank Discount Notes	0.210%	1/14/16	300	300
[3,6]	Federal Home Loan Bank Discount Notes	0.200%	1/15/16	300	300
[3,6]	Federal Home Loan Bank Discount Notes	0.190%	1/22/16	210	210
[3,4]	Freddie Mac Discount Notes	0.100%–0.200%	10/2/15	1,757	1,757
[3,4]	Freddie Mac Discount Notes	0.150%	10/5/15	911	911
[3,4]	Freddie Mac Discount Notes	0.170%	10/13/15	500	500
[3,4]	Freddie Mac Discount Notes	0.150%	10/14/15	250	250
[3,4]	Freddie Mac Discount Notes	0.190%	10/15/15	180	180
[3,4]	Freddie Mac Discount Notes	0.090%	10/20/15	1,000	1,000
[3,4]	Freddie Mac Discount Notes	0.150%	10/26/15	1,844	1,844
[3,4]	Freddie Mac Discount Notes	0.100%	10/28/15	1,700	1,700
[3,4]	Freddie Mac Discount Notes	0.150%–0.170%	10/29/15	5,420	5,419
[3,4]	Freddie Mac Discount Notes	0.190%	10/30/15	905	905
[3,4]	Freddie Mac Discount Notes	0.160%–0.220%	11/4/15	1,526	1,526
[3,4]	Freddie Mac Discount Notes	0.170%–0.180%	11/5/15	3,572	3,571
[3,4]	Freddie Mac Discount Notes	0.200%	12/4/15	20	20
[3,4]	Freddie Mac Discount Notes	0.200%	12/7/15	130	130
[3,4]	Freddie Mac Discount Notes	0.250%	12/14/15	60	60
[3,4]	Freddie Mac Discount Notes	0.180%–0.200%	1/12/16	539	539
[3,4]	Freddie Mac Discount Notes	0.180%–0.195%	1/13/16	458	458
[3,4]	Freddie Mac Discount Notes	0.200%	1/20/16	500	500
[3,4]	Freddie Mac Discount Notes	0.180%	1/21/16	500	500
3	United States Treasury Bill	0.025%	10/1/15	50	50
3	United States Treasury Note/Bond	0.250%	10/31/15	763	763
3	United States Treasury Note/Bond	0.375%	11/15/15	10,000	10,003
Total Temporary Cash Investments (Cost $78,441)					78,443
Total Investments (100.2%) (Cost $1,390,942)					1,520,698
Other Assets and Liabilities-Net (-0.2%)					(3,184)
Net Assets (100%)					1,517,514

*	Non-income-producing security. For the 12 months ended September 30, 2015, the fund has not paid a dividend.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2	The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 5% and 0.2%, respectively, of net assets.
3	Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of Managed Payout Fund.

4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $8,463,000 have been segregated as collateral for open over-the-counter swap contracts.
6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
A.	Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2015, the fund held $75,404,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2015, the subsidiary had the following open total return swap contracts:

Managed Payout Fund

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/30/15	CSI	75,395	(0.245%)	—
CSI—Credit Suisse International.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,442,255	—	—
Temporary Cash Investments	—	78,443	—
Total	1,442,255	78,443	—

E. At September 30, 2015, the cost of investment securities for tax purposes was $1,390,942,000. Net unrealized appreciation of investment securities for tax purposes was $129,756,000, consisting of unrealized gains of $165,706,000 on securities that had risen in value since their purchase and $35,950,000 in unrealized losses on securities that had fallen in value since their purchase.

F.	Transactions during the period in affiliated underlying Vanguard funds were as follows:

Managed Payout Fund

			Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2014		from		Capital Gain	2015
	Market	Purchases Securities			Distributions	Market
	Value	at Cost	Sold Income		Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	—	162,000	3,000	—	—	158,983
Vanguard Emerging Markets Stock Index
Fund	75,564	16,310	3,500	1,772	—	74,360

Vanguard Global Minimum Volatility Fund	319,257	2,500	108,437	—	—	227,396
Vanguard Market Liquidity Fund	148	NA1	NA1	50	—	—
Vanguard Market Neutral Fund	153,164	5,100	56,000	—	—	109,532

Vanguard Total Bond Market II Index Fund	206,911	21,624	46,094	3,493	150	180,903
Vanguard Total International Bond Index
Fund	110,713	4,474	24,500	1,074	—	90,257
Vanguard Total International Stock Index
Fund	231,512	112,428	13,774	4,728	—	300,456

Vanguard Total Stock Market Index Fund	396,695	22,634	100,108	4,167	—	300,368
Total	1,493,964	347,070	355,413	15,284	150	1,442,255

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2015
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.